UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020—June 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2020 Vanguard Balanced Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	27
Liquidity Risk Management	29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2019	6/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,009.54	$0.90
Admiral™ Shares	1,000.00	1,010.16	0.35
Institutional Shares	1,000.00	1,009.96	0.30
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.97	$0.91
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.56	0.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Balanced Index Fund

Fund Allocation

As of June 30, 2020

Asset-Backed/Commercial Mortgage-Backed Securities	1.1%
Common Stock	60.5
Corporate Bonds	11.5
Preferred Stock	0.0
Sovereign Bonds	1.5
Taxable Municipal Bonds	0.3
U.S. Government and Agency Obligations	25.1

The table reflects the fund's investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Balanced Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of June 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		524,259	1.2%

Consumer Goods
Procter & Gamble Co.	2,140,775	255,972	0.6%
PepsiCo Inc.	1,200,915	158,833	0.4%
Coca-Cola Co.	3,322,027	148,428	0.3%
* Tesla Inc.	127,801	138,001	0.3%
Consumer Goods—Other †		1,364,401	3.1%
		2,065,635	4.7%
Consumer Services
* Amazon.com Inc.	364,930	1,006,776	2.3%
Home Depot Inc.	926,993	232,221	0.5%
Walt Disney Co.	1,554,827	173,379	0.4%
* Netflix Inc.	378,099	172,050	0.4%
Comcast Corp. Class A	3,913,609	152,552	0.3%
Walmart Inc.	1,221,944	146,364	0.3%
McDonald’s Corp.	643,155	118,643	0.3%
Costco Wholesale Corp.	378,049	114,628	0.3%
Consumer Services—Other †		1,597,347	3.6%
		3,713,960	8.4%

‡ Exchange-Traded Fund †		33,161	0.1%

Financials
Visa Inc. Class A	1,461,905	282,396	0.6%
* Berkshire Hathaway Inc. Class B	1,513,509	270,177	0.6%
JPMorgan Chase & Co.	2,495,440	234,721	0.5%
Mastercard Inc. Class A	773,872	228,834	0.5%
Bank of America Corp.	6,716,783	159,524	0.4%
§ Financials—Other †		3,095,544	7.0%
		4,271,196	9.6%

Balanced Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	Johnson & Johnson	2,267,582	318,890	0.7%
	UnitedHealth Group Inc.	816,476	240,820	0.5%
	Merck & Co. Inc.	2,183,090	168,818	0.4%
	Pfizer Inc.	4,769,000	155,946	0.3%
	AbbVie Inc.	1,517,573	148,995	0.3%
	Abbott Laboratories	1,522,820	139,231	0.3%
	Thermo Fisher Scientific Inc.	343,988	124,641	0.3%
	Eli Lilly and Co.	744,939	122,304	0.3%
	Amgen Inc.	509,583	120,190	0.3%
	Bristol-Myers Squibb Co.	1,967,872	115,711	0.3%
§	Health Care—Other †		2,045,409	4.6%
			3,700,955	8.3%
Industrials
*	PayPal Holdings Inc.	1,012,026	176,325	0.4%
	Accenture plc Class A	546,064	117,251	0.3%
§,1	Industrials—Other †		2,852,471	6.4%
			3,146,047	7.1%
Oil & Gas
	Exxon Mobil Corp.	3,639,284	162,749	0.4%
	Chevron Corp.	1,609,223	143,591	0.3%
§	Oil & Gas—Other †		391,514	0.9%
			697,854	1.6%
Technology
	Microsoft Corp.	6,546,015	1,332,180	3.0%
	Apple Inc.	3,364,417	1,227,339	2.8%
*	Facebook Inc. Class A	2,075,289	471,236	1.1%
*	Alphabet Inc. Class C	263,576	372,594	0.8%
*	Alphabet Inc. Class A	242,254	343,528	0.8%
	Intel Corp.	3,655,646	218,717	0.5%
	NVIDIA Corp.	501,151	190,392	0.4%
*	Adobe Inc.	416,885	181,474	0.4%
	Cisco Systems Inc.	3,280,009	152,980	0.4%
*	salesforce.com Inc.	730,338	136,814	0.3%
§	Technology—Other †		2,234,678	5.0%
			6,861,932	15.5%
Telecommunications
	Verizon Communications Inc.	3,559,238	196,221	0.4%
	AT&T Inc.	6,141,331	185,652	0.4%
	Telecommunications—Other †		120,427	0.3%
			502,300	1.1%

Utilities †			777,298	1.8%
Total Common Stocks (Cost $11,027,383)			26,294,597	59.4%

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.500%	3/31/25	245,241	247,769	0.6%
	United States Treasury Note/Bond	0.500%	3/15/23	245,065	247,209	0.5%
	United States Treasury Note/Bond	0.375%	3/31/22	159,650	160,223	0.4%
	United States Treasury Note/Bond	2.000%	2/15/50	120,266	137,610	0.3%
	United States Treasury Note/Bond	1.125%	2/28/27	124,502	129,852	0.3%
	United States Treasury Note/Bond	0.625%	3/31/27	108,045	109,092	0.2%
[2]	United States Treasury Note/Bond	0.125%–8.000%	9/15/20–5/15/50	5,337,089	5,897,597	13.3%
					6,929,352	15.6%
Agency Bonds and Notes
[3]	Federal Home Loan Mortgage Corp.	0.250%–6.750%	8/12/21–7/15/32	35,511	38,337	0.1%
[3]	Federal National Mortgage Assn.	0.250%–7.250%	8/17/21–7/15/37	72,237	81,045	0.2%
	Agency Bonds and Notes—Other †				96,586	0.2%
					215,968	0.5%
Conventional Mortgage-Backed Securities
¤,3,4	Fannie Mae Pool	2.000%–9.500%	7/1/20–7/1/50	1,287,899	1,378,713	3.1%
[3,4]	Freddie Mac Gold Pool	2.000%–10.000%	9/1/20–1/1/49	657,723	705,055	1.6%
[4]	Ginnie Mae I Pool	3.000%–9.000%	9/15/20–9/15/49	66,593	72,824	0.2%
¤,4	Ginnie Mae II Pool	2.500%–7.000%	9/20/25–7/1/50	889,554	952,417	2.2%
¤,3,4	UMBS Pool	2.500%	7/1/50	102,604	106,981	0.2%
¤,3,4	UMBS Pool	2.000%–5.000%	7/1/26–7/1/50	514,430	554,703	1.2%
					3,760,693	8.5%
Nonconventional Mortgage-Backed Securities
[3,4]	Fannie Mae Pool	2.275%–3.451%	4/1/41–9/1/43	446	463	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.366%	12/1/41	60	63	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	110	114	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.476%	3.491%	3/1/43	184	188	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.017%	7/1/36	16	17	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.580%	12/1/43	136	147	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.370%	6/1/43	113	115	0.0%

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.610%	4.167%	10/1/37	35	36	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.623%–3.746%	2/1/36–8/1/39	87	90	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	56	60	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	3/1/38	6	6	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	15	16	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	3.664%	1/1/37	22	23	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.171%	10/1/42	74	74	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	5	6	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	4	4	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.683%	3.727%	12/1/33	13	14	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.687%	3.902%	6/1/42	207	217	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.191%–3.975%	10/1/39–9/1/42	144	150	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	7	7	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.162%	8/1/40	13	14	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.747%–4.531%	7/1/37–10/1/42	198	208	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	14	15	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.723%	3.932%	11/1/39	32	34	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.724%	3.554%	5/1/42	114	121	0.0%

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	3.953%	9/1/34	15	15	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	3.459%	9/1/43	157	163	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	2.615%	6/1/41	10	11	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.746%	3.738%	7/1/41	81	86	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.227%	10/1/40	12	13	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	3.715%	5/1/42	31	32	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.045%	7/1/42	60	65	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.780%	2/1/41	26	28	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.400%	8/1/42	133	136	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.795%–4.023%	3/1/42	147	159	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	3.834%	2/1/42	252	271	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.747%	11/1/41	53	57	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%–3.935%	11/1/33–12/1/40	78	83	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.862%–4.160%	9/1/40–1/1/42	144	153	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.189%–3.924%	11/1/40–12/1/41	137	147	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	3.838%	3/1/41	55	59	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	3.913%	12/1/40	16	17	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	3.918%	12/1/39	26	27	0.0%

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.823%	2/1/41	23	24	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.825%	3/1/41	40	44	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	53	57	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.859%	1/1/40	49	51	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.838%	3.575%	2/1/42	62	66	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.391%	8/1/39	18	19	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	3.629%	5/1/40	8	9	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.969%	11/1/34	33	36	0.0%
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	37	40	0.0%
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	62	65	0.0%
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.313%	3.964%	1/1/35	29	31	0.0%
[3,4,5]	Fannie Mae Pool, 6M USD LIBOR + 1.028%	2.674%	4/1/37	26	27	0.0%
[3,4,5]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.715%	8/1/37	32	34	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.536%	3.466%	3/1/37	4	4	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	3.780%	9/1/37	46	48	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.625%	1/1/38	4	4	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.662%–3.799%	12/1/36–11/1/43	166	174	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	21	22	0.0%

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	3.695%	2/1/37	16	18	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.727%	1/1/35	4	4	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.866%	12/1/36	15	15	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.750%	12/1/40	53	56	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%–3.818%	5/1/38–12/1/41	49	53	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.797%	3.872%	12/1/34	17	18	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	3.955%–4.105%	12/1/35–3/1/42	96	103	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.859%	3.926%	2/1/42	17	18	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.886%–4.630%	5/1/40–6/1/41	121	128	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	3.902%	2/1/42	45	46	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.255%	9/1/40	76	81	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.374%–3.844%	6/1/40–11/1/40	35	37	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.910%–3.928%	1/1/41–2/1/41	41	45	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	3.566%	5/1/37	80	83	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.085%	3/1/38	5	5	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.000%	3.625%	7/1/35	6	7	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.884%–4.006%	11/1/34–5/1/36	63	68	0.0%
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	4.064%	10/1/36	23	25	0.0%

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	3.356%	1/1/37	51	54	0.0%
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%–3.875%	7/20/38–12/20/43	2,110	2,207	0.0%
[4,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%–4.375%	11/20/40–5/20/41	36	37	0.0%
					7,587	0.0%
Total U.S. Government and Agency Obligations (Cost $10,294,380)					10,913,600	24.6%
[1]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $446,626) †					478,191	1.1%
Corporate Bonds
Finance
[1]	Banking †				1,066,445	2.4%
	Brokerage †				48,572	0.1%
[1]	Finance Companies †				43,326	0.1%
	Insurance †				229,014	0.5%
	Other Finance †				1,329	0.0%
	Real Estate Investment Trusts †				129,453	0.3%
					1,518,139	3.4%
Industrial
[1]	Basic Industry †				140,479	0.3%
[1]	Capital Goods †				294,688	0.7%
[1]	Communication †				468,102	1.1%
	Consumer Cyclical
	Amazon.com Inc.	0.400%–5.200%	12/5/21–6/3/60	22,195	25,797	0.1%
[1]	Consumer Cyclical—Other †				326,753	0.7%
[1]	Consumer Noncyclical †				847,122	1.9%
[1]	Energy †				402,750	0.9%
	Other Industrial †				21,438	0.0%
	Technology
	Alphabet Inc.	1.998%	8/15/26	1,500	1,611	0.0%
	Apple Inc.	0.750%–4.650%	8/4/21–5/11/50	60,821	67,569	0.1%
	Microsoft Corp.	2.000%–4.450%	2/6/22–6/1/60	41,735	47,730	0.1%
[1]	Technology—Other †				340,106	0.8%
[1]	Transportation †				125,306	0.3%
					3,109,451	7.0%
Utilities
[1]	Electric †				351,528	0.8%
	Natural Gas †				28,346	0.1%
	Other Utility †				9,484	0.0%
					389,358	0.9%
Total Corporate Bonds (Cost $4,576,904)					5,016,948	11.3%
[1]Sovereign Bonds (Cost $626,817) †					673,736	1.5%
Taxable Municipal Bonds (Cost $103,079) †					124,075	0.3%
Preferred Stocks (Cost $93) †					93	0.0%

Balanced Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
Temporary Cash Investments
[6] U.S. Government and Agency Obligations †			19,092	0.1%
	Coupon	Shares
Money Market Fund
[7,8] Vanguard Market Liquidity Fund	0.227%	13,376,114	1,337,611	3.0%
Total Temporary Cash Investments (Cost $1,356,468)			1,356,703	3.1%
[9] Total Investments (Cost $28,431,750)			44,857,943	101.3%
Other Assets and Liabilities—Net			(557,254)	(1.3%	)
Net Assets			44,300,689	100.0%

Cost is in $000.

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

§ Security value determined using significant unobservable inputs.

¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2020.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

‡ Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $216,814,000, representing 0.5% of net assets.

2	Securities with a value of $251,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Securities with a value of $18,392,000 and cash of $13,087,000 have been segregated as initial margin for open futures contracts.

7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8	Collateral of $80,388,000 was received for securities on loan, of which $78,760,000 is held in Vanguard Market Liquidity Fund and $1,628,000 is held in cash.

9	The total value of securities on loan is $74,681,000. CMT—Constant Maturing Treasury Rate. LIBOR—London Interbank Offered Rate. UMBS—Uniform Mortgage-Backed Securities.

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	2,466	381,022	9,214
10-Year U.S. Treasury Note	September 2020	2,200	306,178	3,544
E-mini Russell 2000 Index	September 2020	209	15,023	605
E-mini S&P Mid-Cap 400 Index	September 2020	45	8,006	114
				13,477

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund

Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $27,061,554)	43,487,171
Affiliated Issuers (Cost $1,370,196)	1,370,772
Total Investments in Securities	44,857,943
Investment in Vanguard	1,976
Cash	1,628
Cash Collateral Pledged—Futures Contracts	13,087
Receivables for Investment Securities Sold	150,852
Receivables for Accrued Income	111,145
Receivables for Capital Shares Issued	21,536
Variation Margin Receivable—Futures Contracts	5,429
Total Assets	45,163,596
Liabilities
Due to Custodian	5,197
Payables for Investment Securities Purchased	741,514
Collateral for Securities on Loan	80,388
Payables for Capital Shares Redeemed	34,097
Payables to Vanguard	1,327
Variation Margin Payable—Futures Contracts	384
Total Liabilities	862,907
Net Assets	44,300,689

Balanced Index Fund

Statement of Assets and Liabilities (continued)

At June 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	27,661,596
Total Distributable Earnings (Loss)	16,639,093
Net Assets	44,300,689

Investor Shares—Net Assets
Applicable to 8,891,109 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	347,865
Net Asset Value Per Share—Investor Shares	$39.13

Admiral Shares—Net Assets
Applicable to 859,031,513 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	33,609,917
Net Asset Value Per Share—Admiral Shares	$39.13

Institutional Shares—Net Assets
Applicable to 264,310,062 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,342,907
Net Asset Value Per Share—Institutional Shares	$39.13

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	237,924
Dividends—Affiliated Issuers	129
Interest—Unaffiliated Issuers	207,553
Interest—Affiliated Issuers	2,529
Securities Lending—Net	1,907
Total Income	450,042
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,337
Management and Administrative—Investor Shares	276
Management and Administrative—Admiral Shares	9,035
Management and Administrative—Institutional Shares	2,525
Marketing and Distribution—Investor Shares	25
Marketing and Distribution—Admiral Shares	903
Marketing and Distribution—Institutional Shares	126
Custodian Fees	273
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	127
Shareholders’ Reports—Institutional Shares	24
Trustees’ Fees and Expenses	17
Total Expenses	14,668
Net Investment Income	435,374
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	169,989
Investment Securities Sold—Affiliated Issuers	(353)
Futures Contracts	22,168
Realized Net Gain (Loss)	191,804
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(379,707)
Investment Securities—Affiliated Issuers	565
Futures Contracts	12,922
Change in Unrealized Appreciation (Depreciation)	(366,220)
Net Increase (Decrease) in Net Assets Resulting from Operations	260,958

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	435,374	916,685
Realized Net Gain (Loss)	191,804	805,667
Change in Unrealized Appreciation (Depreciation)	(366,220)	6,281,276
Net Increase (Decrease) in Net Assets Resulting from Operations	260,958	8,003,628
Distributions[1]
Investor Shares	(3,826)	(36,539)
Admiral Shares	(380,053)	(717,968)
Institutional Shares	(120,208)	(255,469)
Total Distributions	(504,087)	(1,009,976)
Capital Share Transactions
Investor Shares	(45,888)	(3,029,367)
Admiral Shares	211,644	4,865,964
Institutional Shares	(746,235)	(174,824)
Net Increase (Decrease) from Capital Share Transactions	(580,479)	1,661,773
Total Increase (Decrease)	(823,608)	8,655,425
Net Assets
Beginning of Period	45,124,297	36,468,872
End of Period	44,300,689	45,124,297

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended				Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$39.23	$32.99	$34.72	$31.11	$29.22	$29.68
Investment Operations
Net Investment Income	.362 [1]	.755 [1]	.748 [1]	.647 [1]	.613	.570
Net Realized and Unrealized Gain (Loss)
on Investments	(.036)	6.345	(1.753)	3.600	1.889	(.459)
Total from Investment Operations	.326	7.100	(1.005)	4.247	2.502	.111
Distributions
Dividends from Net Investment Income	(.356)	(.794)	(.725)	(.637)	(.612)	(.571)
Distributions from Realized Capital Gains	(.070)	(.066)	—	—	—	—
Total Distributions	(.426)	(.860)	(.725)	(.637)	(.612)	(.571)
Net Asset Value, End of Period	$39.13	$39.23	$32.99	$34.72	$31.11	$29.22

Total Return[2]	0.95%	21.67%	-2.97%	13.75%	8.63%	0.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$348	$396	$3,014	$3,474	$3,343	$3,090
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.19%	0.19%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.11%	2.15%	1.97%	2.06%	1.92%
Portfolio Turnover Rate[3]	38%	37%[4]	44%[4]	37%[4]	44%[4]	61%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 0%, 6%, 10%, 11%, 12%, and 24%, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$39.23	$32.99	$34.72	$31.11	$29.22	$29.68
Investment Operations
Net Investment Income	.383 [1]	.817 [1]	.791 [1]	.689 [1]	.649	.612
Net Realized and Unrealized Gain (Loss) on Investments	(.035)	6.319	(1.757)	3.599	1.890	(.460)
Total from Investment Operations	.348	7.136	(.966)	4.288	2.539	.152
Distributions
Dividends from Net Investment Income	(.378)	(.830)	(.764)	(.678)	(.649)	(.612)
Distributions from Realized Capital Gains	(.070)	(.066)	—	—	—	—
Total Distributions	(.448)	(.896)	(.764)	(.678)	(.649)	(.612)
Net Asset Value, End of Period	$39.13	$39.23	$32.99	$34.72	$31.11	$29.22

Total Return[2]	1.02%	21.79%	-2.86%	13.89%	8.77%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,610	$33,585	$23,913	$23,556	$18,695	$15,726
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.22%	2.26%	2.09%	2.18%	2.06%
Portfolio Turnover Rate[3]	38%	37%[4]	44%[4]	37%[4]	44%[4]	61%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 0%, 6%, 10%, 11%, 12%, and 24%, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$39.24	$33.00	$34.72	$31.12	$29.22	$29.68
Investment Operations
Net Investment Income	.385 [1]	.820 [1]	.793 [1]	.691 [1]	.653	.615
Net Realized and Unrealized Gain (Loss) on Investments	(.045)	6.320	(1.745)	3.588	1.899	(.460)
Total from Investment Operations	.340	7.140	(.952)	4.279	2.552	.155
Distributions
Dividends from Net Investment Income	(.380)	(.834)	(.768)	(.679)	(.652)	(.615)
Distributions from Realized Capital Gains	(.070)	(.066)	—	—	—	—
Total Distributions	(.450)	(.900)	(.768)	(.679)	(.652)	(.615)
Net Asset Value, End of Period	$39.13	$39.24	$33.00	$34.72	$31.12	$29.22

Total Return	1.00%	21.79%	-2.82%	13.86%	8.81%	0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,343	$11,143	$9,543	$10,075	$8,495	$7,452
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.04%	2.23%	2.27%	2.10%	2.19%	2.07%
Portfolio Turnover Rate[2]	38%	37%[3]	44%[3]	37%[3]	44%[3]	61%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes 0%, 6%, 10%, 11%, 12%, and 24%, attributable to mortgage-dollar-roll activity.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds and stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Balanced Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2020, counterparties had deposited in segregated accounts cash of $30,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

Balanced Index Fund

5.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6.  Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Balanced Index Fund

borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9.  Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $1,976,000, representing less than 0.01% of the fund’s net assets and 0.79% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Balanced Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	26,294,424	2	171	26,294,597
Preferred Stocks	93	—	—	93
U.S. Government and Agency Obligations	—	10,913,600	—	10,913,600
Asset-Backed/Commercial Mortgage-Backed Securities	—	478,191	—	478,191
Corporate Bonds	—	5,016,948	—	5,016,948
Sovereign Bonds	—	673,736	—	673,736
Taxable Municipal Bonds	—	124,075	—	124,075
Temporary Cash Investments	1,337,611	19,092	—	1,356,703
Total	27,632,128	17,225,644	171	44,857,943
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,429	—	—	5,429
Liabilities
Futures Contracts[1]	384	—	—	384

1 Represents variation margin on the last day of the reporting period.

D.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	28,432,662
Gross Unrealized Appreciation	17,110,292
Gross Unrealized Depreciation	(671,534)
Net Unrealized Appreciation (Depreciation)	16,438,758

E. During the six months ended June 30, 2020, the fund purchased $7,439,275,000 of investment securities and sold $7,193,835,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,598,583,000 and $10,120,636,000, respectively.

Balanced Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	14,158	374	742,234	19,859
Issued in Lieu of Cash Distributions	3,826	109	34,706	953
Redeemed[1]	(63,872)	(1,685)	(3,806,307)	(102,062)
Net Increase (Decrease)—Investor Shares	(45,888)	(1,202)	(3,029,367)	(81,250)
Admiral Shares
Issued[1]	3,585,045	94,592	8,720,739	235,995
Issued in Lieu of Cash Distributions	347,468	9,858	657,601	17,550
Redeemed	(3,720,869)	(101,432)	(4,512,376)	(122,359)
Net Increase (Decrease)—Admiral Shares	211,644	3,018	4,865,964	131,186
Institutional Shares
Issued	460,281	12,097	1,724,983	46,811
Issued in Lieu of Cash Distributions	116,856	3,319	250,446	6,700
Redeemed	(1,323,372)	(35,077)	(2,150,253)	(58,738)
Net Increase (Decrease)—Institutional Shares	(746,235)	(19,661)	(174,824)	(5,227)

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 76,541,000 and 76,545,000 shares, respectively, in the amount of $2,858,791,000 from the conversion during the year ended December 31, 2019.

G. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds	Realized					June 30,
	2019		from	Net	Change in			Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)		($000)	($000)	($000)
Vanguard Market Liquidity Fund	476,113	NA1	NA1	(353)	223		2,529	—	1,337,611
Vanguard Total Bond Market ETF	—	32,819	—	—	342		129	—	33,161
Total	476,113			(353)	565		2,658	—	1,370,772

1 Not applicable—purchases and sales are for temporary cash investment purposes.

H.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Valley Forge Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Balanced Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082020

Semiannual Report | June 30, 2020

Vanguard Managed Allocation Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	14

Liquidity Risk Management	16

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Managed Allocation Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Managed Allocation Fund.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Allocation Fund	12/31/2019	6/30/2020	Period
Based on Actual Fund Return	$1,000.00	$928.00	$1.39
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.42	1.46

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Managed Allocation Fund invests. The Managed Allocation Fund’s annualized expense figure for the period is 0.29%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Managed Allocation Fund

Underlying Vanguard Funds

As of June 30, 2020

Vanguard Total International Stock Index Fund Investor Shares	24.1%
Vanguard Total Stock Market Index Fund Investor Shares	14.1
Vanguard Total Bond Market II Index Fund Investor Shares	11.4
Vanguard Alternative Strategies Fund	10.9
Vanguard Commodity Strategy Fund	7.6
Vanguard Total International Bond Index Fund Investor Shares	6.0
Vanguard Market Neutral Fund Investor Shares	5.0
Vanguard Small-Cap Value Index Fund Admiral™ Shares	5.0
Vanguard Value Index Fund Investor Shares	4.9
Vanguard Dividend Appreciation Index Fund Admiral Shares	3.0
Vanguard High Dividend Yield Index Fund Admiral Shares	2.9
Vanguard Emerging Markets Stock Index Fund Investor Shares	2.6
Vanguard Global Minimum Volatility Fund Investor Shares	2.5

The table reflects the fund's investments, except for short-term investments.

3

Managed Allocation Fund

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (30.0%)
Vanguard Total Stock Market Index Fund Investor Shares	2,441,586	186,146
Vanguard Small-Cap Value Index Fund Admiral Shares	1,430,209	65,690
Vanguard Value Index Fund Investor Shares	1,669,692	64,968
Vanguard Dividend Appreciation Index Fund Admiral Shares	1,252,333	39,799
Vanguard High Dividend Yield Index Fund Admiral Shares	1,609,600	38,260
		394,863
Global Stock Fund (2.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	2,570,743	32,880

International Stock Funds (26.7%)
Vanguard Total International Stock Index Fund Investor Shares	20,044,342	317,502
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,349,289	34,151
		351,653
U.S. Bond Fund (11.4%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	13,072,040	150,720

International Bond Fund (6.0%)
Vanguard Total International Bond Index Fund Investor Shares	6,807,750	78,425

Alternative Funds (23.5%)
Vanguard Alternative Strategies Fund	8,220,531	143,613
Vanguard Commodity Strategy Fund	4,596,009	100,377
Vanguard Market Neutral Fund Investor Shares	6,808,014	65,765
		309,755
Total Investment Companies (Cost $1,181,546)		1,318,296
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.227% (Cost $175)	1,749	175
Total Investments (100.1%) (Cost $1,181,721)		1,318,471
Other Assets and Liabilities—Net (-0.1%)		(1,096)
Net Assets (100%)		1,317,375

Cost is in $000.

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

4

Managed Allocation Fund

Statement of Assets and Liabilities

 As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,181,721)	1,318,471
Receivables for Investment Securities Sold	586
Receivables for Accrued Income	339
Receivables for Capital Shares Issued	309
Total Assets	1,319,705
Liabilities
Payables for Investment Securities Purchased	339
Payables for Capital Shares Redeemed	1,991
Total Liabilities	2,330
Net Assets	1,317,375

At June 30, 2020, net assets consisted of:

Paid-in Capital	1,182,227
Total Distributable Earnings (Loss)	135,148
Net Assets	1,317,375

Net Assets
Applicable to 85,005,849 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,317,375
Net Asset Value Per Share	$15.50

See accompanying Notes, which are an integral part of the Financial Statements.

5

Managed Allocation Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	9,666
Other Income	11
Net Investment Income—Note B	9,677
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	16,454
Realized Net Gain (Loss)	16,454
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(183,102)
Net Increase (Decrease) in Net Assets Resulting from Operations	(156,971)

See accompanying Notes, which are an integral part of the Financial Statements.

6

Managed Allocation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019[1]
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,677	46,325
Realized Net Gain (Loss)	16,454	50,209
Change in Unrealized Appreciation (Depreciation)	(183,102)	165,966
Net Increase (Decrease) in Net Assets Resulting from Operations	(156,971)	262,500
Distributions[2]
Total Distributions	(27,733)	(117,536)
Capital Share Transactions
Issued	100,983	249,779
Issued in Lieu of Cash Distributions	10,397	73,347
Redeemed	(478,314)	(359,128)
Net Increase (Decrease) from Capital Share Transactions	(366,934)	(36,002)
Total Increase (Decrease)	(551,638)	108,962
Net Assets
Beginning of Period	1,869,013	1,760,051
End of Period	1,317,375	1,869,013

1 Prepared on a consolidated basis. See the Notes to Financial Statements.

2 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Managed Allocation Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019[1]	2018[1]	2017[1]	2016[1]	2015[1]
Net Asset Value, Beginning of Period	$17.00	$15.68	$19.11	$17.54	$17.33	$18.90
Investment Operations
Net Investment Income	.097[2]	.431[2]	.395[2]	.358[2]	.324	.309
Capital Gain Distributions Received	—	.107[2]	.056[2]	.011[2]	.072	.041
Net Realized and Unrealized Gain (Loss) on Investments	(1.326)	1.877	(1.502)	1.919	.881	(.464)
Total from Investment Operations	(1.229)	2.415	(1.051)	2.288	1.277	(.114)
Distributions
Dividends from Net Investment Income	(.271)	(.535)	(.394)	(.394)	(.480)	(.313)
Distributions from Realized Capital Gains[3]	—	(.354)	(.996)	(.024)	(.266)	(.319)
Return of Capital	—	(.206)	(.989)	(.300)	(.321)	(.824)
Total Distributions	(.271)	(1.095)	(2.379)	(.718)	(1.067)	(1.456)
Net Asset Value, End of Period	$15.50	$17.00	$15.68	$19.11	$17.54	$17.33

Total Return	-7.20%	15.64%	-5.67%	13.29%	7.55%	-0.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,317	$1,869	$1,760	$2,089	$1,698	$1,585
Ratio of Total Expenses to Average Net Assets	—	0.02%[4]	0.03%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses	0.29%	0.30%	0.29%	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.14%	2.57%	2.11%	1.95%	1.80%	1.64%
Portfolio Turnover Rate	24%	19%	17%	8%	19%	29%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Prepared on a consolidated basis. See the Notes to Financial Statements.
2	Calculated based on average shares outstanding.
3	Includes $0, $.354, $.975, $.009, $.237, and $.319 from long-term capital gains and $0, $0, $.021, $.015, $.029, and $0 from short-term capital gains. Short-term capital gain distributions are treated as ordinary income for tax purposes.
4	The fund no longer held the subsidiary as of June 27, 2019. See the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Managed Allocation Fund

Notes to Financial Statements

Vanguard Managed Allocation Fund, formerly Vanguard Managed Payout Fund, is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with capital appreciation and income from their investments in the fund. Financial statements and other information about each underlying fund are available on vanguard.com.

Through the fiscal year ended December 31, 2019, the Financial Statements are prepared on consolidated basis to include activity associated with Vanguard MPF Portfolio (the “subsidiary”), which commenced operations on February 23, 2015; the subsidiary was no longer held by the fund as of June 27, 2019, and ceased operations on September 20, 2019. The subsidiary was wholly owned by the fund and was a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which was organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

When the fund was invested in the subsidiary, it was classified as a foreign corporation for U.S. tax purposes, and because it did not carry on a U.S. trade or business, was generally not subject to U.S. federal income tax. The subsidiary also complied with the Foreign Account Tax Compliance Act (“FATCA”) and thus was not subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary was not subject to Cayman Islands income tax. The subsidiary was not required to distribute any earnings and profits to the fund.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Prior to May, 21, 2020, the fund made monthly distributions of $.0543 per share; such monthly distributions were determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. Effective May 21, 2020, the distribution frequency changed from monthly to annual. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

9

Managed Allocation Fund

4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended June 30, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

When the fund was invested in the subsidiary, under a separate agreement, Vanguard provided corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary

10

Managed Allocation Fund

paid an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Changes in Net Assets and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invested are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,181,721
Gross Unrealized Appreciation	183,509
Gross Unrealized Depreciation	(46,759)
Net Unrealized Appreciation (Depreciation)	136,750

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31, 2019		Proceeds from	Realized Net	Change in		Capital Gain	June 30, 2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative Strategies Fund	231,325	20,778	73,504	(5,062)	(29,924)	—	—	143,613
Vanguard Commodity Strategy Fund	141,734	4,834	24,387	(4,085)	(17,719)	—	—	100,377
Vanguard Dividend Appreciation Index Fund	—	41,201	—	—	(1,402)	201	—	39,799

11

Managed Allocation Fund

		Current Period Transactions
	Dec. 31,		Proceeds	Realized				June 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Emerging Markets Stock Index Fund	95,902	164	53,634	685	(8,966)	164	—	34,151
Vanguard Global Minimum Volatility Fund	139,654	—	94,951	22,669	(34,492)	—	—	32,880
Vanguard High Dividend Yield Index Fund	—	40,399	1,091	55	(1,103)	400	—	38,260
Vanguard Market Liquidity Fund	—	NA1	NA1	(1)	—	2	—	175
Vanguard Market Neutral Fund	89,985	5,453	25,221	(1,020)	(3,432)	135	—	65,765
Vanguard Small-Cap Value Index Fund	—	101,835	24,888	(2,819)	(8,438)	584	—	65,690
Vanguard Total Bond Market II Index Fund	212,647	29,338	100,223	3,608	5,350	2,151	—	150,720
Vanguard Total International Bond Index Fund	110,091	10,808	44,480	2,918	(912)	417	—	78,425
Vanguard Total International Stock Index Fund	451,751	46,678	122,164	(11,828)	(46,935)	2,372	—	317,502
Vanguard Total Stock Market Index Fund	208,568	66,878	81,574	9,536	(17,262)	1,688	—	186,146
Vanguard Ultra- Short-Term Bond Fund	91,244	3,712	95,222	261	5	489	—	—
Vanguard Value Index Fund	95,523	2,814	17,034	1,537	(17,872)	1,063	—	64,968
Total	1,868,424	374,892	758,373	16,454	(183,102)	9,666	—	1,318,471

1 Not applicable—purchases and sales are for temporary cash investment purposes.

12

Managed Allocation Fund

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	6,236	14,947
Issued in Lieu of Cash Distributions	676	4,332
Redeemed	(31,837)	(21,591)
Net Increase (Decrease) in Shares Outstanding	(24,925)	(2,312)

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

13

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Allocation Fund (formerly Vanguard Managed Payout Fund) has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board considered the advisory expenses of each of the underlying funds in which the fund invests—including any portion of those expenses that were attributable to the fund’s investment in a wholly owned subsidiary through June 25, 2019—and noted that each of the underlying funds has advisory expenses well below the peer-group average.

14

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

15

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Valley Forge Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Managed Allocation Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

16

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
Common Stocks (59.4%)
Basic Materials (1.2%)
	Linde plc	455,548	96,626
	Air Products & Chemicals Inc.	188,914	45,615
	Ecolab Inc.	220,674	43,903
	Newmont Corp.	700,512	43,250
	DuPont de Nemours Inc.	629,256	33,432
	Dow Inc.	639,017	26,046
	PPG Industries Inc.	203,329	21,565
	LyondellBasell Industries NV	215,460	14,160
	Freeport-McMoRan Inc.	1,210,030	14,000
	International Paper Co.	340,407	11,986
^	International Flavors & Fragrances Inc.	92,095	11,278
	FMC Corp.	111,115	11,069
	Nucor Corp.	260,200	10,775
	Celanese Corp. Class A	103,394	8,927
	RPM International Inc.	108,554	8,148
	Eastman Chemical Co.	103,925	7,237
	Royal Gold Inc.	56,565	7,032
	Albemarle Corp.	90,955	7,023
	CF Industries Holdings Inc.	189,175	5,323
	Reliance Steel & Aluminum Co.	54,340	5,159
	Steel Dynamics Inc.	178,788	4,665
	Scotts Miracle-Gro Co.	33,004	4,438
*	Axalta Coating Systems Ltd.	184,150	4,153
	Mosaic Co.	316,350	3,958
	Ashland Global Holdings Inc.	55,024	3,802
	Huntsman Corp.	183,895	3,305
	NewMarket Corp.	7,830	3,136
	W R Grace & Co.	58,551	2,975
	Balchem Corp.	27,616	2,620
*	Univar Solutions Inc.	145,413	2,452
	Chemours Co.	144,779	2,222
	Commercial Metals Co.	107,266	2,188
	Quaker Chemical Corp.	11,635	2,160
	PolyOne Corp.	82,123	2,154
*	Element Solutions Inc.	190,085	2,062
	HB Fuller Co.	45,865	2,046
*	Ingevity Corp.	37,491	1,971
	Sensient Technologies Corp.	37,733	1,968
	Cleveland-Cliffs Inc.	338,735	1,870
	Stepan Co.	18,046	1,752
	Cabot Corp.	47,056	1,743
	Innospec Inc.	22,261	1,720
	Westlake Chemical Corp.	29,615	1,589
	Olin Corp.	135,946	1,562
	Minerals Technologies Inc.	33,241	1,560
	Hecla Mining Co.	451,052	1,475
	Compass Minerals International Inc.	29,493	1,438
	United States Steel Corp.	190,043	1,372
*	Alcoa Corp.	118,100	1,327
	Worthington Industries Inc.	34,789	1,298
*	Arconic Corp.	91,437	1,274
	Materion Corp.	20,193	1,242
	Kaiser Aluminum Corp.	15,251	1,123
	Domtar Corp.	52,689	1,112
*	Coeur Mining Inc.	210,047	1,067
*	GCP Applied Technologies Inc.	54,843	1,019
*	Ferro Corp.	80,006	955
	Carpenter Technology Corp.	38,339	931
	Schweitzer-Mauduit International Inc.	25,778	861
	Warrior Met Coal Inc.	49,215	757
	Chase Corp.	7,351	753

1

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Neenah Inc.	15,010	742
	P H Glatfelter Co.	41,983	674
*	PQ Group Holdings Inc.	42,831	567
	Tronox Holdings plc Class A	75,914	548
*	Clearwater Paper Corp.	14,637	529
	Tredegar Corp.	33,520	516
*	Kraton Corp.	28,322	489
	GrafTech International Ltd.	58,375	466
	Schnitzer Steel Industries Inc.	22,401	395
	Hawkins Inc.	8,749	373
	Verso Corp.	29,622	354
	American Vanguard Corp.	24,535	338
*	Koppers Holdings Inc.	17,410	328
	Haynes International Inc.	13,967	326
*	Century Aluminum Co.	43,070	307
	Gold Resource Corp.	71,225	293
*	AdvanSix Inc.	23,829	280
	Kronos Worldwide Inc.	25,377	264
	SunCoke Energy Inc.	75,864	225
	US Silica Holdings Inc.	53,800	194
	FutureFuel Corp.	15,031	180
	Peabody Energy Corp.	58,700	169
*	Energy Fuels Inc.	89,046	134
	Olympic Steel Inc.	10,949	129
^,*	Uranium Energy Corp.	124,343	109
*	TimkenSteel Corp.	23,505	91
*	Intrepid Potash Inc.	74,282	74
*	Ryerson Holding Corp.	12,967	73
	NACCO Industries Inc. Class A	2,823	66
*	Universal Stainless & Alloy Products Inc.	7,642	66
*	Ur-Energy Inc.	114,960	58
*	Synalloy Corp.	7,617	57
	Northern Technologies International Corp.	5,764	46
	NL Industries Inc.	9,161	31
	United-Guardian Inc.	2,067	31
*	LSB Industries Inc.	16,674	19
	Friedman Industries Inc.	2,625	13
*	Centrus Energy Corp. Class A	1,183	12
^,*	Hi-Crush Inc.	74,500	11
*	United States Antimony Corp.	19,099	9
*	Marrone Bio Innovations Inc.	7,464	9
*	General Moly Inc.	34,508	7
*	Solitario Zinc Corp.	21,690	7
*	Ramaco Resources Inc.	2,725	6
*	Ampco-Pittsburgh Corp.	1,874	6
	US Gold Corp.	708	5
	Hallador Energy Co.	4,036	3
*	Paramount Gold Nevada Corp.	1,148	1
*	Golden Minerals Co.	648	—
			524,259
Consumer Goods (4.7%)
	Procter & Gamble Co.	2,140,775	255,972
	PepsiCo Inc.	1,200,915	158,833
	Coca-Cola Co.	3,322,027	148,428
*	Tesla Inc.	127,801	138,001
	NIKE Inc. Class B	1,071,262	105,037
	Philip Morris International Inc.	1,340,066	93,885
	Mondelez International Inc. Class A	1,236,008	63,197
	Altria Group Inc.	1,609,526	63,174
	Colgate-Palmolive Co.	737,675	54,042
	Activision Blizzard Inc.	661,067	50,175
	Kimberly-Clark Corp.	294,154	41,579
	Estee Lauder Cos. Inc. Class A	175,490	33,111
*	Electronic Arts Inc.	250,530	33,083

2

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	General Mills Inc.	517,738	31,919
*	Lululemon Athletica Inc.	100,605	31,390
	General Motors Co.	1,112,957	28,158
	Clorox Co.	108,125	23,719
	Constellation Brands Inc. Class A	130,833	22,889
*	Monster Beverage Corp.	323,322	22,413
	Ford Motor Co.	3,357,761	20,415
	Archer-Daniels-Midland Co.	480,111	19,156
	McCormick & Co. Inc.	106,069	19,030
	Kraft Heinz Co.	582,730	18,583
	Aptiv plc	231,190	18,014
	Corteva Inc.	650,042	17,415
	DR Horton Inc.	298,655	16,560
	Hershey Co.	127,308	16,502
	VF Corp.	268,620	16,370
	Church & Dwight Co. Inc.	210,953	16,307
	Brown-Forman Corp. Class B	252,599	16,080
	Tyson Foods Inc. Class A	254,515	15,197
	Lennar Corp. Class A	237,437	14,631
	Conagra Brands Inc.	411,945	14,488
	Kellogg Co.	217,952	14,398
*	Take-Two Interactive Software Inc.	97,286	13,578
	Tiffany & Co.	99,466	12,129
	Garmin Ltd.	122,188	11,913
	Hormel Foods Corp.	225,058	10,864
	Genuine Parts Co.	118,556	10,310
	J M Smucker Co.	92,976	9,838
*	NVR Inc.	2,993	9,753
	Pool Corp.	32,890	8,942
	Campbell Soup Co.	167,858	8,331
	Hasbro Inc.	111,056	8,324
	Lamb Weston Holdings Inc.	126,528	8,089
	Fortune Brands Home & Security Inc.	118,682	7,587
	PulteGroup Inc.	217,128	7,389
	Whirlpool Corp.	54,709	7,086
*	Zynga Inc.	733,987	7,002
	BorgWarner Inc.	179,561	6,339
*	LKQ Corp.	239,979	6,287
	Lear Corp.	50,861	5,545
	Gentex Corp.	214,731	5,534
	Molson Coors Beverage Co. Class B	158,066	5,431
	Newell Brands Inc.	337,416	5,358
	Bunge Ltd.	123,007	5,059
*	Mohawk Industries Inc.	49,340	5,021
*	Beyond Meat Inc.	37,167	4,980
	Thor Industries Inc.	46,041	4,905
*	Post Holdings Inc.	54,380	4,765
*	Deckers Outdoor Corp.	24,254	4,763
	Polaris Inc.	51,445	4,761
	Ingredion Inc.	57,225	4,750
	Brunswick Corp.	71,945	4,605
*	Helen of Troy Ltd.	21,327	4,021
	Leggett & Platt Inc.	112,788	3,965
*	Middleby Corp.	49,144	3,879
*	US Foods Holding Corp.	195,595	3,857
*	Boston Beer Co. Inc. Class A	7,172	3,849
*	Herbalife Nutrition Ltd.	81,340	3,659
*	Skechers USA Inc. Class A	116,331	3,650
*	Darling Ingredients Inc.	139,395	3,432
	Flowers Foods Inc.	152,676	3,414
	Hanesbrands Inc.	299,802	3,385
	Toll Brothers Inc.	102,680	3,346
	Tapestry Inc.	246,865	3,278
	Harley-Davidson Inc.	132,095	3,140

3

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Tempur Sealy International Inc.	43,020	3,095
^,*	Mattel Inc.	316,827	3,064
	Valvoline Inc.	158,034	3,055
	Carter's Inc.	37,661	3,039
*	YETI Holdings Inc.	69,224	2,958
	PVH Corp.	61,219	2,942
*	Fox Factory Holding Corp.	35,397	2,924
	Ralph Lauren Corp. Class A	39,898	2,893
*	Freshpet Inc.	33,009	2,762
	Energizer Holdings Inc.	55,456	2,634
	LCI Industries	21,368	2,457
	Lancaster Colony Corp.	15,851	2,457
	WD-40 Co.	12,217	2,423
*	Meritage Homes Corp.	31,358	2,387
	KB Home	76,541	2,348
*	Taylor Morrison Home Corp. Class A	114,927	2,217
*	TreeHouse Foods Inc.	49,830	2,183
*	Crocs Inc.	58,308	2,147
*	Hain Celestial Group Inc.	67,291	2,120
*	iRobot Corp.	24,896	2,089
	Sanderson Farms Inc.	17,303	2,005
	Columbia Sportswear Co.	24,824	2,000
*	Under Armour Inc. Class A	199,587	1,944
	Winnebago Industries Inc.	29,159	1,943
*	TRI Pointe Group Inc.	125,977	1,851
*	Capri Holdings Ltd.	117,701	1,840
	J&J Snack Foods Corp.	14,013	1,781
*	Visteon Corp.	25,867	1,772
	Spectrum Brands Holdings Inc	37,779	1,734
*	Dorman Products Inc.	24,976	1,675
	Nu Skin Enterprises Inc. Class A	43,698	1,671
	Steven Madden Ltd.	65,662	1,621
	MDC Holdings Inc.	45,366	1,620
*	Edgewell Personal Care Co.	51,528	1,606
	Wolverine World Wide Inc.	66,866	1,592
	Callaway Golf Co.	89,341	1,564
*	LGI Homes Inc.	16,996	1,496
	Reynolds Consumer Products Inc.	43,004	1,494
	Dana Inc.	119,970	1,462
	B&G Foods Inc.	59,882	1,460
*	Cavco Industries Inc.	7,508	1,448
*	Fitbit Inc.	214,710	1,387
	Medifast Inc.	9,784	1,358
*	Central Garden & Pet Co. Class A	39,468	1,334
*	Hostess Brands Inc. Class A	108,285	1,323
	HNI Corp.	41,691	1,275
	Herman Miller Inc.	53,589	1,265
	La-Z-Boy Inc.	45,021	1,218
*	Meritor Inc.	60,024	1,188
*	Gentherm Inc.	30,323	1,180
*	Delphi Technologies plc	81,966	1,165
*	Skyline Champion Corp.	47,220	1,149
*	Cal-Maine Foods Inc.	25,810	1,148
*	Glu Mobile Inc.	123,235	1,142
	Cooper Tire & Rubber Co.	41,270	1,139
*	American Woodmark Corp.	14,441	1,092
	Coty Inc. Class A	244,067	1,091
*	Under Armour Inc. Class C	123,193	1,089
	Sturm Ruger & Co. Inc.	14,136	1,074
	Goodyear Tire & Rubber Co.	114,816	1,027
	Vector Group Ltd.	101,595	1,022
	Coca-Cola Consolidated Inc.	4,375	1,003
*	Sleep Number Corp.	23,937	997
	Steelcase Inc. Class A	82,528	995

4

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Acushnet Holdings Corp.	28,550	993
*	Malibu Boats Inc. Class A	18,316	952
	Universal Corp.	22,258	946
	Calavo Growers Inc.	14,870	935
*	M/I Homes Inc.	26,555	915
*	Sonos Inc.	58,151	851
	Lennar Corp. Class B	18,028	831
*	American Axle & Manufacturing Holdings Inc.	107,996	821
*	Century Communities Inc.	26,327	807
*	Vista Outdoor Inc.	55,818	807
	Camping World Holdings Inc. Class A	29,682	806
	Inter Parfums Inc.	16,387	789
*	USANA Health Sciences Inc.	10,661	783
	Standard Motor Products Inc.	18,750	773
*	Pilgrim's Pride Corp.	45,429	767
	Fresh Del Monte Produce Inc.	29,644	730
	Kontoor Brands Inc.	40,491	721
	John B Sanfilippo & Son Inc.	8,117	693
*	Welbilt Inc.	113,684	692
*	BellRing Brands Inc. Class A	34,059	679
	Oxford Industries Inc.	15,027	661
	ACCO Brands Corp.	90,891	645
^,*	National Beverage Corp.	10,152	619
	Knoll Inc.	47,490	579
*	elf Beauty Inc.	29,114	555
*	Universal Electronics Inc.	11,838	554
	Seaboard Corp.	187	549
	Interface Inc. Class A	60,078	489
*	Stoneridge Inc.	23,341	482
	Levi Strauss & Co. Class A	34,347	460
*	GoPro Inc. Class A	93,976	447
	National Presto Industries Inc.	5,050	441
	MGP Ingredients Inc.	11,836	434
	Tootsie Roll Industries Inc.	12,137	416
	Johnson Outdoors Inc. Class A	4,529	412
*	Purple Innovation Inc. Class A	22,893	412
	Andersons Inc.	28,277	389
*	Motorcar Parts of America Inc.	21,728	384
*	Celsius Holdings Inc.	31,625	372
*	G-III Apparel Group Ltd.	27,576	366
	Kimball International Inc. Class B	31,256	361
*	Nautilus Inc.	33,096	307
*	Central Garden & Pet Co.	8,140	293
^,*	Akoustis Technologies Inc.	32,901	273
	Ethan Allen Interiors Inc.	21,722	257
^,*	Lakeland Industries Inc.	11,233	252
*	Tenneco Inc. Class A	30,200	228
*	Beazer Homes USA Inc.	22,577	227
*	Lovesac Co.	8,600	226
*	MasterCraft Boat Holdings Inc.	11,800	225
	Limoneira Co.	15,369	223
*	Seneca Foods Corp. Class A	6,515	220
*	Unifi Inc.	16,177	208
	Hooker Furniture Corp.	10,600	206
*	Craft Brew Alliance Inc.	13,144	202
	Tupperware Brands Corp.	42,400	201
	Clarus Corp.	15,505	180
*	Landec Corp.	22,177	177
*	Green Brick Partners Inc.	13,504	160
	Turning Point Brands Inc.	5,887	147
	Movado Group Inc.	13,282	144
	Oil-Dri Corp. of America	3,586	124
	Rocky Brands Inc.	5,601	115
*	Farmer Bros Co.	15,114	111

5

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	US Auto Parts Network Inc.	12,416	108
	Superior Group of Cos. Inc.	8,001	107
	Weyco Group Inc.	4,901	106
*	Lifevantage Corp.	7,767	105
	Culp Inc.	10,880	94
*	Veru Inc.	27,777	93
	Marine Products Corp.	6,508	90
^,*	ZAGG Inc.	26,018	82
^,*	22nd Century Group Inc.	102,339	78
	Alico Inc.	2,443	76
	Acme United Corp.	2,909	67
*	Delta Apparel Inc.	5,328	65
*	Greenlane Holdings Inc. Class A	15,421	61
*	New Age Beverages Corp.	39,754	61
	Escalade Inc.	4,321	60
*	Nature's Sunshine Products Inc.	6,506	59
*	Eastman Kodak Co.	24,089	54
	Strattec Security Corp.	3,216	51
^,*	Revlon Inc. Class A	5,042	50
*	XPEL Inc.	2,993	47
^,*	Lipocine Inc.	34,514	44
	Lifetime Brands Inc.	4,913	33
*	Core Molding Technologies Inc.	7,270	30
	Flexsteel Industries Inc.	2,330	29
*	New Home Co. Inc.	8,756	29
	Hamilton Beach Brands Holding Co. Class A	1,820	22
	P&F Industries Inc. Class A	4,330	22
*	VOXX International Corp.	2,911	17
*	Reed's Inc.	17,454	17
*	Natural Alternatives International Inc.	2,268	16
*	Shiloh Industries Inc.	9,553	15
	Kewaunee Scientific Corp.	1,646	15
*	Lifeway Foods Inc.	6,292	14
*	cbdMD Inc.	7,102	14
*	Coffee Holding Co. Inc.	3,987	12
	Rocky Mountain Chocolate Factory Inc.	2,502	11
^,*	Casper Sleep Inc.	1,071	10
^,*	Sequential Brands Group Inc.	38,662	8
*	LS Starrett Co. Class A	2,347	8
*	Willamette Valley Vineyards Inc.	1,146	7
*	Emerson Radio Corp.	10,209	7
*	JAKKS Pacific Inc.	7,781	6
*	Unique Fabricating Inc.	1,793	6
*	RiceBran Technologies	3,756	3
*	Zedge Inc. Class B	1,513	2
*	Tandy Leather Factory Inc.	350	1
	Mannatech Inc.	40	1
*	Charles & Colvard Ltd.	295	—
			2,065,635
Consumer Services (8.4%)
*	Amazon.com Inc.	364,930	1,006,776
	Home Depot Inc.	926,993	232,221
	Walt Disney Co.	1,554,827	173,379
*	Netflix Inc.	378,099	172,050
	Comcast Corp. Class A	3,913,609	152,552
	Walmart Inc.	1,221,944	146,364
	McDonald's Corp.	643,155	118,643
	Costco Wholesale Corp.	378,049	114,628
	Lowe's Cos. Inc.	650,601	87,909
	Starbucks Corp.	989,339	72,805
	CVS Health Corp.	1,119,894	72,760
*	Charter Communications Inc. Class A	125,460	63,990
*	Booking Holdings Inc.	35,544	56,598
	Target Corp.	431,915	51,800

6

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	TJX Cos. Inc.	932,746	47,160
	Dollar General Corp.	218,190	41,567
	eBay Inc.	587,834	30,832
*	Uber Technologies Inc.	960,710	29,859
	Walgreens Boots Alliance Inc.	643,716	27,287
*	O'Reilly Automotive Inc.	63,989	26,982
	Ross Stores Inc.	307,927	26,248
*	Chipotle Mexican Grill Inc.	23,933	25,186
*	AutoZone Inc.	20,322	22,926
	Sysco Corp.	415,622	22,718
	Yum! Brands Inc.	261,088	22,691
	Kroger Co.	652,072	22,073
	McKesson Corp.	139,188	21,354
*	Dollar Tree Inc.	204,854	18,986
	Marriott International Inc. Class A	212,199	18,192
	Hilton Worldwide Holdings Inc.	243,637	17,895
	Best Buy Co. Inc.	193,085	16,851
	Southwest Airlines Co.	488,795	16,707
	Las Vegas Sands Corp.	331,372	15,091
*	Copart Inc.	179,817	14,973
	Delta Air Lines Inc.	521,135	14,618
*	Trade Desk Inc. Class A	34,636	14,080
*	Liberty Broadband Corp.	107,830	13,367
	Tractor Supply Co.	100,310	13,220
*	CarMax Inc.	142,514	12,762
	Domino's Pizza Inc.	34,098	12,597
	AmerisourceBergen Corp. Class A	123,092	12,404
*	Burlington Stores Inc.	57,381	11,300
	ViacomCBS Inc. Class B	472,170	11,011
*	Etsy Inc.	102,471	10,886
	FactSet Research Systems Inc.	32,116	10,549
*	Wayfair Inc.	52,873	10,448
	Omnicom Group Inc.	186,966	10,208
*	Roku Inc.	85,923	10,013
	Expedia Group Inc.	120,124	9,874
*	Peloton Interactive Inc. Class A	167,010	9,648
*	Ulta Beauty Inc.	46,506	9,460
	Keurig Dr Pepper Ord Shs	301,273	8,556
	Darden Restaurants Inc.	111,234	8,428
	Fox Corp. Class A	308,803	8,282
	Advance Auto Parts Inc.	56,796	8,091
*	United Airlines Holdings Inc.	229,562	7,945
	Cable One Inc.	4,382	7,777
*	DraftKings Inc. Class A	227,473	7,566
	Royal Caribbean Cruises Ltd.	146,741	7,381
*	Carvana Co.	60,047	7,218
*	DISH Network Corp. Class A	207,961	7,177
^	Carnival Corp.	416,227	6,834
*	Chegg Inc.	100,247	6,743
	MGM Resorts International	388,674	6,530
	Vail Resorts Inc.	34,899	6,357
	Wynn Resorts Ltd.	80,151	5,970
*	Bright Horizons Family Solutions Inc.	50,337	5,900
*	Caesars Entertainment Corp.	486,255	5,898
*	Lyft Inc. Class A	175,518	5,794
	Service Corp. International	145,627	5,663
*	Discovery Communications Inc. Class C	293,695	5,657
*	Altice USA Inc. Class A	250,407	5,644
	Interpublic Group of Cos. Inc.	328,640	5,639
*	Grubhub Inc.	80,040	5,627
^	American Airlines Group Inc.	428,399	5,599
	Sirius XM Holdings Inc.	953,603	5,598
	Williams-Sonoma Inc.	66,444	5,449
	Rollins Inc.	127,387	5,400

7

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Live Nation Entertainment Inc.	120,910	5,360
*	Five Below Inc.	48,706	5,207
	New York Times Co. Class A	119,608	5,027
	Casey's General Stores Inc.	31,691	4,738
*	Floor & Decor Holdings Inc. Class A	81,808	4,716
*	Liberty Broadband Corp. Class A	38,411	4,693
	Nielsen Holdings plc	313,596	4,660
*	Liberty Media Corp-Liberty Formula One Class C	146,332	4,640
	Aramark	204,196	4,609
*	Ollie's Bargain Outlet Holdings Inc.	46,938	4,584
	Dunkin' Brands Group Inc.	70,174	4,577
*	IAA Inc.	116,423	4,490
*	BJ's Wholesale Club Holdings Inc.	119,104	4,439
*	Planet Fitness Inc. Class A	72,010	4,362
*	ServiceMaster Global Holdings Inc.	120,455	4,299
	News Corp. Class A	361,765	4,291
	Churchill Downs Inc.	29,835	3,973
*	Liberty Media Corp-Liberty SiriusXM Class C	113,623	3,914
	Alaska Air Group Inc.	105,519	3,826
*	Grand Canyon Education Inc.	41,598	3,766
^,*	Norwegian Cruise Line Holdings Ltd.	223,765	3,676
	Wingstop Inc.	25,609	3,559
	Wendy's Co.	162,893	3,548
	Wyndham Hotels & Resorts Inc.	81,011	3,453
*	Performance Food Group Co.	118,428	3,451
*	Penn National Gaming Inc.	112,647	3,440
	Fox Corp. Class B	126,618	3,398
*	Liberty Media Corp-Liberty SiriusXM	96,181	3,320
*	Rh	13,262	3,301
	Nexstar Media Group Inc. Class A	38,785	3,246
	Dolby Laboratories Inc. Class A	49,146	3,237
*	Qurate Retail Group Inc. QVC Group Class A	338,782	3,218
*	frontdoor Inc.	71,063	3,150
	Gap Inc.	244,700	3,088
	Texas Roadhouse Inc.	58,570	3,079
	Lithia Motors Inc. Class A	19,640	2,972
	L Brands Inc.	192,895	2,888
*	JetBlue Airways Corp.	261,817	2,854
^,*	Eldorado Resorts Inc.	70,251	2,814
	Strategic Education Inc.	18,103	2,782
*	Murphy USA Inc.	24,428	2,750
*	Sprouts Farmers Market Inc.	106,580	2,727
	Aaron's Inc.	59,992	2,724
	Kohl's Corp.	130,120	2,703
*	AutoNation Inc.	71,743	2,696
*	Stamps.com Inc.	14,600	2,682
	Marriott Vacations Worldwide Corp.	31,492	2,589
	Foot Locker Inc.	87,403	2,549
^,*	Discovery Inc. Class A	119,868	2,529
	Morningstar Inc.	17,842	2,515
*	Grocery Outlet Holding Corp.	61,160	2,495
*	LiveRamp Holdings Inc.	58,641	2,491
	Cracker Barrel Old Country Store Inc.	21,943	2,434
*	Madison Square Garden Sports Corp.	16,540	2,430
	Choice Hotels International Inc.	30,129	2,377
	H&R Block Inc.	164,031	2,342
	Amerco	7,728	2,335
*	National Vision Holdings Inc.	72,282	2,206
	Dick's Sporting Goods Inc.	53,257	2,197
*	2U Inc.	55,721	2,115
	Wyndham Destinations Inc.	74,151	2,090
*	Chewy Inc.	46,469	2,077
	TEGNA Inc.	185,429	2,066
	Sabre Corp.	244,210	1,968

8

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	World Wrestling Entertainment Inc. Class A	41,421	1,800
*	Cargurus Inc.	69,376	1,759
	Extended Stay America Inc.	157,147	1,758
	TripAdvisor Inc.	91,479	1,739
	Papa John's International Inc.	21,476	1,705
^	Macy's Inc.	246,551	1,696
	Hillenbrand Inc.	62,349	1,688
*	Shake Shack Inc. Class A	30,886	1,636
	KAR Auction Services Inc.	117,287	1,614
	John Wiley & Sons Inc. Class A	41,372	1,614
	Monro Inc.	28,603	1,571
	Jack in the Box Inc.	21,148	1,567
*	Simply Good Foods Co.	83,669	1,555
	Nordstrom Inc.	99,241	1,537
*	Adtalem Global Education Inc.	49,247	1,534
*	Hilton Grand Vacations Inc.	76,645	1,498
	American Eagle Outfitters Inc.	136,446	1,487
	Boyd Gaming Corp.	71,014	1,484
	Big Lots Inc.	34,252	1,439
*	Primo Water Corp.	103,812	1,427
	Six Flags Entertainment Corp.	74,169	1,425
	SkyWest Inc.	43,375	1,415
*	Yelp Inc.	60,757	1,405
	Hyatt Hotels Corp. Class A	27,266	1,371
^,*	Spirit Airlines Inc.	76,701	1,365
*	Liberty Media Corp-Liberty Formula One Class A	46,699	1,363
	Graham Holdings Co. Class B	3,934	1,348
	Allegiant Travel Co.	11,832	1,292
^,*	Stitch Fix Inc. Class A	51,523	1,285
*	Sally Beauty Holdings Inc.	101,017	1,266
	PriceSmart Inc.	20,878	1,260
*	Madison Square Garden Entertainment Corp. Class A	16,540	1,241
	Rent-A-Center Inc.	44,241	1,231
*	Asbury Automotive Group Inc.	15,704	1,214
*	Trupanion Inc.	26,972	1,151
*	Gray Television Inc.	82,131	1,146
*	Avis Budget Group Inc.	49,123	1,124
	Group 1 Automotive Inc.	16,660	1,099
*	WW International Inc.	43,163	1,095
	Core-Mark Holding Co. Inc.	43,420	1,084
	News Corp. Class B	90,502	1,082
	Penske Automotive Group Inc.	26,957	1,044
*	Vroom Inc.	19,895	1,037
	Office Depot Inc.	438,518	1,031
	Cinemark Holdings Inc.	84,330	974
*	Overstock.com Inc.	34,077	969
*	Upwork Inc.	67,043	968
*	Perdoceo Education Corp.	59,954	955
*	Smith & Wesson Brands Inc.	44,247	952
	Brinker International Inc.	39,125	939
*	K12 Inc.	34,430	938
*	United Natural Foods Inc.	49,540	902
*	Providence Service Corp.	11,412	901
*	Laureate Education Inc. Class A	87,259	870
*	Digital Turbine Inc.	68,613	862
^	Cheesecake Factory Inc.	37,295	855
^,*	Rite Aid Corp.	50,098	855
	Sinclair Broadcast Group Inc. Class A	46,100	851
	Bed Bath & Beyond Inc.	80,256	851
*	Urban Outfitters Inc.	55,659	847
*	Scientific Games Corp.	53,286	824
*	Lions Gate Entertainment Corp. Class A	109,089	808
^,*	ANGI Homeservices Inc. Class A	65,494	796
	Weis Markets Inc.	15,389	771

9

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	SeaWorld Entertainment Inc.	50,885	754
*	Herc Holdings Inc.	24,004	738
*	TechTarget Inc.	23,551	707
	SpartanNash Co.	31,740	674
	Red Rock Resorts Inc. Class A	61,718	673
^,*	Accel Entertainment Inc.	69,484	669
*	AMC Networks Inc. Class A	28,114	658
	Scholastic Corp.	21,697	650
	Sonic Automotive Inc. Class A	20,175	644
*	Liberty Media Corp-Liberty Braves	32,514	642
	Meredith Corp.	41,925	610
	PetMed Express Inc.	17,072	608
*	Magnite Inc.	89,674	598
	Abercrombie & Fitch Co.	55,938	595
*	WillScot Corp.	48,311	594
*	Boot Barn Holdings Inc.	27,376	590
	Ingles Markets Inc. Class A	13,612	586
	Matthews International Corp. Class A	30,542	583
	Hawaiian Holdings Inc.	41,483	582
	Dine Brands Global Inc.	13,779	580
*	Zumiez Inc.	19,929	546
*	1-800-Flowers.com Inc. Class A	25,898	518
*	Denny's Corp.	49,923	504
*	America's Car-Mart Inc.	5,709	502
*	Sportsman's Warehouse Holdings Inc.	35,095	500
	Children's Place Inc.	12,819	480
*	MarineMax Inc.	21,308	477
*	Quotient Technology Inc.	65,116	477
*	RealReal Inc.	37,000	473
*	QuinStreet Inc.	44,659	467
*	BrightView Holdings Inc.	40,909	458
*	SP Plus Corp.	22,015	456
	EW Scripps Co. Class A	50,961	446
	Franchise Group Inc.	20,378	446
	Bloomin' Brands Inc.	41,800	446
*	Everi Holdings Inc.	83,389	430
	Dave & Buster's Entertainment Inc.	32,200	429
*	EverQuote Inc. Class A	7,354	428
*	American Public Education Inc.	14,286	423
*	Hibbett Sports Inc.	20,008	419
^,*	iHeartMedia Inc. Class A	49,759	416
*	Monarch Casino & Resort Inc.	11,887	405
	Buckle Inc.	24,717	388
*	MSG Networks Inc.	38,047	379
*	Chefs' Warehouse Inc.	27,717	376
*	Lumber Liquidators Holdings Inc.	26,322	365
	Viad Corp.	18,966	361
	Guess? Inc.	36,211	350
*	Lions Gate Entertainment Corp. Class B	49,508	338
	BJ's Restaurants Inc.	16,148	338
	Tribune Publishing Co.	33,574	335
	Winmark Corp.	1,926	330
*	Michaels Cos. Inc.	46,000	325
*	Groupon Inc. Class A	17,200	312
	Signet Jewelers Ltd.	29,400	302
	Marcus Corp.	22,280	296
*	Clear Channel Outdoor Holdings Inc.	265,400	276
^,*	Vivint Smart Home Inc.	15,900	276
*	Genesco Inc.	12,465	270
	Twin River Worldwide Holdings Inc.	12,076	269
*	Clean Energy Fuels Corp.	119,319	265
	Carriage Services Inc. Class A	14,379	261
	Haverty Furniture Cos. Inc.	16,034	257
	Ruth's Hospitality Group Inc.	31,338	256

10

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Cars.com Inc.	44,200	255
*	Lindblad Expeditions Holdings Inc.	32,247	249
	Systemax Inc.	11,984	246
*	El Pollo Loco Holdings Inc.	16,271	240
^	Dillard's Inc. Class A	9,201	237
*	Chuy's Holdings Inc.	15,928	237
*	Liberty Media Corp-Liberty Braves	11,719	235
*	At Home Group Inc.	35,700	232
*	TrueCar Inc.	89,707	231
^,*	HF Foods Group Inc.	25,551	231
	Shoe Carnival Inc.	7,865	230
*	Waitr Holdings Inc.	84,000	221
*	Hemisphere Media Group Inc.	22,025	217
	Citi Trends Inc.	10,254	207
	Village Super Market Inc. Class A	7,208	200
	Collectors Universe Inc.	5,764	198
	Caleres Inc.	23,300	194
*	Daily Journal Corp.	718	194
	National CineMedia Inc.	63,500	189
*	Houghton Mifflin Harcourt Co.	103,100	187
*	Titan Machinery Inc.	17,060	185
^,*	GameStop Corp. Class A	42,600	185
*	comScore Inc.	58,400	181
*	Boston Omaha Corp. Class A	11,295	181
	Chico's FAS Inc.	126,565	175
*	Fiesta Restaurant Group Inc.	26,164	167
*	Regis Corp.	20,143	165
^	AMC Entertainment Holdings Inc. Class A	38,300	164
*	Noodles & Co.	27,098	164
*	Party City Holdco Inc.	107,000	159
	Nathan's Famous Inc.	2,809	158
	Cato Corp. Class A	18,491	151
*	A-Mark Precious Metals Inc.	7,716	147
*	Liquidity Services Inc.	24,357	145
	Natural Grocers by Vitamin Cottage Inc.	9,195	137
	Gannett Co. Inc.	96,200	133
*	Golden Entertainment Inc	13,829	123
^,*	Hertz Global Holdings Inc.	86,292	122
	Saga Communications Inc. Class A	4,438	114
*	Century Casinos Inc.	27,263	113
*	Biglari Holdings Inc. Class B	1,592	110
	RCI Hospitality Holdings Inc.	7,914	110
	Entravision Communications Corp. Class A	74,703	107
*	Express Inc.	55,300	85
^,*	Blink Charging Co.	11,833	67
	Tilly's Inc. Class A	11,657	66
*	J Alexander's Holdings Inc.	12,226	60
*	Urban One Inc.	28,868	55
*	Container Store Group Inc.	16,961	55
*	GrowGeneration Corp.	7,444	51
	Townsquare Media Inc. Class A	9,269	41
*	Leaf Group Ltd.	9,644	35
*	Zovio Inc. Class A	11,435	35
	Designer Brands Inc. Class A	4,852	33
	Educational Development Corp.	3,375	32
*	Red Lion Hotels Corp.	13,715	32
*	Albertsons Cos. Inc. Class A	2,019	32
*	Fluent Inc.	16,860	30
^,*	GNC Holdings Inc.	53,800	30
*	Marchex Inc. Class B	18,637	29
*	Gaia Inc.	3,502	29
	A H Belo Corp. Class A	16,371	28
*	MDC Partners Inc. Class A	12,687	26
*	Alkaline Water Co. Inc.	17,626	25

11

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Travelzoo	3,978	22
*	Conn's Inc.	2,193	22
^,*	SRAX Inc. Class A	7,476	19
*	RealNetworks Inc.	13,821	18
	Ark Restaurants Corp.	1,320	16
*	Destination XL Group Inc.	24,679	16
*	Potbelly Corp.	6,980	16
*	Luby's Inc.	10,198	15
*	Kura Sushi USA Inc. Class A	946	14
	Beasley Broadcast Group Inc. Class A	5,320	13
*	iMedia Brands Inc.	3,665	13
*	Full House Resorts Inc.	9,186	12
*	Interpace Biosciences Inc.	2,530	12
	Big 5 Sporting Goods Corp.	5,818	11
*	Blue Apron Holdings Inc. Class A	905	10
*	LiveXLive Media Inc.	2,448	9
*	Stein Mart Inc.	19,335	8
*	VistaGen Therapeutics Inc.	15,023	8
*	ONE Group Hospitality Inc.	4,720	8
*	Drive Shack Inc.	4,011	7
*	Youngevity International Inc.	5,128	7
^,*	RTW Retailwinds Inc.	27,323	5
^,*	Ascena Retail Group Inc.	3,600	5
*	Lee Enterprises Inc.	5,251	5
*	FAT Brands Inc.	1,492	5
*	BBQ Holdings Inc.	1,407	5
*	AutoWeb Inc.	3,439	4
*	Live Ventures Inc.	372	4
*	Build-A-Bear Workshop Inc.	1,327	3
*	J Jill Inc.	3,274	2
*	Good Times Restaurants Inc.	1,675	2
*	Chicken Soup For The Soul Entertainment Inc.	296	2
*	Town Sports International Holdings Inc.	3,649	2
*	Reading International Inc. Class A	444	2
	Salem Media Group Inc.	1,621	2
*	Rave Restaurant Group Inc.	2,082	2
^,*	Remark Holdings Inc.	556	1
*	BioHiTech Global Inc.	490	1
*	Profire Energy Inc.	1,221	1
*	HyreCar Inc.	143	—
*	RumbleON Inc. Class B	7	—
			3,713,960
Exchange-Traded Fund (0.1%)
‡	Vanguard Total Bond Market ETF	375,384	33,161

Financials (9.6%)
	Visa Inc. Class A	1,461,905	282,396
*	Berkshire Hathaway Inc. Class B	1,513,509	270,177
	JPMorgan Chase & Co.	2,495,440	234,721
	Mastercard Inc. Class A	773,872	228,834
	Bank of America Corp.	6,716,783	159,524
	American Tower Corp.	381,926	98,743
	Citigroup Inc.	1,786,640	91,297
	Wells Fargo & Co.	3,159,568	80,885
	S&P Global Inc.	209,778	69,118
	BlackRock Inc.	121,230	65,960
	Crown Castle International Corp.	358,165	59,939
	Prologis Inc.	635,595	59,320
	Goldman Sachs Group Inc.	291,397	57,586
	Equinix Inc.	75,881	53,291
	CME Group Inc.	308,872	50,204
	American Express Co.	521,952	49,690
	Morgan Stanley	1,026,728	49,591
	Marsh & McLennan Cos. Inc.	432,590	46,447

12

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	478,561	43,836
	Truist Financial Corp.	1,157,474	43,463
	US Bancorp	1,169,387	43,057
	Chubb Ltd.	332,287	42,074
	Progressive Corp.	501,807	40,200
	Aon plc Class A	200,800	38,674
	Moody's Corp.	139,085	38,211
	PNC Financial Services Group Inc.	338,705	35,635
	Charles Schwab Corp.	995,625	33,592
	Digital Realty Trust Inc.	229,710	32,644
	Blackstone Group LP Class A	567,941	32,180
	SBA Communications Corp. Class A	97,438	29,029
	Bank of New York Mellon Corp.	697,656	26,964
	Allstate Corp.	276,232	26,792
	Capital One Financial Corp.	390,111	24,417
	Public Storage	126,773	24,326
	IHS Markit Ltd.	320,970	24,233
	Travelers Cos. Inc.	211,037	24,069
	T. Rowe Price Group Inc.	190,205	23,490
	American International Group Inc.	748,226	23,330
	MSCI Inc. Class A	69,650	23,251
	Willis Towers Watson plc	110,126	21,689
	Aflac Inc.	597,606	21,532
	MetLife Inc.	588,576	21,495
*	Berkshire Hathaway Inc. Class A	79	21,117
	Prudential Financial Inc.	339,354	20,667
	Equity Residential	319,410	18,788
	State Street Corp.	293,649	18,661
	AvalonBay Communities Inc.	120,139	18,578
	Welltower Inc.	355,074	18,375
	Equifax Inc.	104,125	17,897
	Simon Property Group Inc.	258,209	17,656
	Alexandria Real Estate Equities Inc.	106,099	17,215
	Realty Income Corp.	287,935	17,132
	Ameriprise Financial Inc.	107,192	16,083
	MarketAxess Holdings Inc.	30,960	15,508
	Arthur J Gallagher & Co.	158,336	15,436
	First Republic Bank	143,680	15,229
	Weyerhaeuser Co.	645,997	14,509
	KKR & Co. Inc.	452,106	13,961
	Northern Trust Corp.	173,405	13,758
	Discover Financial Services	265,163	13,282
	Essex Property Trust Inc.	56,730	13,001
	Invitation Homes Inc.	466,622	12,846
*	CBRE Group Inc. Class A	274,606	12,418
	Healthpeak Properties Inc.	442,986	12,209
	Boston Properties Inc.	133,586	12,074
	Hartford Financial Services Group Inc.	313,137	12,071
	Fifth Third Bancorp	614,231	11,842
	Ventas Inc.	321,270	11,765
	Nasdaq Inc.	97,767	11,680
	Sun Communities Inc.	82,415	11,182
	Mid-America Apartment Communities Inc.	97,159	11,141
	Duke Realty Corp.	314,069	11,115
	M&T Bank Corp.	106,245	11,046
*	Markel Corp.	11,416	10,539
	Synchrony Financial	474,076	10,506
	KeyCorp	850,510	10,359
	WP Carey Inc.	148,603	10,053
	Extra Space Storage Inc.	107,923	9,969
	Principal Financial Group Inc.	239,516	9,950
	E*TRADE Financial Corp.	195,859	9,740
*	SVB Financial Group	44,331	9,555
*	Arch Capital Group Ltd.	330,394	9,466

13

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	UDR Inc.	250,503	9,364
	Citizens Financial Group Inc.	370,466	9,351
	Regions Financial Corp.	837,904	9,318
	Equity LifeStyle Properties Inc.	146,948	9,181
	Cincinnati Financial Corp.	139,366	8,924
	Cboe Global Markets Inc.	94,323	8,798
	Annaly Capital Management Inc.	1,329,014	8,718
	Apollo Global Management LLC	173,438	8,658
	TD Ameritrade Holding Corp.	234,000	8,513
	Medical Properties Trust Inc.	442,716	8,323
	Brown & Brown Inc.	201,496	8,213
	VICI Properties Inc.	396,565	8,007
	Huntington Bancshares Inc.	878,999	7,942
	Western Union Co.	354,645	7,667
	Loews Corp.	218,932	7,507
	Camden Property Trust	82,076	7,487
	Raymond James Financial Inc.	108,215	7,448
	Fidelity National Financial Inc.	242,627	7,439
	RenaissanceRe Holdings Ltd.	42,640	7,293
	Everest Re Group Ltd.	35,355	7,290
	CyrusOne Inc.	96,734	7,037
	W R Berkley Corp.	118,030	6,762
	Regency Centers Corp.	146,164	6,707
	Host Hotels & Resorts Inc.	620,410	6,694
	Equitable Holdings Inc.	342,490	6,607
	Iron Mountain Inc.	246,236	6,427
	Lincoln National Corp.	171,512	6,310
	Ally Financial Inc.	316,158	6,269
	AGNC Investment Corp.	485,873	6,268
	SEI Investments Co.	112,795	6,201
	Americold Realty Trust	170,224	6,179
	Globe Life Inc.	83,053	6,165
	Gaming and Leisure Properties Inc.	176,947	6,122
	VEREIT Inc.	941,804	6,056
	American Homes 4 Rent Class A	220,560	5,933
^,*	Zillow Group Inc. Class C	101,517	5,848
	Alleghany Corp.	11,944	5,842
	Omega Healthcare Investors Inc.	190,113	5,652
	Federal Realty Investment Trust	64,946	5,534
	Vornado Realty Trust	143,998	5,502
	LPL Financial Holdings Inc.	69,051	5,414
	Kilroy Realty Corp.	91,933	5,396
	Assurant Inc.	51,528	5,322
	Voya Financial Inc.	114,054	5,321
	National Retail Properties Inc.	149,698	5,311
	Franklin Resources Inc.	239,775	5,028
	Lamar Advertising Co. Class A	75,197	5,020
	Zions Bancorp NA	146,018	4,965
	Commerce Bancshares Inc.	82,570	4,910
	Apartment Investment and Management Co.	128,425	4,834
	Healthcare Trust of America Inc. Class A	177,088	4,696
	Reinsurance Group of America Inc.	59,567	4,672
	Jones Lang LaSalle Inc.	44,789	4,634
	Signature Bank	43,139	4,612
	Comerica Inc.	119,689	4,560
	Kimco Realty Corp.	350,279	4,498
	Prosperity Bancshares Inc.	75,195	4,465
	People's United Financial Inc.	384,917	4,454
	East West Bancorp Inc.	122,593	4,443
	CubeSmart	164,140	4,430
	STORE Capital Corp.	183,500	4,369
	Douglas Emmett Inc.	141,907	4,351
	First American Financial Corp.	89,973	4,321
	Rexford Industrial Realty Inc.	104,088	4,312

14

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Athene Holding Ltd. Class A	136,343	4,253
	CoreSite Realty Corp.	35,040	4,242
	American Campus Communities Inc.	119,456	4,176
	Erie Indemnity Co. Class A	21,524	4,130
	First Industrial Realty Trust Inc.	107,006	4,113
	Old Republic International Corp.	250,910	4,092
	Primerica Inc.	34,442	4,016
	Kemper Corp.	54,494	3,952
	TCF Financial Corp.	134,045	3,944
	New York Community Bancorp Inc.	381,532	3,892
	American Financial Group Inc.	61,046	3,874
	EastGroup Properties Inc.	32,467	3,851
	Cousins Properties Inc.	128,152	3,823
	Life Storage Inc.	39,148	3,717
*	Credit Acceptance Corp.	8,684	3,639
	Cullen/Frost Bankers Inc.	48,492	3,623
	Invesco Ltd.	336,200	3,618
	Eaton Vance Corp.	93,653	3,615
*	Carlyle Group Inc.	129,368	3,609
	Starwood Property Trust Inc.	236,843	3,543
	SL Green Realty Corp.	71,014	3,500
	Hudson Pacific Properties Inc.	138,018	3,473
	Legg Mason Inc.	68,855	3,426
	Brixmor Property Group Inc.	264,300	3,388
	Essent Group Ltd.	92,286	3,347
	STAG Industrial Inc.	113,862	3,338
	Highwoods Properties Inc.	89,010	3,323
	JBG SMITH Properties	111,703	3,303
	QTS Realty Trust Inc. Class A	50,738	3,252
	Healthcare Realty Trust Inc.	110,361	3,232
	Hanover Insurance Group Inc.	31,310	3,173
*	Redfin Corp.	75,198	3,152
	First Financial Bankshares Inc.	107,548	3,107
	Spirit Realty Capital Inc.	89,021	3,103
	Affiliated Managers Group Inc.	40,680	3,033
*	Cannae Holdings Inc.	73,696	3,029
	South State Corp.	63,513	3,027
	Terreno Realty Corp.	56,577	2,978
	Agree Realty Corp.	45,010	2,958
	Janus Henderson Group plc	139,710	2,956
	RLI Corp.	35,912	2,948
	New Residential Investment Corp.	395,265	2,937
	Ares Management Corp. Class A	73,516	2,919
	United Bankshares Inc.	105,043	2,906
	Western Alliance Bancorp	76,254	2,888
	Physicians Realty Trust	163,700	2,868
	Blackstone Mortgage Trust Inc. Class A	119,033	2,868
	Kinsale Capital Group Inc.	18,248	2,832
	Axis Capital Holdings Ltd.	69,826	2,832
	Popular Inc.	75,798	2,817
	Rayonier Inc.	112,201	2,781
	Stifel Financial Corp.	58,078	2,755
*	Zillow Group Inc. Class A	47,818	2,749
	Equity Commonwealth	85,291	2,746
	First Horizon National Corp.	275,593	2,745
	Pinnacle Financial Partners Inc.	64,819	2,722
	Interactive Brokers Group Inc.	64,481	2,693
	Glacier Bancorp Inc.	75,873	2,678
	Radian Group Inc.	171,089	2,654
	Selective Insurance Group Inc.	49,979	2,636
	Lazard Ltd. Class A	91,184	2,611
	Valley National Bancorp	330,107	2,581
	Bank OZK	109,893	2,579
	Jefferies Financial Group Inc.	165,219	2,569

15

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Synovus Financial Corp.	124,723	2,561
	Sabra Health Care REIT Inc.	176,637	2,549
	Unum Group	152,845	2,536
	White Mountains Insurance Group Ltd.	2,755	2,446
	SLM Corp.	347,951	2,446
	MGIC Investment Corp.	296,928	2,432
	Lexington Realty Trust	228,752	2,413
	Community Bank System Inc.	41,678	2,376
	Corporate Office Properties Trust	92,448	2,343
	EPR Properties	70,333	2,330
	FirstCash Inc.	34,196	2,308
	Webster Financial Corp.	80,407	2,300
	Houlihan Lokey Inc. Class A	41,095	2,287
*	Brighthouse Financial Inc.	81,113	2,257
	Sterling Bancorp	192,108	2,252
	FNB Corp.	298,988	2,242
	PotlatchDeltic Corp.	58,678	2,232
	Wintrust Financial Corp.	50,937	2,222
	National Health Investors Inc.	36,528	2,218
	PacWest Bancorp	111,889	2,205
	Park Hotels & Resorts Inc.	222,108	2,197
	CNO Financial Group Inc.	140,711	2,191
	UMB Financial Corp.	42,341	2,183
	Umpqua Holdings Corp.	205,042	2,182
	IBERIABANK Corp.	47,876	2,180
*	eHealth Inc.	21,415	2,104
*	Green Dot Corp. Class A	42,399	2,081
	Home BancShares Inc.	133,628	2,055
	Bank of Hawaii Corp.	33,438	2,053
	CVB Financial Corp.	108,866	2,040
*	LendingTree Inc.	7,005	2,028
	Old National Bancorp	145,202	1,998
	BancorpSouth Bank	87,737	1,995
	PS Business Parks Inc.	15,020	1,989
	Associated Banc-Corp	144,644	1,979
	Weingarten Realty Investors	104,434	1,977
	American Equity Investment Life Holding Co.	79,539	1,965
	First Hawaiian Inc.	113,638	1,959
	Independent Bank Corp.	29,051	1,949
*	Howard Hughes Corp.	37,498	1,948
	Federated Hermes Inc.	81,613	1,934
	Piedmont Office Realty Trust Inc. Class A	116,260	1,931
	Taubman Centers Inc.	49,786	1,880
	Columbia Banking System Inc.	66,042	1,872
	Apple Hospitality REIT Inc.	192,183	1,857
	Outfront Media Inc.	129,561	1,836
	Assured Guaranty Ltd.	74,963	1,830
	Washington Federal Inc.	67,787	1,819
	Brandywine Realty Trust	164,814	1,795
	Sunstone Hotel Investors Inc.	218,704	1,782
	Washington REIT	78,867	1,751
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	60,847	1,732
	Evercore Inc. Class A	29,259	1,724
	BankUnited Inc.	84,917	1,720
	Cathay General Bancorp	64,473	1,696
	Investors Bancorp Inc.	199,088	1,692
	Kennedy-Wilson Holdings Inc.	111,011	1,690
	Atlantic Union Bankshares Corp.	72,312	1,675
	CIT Group Inc.	80,087	1,660
	Hamilton Lane Inc. Class A	24,413	1,645
	Simmons First National Corp. Class A	95,666	1,637
	Hancock Whitney Corp.	75,729	1,605
	International Bancshares Corp.	49,946	1,599
	Innovative Industrial Properties Inc.	18,145	1,597

16

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	PRA Group Inc.	41,110	1,589
	Pacific Premier Bancorp Inc.	73,026	1,583
	Chimera Investment Corp.	164,331	1,579
	Virtu Financial Inc. Class A	66,781	1,576
*	Palomar Holdings Inc.	18,357	1,574
	PennyMac Mortgage Investment Trust	89,216	1,564
	Fulton Financial Corp.	148,436	1,563
	OneMain Holdings Inc	63,680	1,563
	Uniti Group Inc.	163,693	1,531
	RLJ Lodging Trust	161,556	1,525
	Four Corners Property Trust Inc.	62,065	1,514
	Paramount Group Inc.	196,145	1,512
	Ryman Hospitality Properties Inc.	43,525	1,506
	National Storage Affiliates Trust	52,503	1,505
	Ameris Bancorp	63,732	1,503
	Artisan Partners Asset Management Inc. Class A	46,193	1,501
	CareTrust REIT Inc.	87,400	1,500
*	Texas Capital Bancshares Inc.	47,874	1,478
	Easterly Government Properties Inc.	63,662	1,472
	Cohen & Steers Inc.	21,535	1,465
	Columbia Property Trust Inc.	110,876	1,457
	Retail Properties of America Inc.	198,031	1,450
	WSFS Financial Corp.	50,439	1,448
	First Midwest Bancorp Inc.	104,803	1,399
	LTC Properties Inc.	37,068	1,396
	BOK Financial Corp.	24,714	1,395
	First Merchants Corp.	50,457	1,391
	Global Net Lease Inc.	82,784	1,385
	United Community Banks Inc.	68,252	1,373
	ServisFirst Bancshares Inc.	38,177	1,365
	Horace Mann Educators Corp.	36,716	1,349
^	Macerich Co.	149,227	1,339
	Industrial Logistics Properties Trust	65,067	1,337
*	Enstar Group Ltd.	8,741	1,335
	Renasant Corp.	52,985	1,319
	Urban Edge Properties	111,049	1,318
	Moelis & Co. Class A	42,176	1,314
	American Assets Trust Inc.	47,197	1,314
	WesBanco Inc.	64,356	1,307
*	Cushman & Wakefield plc	104,799	1,306
	National General Holdings Corp.	59,820	1,293
	Two Harbors Investment Corp.	254,459	1,282
	Monmouth Real Estate Investment Corp.	88,126	1,277
	First Financial Bancorp	91,697	1,274
	Pebblebrook Hotel Trust	92,900	1,269
	James River Group Holdings Ltd.	28,186	1,268
	Trustmark Corp.	51,244	1,257
	Walker & Dunlop Inc.	24,570	1,248
	Essential Properties Realty Trust Inc.	83,964	1,246
	Capitol Federal Financial Inc.	111,812	1,231
	Santander Consumer USA Holdings Inc.	66,722	1,228
	Banner Corp.	32,303	1,228
	Independent Bank Group Inc.	30,229	1,225
	Office Properties Income Trust	46,626	1,211
	First BanCorp	215,877	1,207
	First Interstate BancSystem Inc. Class A	38,906	1,205
	Westamerica BanCorp	20,952	1,203
	SITE Centers Corp.	147,315	1,193
	GEO Group Inc.	99,055	1,172
	PennyMac Financial Services Inc.	27,987	1,170
	Mack-Cali Realty Corp.	75,942	1,161
*	NMI Holdings Inc. Class A	71,996	1,158
	Empire State Realty Trust Inc.	165,200	1,156
	Colony Capital Inc.	480,430	1,153

17

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Heartland Financial USA Inc.	34,230	1,145
	Retail Opportunity Investments Corp.	100,830	1,142
	Service Properties Trust	158,731	1,125
	Argo Group International Holdings Ltd.	31,400	1,094
^	Broadmark Realty Capital Inc.	115,213	1,091
	Independence Realty Trust Inc.	94,865	1,090
	Hilltop Holdings Inc.	58,362	1,077
	CoreCivic Inc.	114,038	1,067
*	Genworth Financial Inc. Class A	458,388	1,059
	Hope Bancorp Inc.	114,205	1,053
	NBT Bancorp Inc.	34,151	1,050
	Acadia Realty Trust	80,207	1,041
	Towne Bank	55,144	1,039
	AMERISAFE Inc.	16,825	1,029
	MFA Financial Inc.	413,056	1,029
	Navient Corp.	145,948	1,026
	Xenia Hotels & Resorts Inc.	109,230	1,019
	New York Mortgage Trust Inc.	385,771	1,007
	DiamondRock Hospitality Co.	180,995	1,001
	Lakeland Financial Corp.	21,465	1,000
	Safety Insurance Group Inc.	12,882	982
	First Citizens BancShares Inc. Class A	2,421	981
	Northwest Bancshares Inc.	95,807	980
*	Axos Financial Inc.	44,363	980
	Mercury General Corp.	23,981	977
*	Encore Capital Group Inc.	28,184	963
	Safehold Inc.	16,615	955
	Universal Health Realty Income Trust	12,007	954
	Getty Realty Corp.	32,126	954
	Waddell & Reed Financial Inc. Class A	59,788	927
*	Goosehead Insurance Inc. Class A	12,182	916
*	Focus Financial Partners Inc. Class A	27,170	898
	Kite Realty Group Trust	77,745	897
	S&T Bancorp Inc.	38,132	894
	Arbor Realty Trust Inc.	95,763	885
	Eagle Bancorp Inc.	26,956	883
	Redwood Trust Inc.	126,046	882
	Flagstar Bancorp Inc.	29,704	874
*	Mr Cooper Group Inc.	69,247	861
	Employers Holdings Inc.	28,475	859
	PJT Partners Inc.	16,627	854
*	Seacoast Banking Corp. of Florida	41,404	845
	OceanFirst Financial Corp.	47,292	834
	Provident Financial Services Inc.	57,104	825
	First Busey Corp.	44,167	824
*	INTL. FCStone Inc.	14,974	824
	First Commonwealth Financial Corp.	99,253	822
	Nelnet Inc. Class A	16,871	805
	Diversified Healthcare Trust	181,625	804
	Brightsphere Investment Group Inc.	64,232	800
	Alexander & Baldwin Inc.	65,630	800
	Veritex Holdings Inc.	44,877	794
	American Finance Trust Inc.	99,800	792
	Heritage Financial Corp.	39,210	784
	Park National Corp.	11,101	781
	Ladder Capital Corp. Class A	95,925	777
	Brookline Bancorp Inc.	76,996	776
	Tompkins Financial Corp.	11,876	769
	Southside Bancshares Inc.	27,595	765
	Great Western Bancorp Inc.	55,441	763
	Piper Sandler Cos.	12,800	757
	First Bancorp	30,175	757
	City Holding Co.	11,542	752
	ProAssurance Corp.	51,958	752

18

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Stewart Information Services Corp.	23,120	752
	Investors Real Estate Trust	10,641	750
	National Bank Holdings Corp. Class A	27,571	744
	Virtus Investment Partners Inc.	6,311	734
	BGC Partners Inc. Class A	266,472	730
	Sandy Spring Bancorp Inc.	29,363	728
*	Selectquote Inc.	28,663	726
	Enterprise Financial Services Corp.	23,255	724
	NexPoint Residential Trust Inc.	19,903	704
	Newmark Group Inc. Class A	144,190	701
	Gladstone Commercial Corp.	36,789	690
	Community Healthcare Trust Inc.	16,547	677
*	Marcus & Millichap Inc.	23,257	671
	Kearny Financial Corp.	81,017	663
	American National Insurance Co.	9,181	662
	iStar Inc.	53,353	657
	BancFirst Corp.	15,884	644
^	Tanger Factory Outlet Centers Inc.	89,592	639
	TriCo Bancshares	20,965	638
	TrustCo Bank Corp.	100,828	638
	OFG Bancorp	47,383	634
	Apollo Commercial Real Estate Finance Inc.	63,300	621
*	St. Joe Co.	31,676	615
	Premier Financial Corp.	34,686	613
	CatchMark Timber Trust Inc. Class A	68,276	604
	Meridian Bancorp Inc.	52,056	604
^	Invesco Mortgage Capital Inc.	159,409	596
*	Ambac Financial Group Inc.	41,421	593
	Realogy Holdings Corp.	80,000	593
	United Fire Group Inc.	21,234	588
	Summit Hotel Properties Inc.	97,548	578
	Federal Agricultural Mortgage Corp. Class C	8,947	573
	Bryn Mawr Bank Corp.	20,671	572
	Colony Credit Real Estate Inc.	81,370	571
	HomeStreet Inc.	23,088	568
	First Foundation Inc.	34,444	563
	Stock Yards Bancorp Inc.	13,992	562
	Northfield Bancorp Inc.	48,333	557
	City Office REIT Inc.	55,269	556
	Meta Financial Group Inc.	30,553	555
	Brookfield Property REIT Inc. Class A	55,228	550
	UMH Properties Inc.	42,210	546
*	MBIA Inc.	75,038	544
	Boston Private Financial Holdings Inc.	78,736	542
	ARMOUR Residential REIT Inc.	57,425	539
	Capstead Mortgage Corp.	96,616	530
	QCR Holdings Inc.	16,992	530
*	Triumph Bancorp Inc.	21,821	530
	Lakeland Bancorp Inc.	46,124	527
	Banc of California Inc.	48,620	527
	Armada Hoffler Properties Inc.	52,430	522
	ConnectOne Bancorp Inc.	32,319	521
	TFS Financial Corp.	36,206	518
	Global Medical REIT Inc.	44,324	502
	Franklin Street Properties Corp.	98,415	501
	Berkshire Hills Bancorp Inc.	45,401	500
*	Bancorp Inc.	50,863	498
	German American Bancorp Inc.	15,863	493
	RE/MAX Holdings Inc.	15,637	491
	RPT Realty	70,559	491
	Allegiance Bancshares Inc.	19,113	485
	Cherry Hill Mortgage Investment Corp.	53,710	484
*	Third Point Reinsurance Ltd.	64,165	482
	Universal Insurance Holdings Inc.	27,082	481

19

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Central Pacific Financial Corp.	29,857	479
^,*	eXp World Holdings Inc.	27,949	477
	Dynex Capital Inc.	32,323	462
	RMR Group Inc. Class A	15,625	460
	Heritage Commerce Corp.	60,971	458
	Camden National Corp.	12,984	448
*	BRP Group Inc. Class A	25,763	445
	Dime Community Bancshares Inc.	32,379	445
	Live Oak Bancshares Inc.	30,279	439
	Preferred Bank	10,231	438
	National Western Life Group Inc. Class A	2,144	436
*	Assetmark Financial Holdings Inc.	15,755	430
	Saul Centers Inc.	13,262	428
	Franklin Financial Network Inc.	16,514	425
	Origin Bancorp Inc.	19,150	421
	Univest Financial Corp.	25,927	418
	Peoples Bancorp Inc.	19,661	418
	CBTX Inc.	19,652	413
	WisdomTree Investments Inc.	118,321	411
	First Financial Corp.	11,121	410
	Washington Trust Bancorp Inc.	12,408	406
	Bank First Corp.	6,300	404
	Cadence BanCorp Class A	45,200	400
^,*	Seritage Growth Properties	34,654	395
*	Nicolet Bankshares Inc.	7,201	395
	Bank of Marin Bancorp	11,775	392
	Cowen Inc. Class A	24,160	392
	FB Financial Corp.	15,797	391
	Republic Bancorp Inc. Class A	11,932	390
	Altabancorp	17,258	388
	Horizon Bancorp Inc.	36,147	386
	Flushing Financial Corp.	33,520	386
	First Bancshares Inc.	16,891	380
	Alexander's Inc.	1,565	377
*	Columbia Financial Inc.	26,813	374
	First of Long Island Corp.	22,884	374
	Community Trust Bancorp Inc.	11,278	369
*	World Acceptance Corp.	5,632	369
	Peapack-Gladstone Financial Corp.	19,698	369
*	LendingClub Corp.	79,742	363
	Front Yard Residential Corp.	41,596	362
	Great Southern Bancorp Inc.	8,882	358
*	TriState Capital Holdings Inc.	22,326	351
	KKR Real Estate Finance Trust Inc.	21,141	351
	Independent Bank Corp.	23,360	347
	Farmers National Banc Corp.	29,143	346
	First Community Bankshares Inc.	15,146	340
*	Customers Bancorp Inc.	27,711	333
	B Riley Financial Inc.	15,294	333
*	Tejon Ranch Co.	22,743	328
	State Auto Financial Corp.	18,211	325
	Byline Bancorp Inc.	24,690	323
*	Watford Holdings Ltd.	19,317	322
	Alerus Financial Corp.	16,141	319
	Midland States Bancorp Inc.	21,164	316
	FBL Financial Group Inc. Class A	8,721	313
	Bridge Bancorp Inc.	13,560	310
	American National Bankshares Inc.	12,302	308
	New Senior Investment Group Inc.	82,301	298
	HCI Group Inc.	6,410	296
	Preferred Apartment Communities Inc. Class A	38,542	293
	Heritage Insurance Holdings Inc.	22,366	293
	Bar Harbor Bankshares	13,006	291
	Hanmi Financial Corp.	29,756	289

20

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Arrow Financial Corp.	9,710	289
	Urstadt Biddle Properties Inc. Class A	23,329	277
*	Enova International Inc.	18,141	270
	Mercantile Bank Corp.	11,852	268
*	EZCORP Inc. Class A	41,670	263
	1st Source Corp.	7,323	261
	Whitestone REIT	35,347	257
*	Bridgewater Bancshares Inc.	24,367	250
	Gladstone Land Corp.	15,740	250
	Jernigan Capital Inc.	18,034	247
^	Orchid Island Capital Inc.	52,315	246
	RBB Bancorp	18,000	246
	Merchants Bancorp	13,172	244
	Waterstone Financial Inc.	16,159	240
	Victory Capital Holdings Inc. Class A	13,660	235
*	Amerant Bancorp Inc.	15,321	230
	First Mid Bancshares Inc.	8,667	227
	One Liberty Properties Inc.	12,839	226
*	International Money Express Inc.	18,000	224
	SB One Bancorp	11,084	218
	Cambridge Bancorp	3,671	217
*	Forestar Group Inc.	14,329	216
	MidWestOne Financial Group Inc.	10,700	214
	Ellington Financial Inc.	18,100	213
	First Internet Bancorp	12,720	211
	HomeTrust Bancshares Inc.	13,088	209
*	Atlantic Capital Bancshares Inc.	17,184	209
*	FRP Holdings Inc.	5,128	208
^,*	Benefytt Technologies Inc. Class A	9,960	204
	Sculptor Capital Management Inc. Class A	15,482	200
	Business First Bancshares Inc.	12,976	199
	Diamond Hill Investment Group Inc.	1,751	199
*	Metropolitan Bank Holding Corp.	6,188	199
	Orrstown Financial Services Inc.	13,332	197
*	Power REIT	6,800	196
	Arlington Asset Investment Corp. Class A	65,800	195
	TPG RE Finance Trust Inc.	22,500	194
*	PICO Holdings Inc.	22,524	190
*	Citizens Inc. Class A	31,480	189
	Ellington Residential Mortgage REIT	18,173	187
	Financial Institutions Inc.	10,038	187
	Carter Bank & Trust	23,054	186
*	Baycom Corp.	14,250	184
	First Choice Bancorp	11,186	183
	Capstar Financial Holdings Inc.	15,265	183
	CNB Financial Corp.	10,149	182
	Citizens & Northern Corp.	8,811	182
*	Equity Bancshares Inc. Class A	10,342	180
*	Coastal Financial Corp.	12,289	178
	Amalgamated Bank Class A	13,999	177
*	Greenlight Capital Re Ltd. Class A	27,050	176
	Plymouth Industrial REIT Inc.	13,717	176
	Global Indemnity Ltd.	7,114	170
	West BanCorp Inc.	9,617	168
	CTO Realty Growth Inc.	4,255	168
	Bluerock Residential Growth REIT Inc.	20,718	167
	PCSB Financial Corp.	13,132	167
*	First Western Financial Inc.	11,600	165
	Peoples Financial Services Corp.	4,308	165
	Westwood Holdings Group Inc.	10,426	164
	Richmond Mutual BanCorp Inc.	14,600	164
	LCNB Corp.	10,252	164
	Protective Insurance Corp. Class B	10,856	164
	Hingham Institution For Savings The	962	161

21

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Oppenheimer Holdings Inc. Class A	7,396	161
	Sierra Bancorp	8,494	160
	Mid Penn Bancorp Inc.	8,647	159
	First Bancorp Inc.	7,333	159
*	PDL Community Bancorp	15,513	158
	Safeguard Scientifics Inc.	22,542	158
	Old Second Bancorp Inc.	20,067	156
	Civista Bancshares Inc.	10,116	156
	Hawthorn Bancshares Inc.	7,904	156
	Guaranty Bancshares Inc.	6,015	156
	Home Bancorp Inc.	5,803	155
	Luther Burbank Corp.	15,347	153
*	Spirit of Texas Bancshares Inc.	12,308	152
	Farmland Partners Inc.	21,975	151
	Oak Valley Bancorp	11,820	150
	Century Bancorp Inc. Class A	1,900	148
*	Randolph Bancorp Inc.	14,563	146
	Great Ajax Corp.	15,903	146
	Community Financial Corp.	5,956	145
	Enterprise Bancorp Inc.	6,024	144
	Central Valley Community Bancorp	9,286	143
	Curo Group Holdings Corp.	17,313	141
*	Pioneer Bancorp Inc.	15,418	141
*	MMA Capital Holdings Inc.	6,100	141
	HarborOne Bancorp Inc.	16,465	141
	SmartFinancial Inc.	8,647	140
*	Howard Bancorp Inc.	12,984	138
	Investors Title Co.	1,135	138
	Greenhill & Co. Inc.	13,600	136
	Farmers & Merchants Bancorp Inc.	6,384	136
	Franklin Financial Services Corp.	5,214	135
	Capital City Bank Group Inc.	6,319	132
*	Republic First Bancorp Inc.	54,003	132
	Fidelity D&D Bancorp Inc.	2,713	130
	FNCB Bancorp Inc.	22,643	130
	Southern National Bancorp of Virginia Inc.	13,308	129
	Crawford & Co. Class A	16,065	127
	United Security Bancshares	18,866	126
*	Southern First Bancshares Inc.	4,512	125
	Southern Missouri Bancorp Inc.	5,023	122
	ACNB Corp.	4,637	121
	National Bankshares Inc.	4,164	119
	FedNat Holding Co.	10,699	118
	FS Bancorp Inc.	3,069	118
*	MainStreet Bancshares Inc.	8,911	118
	Summit Financial Group Inc.	7,124	117
*	Regional Management Corp.	6,593	117
*	Pacific Mercantile Bancorp	31,645	116
*	FVCBankcorp Inc.	10,750	116
*	CrossFirst Bankshares Inc.	11,803	115
*	Aspen Group Inc.	12,570	114
	Clipper Realty Inc.	14,042	114
	United Insurance Holdings Corp.	14,207	111
	Urstadt Biddle Properties Inc.	11,046	111
	Level One Bancorp Inc.	6,551	110
	PCB Bancorp	10,610	109
	Northrim BanCorp Inc.	4,327	109
	CorEnergy Infrastructure Trust Inc.	11,831	108
	Territorial Bancorp Inc.	4,529	108
*	Rafael Holdings Inc. Class B	7,468	107
	Macatawa Bank Corp.	13,643	107
	Evans Bancorp Inc.	4,577	106
	Middlefield Banc Corp.	5,094	106
	Standard AVB Financial Corp.	4,450	103

22

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Reliant Bancorp Inc.	6,284	102
	GAIN Capital Holdings Inc.	16,918	102
	Premier Financial Bancorp Inc.	7,891	101
	Tiptree Inc.	15,559	100
	Codorus Valley Bancorp Inc.	7,091	98
	Penns Woods Bancorp Inc.	4,312	98
	Northeast Bank	5,474	96
*	Select Bancorp Inc.	11,590	94
	First Northwest Bancorp	7,546	94
	Norwood Financial Corp.	3,727	92
	BankFinancial Corp.	10,939	92
	South Plains Financial Inc.	6,236	89
	Investar Holding Corp.	6,106	89
	Independence Holding Co.	2,858	87
	Western New England Bancorp Inc.	14,848	86
	Riverview Bancorp Inc.	14,806	84
	Donegal Group Inc. Class A	5,852	83
	Griffin Industrial Realty Inc.	1,523	83
	ESSA Bancorp Inc.	5,800	81
	Hunt Cos. Finance Trust Inc.	30,449	81
	BCB Bancorp Inc.	8,673	80
	Pzena Investment Management Inc. Class A	14,523	79
	Associated Capital Group Inc. Class A	2,140	79
	First Bank	11,738	77
*	Stratus Properties Inc.	3,856	76
*	NI Holdings Inc.	5,165	76
	Shore Bancshares Inc.	6,832	76
	First Financial Northwest Inc.	7,628	74
	First Community Corp.	4,821	73
	SB Financial Group Inc.	4,383	73
	Sterling Bancorp Inc.	20,200	72
	Mackinac Financial Corp.	6,869	71
	Bank of Princeton	3,544	71
	First Business Financial Services Inc.	4,314	71
	Chemung Financial Corp.	2,549	70
	Parke Bancorp Inc.	5,084	69
	Bank of Commerce Holdings	8,874	67
	MVB Financial Corp.	4,743	63
	Prudential Bancorp Inc.	5,160	62
	Timberland Bancorp Inc.	3,406	62
*	Esquire Financial Holdings Inc.	3,649	62
	Community Bankers Trust Corp.	10,847	60
	Manning & Napier Inc.	20,773	59
	OP Bancorp	8,347	58
	Ashford Hospitality Trust Inc.	79,633	58
*	Malvern Bancorp Inc.	4,442	57
	Greene County Bancorp Inc.	2,506	56
	C&F Financial Corp.	1,671	56
	Crawford & Co. Class B	7,813	55
	First Guaranty Bancshares Inc.	4,349	53
	Sachem Capital Corp.	17,836	53
*	Security National Financial Corp. Class A	6,903	47
	Unity Bancorp Inc.	3,156	45
	BRT Apartments Corp.	4,134	45
	HBT Financial Inc.	3,343	45
	Bankwell Financial Group Inc.	2,772	44
	CB Financial Services Inc.	2,000	44
	Provident Financial Holdings Inc.	3,235	43
	Global Self Storage Inc.	10,820	42
	1st Constitution Bancorp	3,259	40
*	Ocwen Financial Corp.	60,153	40
*	Altisource Portfolio Solutions SA	2,562	38
	First United Corp.	2,828	38
*	ProSight Global Inc.	3,869	34

23

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Peoples Bancorp of North Carolina Inc.	1,927	34
	Silvercrest Asset Management Group Inc. Class A	2,679	34
	BBX Capital Corp.	13,075	33
	Provident Bancorp Inc.	4,080	32
^,*	CBL & Associates Properties Inc.	116,777	32
	Union Bankshares Inc.	1,684	32
	First Savings Financial Group Inc.	703	30
	Ohio Valley Banc Corp.	1,244	28
*	FlexShopper Inc.	16,024	28
	Plumas Bancorp	1,230	27
	Federal Agricultural Mortgage Corp. Class A	484	27
	AmeriServ Financial Inc.	8,751	27
*	GWG Holdings Inc.	3,403	26
	Sotherly Hotels Inc.	10,121	25
*	Oportun Financial Corp.	1,884	25
*	Wheeler REIT Inc.	13,002	23
	Old Point Financial Corp.	1,344	21
	Bank7 Corp.	1,874	20
	Severn Bancorp Inc.	2,872	19
	US Global Investors Inc. Class A	9,831	19
*	Impac Mortgage Holdings Inc.	10,822	18
	Hennessy Advisors Inc.	2,219	18
*	Ashford Inc.	1,665	17
*	Maui Land & Pineapple Co. Inc.	1,478	16
*,§	NewStar Financial Inc. CVR	22,870	16
*	Consumer Portfolio Services Inc.	5,489	16
	County Bancorp Inc.	680	14
	Ready Capital Corp.	1,514	13
*	Transcontinental Realty Investors Inc.	393	12
*	Altisource Asset Management Corp.	592	10
*	Meridian Corp.	591	9
*	HV Bancorp Inc.	630	8
*	Elevate Credit Inc.	5,276	8
*	Nicholas Financial Inc.	983	8
*	1347 Property Insurance Holdings Inc.	1,509	7
*	Medley Management Inc. Class A	8,498	7
*	Capital Bancorp Inc.	594	6
	WVS Financial Corp.	394	5
	Sound Financial Bancorp Inc.	195	5
*	Community First Bancshares Inc.	405	3
	Ottawa Bancorp Inc.	138	1
*	National Holdings Corp.	672	1
*	Broadway Financial Corp.	546	1
*	Riot Blockchain Inc.	216	—
*	Rekor Systems Inc.	95	—
*	Conifer Holdings Inc.	99	—
	Manhattan Bridge Capital Inc.	48	—
	Condor Hospitality Trust Inc.	51	—
	Tremont Mortgage Trust	41	—
	Exantas Capital Corp.	22	—
*,§	American International Group Inc. Warrants Exp. 01/19/2021	14,331	—
*,§	Ditech Holding Corp. Warrants Exp. 02/09/2028	2,008	—
			4,271,196
Health Care (8.3%)
	Johnson & Johnson	2,267,582	318,890
	UnitedHealth Group Inc.	816,476	240,820
	Merck & Co. Inc.	2,183,090	168,818
	Pfizer Inc.	4,769,000	155,946
	AbbVie Inc.	1,517,573	148,995
	Abbott Laboratories	1,522,820	139,231
	Thermo Fisher Scientific Inc.	343,988	124,641
	Eli Lilly and Co.	744,939	122,304
	Amgen Inc.	509,583	120,190
	Bristol-Myers Squibb Co.	1,967,872	115,711

24

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Medtronic plc	1,154,394	105,858
	Danaher Corp.	541,411	95,738
	Gilead Sciences Inc.	1,084,258	83,423
*	Vertex Pharmaceuticals Inc.	220,777	64,094
	Cigna Corp.	321,664	60,360
	Becton Dickinson and Co.	251,082	60,076
	Anthem Inc.	218,495	57,460
*	Intuitive Surgical Inc.	99,408	56,646
	Zoetis Inc.	411,140	56,343
*	Regeneron Pharmaceuticals Inc.	82,538	51,475
	Stryker Corp.	285,640	51,469
*	Illumina Inc.	126,942	47,013
	Humana Inc.	113,987	44,198
*	Boston Scientific Corp.	1,200,136	42,137
*	Biogen Inc.	142,029	38,000
	Baxter International Inc.	438,814	37,782
*	Edwards Lifesciences Corp.	538,502	37,216
*	DexCom Inc.	79,715	32,316
*	Centene Corp.	504,072	32,034
*	IDEXX Laboratories Inc.	74,312	24,535
	ResMed Inc.	123,434	23,699
	HCA Healthcare Inc.	233,668	22,680
	Zimmer Biomet Holdings Inc.	177,681	21,208
*	IQVIA Holdings Inc.	147,771	20,966
*	Alexion Pharmaceuticals Inc.	180,994	20,315
*	BioMarin Pharmaceutical Inc.	154,922	19,108
*	Seattle Genetics Inc.	102,856	17,477
*	Align Technology Inc.	61,346	16,836
*	Incyte Corp.	157,735	16,400
*	Moderna Inc.	234,433	15,053
*	Alnylam Pharmaceuticals Inc.	99,252	14,700
	Teleflex Inc.	39,735	14,463
	West Pharmaceutical Services Inc.	63,092	14,333
*	Laboratory Corp. of America Holdings	83,792	13,919
	Cardinal Health Inc.	254,538	13,284
*	Hologic Inc.	230,841	13,158
	Quest Diagnostics Inc.	115,374	13,148
*	Teladoc Health Inc.	64,546	12,318
	Cooper Cos. Inc.	43,018	12,202
*	Exact Sciences Corp.	128,548	11,176
	STERIS plc	72,145	11,070
*	Insulet Corp.	55,592	10,799
*	Catalent Inc.	140,237	10,279
*	Sarepta Therapeutics Inc.	63,039	10,108
*	Neurocrine Biosciences Inc.	78,929	9,629
*	Varian Medical Systems Inc.	77,414	9,485
*	Masimo Corp.	41,270	9,409
*	Molina Healthcare Inc.	52,356	9,318
	PerkinElmer Inc.	94,789	9,298
*	ABIOMED Inc.	37,012	8,941
*	Horizon Therapeutics plc	160,463	8,919
	Bio-Techne Corp.	32,421	8,561
	Dentsply Sirona Inc.	192,939	8,501
*	Bio-Rad Laboratories Inc. Class A	18,101	8,172
*	Elanco Animal Health Inc.	345,392	7,409
*	Charles River Laboratories International Inc.	41,938	7,312
*	Henry Schein Inc.	125,110	7,305
*	Mylan NV	449,648	7,230
*	Quidel Corp.	32,219	7,209
*	Immunomedics Inc.	182,970	6,484
*	Ionis Pharmaceuticals Inc.	108,227	6,381
*	Exelixis Inc.	266,028	6,316
	Hill-Rom Holdings Inc.	56,956	6,253
	Perrigo Co. plc	113,009	6,246

25

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Universal Health Services Inc. Class B	65,819	6,114
	Chemed Corp.	13,371	6,031
*	Avantor Inc.	348,558	5,925
*	DaVita Inc.	71,473	5,656
*	Amedisys Inc.	27,976	5,554
*	PRA Health Sciences Inc.	54,861	5,337
*	Guardant Health Inc.	64,759	5,254
	Encompass Health Corp.	84,091	5,208
*	Jazz Pharmaceuticals plc	46,712	5,154
*	Penumbra Inc.	28,089	5,023
*	Repligen Corp.	40,310	4,983
*	ACADIA Pharmaceuticals Inc.	100,265	4,860
*	Tandem Diabetes Care Inc.	48,674	4,815
*	United Therapeutics Corp.	35,692	4,319
^,*	Novavax Inc.	51,703	4,309
*	LHC Group Inc.	24,642	4,296
*	Syneos Health Inc.	72,718	4,236
*	Novocure Ltd.	70,476	4,179
*	MyoKardia Inc.	41,500	4,010
*	Haemonetics Corp.	43,319	3,880
*	Acceleron Pharma Inc.	40,472	3,856
*	10X Genomics Inc. Class A	43,105	3,850
*	Nektar Therapeutics Class A	159,105	3,685
*	Mirati Therapeutics Inc.	32,268	3,684
*	Arrowhead Pharmaceuticals Inc.	84,844	3,664
*	HealthEquity Inc.	62,426	3,663
*	Ultragenyx Pharmaceutical Inc.	46,707	3,653
*	Blueprint Medicines Corp.	45,971	3,586
*	Neogen Corp.	45,967	3,567
^,*	Inovio Pharmaceuticals Inc.	130,516	3,517
*	Bluebird Bio Inc.	57,532	3,512
*	Halozyme Therapeutics Inc.	130,364	3,495
	Bruker Corp.	85,890	3,494
*	Amicus Therapeutics Inc.	226,243	3,412
*	Momenta Pharmaceuticals Inc.	99,822	3,321
*	Nevro Corp.	27,422	3,276
*	Reata Pharmaceuticals Inc. Class A	20,833	3,250
*	Global Blood Therapeutics Inc.	51,225	3,234
*	Wright Medical Group NV	106,584	3,168
*	Globus Medical Inc.	66,245	3,161
*	ICU Medical Inc.	17,103	3,152
*	Invitae Corp.	103,877	3,146
*	Natera Inc.	62,982	3,140
*	Iovance Biotherapeutics Inc.	113,647	3,120
*	Arena Pharmaceuticals Inc.	49,393	3,109
*	Emergent BioSolutions Inc.	38,812	3,069
*	Envista Holdings Corp.	143,366	3,024
*	Integra LifeSciences Holdings Corp.	63,864	3,001
*	Agios Pharmaceuticals Inc.	55,488	2,967
*	Alkermes plc	146,978	2,852
*	Adaptive Biotechnologies Corp.	57,500	2,782
*	PTC Therapeutics Inc.	54,436	2,762
*	NeoGenomics Inc.	87,102	2,698
*	iRhythm Technologies Inc.	22,927	2,657
*	FibroGen Inc.	65,127	2,640
*	NuVasive Inc.	45,298	2,521
*	ChemoCentryx Inc.	43,416	2,498
*	Omnicell Inc.	35,020	2,473
*	HMS Holdings Corp.	75,895	2,458
*	Insmed Inc.	88,793	2,445
*	STAAR Surgical Co.	38,470	2,367
*	Allogene Therapeutics Inc.	54,133	2,318
*	Merit Medical Systems Inc.	49,063	2,240
*	Medpace Holdings Inc.	23,775	2,212

26

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Fate Therapeutics Inc.	61,465	2,109
*	Deciphera Pharmaceuticals Inc.	33,810	2,019
*	Bridgebio Pharma Inc.	61,320	2,000
*	Sage Therapeutics Inc.	47,848	1,990
*	Acadia Healthcare Co. Inc.	78,894	1,982
*	Inspire Medical Systems Inc.	22,563	1,963
	Ensign Group Inc.	46,309	1,938
*	Pacira BioSciences Inc.	36,754	1,928
*	TG Therapeutics Inc.	94,839	1,847
	CONMED Corp.	25,355	1,825
*	Axsome Therapeutics Inc.	21,706	1,786
*	Prestige Consumer Healthcare Inc.	47,399	1,780
*	Turning Point Therapeutics Inc.	27,516	1,777
*	Apellis Pharmaceuticals Inc.	54,391	1,776
	Patterson Cos. Inc.	77,596	1,707
*	Tenet Healthcare Corp.	93,487	1,693
*	Allakos Inc.	23,474	1,687
*	AtriCure Inc.	37,170	1,671
*	Denali Therapeutics Inc.	68,276	1,651
^,*	Ligand Pharmaceuticals Inc.	14,752	1,650
*	Corcept Therapeutics Inc.	97,769	1,644
*	Akebia Therapeutics Inc.	119,228	1,619
*	Xencor Inc.	48,973	1,586
	Healthcare Services Group Inc.	64,712	1,583
*	Editas Medicine Inc.	52,537	1,554
*	PPD Inc.	57,509	1,541
*	Magellan Health Inc.	20,863	1,523
*	Karuna Therapeutics Inc.	13,247	1,477
*	CareDx Inc.	41,165	1,458
*	Select Medical Holdings Corp.	97,350	1,434
*	Ironwood Pharmaceuticals Inc. Class A	138,920	1,434
*	Glaukos Corp.	37,243	1,431
*	BioTelemetry Inc.	31,555	1,426
	Cantel Medical Corp.	32,085	1,419
*	Intra-Cellular Therapies Inc.	54,384	1,396
*	Zogenix Inc.	50,947	1,376
*	Dicerna Pharmaceuticals Inc.	54,083	1,374
*	Avanos Medical Inc.	44,814	1,317
*	Twist Bioscience Corp.	29,055	1,316
*	Heron Therapeutics Inc.	86,980	1,279
*	Principia Biopharma Inc.	21,290	1,273
	Luminex Corp.	38,672	1,258
*	MEDNAX Inc.	72,846	1,246
*	Mersana Therapeutics Inc.	52,904	1,238
*	Adverum Biotechnologies Inc	59,235	1,237
*	OPKO Health Inc.	362,492	1,236
*	Cytokinetics Inc.	52,353	1,234
^,*	Esperion Therapeutics Inc.	23,775	1,220
*	Kodiak Sciences Inc.	22,497	1,218
*	REGENXBIO Inc.	32,391	1,193
*	Intercept Pharmaceuticals Inc.	24,790	1,188
*	Alector Inc.	47,747	1,167
*	Addus HomeCare Corp.	12,566	1,163
*	Portola Pharmaceuticals Inc.	63,400	1,141
*	Revance Therapeutics Inc.	46,692	1,140
*	Supernus Pharmaceuticals Inc.	47,797	1,135
*	Veracyte Inc.	43,519	1,127
*	Silk Road Medical Inc.	26,751	1,121
*	Karyopharm Therapeutics Inc.	56,638	1,073
*	MacroGenics Inc.	38,300	1,069
*	Epizyme Inc.	66,376	1,066
*	Sangamo Therapeutics Inc.	117,053	1,049
*	Cardiovascular Systems Inc.	32,605	1,029
^,*	Sorrento Therapeutics Inc.	163,674	1,028

27

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Coherus Biosciences Inc.	57,235	1,022
*	NanoString Technologies Inc.	34,456	1,011
*	1Life Healthcare Inc.	27,156	986
*	Theravance Biopharma Inc.	46,501	976
*	Shockwave Medical Inc.	20,235	959
*	Cerus Corp.	145,208	958
	US Physical Therapy Inc.	11,760	953
*	R1 RCM Inc.	83,594	932
*	Arcus Biosciences Inc.	37,550	929
*	Enanta Pharmaceuticals Inc.	18,269	917
*	Viela Bio Inc.	21,106	914
*	Madrigal Pharmaceuticals Inc.	8,030	909
*	Retrophin Inc.	42,850	875
*	Constellation Pharmaceuticals Inc.	28,565	858
*	GenMark Diagnostics Inc.	57,862	851
*	Rhythm Pharmaceuticals Inc.	38,004	847
*	Cara Therapeutics Inc.	49,514	847
*	Lantheus Holdings Inc.	59,013	844
^,*	Intellia Therapeutics Inc.	39,972	840
*	Atara Biotherapeutics Inc.	56,986	830
*	Innoviva Inc.	58,815	822
*	Y-mAbs Therapeutics Inc.	18,675	807
	National Research Corp.	13,698	797
*	Meridian Bioscience Inc.	34,159	796
*	Kura Oncology Inc.	48,597	792
*	Dynavax Technologies Corp.	89,261	792
	Atrion Corp.	1,196	762
*	Amphastar Pharmaceuticals Inc.	32,577	732
*	BioCryst Pharmaceuticals Inc.	153,109	730
^,*	Omeros Corp.	49,283	725
*	Axonics Modulation Technologies Inc.	20,639	725
*	Kadmon Holdings Inc.	139,705	715
*	OraSure Technologies Inc.	61,474	715
*	Myriad Genetics Inc.	62,856	713
*	Athenex Inc.	51,427	708
*	Arcturus Therapeutics Holdings Inc.	14,743	689
*	Translate Bio Inc.	38,393	688
*	Natus Medical Inc.	31,072	678
*	Inogen Inc.	18,882	671
*	Tactile Systems Technology Inc.	16,140	669
*	ImmunoGen Inc.	144,561	665
	National HealthCare Corp.	10,338	656
*	Tricida Inc.	23,823	655
*	Endo International plc	187,335	643
*	Aimmune Therapeutics Inc.	38,119	637
*	Rocket Pharmaceuticals Inc.	30,380	636
*	Heska Corp.	6,736	628
^,*	IGM Biosciences Inc.	8,561	625
*	Vanda Pharmaceuticals Inc.	54,586	624
*	CryoLife Inc.	32,432	622
*	Aerie Pharmaceuticals Inc.	42,008	620
*	Cue Biopharma Inc.	25,288	620
*	CorVel Corp.	8,685	616
*	Gossamer Bio Inc.	47,085	612
*	Codexis Inc.	53,417	609
*	Quanterix Corp.	22,160	607
*	Vapotherm Inc.	14,711	603
*	Assembly Biosciences Inc.	25,568	596
*	Vericel Corp	42,944	593
*	Geron Corp.	272,053	593
*	PetIQ Inc. Class A	16,893	589
*	Radius Health Inc.	43,070	587
	Phibro Animal Health Corp. Class A	22,156	582
^,*	ZIOPHARM Oncology Inc.	176,915	580

28

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	RadNet Inc.	36,356	577
*	Collegium Pharmaceutical Inc.	32,398	567
*	Progyny Inc.	21,848	564
*	Varex Imaging Corp.	37,162	563
*	Hanger Inc.	33,589	556
*	Arvinas Inc.	16,494	553
^,*	SmileDirectClub Inc.	69,800	551
*	Orthofix Medical Inc.	17,120	548
*	G1 Therapeutics Inc.	22,493	546
*	HealthStream Inc.	24,591	544
*	Surmodics Inc.	12,342	534
^,*	Co-Diagnostics Inc.	27,555	533
^,*	Relmada Therapeutics Inc.	11,889	532
*	OrthoPediatrics Corp.	11,689	512
^,*	Zynex Inc.	20,458	509
^,*	Clovis Oncology Inc.	74,300	502
*	Flexion Therapeutics Inc.	38,089	501
*	Provention Bio Inc.	35,433	500
*	Anika Therapeutics Inc.	13,242	500
*	Pacific Biosciences of California Inc.	143,575	495
*	Catalyst Pharmaceuticals Inc.	106,044	490
^,*	Cortexyme Inc.	10,508	487
*	Pennant Group Inc.	21,097	477
^,*	CEL-SCI Corp.	31,842	475
*	Syros Pharmaceuticals Inc.	44,482	474
*	Krystal Biotech Inc.	11,347	470
^,*	Corbus Pharmaceuticals Holdings Inc.	55,216	463
	LeMaitre Vascular Inc.	17,295	457
^,*	Frequency Therapeutics Inc.	19,601	456
*	Odonate Therapeutics Inc.	10,760	456
*	Eagle Pharmaceuticals Inc.	9,445	453
	Owens & Minor Inc.	59,333	452
*	Triple-S Management Corp. Class B	23,594	449
*	Viking Therapeutics Inc.	61,875	446
*	Option Care Health Inc.	31,719	440
*	Eidos Therapeutics Inc.	9,213	439
*	Protagonist Therapeutics Inc.	24,465	432
*	Kala Pharmaceuticals Inc.	41,100	432
*	Bioxcel Therapeutics Inc.	8,111	430
*	Atreca Inc.	20,104	428
*	Agenus Inc.	108,517	426
*	Replimune Group Inc.	17,043	424
^,*	Athersys Inc.	152,037	420
*	Kiniksa Pharmaceuticals Ltd. Class A	16,365	417
*	SpringWorks Therapeutics Inc.	9,920	417
*	Ocular Therapeutix Inc.	49,571	413
^,*	Accelerate Diagnostics Inc.	27,042	410
*	Aprea Therapeutics Inc.	10,546	409
*	Castle Biosciences Inc.	10,767	406
*	Avrobio Inc.	22,886	399
*	Antares Pharma Inc.	145,010	399
*	BioDelivery Sciences International Inc.	91,333	398
*	Ardelyx Inc.	57,223	396
*	Applied Therapeutics Inc.	10,800	390
*	Amneal Pharmaceuticals Inc.	81,700	389
*	MEI Pharma Inc.	93,726	387
*	CytomX Therapeutics Inc.	46,219	385
*	REVOLUTION Medicines Inc.	12,041	380
*	Tivity Health Inc.	33,514	380
*	Syndax Pharmaceuticals Inc.	25,587	379
*	AnaptysBio Inc.	16,800	375
*	SIGA Technologies Inc.	62,890	372
*	Celldex Therapeutics Inc.	27,900	363
^,*	NantKwest Inc.	29,200	359

29

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Crinetics Pharmaceuticals Inc.	20,149	353
*	Intersect ENT Inc.	26,064	353
*	CytoSorbents Corp.	35,641	353
*	Homology Medicines Inc.	23,208	353
*	Voyager Therapeutics Inc.	27,907	352
*	Morphic Holding Inc.	13,000	352
*	Immunovant Inc.	14,422	351
*	Anavex Life Sciences Corp.	68,577	337
*	Durect Corp.	144,992	336
*	TransMedics Group Inc.	18,731	336
*	Rigel Pharmaceuticals Inc.	180,640	331
^,*	Precigen Inc.	64,708	323
*	AngioDynamics Inc.	31,392	319
*	Calithera Biosciences Inc.	60,268	318
*	BioLife Solutions Inc.	18,859	308
*	Aeglea BioTherapeutics Inc.	33,281	308
*	Molecular Templates Inc.	21,660	299
*	Scholar Rock Holding Corp.	16,294	297
*	Puma Biotechnology Inc.	28,100	293
*	Inari Medical Inc.	6,034	292
*	Black Diamond Therapeutics Inc.	6,912	291
*	Oyster Point Pharma Inc.	10,086	291
*	SI-BONE Inc.	18,095	288
*	Avid Bioservices Inc.	43,517	286
*	Verastem Inc.	165,660	285
*	Aspira Women's Health Inc.	73,457	282
*	Community Health Systems Inc.	91,956	277
*	Zentalis Pharmaceuticals Inc.	5,737	275
*	PDL BioPharma Inc.	94,187	274
	Utah Medical Products Inc.	3,090	274
*	ANI Pharmaceuticals Inc.	8,394	271
*	BioSpecifics Technologies Corp.	4,422	271
*	Axogen Inc.	29,257	270
*	Biomerica Inc.	36,600	265
*	Precision BioSciences Inc.	31,777	265
*	Beam Therapeutics Inc.	9,411	264
*	Neoleukin Therapeutics Inc.	15,800	262
*	Spero Therapeutics Inc.	19,238	260
*	Prevail Therapeutics Inc.	17,072	254
^,*	TherapeuticsMD Inc.	201,700	252
^,*	BrainStorm Cell Therapeutics Inc.	22,317	250
*	Mirum Pharmaceuticals Inc.	12,837	250
*	MannKind Corp.	142,720	250
*	Joint Corp.	16,279	249
*	Brookdale Senior Living Inc.	83,400	246
*	NantHealth Inc.	51,700	237
*	Harpoon Therapeutics Inc.	14,100	234
*	Menlo Therapeutics Inc.	135,038	234
*	Spectrum Pharmaceuticals Inc.	68,500	232
*	Ovid therapeutics Inc.	31,087	229
*	AMAG Pharmaceuticals Inc.	29,843	228
*	Trevena Inc.	150,400	226
*	Pfenex Inc.	26,926	225
*	NextCure Inc.	10,414	223
*	Passage Bio Inc.	8,148	223
*	Lannett Co. Inc.	30,199	219
*	Repro-Med Systems Inc.	24,374	219
*	ViewRay Inc.	97,296	218
*	Apollo Medical Holdings Inc.	13,197	218
*	Marinus Pharmaceuticals Inc.	85,634	218
*	Concert Pharmaceuticals Inc.	21,796	217
*	Fluidigm Corp.	54,000	217
^,*	Amyris Inc.	50,500	216
*	Fulcrum Therapeutics Inc.	11,712	214

30

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Seres Therapeutics Inc.	44,375	211
^,*	Mallinckrodt plc	77,800	209
^,*	Viemed Healthcare Inc.	20,899	201
*	SeaSpine Holdings Corp.	18,757	196
*	Orgenesis Inc.	32,261	196
^,*	Aytu BioScience Inc.	137,900	196
*	Cidara Therapeutics Inc.	52,829	195
*	Sientra Inc.	50,000	193
*	Accuray Inc.	95,072	193
*	Paratek Pharmaceuticals Inc.	36,785	192
*	Eiger BioPharmaceuticals Inc	19,995	192
*	UNITY Biotechnology Inc.	22,000	191
^,*	PAVmed Inc.	89,830	190
*	TCR2 Therapeutics Inc.	12,240	188
	Invacare Corp.	29,423	187
*	Akero Therapeutics Inc.	7,517	187
*	Verrica Pharmaceuticals Inc.	16,816	185
*	Pulse Biosciences Inc.	17,625	184
*	Agile Therapeutics Inc.	66,272	184
*	Surgery Partners Inc.	15,873	184
*	Rubius Therapeutics Inc.	30,600	183
*	Ideaya Biosciences Inc.	12,867	183
*	Akcea Therapeutics Inc.	13,336	183
*	Magenta Therapeutics Inc.	24,259	182
*	Chimerix Inc.	57,135	177
*	Phathom Pharmaceuticals Inc.	5,337	176
*	ADMA Biologics Inc.	59,671	175
*	AdaptHealth Corp. Class A	10,854	175
*	Misonix Inc.	12,680	172
*	Jounce Therapeutics Inc.	24,864	172
*	Strongbridge Biopharma plc	45,300	171
*	T2 Biosystems Inc.	134,241	170
*	Kindred Biosciences Inc.	37,214	167
*	Liquidia Technologies Inc.	19,729	166
*	IVERIC bio Inc.	32,429	165
*	NGM Biopharmaceuticals Inc.	8,258	163
*	RTI Surgical Holdings Inc.	51,207	163
^,*	Optinose Inc.	21,780	162
*	XBiotech Inc.	11,679	160
^,*	Milestone Scientific Inc.	81,319	159
*	Abeona Therapeutics Inc.	53,886	157
*	Dyadic International Inc.	17,910	155
*	Evofem Biosciences Inc.	54,796	155
*	Stereotaxis Inc.	34,516	154
*	89bio Inc.	7,700	153
*	Cutera Inc.	12,390	151
*	RAPT Therapeutics Inc.	5,185	150
*	Chiasma Inc.	27,483	148
*	Stoke Therapeutics Inc.	6,184	147
*	Kezar Life Sciences Inc.	27,667	143
*	Sutro Biopharma Inc.	18,239	142
*	Exicure Inc.	57,794	141
*	MediciNova Inc.	25,702	139
*	Alphatec Holdings Inc.	29,567	139
*	Dare Bioscience Inc.	132,692	131
*	ContraFect Corp.	20,413	130
*	ChromaDex Corp.	28,203	129
^,*	Matinas BioPharma Holdings Inc.	164,758	127
*	OptimizeRx Corp.	9,639	126
*	FONAR Corp.	5,825	124
*	X4 Pharmaceuticals Inc.	13,208	123
*	Palatin Technologies Inc.	238,694	122
*	CASI Pharmaceuticals Inc.	48,675	122
^,*	Catasys Inc.	4,876	121

31

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Gritstone Oncology Inc.	18,037	120
*	Enzo Biochem Inc.	53,422	120
*	Satsuma Pharmaceuticals Inc.	4,155	119
*	Apyx Medical Corp.	21,359	119
*	Xeris Pharmaceuticals Inc.	44,300	118
*	Electromed Inc.	7,476	115
*	AVEO Pharmaceuticals Inc.	21,170	109
*	Mustang Bio Inc.	34,227	109
*	Catalyst Biosciences Inc.	18,075	106
*	Rockwell Medical Inc.	54,034	105
^,*	BioSig Technologies Inc.	14,502	104
*	Aravive Inc.	8,819	103
*	Aptinyx Inc.	24,301	101
*	Axcella Health Inc.	18,254	101
*	Minerva Neurosciences Inc.	27,569	100
*	Venus Concept Inc.	28,327	99
*	Evelo Biosciences Inc.	20,029	98
*	scPharmaceuticals Inc.	13,000	96
*	Fulgent Genetics Inc.	5,918	95
*	CorMedix Inc.	14,815	93
*	Harrow Health Inc.	17,757	93
*	Fortress Biotech Inc	34,017	91
^,*	XOMA Corp.	4,561	90
*	Applied Genetic Technologies Corp.	15,753	87
*	La Jolla Pharmaceutical Co.	20,200	86
*	Arcutis Biotherapeutics Inc.	2,806	85
*	Kaleido Biosciences Inc.	11,340	84
^,*	Galectin Therapeutics Inc.	26,902	82
*	Proteostasis Therapeutics Inc.	58,455	80
*	Harvard Bioscience Inc.	25,649	80
*	KalVista Pharmaceuticals Inc.	6,551	79
*	Aduro Biotech Inc.	34,220	79
*	Leap Therapeutics Inc.	36,243	76
^,*	Selecta Biosciences Inc.	26,609	76
*	Catabasis Pharmaceuticals Inc.	11,749	76
*	Cerecor Inc.	28,300	74
*	Avenue Therapeutics Inc.	6,688	72
*	Recro Pharma Inc.	15,149	69
*	InfuSystem Holdings Inc.	5,867	68
*	Bellerophon Therapeutics Inc.	5,364	67
*	Vir Biotechnology Inc.	1,529	63
*	iRadimed Corp.	2,691	62
*	Tela Bio Inc.	4,801	62
*	Five Star Senior Living Inc.	15,685	61
*	Exagen Inc.	4,767	59
^,*	Cassava Sciences Inc.	18,700	58
*	ORIC Pharmaceuticals Inc.	1,607	54
*	Altimmune Inc.	4,971	53
*	Lineage Cell Therapeutics Inc.	60,466	53
^,*	Soliton Inc.	6,713	52
*	AcelRx Pharmaceuticals Inc.	42,458	51
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	57,977	51
*	Alpine Immune Sciences Inc.	5,130	50
*	Organovo Holdings Inc.	84,939	47
*	Aquestive Therapeutics Inc.	9,542	46
*	Forma Therapeutics Holdings Inc.	980	46
*	Oncocyte Corp.	23,057	44
^,*	EyePoint Pharmaceuticals Inc.	57,626	44
*	Otonomy Inc.	11,898	43
^,*,§	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
*	Personalis Inc.	3,269	42
*	Cymabay Therapeutics Inc.	12,002	42
*	Conformis Inc.	50,053	41
*	Miragen Therapeutics Inc.	36,076	40

32

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Arbutus Biopharma Corp.	21,345	39
*	Anixa Biosciences Inc.	12,599	39
*	Champions Oncology Inc.	3,815	36
*	Chembio Diagnostics Inc.	11,141	36
*	Soleno Therapeutics Inc.	16,045	36
*	Tyme Technologies Inc.	26,570	35
*	Surface Oncology Inc.	5,374	35
*	Neuronetics Inc.	17,687	34
*	Genocea Biosciences Inc.	14,841	34
§	Spirit MTA REIT	44,200	34
*	Opiant Pharmaceuticals Inc.	3,628	32
*	Cumberland Pharmaceuticals Inc.	9,187	31
*	Checkpoint Therapeutics Inc.	15,425	31
	Merrimack Pharmaceuticals Inc.	9,104	30
*	Celcuity Inc.	3,854	27
^,*	Cocrystal Pharma Inc.	17,553	27
*	PolarityTE Inc.	20,900	26
^,*	Baudax Bio Inc.	6,059	25
*	Sensus Healthcare Inc.	8,033	25
*	Cabaletta Bio Inc.	2,224	25
*	SCYNEXIS Inc.	32,901	25
*	Actinium Pharmaceuticals Inc.	68,434	24
*	Heat Biologics Inc.	28,258	24
*	Synlogic Inc.	11,484	23
*	Millendo Therapeutics Inc.	12,217	21
*	Endologix Inc.	26,100	21
*	IMARA Inc.	725	20
*	Lumos Pharma Inc.	1,193	20
*	Generation Bio Co.	919	19
*	IRIDEX Corp.	8,974	19
*	Soligenix Inc.	8,654	18
*	CTI BioPharma Corp.	15,576	18
*	Geron Corp. Warrant Exp. 12/31/2025	39,917	18
*	Vaxcyte Inc.	553	17
^,*	Marker Therapeutics Inc.	8,347	17
*	Hookipa Pharma Inc.	1,430	17
*	Applied Molecular Transport Inc.	653	16
*	Adamas Pharmaceuticals Inc.	6,400	16
*	AquaBounty Technologies Inc.	5,078	16
*	Spring Bank Pharmaceuticals Inc.	10,918	16
*	American Renal Associates Holdings Inc.	2,300	15
*	Pliant Therapeutics Inc.	461	15
	Psychemedics Corp.	2,717	15
*	Alimera Sciences Inc.	2,158	14
*	Savara Inc.	5,343	13
*	Enochian Biosciences Inc.	2,973	13
*	Apollo Endosurgery Inc.	7,315	12
*	Progenity Inc.	1,308	12
*	Nephros Inc.	1,398	12
*	Genesis Healthcare Inc.	16,934	12
*	Helius Medical Technologies Inc.	25,343	11
*	Akouos Inc.	467	11
*	Sunesis Pharmaceuticals Inc.	39,751	10
*	Avidity Biosciences Inc.	370	10
*	Novan Inc.	20,925	10
*	Keros Therapeutics Inc.	269	10
*	Galera Therapeutics Inc.	1,409	10
*	Strata Skin Sciences Inc.	8,329	10
*	Curis Inc.	6,898	8
*	Brickell Biotech Inc.	8,068	8
*	Sesen Bio Inc.	9,746	7
*	TFF Pharmaceuticals Inc.	1,124	6
^,*	Outlook Therapeutics Inc.	4,964	6
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	6

33

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Xtant Medical Holdings Inc.	6,372	6
^,*,§	Oncternal Therapeutics Inc. CVR	2,749	6
*	Caladrius Biosciences Inc.	3,127	6
*	Biolase Inc.	11,167	5
*	TransEnterix Inc.	9,423	5
*	American Shared Hospital Services	2,312	5
*,§	Seventy Seven Energy Inc.	42,434	5
*	Onconova Therapeutics Inc.	7,900	4
*	Allena Pharmaceuticals Inc.	2,783	4
^,*	AgeX Therapeutics Inc.	4,590	4
*	Corvus Pharmaceuticals Inc.	1,535	4
*	Cohbar Inc.	2,678	4
*	Lyra Therapeutics Inc.	360	4
*	Ampio Pharmaceuticals Inc.	5,621	4
*	Aptevo Therapeutics Inc.	393	3
*	Evoke Pharma Inc.	920	3
*	ElectroCore Inc.	3,624	3
*,§	Omthera Pharmeceuticals Rights	9,400	3
*	ImmuCell Corp.	596	3
*	Standard Diversified Inc. Class A	217	3
*	IsoRay Inc.	4,640	3
^,*	Second Sight Medical Products Inc.	2,423	2
*	Equillium Inc.	668	2
*	Celsion Corp.	422	2
^,*	Pulse Biosciences Inc. Warrant	449	2
*,§	Social Reality Inc. Rights Exp. 12/31/2020	7,581	1
*	PLx Pharma Inc.	410	1
*	LogicBio Therapeutics Inc.	135	1
*,§	Ambit Biosciences Corp. CVR	1,900	1
*	Aclaris Therapeutics Inc.	700	1
*,§	Ocera Therapeutics CVR Line	3,700	1
*,§	Aratana Therapeutics Inc. CVR	37,378	1
*	AzurRx BioPharma Inc.	680	1
*	Eyenovia Inc.	206	1
*	Ekso Bionics Holdings Inc.	67	1
*	Cardiff Oncology Inc.	97	—
*	Zynerba Pharmaceuticals Inc.	144	—
*	Bioanalytical Systems Inc.	94	—
*	resTORbio Inc.	217	—
*	Moleculin Biotech Inc.	307	—
*	Aileron Therapeutics Inc.	250	—
*	OncoSec Medical Inc.	121	—
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	—
*	Teligent Inc.	71	—
*	Citius Pharmaceuticals Inc.	87	—
*	RA Medical Systems Inc.	189	—
*	PDS Biotechnology Corp.	42	—
*	SELLAS Life Sciences Group Inc.	21	—
*	Histogen Inc.	15	—
*	VIVUS Inc.	68	—
*,§	Clinical Data CVR	9,500	—
^,*	Nobilis Health Corp.	2,169	—
*,§	Lantheus Holdings CVR	82,198	—
*,§	Adolor Corp. Rights	34,581	—
*,§	Biosante Pharmaceutical Inc. CVR	14,250	—
*,§	NuPathe Inc. CVR	6,287	—
			3,700,955
Industrials (7.1%)
*	PayPal Holdings Inc.	1,012,026	176,325
	Accenture plc Class A	546,064	117,251
	Union Pacific Corp.	589,923	99,738
	Honeywell International Inc.	608,254	87,947
	Boeing Co.	461,452	84,584
	Raytheon Technologies Corp.	1,308,142	80,608

34

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	3M Co.	495,460	77,287
	Lockheed Martin Corp.	205,534	75,003
	Fidelity National Information Services Inc.	530,187	71,093
	United Parcel Service Inc. Class B	603,350	67,080
	Caterpillar Inc.	467,211	59,102
	General Electric Co.	7,548,489	51,556
	Automatic Data Processing Inc.	335,611	49,969
*	Fiserv Inc.	498,209	48,635
	CSX Corp.	639,530	44,601
	Global Payments Inc.	259,476	44,012
	Illinois Tool Works Inc.	246,008	43,015
	Deere & Co.	271,708	42,699
	Sherwin-Williams Co.	70,955	41,001
	Northrop Grumman Corp.	130,042	39,980
	Norfolk Southern Corp.	224,579	39,429
	Waste Management Inc.	364,292	38,582
	Roper Technologies Inc.	89,475	34,740
*	Square Inc.	308,676	32,392
	Emerson Electric Co.	518,328	32,152
	General Dynamics Corp.	211,288	31,579
	Eaton Corp. plc	348,594	30,495
	FedEx Corp.	203,571	28,545
	Amphenol Corp. Class A	255,057	24,437
*	CoStar Group Inc.	33,568	23,856
	Verisk Analytics Inc. Class A	139,801	23,794
	TE Connectivity Ltd.	288,873	23,558
	Agilent Technologies Inc.	266,179	23,522
	Cummins Inc.	128,374	22,242
	PACCAR Inc.	294,276	22,027
	Johnson Controls International plc	642,740	21,943
	Otis Worldwide Corp.	373,535	21,239
	Waste Connections Inc.	226,360	21,230
	Rockwell Automation Inc.	99,514	21,196
	Fastenal Co.	491,481	21,055
	Paychex Inc.	274,823	20,818
	Parker-Hannifin Corp.	110,966	20,337
	Cintas Corp.	75,904	20,218
	Ball Corp.	281,836	19,585
	TransDigm Group Inc.	44,081	19,486
*	FleetCor Technologies Inc.	74,169	18,656
	Stanley Black & Decker Inc.	131,575	18,339
	Trane Technologies plc	204,702	18,214
	AMETEK Inc.	195,009	17,428
*	Mettler-Toledo International Inc.	21,039	16,948
	Fortive Corp.	245,660	16,621
	Carrier Global Corp.	743,041	16,510
*	Keysight Technologies Inc.	161,806	16,307
	Old Dominion Freight Line Inc.	92,268	15,648
	Republic Services Inc. Class A	174,756	14,339
	TransUnion	161,911	14,093
	Vulcan Materials Co.	113,918	13,197
	Kansas City Southern	85,094	12,704
	Broadridge Financial Solutions Inc.	98,251	12,398
	WW Grainger Inc.	39,344	12,360
	Jack Henry & Associates Inc.	65,410	12,037
	Dover Corp.	123,680	11,943
*	Zebra Technologies Corp.	46,154	11,813
	Masco Corp.	232,713	11,685
	Martin Marietta Materials Inc.	53,745	11,102
	Expeditors International of Washington Inc.	142,709	10,852
*	Waters Corp.	56,522	10,197
	IDEX Corp.	64,234	10,152
	Xylem Inc.	154,488	10,036
*	Fair Isaac Corp.	23,702	9,908

35

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Teledyne Technologies Inc.	31,565	9,815
	Jacobs Engineering Group Inc.	111,952	9,494
*	United Rentals Inc.	63,100	9,404
	Booz Allen Hamilton Holding Corp. Class A	118,086	9,186
*	Trimble Inc.	212,615	9,183
	Westinghouse Air Brake Technologies Corp.	158,187	9,107
	CH Robinson Worldwide Inc.	114,200	9,029
	JB Hunt Transport Services Inc.	72,613	8,738
	Cognex Corp.	139,231	8,315
	Nordson Corp.	43,812	8,312
	Allegion plc	79,427	8,119
*	Ingersoll Rand Inc.	288,136	8,102
	Packaging Corp. of America	80,693	8,053
	Avery Dennison Corp.	70,412	8,033
*	Crown Holdings Inc.	116,119	7,563
	Lennox International Inc.	31,313	7,296
	Graco Inc.	137,695	6,608
	Textron Inc.	199,130	6,553
*	Trex Co. Inc.	50,306	6,543
	Westrock Co.	230,990	6,528
*	Generac Holdings Inc.	53,069	6,471
	Snap-on Inc.	46,265	6,408
*	WEX Inc.	38,137	6,293
*	XPO Logistics Inc.	79,745	6,160
	HEICO Corp. Class A	75,354	6,122
	Huntington Ingalls Industries Inc.	34,481	6,017
	AptarGroup Inc.	53,138	5,950
	Toro Co.	89,500	5,937
	Genpact Ltd.	159,502	5,825
	Carlisle Cos. Inc.	48,580	5,814
	Hubbell Inc. Class B	44,789	5,615
	A O Smith Corp.	117,681	5,545
	Universal Display Corp.	36,600	5,476
	Owens Corning	97,806	5,454
	Howmet Aerospace Inc.	343,560	5,445
	Pentair plc	142,529	5,415
*	Axon Enterprise Inc.	54,167	5,315
*	Berry Global Group Inc.	115,629	5,125
*	Sensata Technologies Holding plc	136,273	5,073
*	Arrow Electronics Inc.	71,625	4,920
	Robert Half International Inc.	92,593	4,892
	Watsco Inc.	27,411	4,871
*	IPG Photonics Corp.	30,224	4,848
*	Aecom	127,899	4,806
	Donaldson Co. Inc.	103,138	4,798
*	HD Supply Holdings Inc.	138,352	4,794
	Quanta Services Inc.	120,267	4,718
	FLIR Systems Inc.	115,617	4,691
	BWX Technologies Inc.	81,686	4,627
	CoreLogic Inc.	68,498	4,604
*	Stericycle Inc.	80,258	4,493
	Sonoco Products Co.	84,393	4,413
	Sealed Air Corp.	133,928	4,400
	Knight-Swift Transportation Holdings Inc.	104,152	4,344
*	Paylocity Holding Corp.	29,618	4,321
	Lincoln Electric Holdings Inc.	50,973	4,294
*	Euronet Worldwide Inc.	44,681	4,281
	ITT Inc.	72,884	4,281
*	SiteOne Landscape Supply Inc.	36,390	4,147
	Oshkosh Corp.	56,889	4,074
	National Instruments Corp.	104,505	4,045
	Woodward Inc.	50,354	3,905
	Jabil Inc.	119,521	3,834
	MDU Resources Group Inc.	171,376	3,801

36

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Mercury Systems Inc.	47,971	3,773
	MAXIMUS Inc.	52,978	3,732
	Landstar System Inc.	33,214	3,730
	Tetra Tech Inc.	46,825	3,705
*	FTI Consulting Inc.	31,991	3,665
*	II-VI Inc.	75,003	3,542
*	Bill.com Holdings Inc.	39,127	3,530
	Graphic Packaging Holding Co.	248,274	3,473
	ManpowerGroup Inc.	50,215	3,452
	Exponent Inc.	41,973	3,397
	Allison Transmission Holdings Inc.	92,126	3,388
	Littelfuse Inc.	19,848	3,387
	Tradeweb Markets Inc. Class A	58,209	3,384
*	TopBuild Corp.	29,699	3,379
	MSA Safety Inc.	29,475	3,373
	Hexcel Corp.	74,117	3,352
	Armstrong World Industries Inc.	42,450	3,309
	Flowserve Corp.	115,252	3,287
	Acuity Brands Inc.	33,809	3,237
	Curtiss-Wright Corp.	35,907	3,206
	Regal Beloit Corp.	35,790	3,125
*	Novanta Inc.	29,130	3,110
	EMCOR Group Inc.	45,282	2,995
*	ASGN Inc.	43,381	2,893
	AGCO Corp.	51,806	2,873
	Simpson Manufacturing Co. Inc.	33,991	2,867
*	Coherent Inc.	21,808	2,856
*	RBC Bearings Inc.	21,029	2,819
	KBR Inc.	123,046	2,775
	Air Lease Corp. Class A	94,196	2,759
*	Kirby Corp.	51,414	2,754
*	Clean Harbors Inc.	45,883	2,752
	Louisiana-Pacific Corp.	103,831	2,663
	MSC Industrial Direct Co. Inc. Class A	36,407	2,651
	HEICO Corp.	26,314	2,622
	Timken Co.	57,505	2,616
	Crane Co.	43,914	2,611
	UFP Industries Inc.	52,035	2,576
	Rexnord Corp.	87,583	2,553
	Eagle Materials Inc.	36,050	2,531
*	Saia Inc.	22,367	2,487
*	Aerojet Rocketdyne Holdings Inc.	62,527	2,479
	EnerSys	38,398	2,472
	Xerox Holdings Corp.	161,212	2,465
*	Proto Labs Inc.	21,863	2,459
	nVent Electric plc	130,360	2,442
	John Bean Technologies Corp.	27,819	2,393
	UniFirst Corp.	13,218	2,365
*	MasTec Inc.	52,442	2,353
	Avnet Inc.	81,605	2,276
*	Colfax Corp.	80,351	2,242
*	Itron Inc.	33,264	2,204
*	TriNet Group Inc.	35,965	2,192
*	Builders FirstSource Inc.	105,500	2,184
	Spirit AeroSystems Holdings Inc. Class A	90,593	2,169
*	Integer Holdings Corp.	29,587	2,161
	ABM Industries Inc.	58,734	2,132
	Applied Industrial Technologies Inc.	34,088	2,127
	Valmont Industries Inc.	18,569	2,110
*	Rogers Corp.	16,896	2,105
*	Casella Waste Systems Inc. Class A	40,174	2,094
	Werner Enterprises Inc.	47,783	2,080
	Advanced Drainage Systems Inc.	42,085	2,079
	Kennametal Inc.	72,381	2,078

37

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Brink's Co.	45,645	2,077
	Macquarie Infrastructure Corp.	66,110	2,029
*	Vertiv Holdings Co.	147,900	2,006
	Insperity Inc.	30,932	2,002
*	Fabrinet	32,074	2,002
	Brady Corp. Class A	42,459	1,988
	Altra Industrial Motion Corp.	61,593	1,962
^,*	Warner Music Group Corp. Class A	66,419	1,959
	Silgan Holdings Inc.	59,039	1,912
	GATX Corp.	31,284	1,908
	AAON Inc.	35,020	1,901
*	AMN Healthcare Services Inc.	41,918	1,896
	Vishay Intertechnology Inc.	122,645	1,873
*	ExlService Holdings Inc.	29,124	1,846
	Franklin Electric Co. Inc.	34,845	1,830
*	Plexus Corp.	25,797	1,820
	ESCO Technologies Inc.	21,233	1,795
	Ryder System Inc.	47,779	1,792
	Watts Water Technologies Inc. Class A	21,803	1,766
*	Masonite International Corp.	22,608	1,758
	Alliance Data Systems Corp.	38,085	1,718
*	Summit Materials Inc. NV	105,808	1,701
	Barnes Group Inc.	42,984	1,700
*	Kratos Defense & Security Solutions Inc.	103,824	1,623
*	SPX Corp.	39,327	1,618
	Badger Meter Inc.	25,630	1,613
*	AeroVironment Inc.	20,173	1,606
	ManTech International Corp. Class A	23,351	1,599
	Albany International Corp.	27,197	1,597
	Federal Signal Corp.	52,896	1,573
	Trinity Industries Inc.	73,508	1,565
	Korn Ferry	50,288	1,545
	Moog Inc. Class A	29,150	1,544
*	MACOM Technology Solutions Holdings Inc.	44,261	1,520
*	Cardlytics Inc.	21,601	1,512
*	SPX FLOW Inc.	39,818	1,491
*	BMC Stock Holdings Inc.	58,409	1,468
	EVERTEC Inc.	51,887	1,458
*	Advanced Disposal Services Inc.	47,912	1,446
*	WESCO International Inc.	40,932	1,437
	Fluor Corp.	117,942	1,425
*	Sanmina Corp.	56,334	1,411
	Mueller Industries Inc.	52,997	1,409
	Cubic Corp.	29,239	1,404
	Otter Tail Corp.	35,769	1,387
*	Installed Building Products Inc.	20,005	1,376
	Boise Cascade Co.	36,505	1,373
*	Pluralsight Inc. Class A	76,007	1,372
	Belden Inc.	42,076	1,370
*	Gibraltar Industries Inc.	28,234	1,356
	Comfort Systems USA Inc.	32,738	1,334
	Rush Enterprises Inc. Class A	32,071	1,330
*	Beacon Roofing Supply Inc.	50,339	1,327
*	Knowles Corp.	86,153	1,315
*	Hub Group Inc. Class A	27,417	1,312
*	Resideo Technologies Inc.	110,812	1,299
	Forward Air Corp.	25,914	1,291
	Mueller Water Products Inc. Class A	136,309	1,285
*	Ambarella Inc.	27,883	1,277
^,*	Virgin Galactic Holdings Inc.	77,331	1,264
	World Fuel Services Corp.	48,882	1,259
	O-I Glass Inc.	140,202	1,259
	Triton International Ltd.	41,056	1,242
	McGrath RentCorp	22,979	1,241

38

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Verra Mobility Corp. Class A	119,377	1,227
*	Vicor Corp.	16,932	1,218
	Patrick Industries Inc.	19,636	1,203
*	OSI Systems Inc.	16,071	1,200
*	Allegheny Technologies Inc.	117,687	1,199
	Schneider National Inc. Class B	48,452	1,195
	Mobile Mini Inc.	39,883	1,177
^,*	Cimpress plc	15,344	1,171
*,1	API Group Corp.	94,902	1,153
	Kaman Corp.	26,903	1,119
^,*	CryoPort Inc.	36,788	1,113
*	Atkore International Group Inc.	40,625	1,111
	Covanta Holding Corp.	115,518	1,108
*	Atlas Air Worldwide Holdings Inc.	25,608	1,102
*	Dycom Industries Inc.	26,504	1,084
*	Navistar International Corp.	38,424	1,084
*	Sykes Enterprises Inc.	38,964	1,078
	Matson Inc.	36,659	1,067
*	TriMas Corp.	44,033	1,055
	Terex Corp.	55,942	1,050
*	Air Transport Services Group Inc.	46,816	1,043
*	TTM Technologies Inc.	87,416	1,037
	Helios Technologies Inc.	27,821	1,036
	Enerpac Tool Group Corp. Class A	58,659	1,032
*	CBIZ Inc.	43,020	1,031
	Greif Inc. Class A	29,726	1,023
	Kadant Inc.	10,198	1,016
	Astec Industries Inc.	21,478	995
	Tennant Co.	15,277	993
	ICF International Inc.	15,290	991
	Alamo Group Inc.	9,579	983
	Maxar Technologies Inc.	53,778	966
*	Huron Consulting Group Inc.	21,776	964
	CSW Industrials Inc.	13,902	961
	Methode Electronics Inc.	30,210	944
*	Repay Holdings Corp. Class A	38,268	943
	Deluxe Corp.	39,329	926
	Marten Transport Ltd.	36,121	909
*	FARO Technologies Inc.	16,929	907
	Encore Wire Corp.	18,565	906
*	AZEK Co. Inc.	28,171	898
	AZZ Inc.	26,059	894
	Mesa Laboratories Inc.	4,118	893
	TTEC Holdings Inc.	18,647	868
	Granite Construction Inc.	44,997	861
*	GMS Inc.	34,624	851
	EnPro Industries Inc.	17,205	848
*	Livent Corp.	136,735	842
*	JELD-WEN Holding Inc.	51,889	836
*	Harsco Corp.	61,710	834
*	Evo Payments Inc. Class A	36,485	833
*	Cardtronics plc Class A	34,464	826
	Heartland Express Inc.	39,521	823
	Lindsay Corp.	8,794	811
	ADT Inc.	100,440	802
	US Ecology Inc.	23,407	793
	Benchmark Electronics Inc.	36,559	790
*	PGT Innovations Inc.	49,708	779
	Raven Industries Inc.	35,594	766
	Douglas Dynamics Inc.	21,240	746
	Columbus McKinnon Corp.	22,122	740
	Griffon Corp.	39,687	735
	Primoris Services Corp.	41,117	730
	Standex International Corp.	11,789	678

39

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Veeco Instruments Inc.	50,209	677
	Argan Inc.	13,942	661
	CTS Corp.	32,607	653
	AAR Corp.	30,466	630
	ArcBest Corp.	23,211	615
	H&E Equipment Services Inc.	32,264	596
	Quanex Building Products Corp.	41,944	582
	Gorman-Rupp Co.	18,581	578
*	Parsons Corp.	15,903	576
	Apogee Enterprises Inc.	24,939	575
*	Echo Global Logistics Inc.	25,477	551
*	MYR Group Inc.	17,249	550
*	TrueBlue Inc.	36,032	550
	Kforce Inc.	18,809	550
*	Great Lakes Dredge & Dock Corp.	57,392	531
	Cass Information Systems Inc.	13,588	530
	Greenbrier Cos. Inc.	23,292	530
*	Evolent Health Inc. Class A	71,499	509
*	Thermon Group Holdings Inc.	34,609	504
*	SEACOR Holdings Inc.	17,439	494
	Wabash National Corp.	46,065	489
*	Tutor Perini Corp.	40,140	489
	Kelly Services Inc. Class A	30,890	489
*	Vectrus Inc.	9,894	486
	Shyft Group Inc.	28,838	486
*	Aegion Corp. Class A	29,889	474
^,*	Workhorse Group Inc.	26,033	453
	Resources Connection Inc.	37,085	444
*	Gates Industrial Corp. plc	42,411	436
*	CIRCOR International Inc.	16,867	430
	Myers Industries Inc.	29,048	423
	Ennis Inc.	22,944	416
	Hyster-Yale Materials Handling Inc.	10,725	415
*	PAE Inc.	42,900	410
	International Seaways Inc.	24,695	404
*	NV5 Global Inc.	7,889	401
*	Energy Recovery Inc.	47,800	363
*	I3 Verticals Inc. Class A	11,854	359
*	Cornerstone Building Brands Inc.	59,053	358
*	US Concrete Inc.	13,840	343
*	Manitowoc Co. Inc.	31,178	339
	Miller Industries Inc.	11,281	336
*	Conduent Inc.	140,416	336
	Heidrick & Struggles International Inc.	15,472	335
	Barrett Business Services Inc.	6,077	323
	MTS Systems Corp.	18,298	322
*	DXP Enterprises Inc.	15,764	314
	Triumph Group Inc.	34,800	314
	Insteel Industries Inc.	16,294	311
*	Ducommun Inc.	8,885	310
*	Construction Partners Inc. Class A	17,242	306
*	CAI International Inc.	17,939	299
*	Willdan Group Inc.	11,769	294
	Omega Flex Inc.	2,737	290
	Allied Motion Technologies Inc.	7,963	281
*	Kimball Electronics Inc.	20,481	277
	Pitney Bowes Inc.	105,800	275
*	UFP Technologies Inc.	6,036	266
	CRA International Inc.	6,430	254
*	Heritage-Crystal Clean Inc.	14,261	249
*	Paysign Inc.	25,347	246
*	Foundation Building Materials Inc.	15,621	244
*	Vishay Precision Group Inc.	9,889	243
*	Sterling Construction Co. Inc.	22,643	237

40

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	NVE Corp.	3,806	235
*	US Xpress Enterprises Inc. Class A	37,700	226
*	ServiceSource International Inc.	139,400	220
*	Forterra Inc.	19,352	216
*	CyberOptics Corp.	6,679	215
	Park Aerospace Corp.	19,093	213
*	Ranpak Holdings Corp. Class A	28,400	211
*	Astronics Corp.	19,792	209
*	Napco Security Technologies Inc.	8,832	207
	VSE Corp.	6,500	204
*	MRC Global Inc.	33,800	200
	Powell Industries Inc.	7,254	199
*	Cross Country Healthcare Inc.	30,721	189
*	Northwest Pipe Co.	7,317	183
*	Franklin Covey Co.	8,348	179
*	CECO Environmental Corp.	26,869	177
*	Universal Technical Institute Inc.	24,531	170
*	Blue Bird Corp.	11,011	165
*	Acacia Research Corp.	38,613	158
*	Lydall Inc.	11,506	156
*	ShotSpotter Inc.	6,113	154
	Hurco Cos. Inc.	5,051	141
^,*	Alpha Pro Tech Ltd.	7,935	140
*	IES Holdings Inc.	5,998	139
*	Team Inc.	24,450	136
*	Radiant Logistics Inc.	33,408	131
*	Luna Innovations Inc.	22,193	130
*	DHI Group Inc	60,119	126
*	Transcat Inc.	4,840	125
*	Orion Group Holdings Inc.	38,600	121
^,*	Eagle Bulk Shipping Inc.	54,496	119
	Daktronics Inc.	27,019	118
*	Turtle Beach Corp.	7,983	118
	Park-Ohio Holdings Corp.	7,030	117
	United States Lime & Minerals Inc.	1,281	108
*	Hill International Inc.	69,054	105
*	GP Strategies Corp.	11,933	102
*	Daseke Inc.	25,698	101
*	LightPath Technologies Inc. Class A	30,132	101
	Universal Logistics Holdings Inc.	5,573	97
*	Aspen Aerogels Inc.	14,402	95
*	Lawson Products Inc.	2,806	91
	REV Group Inc.	14,684	90
	Preformed Line Products Co.	1,703	85
*	Intevac Inc.	15,339	84
*	EVI Industries Inc.	3,846	84
*	LB Foster Co. Class A	6,452	82
	Eastern Co.	4,598	82
	Graham Corp.	6,141	78
	Bel Fuse Inc. Class B	7,191	77
*	Manitex International Inc.	14,516	72
*	Concrete Pumping Holdings Inc.	19,696	69
^,*	ExOne Co.	7,987	68
*	Gencor Industries Inc.	5,230	66
^,*	Aqua Metals Inc.	46,946	66
*	Information Services Group Inc.	29,685	61
*	IntriCon Corp.	4,234	57
*	Armstrong Flooring Inc.	18,628	56
*	Goldfield Corp.	14,150	52
*	PAM Transportation Services Inc.	1,626	50
*	BlueLinx Holdings Inc.	5,692	49
*	Select Interior Concepts Inc. Class A	13,592	48
*	USA Truck Inc.	6,111	47
*	Orion Energy Systems Inc.	13,570	47

41

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Ultralife Corp.	6,533	46
*	Broadwind Inc.	12,171	46
	LSI Industries Inc.	6,879	45
*	Covenant Transportation Group Inc. Class A	3,030	44
*	Hudson Technologies Inc.	38,729	39
*	General Finance Corp.	5,355	36
	ARC Document Solutions Inc.	34,251	34
*	Charah Solutions Inc.	10,207	32
*	Image Sensing Systems Inc.	8,740	30
	Global Water Resources Inc.	2,764	29
*	Willis Lease Finance Corp.	1,168	28
*	IEC Electronics Corp.	2,860	28
^,*	YRC Worldwide Inc.	14,000	26
*	InnerWorkings Inc.	18,706	25
*	PRGX Global Inc.	4,992	23
*	PFSweb Inc.	3,353	22
^,*	Applied DNA Sciences Inc.	2,700	22
*	Sharps Compliance Corp.	2,867	20
*	Frequency Electronics Inc.	2,246	20
*	Air Industries Group	16,125	19
*	Perceptron Inc.	5,605	19
	RF Industries Ltd.	3,910	18
*	Overseas Shipholding Group Inc. Class A	9,500	18
*	Babcock & Wilcox Enterprises Inc.	7,346	17
*	Odyssey Marine Exploration Inc.	3,525	16
	Chicago Rivet & Machine Co.	710	15
*	Mayville Engineering Co. Inc.	1,894	15
*	Capstone Turbine Corp.	4,635	14
*	eMagin Corp.	16,532	13
*	Fuel Tech Inc.	14,473	12
*	Usio Inc.	5,651	11
	Richardson Electronics Ltd.	2,700	11
*	Coda Octopus Group Inc.	2,088	11
	Advanced Emissions Solutions Inc.	2,073	10
*	Lightbridge Corp.	2,095	9
*	Houston Wire & Cable Co.	3,866	9
*	ENGlobal Corp.	8,787	9
*	Issuer Direct Corp.	848	9
	Espey Mfg. & Electronics Corp.	486	8
*	StarTek Inc.	1,506	8
*	ALJ Regional Holdings Inc.	15,022	8
*	Steel Connect Inc.	10,720	6
*	Air T Inc.	532	6
*	Vertex Energy Inc.	7,299	5
*	Volt Information Sciences Inc.	3,158	4
*	Ballantyne Strong Inc.	2,465	4
*	Innovative Solutions and Support Inc.	784	4
*	Perma-Fix Environmental Services Inc.	605	4
*	Huttig Building Products Inc.	3,194	4
*	Energous Corp.	1,135	3
*	Wireless Telecom Group Inc.	2,760	3
	Bel Fuse Inc. Class A	197	2
*	MTBC Inc.	237	2
	BG Staffing Inc.	138	2
	NN Inc.	324	2
*	Digital Ally Inc.	144	—
*	Verb Technology Co. Inc.	400	—
*	CPI Aerostructures Inc.	114	—
	AMCON Distributing Co.	3	—
*	ClearSign Technologies Corp.	63	—
*	Air T Inc. Warrants Exp. 09/08/2020	1,476	—
*	Sypris Solutions Inc.	92	—
*	Boxlight Corp. Class A	67	—
*	SIFCO Industries Inc.	13	—

42

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Target Hospitality Corp.	18	—
*,§	Patriot National Inc.	7,513	—
			3,146,047
Oil & Gas (1.6%)
	Exxon Mobil Corp.	3,639,284	162,749
	Chevron Corp.	1,609,223	143,591
	ConocoPhillips	928,678	39,023
	Phillips 66	377,225	27,122
	EOG Resources Inc.	503,411	25,503
	Kinder Morgan Inc.	1,663,832	25,240
	Schlumberger Ltd.	1,226,108	22,548
	Marathon Petroleum Corp.	561,254	20,980
	Valero Energy Corp.	351,747	20,690
	Williams Cos. Inc.	1,043,945	19,856
	Occidental Petroleum Corp.	779,256	14,260
	Pioneer Natural Resources Co.	143,791	14,048
	ONEOK Inc.	379,372	12,603
	Hess Corp.	242,926	12,586
*	Cheniere Energy Inc.	200,860	9,706
	Concho Resources Inc.	179,821	9,261
	Halliburton Co.	691,921	8,981
	Baker Hughes Co. Class A	579,734	8,922
	Cabot Oil & Gas Corp.	352,551	6,057
	Diamondback Energy Inc.	138,433	5,789
	National Oilwell Varco Inc.	369,500	4,526
	Apache Corp.	333,819	4,507
*	Enphase Energy Inc.	90,702	4,315
	Marathon Oil Corp.	686,611	4,202
	Devon Energy Corp.	348,219	3,949
	Targa Resources Corp.	195,685	3,927
	Noble Energy Inc.	430,307	3,856
	HollyFrontier Corp.	130,357	3,806
*	First Solar Inc.	64,411	3,188
	Parsley Energy Inc. Class A	278,153	2,971
	EQT Corp.	218,474	2,600
	Cimarex Energy Co.	92,937	2,555
*	WPX Energy Inc.	354,114	2,259
^,*	Plug Power Inc.	271,179	2,226
	Arcosa Inc.	43,330	1,829
	Helmerich & Payne Inc.	91,258	1,780
	Ovintiv Inc.	185,100	1,768
	Murphy Oil Corp.	124,783	1,722
^,*	ChampionX Corp.	163,617	1,597
*	Chart Industries Inc.	32,811	1,591
^	Equitrans Midstream Corp.	184,118	1,530
	Antero Midstream Corp.	274,647	1,401
*	Southwestern Energy Co.	490,426	1,255
*	PDC Energy Inc.	96,371	1,199
^	Continental Resources Inc.	60,947	1,068
	Delek US Holdings Inc.	61,349	1,068
^,*	Transocean Ltd.	568,140	1,040
*	Dril-Quip Inc.	34,757	1,035
	Range Resources Corp.	177,000	996
*	CNX Resources Corp.	113,242	980
	Cactus Inc.	45,733	943
	Archrock Inc.	143,502	931
*	NOW Inc.	103,188	891
	PBF Energy Inc. Class A	80,760	827
*	Renewable Energy Group Inc.	31,214	773
*	Matador Resources Co.	81,700	694
*	Magnolia Oil & Gas Corp. Class A	107,710	653
*	TPI Composites Inc.	27,116	634
*	SunPower Corp.	70,936	543
	CVR Energy Inc.	27,000	543

43

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Core Laboratories NV	26,100	530
*	Ameresco Inc. Class A	16,394	455
*	Antero Resources Corp.	176,800	449
*	Oceaneering International Inc.	66,600	426
	Brigham Minerals Inc. Class A	30,671	379
	Patterson-UTI Energy Inc.	106,500	370
	Arch Coal Inc. Class A	12,992	369
*	Select Energy Services Inc. Class A	72,205	354
*	REX American Resources Corp.	5,013	348
*	Par Pacific Holdings Inc.	36,939	332
^,*	FuelCell Energy Inc.	142,702	322
	DMC Global Inc	11,157	308
*	Helix Energy Solutions Group Inc.	87,500	304
	SM Energy Co.	79,100	297
^,*	Callon Petroleum Co.	239,600	276
*	ProPetro Holding Corp.	49,200	253
	NexTier Oilfield Solutions Inc.	99,300	243
*	Matrix Service Co.	24,881	242
*	Bonanza Creek Energy Inc.	16,011	237
*	Green Plains Inc.	21,200	217
*	Northern Oil and Gas Inc.	257,740	216
	Solaris Oilfield Infrastructure Inc. Class A	28,947	215
^,*	Oasis Petroleum Inc.	277,100	208
	Nabors Industries Ltd	5,100	189
	QEP Resources Inc.	144,000	186
^,*	Tellurian Inc.	160,000	184
*	Contango Oil & Gas Co.	76,990	176
*	Oil States International Inc.	36,200	172
*	W&T Offshore Inc.	74,445	170
*	American Superconductor Corp.	17,108	139
*	Centennial Resource Development Inc. Class A	150,400	134
^,*	Valaris plc Class A	198,000	129
*	Gulfport Energy Corp.	112,400	123
*	Trecora Resources	18,356	115
*	Bristow Group Inc.	6,813	95
^,*	Whiting Petroleum Corp.	82,800	94
*	Goodrich Petroleum Corp.	9,501	68
	Falcon Minerals Corp.	20,945	67
	Evolution Petroleum Corp.	20,558	58
*	VAALCO Energy Inc.	44,869	56
*	KLX Energy Services Holdings Inc.	19,692	42
*	RPC Inc.	13,416	41
*	Forum Energy Technologies Inc.	75,240	40
*	Geospace Technologies Corp.	5,246	39
	Adams Resources & Energy Inc.	1,461	39
^	Amplify Energy Corp.	31,443	39
*	Natural Gas Services Group Inc.	5,139	32
*	Nine Energy Service Inc.	16,307	32
*	Mitcham Industries Inc.	16,294	26
^,*	Chaparral Energy Inc. Class A	36,289	24
*	Pacific Ethanol Inc.	31,856	23
*	Gulf Island Fabrication Inc.	7,334	23
*	HighPoint Resources Corp.	72,833	21
*	Abraxas Petroleum Corp.	91,412	21
*	ION Geophysical Corp.	9,097	21
*	SilverBow Resources Inc.	6,268	20
^,*	Covia Holdings Corp.	37,579	18
*	Ranger Energy Services Inc.	5,868	17
*	Montage Resources Corp.	4,250	17
*	US Well Services Inc.	33,133	16
*	Mammoth Energy Services Inc.	13,670	16
^,*	FTS International Inc.	2,169	15
^,*	Rosehill Resources Inc.	14,182	10
^	Chesapeake Energy Corp.	1,996	10

44

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
^,*	Torchlight Energy Resources Inc.	25,734	9
*	Quintana Energy Services Inc.	8,395	8
*	Superior Drilling Products Inc.	10,715	8
*	SandRidge Energy Inc.	5,316	7
*	Lonestar Resources US Inc. Class A	11,097	5
*	Flotek Industries Inc.	3,800	5
*	Altus Midstream Co. Class A	6,508	4
*	Zion Oil & Gas Inc.	12,607	4
^,*	California Resources Corp.	2,525	3
*	Ring Energy Inc.	1,043	1
*	Tidewater Inc. Class A Warrants	535	—
*	Tidewater Inc. Class B Warrants	579	—
*	Aemetis Inc.	269	—
*,§	Harvest Natural Resources Inc.	20,906	—
			697,854
Technology (15.5%)
	Microsoft Corp.	6,546,015	1,332,180
	Apple Inc.	3,364,417	1,227,339
*	Facebook Inc. Class A	2,075,289	471,236
*	Alphabet Inc. Class C	263,576	372,594
*	Alphabet Inc. Class A	242,254	343,528
	Intel Corp.	3,655,646	218,717
	NVIDIA Corp.	501,151	190,392
*	Adobe Inc.	416,885	181,474
	Cisco Systems Inc.	3,280,009	152,980
*	salesforce.com Inc.	730,338	136,814
	Broadcom Inc.	324,815	102,515
	Texas Instruments Inc.	793,346	100,731
	Oracle Corp.	1,783,631	98,581
	International Business Machines Corp.	762,017	92,029
	QUALCOMM Inc.	971,669	88,626
*	ServiceNow Inc.	163,148	66,085
	Intuit Inc.	212,993	63,086
*	Advanced Micro Devices Inc.	998,818	52,548
*	Micron Technology Inc.	956,245	49,266
	Applied Materials Inc.	795,864	48,110
*	Autodesk Inc.	189,564	45,342
	Lam Research Corp.	125,132	40,475
	Analog Devices Inc.	317,253	38,908
	L3Harris Technologies Inc.	189,136	32,091
*	Workday Inc. Class A	146,340	27,418
*	Splunk Inc.	135,446	26,913
	Cognizant Technology Solutions Corp. Class A	471,419	26,786
*	Veeva Systems Inc. Class A	114,061	26,738
	KLA Corp.	135,908	26,431
*	DocuSign Inc. Class A	150,141	25,856
*	Synopsys Inc.	128,820	25,120
*	Twilio Inc.	109,790	24,090
*	Cadence Design Systems Inc.	241,196	23,145
*	IAC/InterActiveCorp	68,252	22,073
	Microchip Technology Inc.	206,852	21,784
	HP Inc.	1,244,059	21,684
*	ANSYS Inc.	72,337	21,103
	Xilinx Inc.	213,007	20,958
	Motorola Solutions Inc.	147,741	20,703
*	Snap Inc.	865,388	20,328
	Marvell Technology Group Ltd.	575,555	20,179
*	Okta Inc.	98,443	19,711
*	Twitter Inc.	640,118	19,069
*	VeriSign Inc.	91,432	18,911
*	RingCentral Inc. Class A	66,184	18,863
	Skyworks Solutions Inc.	146,447	18,725
*	Palo Alto Networks Inc.	80,039	18,383
	Cerner Corp.	254,532	17,448

45

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Fortinet Inc.	124,803	17,132
	Corning Inc.	660,771	17,114
*	Coupa Software Inc.	56,992	15,789
	Citrix Systems Inc.	106,364	15,732
	CDW Corp.	124,352	14,447
*	Akamai Technologies Inc.	131,632	14,097
	Maxim Integrated Products Inc.	232,282	14,079
*	Paycom Software Inc.	42,909	13,290
*	Crowdstrike Holdings Inc. Class A	123,353	12,371
	Teradyne Inc.	142,882	12,075
*	Tyler Technologies Inc.	33,255	11,536
	Leidos Holdings Inc.	121,112	11,345
*	EPAM Systems Inc.	44,710	11,267
*	Qorvo Inc.	99,325	10,978
	Western Digital Corp.	246,689	10,891
	Hewlett Packard Enterprise Co.	1,111,730	10,817
*	Slack Technologies Inc. Class A	346,200	10,763
*	GoDaddy Inc. Class A	146,755	10,762
*	Datadog Inc. Class A	121,310	10,548
	SS&C Technologies Holdings Inc.	186,594	10,539
*	Dell Technologies Inc.	186,747	10,260
*	VMware Inc. Class A	66,241	10,258
*	MongoDB Inc.	42,849	9,698
*	Arista Networks Inc.	46,099	9,682
	NortonLifeLock Inc.	477,654	9,472
	Seagate Technology plc	190,147	9,205
*	Gartner Inc.	72,856	8,840
	NetApp Inc.	196,776	8,731
*	Black Knight Inc.	118,488	8,598
*	Zendesk Inc.	96,887	8,577
*	Avalara Inc.	63,251	8,418
	Monolithic Power Systems Inc.	34,869	8,264
*	Guidewire Software Inc.	70,817	7,850
*	HubSpot Inc.	34,978	7,847
*	Ceridian HCM Holding Inc.	98,522	7,810
*	Pinterest Inc. Class A	338,464	7,504
*	Ciena Corp.	132,687	7,186
*	F5 Networks Inc.	51,281	7,153
*	ON Semiconductor Corp.	357,106	7,078
*	Alteryx Inc. Class A	42,694	7,014
*	PTC Inc.	90,145	7,012
	Entegris Inc.	113,143	6,681
*	Zscaler Inc.	60,366	6,610
	Juniper Networks Inc.	281,116	6,426
*	Aspen Technology Inc.	59,318	6,146
*	Nuance Communications Inc.	242,506	6,137
*	Five9 Inc.	53,261	5,894
*	Cree Inc.	95,224	5,636
*	Dynatrace Inc.	135,563	5,504
*	Proofpoint Inc.	48,834	5,426
	MKS Instruments Inc.	47,215	5,347
*	Fastly Inc. Class A	62,656	5,334
*	Manhattan Associates Inc.	55,554	5,233
*	Lumentum Holdings Inc.	63,195	5,146
^,*	Match Group Inc.	45,928	4,917
*	RealPage Inc.	72,336	4,703
*	Smartsheet Inc. Class A	91,016	4,635
*	Anaplan Inc.	102,211	4,631
*	CACI International Inc. Class A	20,926	4,538
*	Inphi Corp.	38,509	4,525
*	Dropbox Inc. Class A	199,939	4,353
	CDK Global Inc.	101,761	4,215
*	Everbridge Inc.	29,720	4,112
*	Tech Data Corp.	28,300	4,104

46

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	SYNNEX Corp.	33,391	3,999
	Science Applications International Corp.	50,117	3,893
*	Silicon Laboratories Inc.	37,852	3,795
	DXC Technology Co.	227,874	3,760
*	Elastic NV	40,522	3,737
*	Nutanix Inc.	154,149	3,654
*	Q2 Holdings Inc.	42,452	3,642
	Cabot Microelectronics Corp.	25,837	3,605
*	Pure Storage Inc. Class A	203,678	3,530
*	Cloudflare Inc. Class A	97,855	3,518
*	Livongo Health Inc.	46,609	3,505
	Pegasystems Inc.	33,660	3,405
*	Lattice Semiconductor Corp.	118,470	3,363
	LogMeIn Inc.	38,816	3,290
*	New Relic Inc.	47,566	3,277
*	Blackline Inc.	39,108	3,242
*	Envestnet Inc.	42,972	3,160
*	Cirrus Logic Inc.	49,760	3,074
*	Semtech Corp.	57,392	2,997
	Cogent Communications Holdings Inc.	38,138	2,950
	Perspecta Inc.	124,259	2,887
*	Qualys Inc.	27,638	2,875
	Power Integrations Inc.	23,478	2,773
	Brooks Automation Inc.	62,186	2,751
*	Verint Systems Inc.	58,440	2,640
*	ACI Worldwide Inc.	96,632	2,608
*	Box Inc.	125,113	2,597
*	Viavi Solutions Inc.	202,973	2,586
*	Alarm.com Holdings Inc.	38,958	2,525
	Blackbaud Inc.	44,028	2,513
*	J2 Global Inc.	39,209	2,478
*	Appfolio Inc.	14,822	2,412
*	Change Healthcare Inc.	210,343	2,356
*	Advanced Energy Industries Inc.	34,731	2,354
*	Cloudera Inc.	182,782	2,325
*	FireEye Inc.	188,373	2,293
*	Varonis Systems Inc.	25,916	2,293
*	SVMK Inc.	96,774	2,278
*	LivePerson Inc.	54,969	2,277
*	SPS Commerce Inc.	29,067	2,184
*	ViaSat Inc.	54,190	2,079
*	Sailpoint Technologies Holdings Inc.	78,081	2,067
*	Rapid7 Inc.	40,501	2,066
*	Teradata Corp.	98,296	2,045
*	Bottomline Technologies DE Inc.	39,941	2,028
*	Cornerstone OnDemand Inc.	52,062	2,008
*	Premier Inc. Class A	57,091	1,957
*	FormFactor Inc.	66,692	1,956
*	Bandwidth Inc. Class A	15,236	1,935
*	NCR Corp.	110,373	1,912
*	Diodes Inc.	35,650	1,807
*	Acacia Communications Inc.	25,825	1,735
*	NetScout Systems Inc.	66,030	1,688
*	Synaptics Inc.	27,837	1,674
^,*	Appian Corp. Class A	32,188	1,650
*	PROS Holdings Inc.	36,175	1,607
*	Rambus Inc.	104,605	1,590
	InterDigital Inc.	27,770	1,573
*	Onto Innovation Inc.	45,671	1,555
*	Workiva Inc.	29,035	1,553
	Progress Software Corp.	39,409	1,527
*	CommScope Holding Co. Inc.	182,405	1,519
*	Covetrus Inc.	83,151	1,488
*	Insight Enterprises Inc.	29,951	1,474

47

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	CommVault Systems Inc.	37,185	1,439
*	Medallia Inc.	55,935	1,412
	Xperi Holding Corp	90,642	1,338
*	MaxLinear Inc.	62,198	1,335
*	Cerence Inc.	31,689	1,294
*	Yext Inc.	77,669	1,290
*	Altair Engineering Inc. Class A	32,445	1,290
*	EchoStar Corp. Class A	45,170	1,263
	NIC Inc.	54,680	1,255
	CSG Systems International Inc.	28,496	1,179
*	Inovalon Holdings Inc. Class A	60,514	1,166
*	Avaya Holdings Corp.	88,063	1,088
*	Tenable Holdings Inc.	36,067	1,075
*	Tabula Rasa HealthCare Inc.	19,595	1,072
*	Perficient Inc.	29,896	1,070
*	PagerDuty Inc.	36,017	1,031
*	Infinera Corp.	169,887	1,006
	Ubiquiti Inc.	5,731	1,000
*	Schrodinger Inc.	10,832	992
*	Allscripts Healthcare Solutions Inc.	144,864	981
	Switch Inc.	52,615	938
*	Model N Inc.	26,774	931
*	MicroStrategy Inc.	7,651	905
*	Zuora Inc. Class A	70,145	894
*	ePlus Inc.	12,000	848
*	Ultra Clean Holdings Inc.	36,044	816
*	Axcelis Technologies Inc.	29,206	813
*	OneSpan Inc.	29,119	813
*	Virtusa Corp.	24,759	804
*	Amkor Technology Inc.	63,168	778
*	Upland Software Inc.	21,208	737
*	CEVA Inc.	19,501	730
*	Domo Inc.	22,406	721
*	ForeScout Technologies Inc.	33,895	719
*	Super Micro Computer Inc.	25,300	718
*	Limelight Networks Inc.	96,551	711
*	SolarWinds Corp.	40,062	708
*	3D Systems Corp.	98,466	688
*	Photronics Inc.	61,753	687
*	Ping Identity Holding Corp.	21,342	685
	Simulations Plus Inc.	10,935	654
	Cohu Inc.	37,517	651
*	Unisys Corp.	59,342	647
*	NETGEAR Inc.	24,562	636
*	ScanSource Inc.	26,347	635
*	Calix Inc.	41,340	616
	Shutterstock Inc.	17,576	615
*	Health Catalyst Inc.	20,173	588
*	nLight Inc.	26,021	579
*	Vocera Communications Inc.	27,022	573
*	Boingo Wireless Inc.	42,946	572
*	ACM Research Inc. Class A	9,080	566
*	Ichor Holdings Ltd.	21,153	562
*	NextGen Healthcare Inc.	51,098	561
^,*	Inseego Corp.	45,630	529
*	Blucora Inc.	43,886	501
*	PDF Solutions Inc.	25,459	498
	ADTRAN Inc.	43,334	474
	QAD Inc. Class A	11,360	469
*	Shift4 Payments Inc. Class A	13,080	464
*	MobileIron Inc.	93,864	463
*	Tucows Inc. Class A	7,729	443
*	Eventbrite Inc. Class A	51,290	440
*	Extreme Networks Inc.	100,915	438

48

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Harmonic Inc.	90,373	429
	American Software Inc. Class A	26,372	416
	PC Connection Inc.	8,866	411
	Ebix Inc.	18,036	403
*	Phreesia Inc.	13,968	395
	Comtech Telecommunications Corp.	22,650	383
*	A10 Networks Inc.	55,454	378
*	Meet Group Inc.	59,975	374
*	Agilysys Inc.	20,731	372
*	Impinj Inc.	13,362	367
	Hackett Group Inc.	26,902	364
*	Diebold Nixdorf Inc.	59,335	360
*	Brightcove Inc.	45,086	355
*	Rosetta Stone Inc.	20,901	352
	Plantronics Inc.	23,993	352
*	Zix Corp.	50,588	349
	VirnetX Holding Corp.	52,143	339
*	Forrester Research Inc.	10,298	330
*	Ooma Inc.	19,530	322
*	NeoPhotonics Corp.	35,595	316
*	DSP Group Inc.	19,510	310
^,*	Veritone Inc.	20,477	304
*	Mitek Systems Inc.	31,555	303
*	Sprout Social Inc. Class A	11,156	301
*	ChannelAdvisor Corp.	18,866	299
*	SiTime Corp.	6,200	294
	Computer Programs and Systems Inc.	12,734	290
	Loral Space & Communications Inc.	14,708	287
*	Sciplay Corp. Class A	18,478	274
*	Digi International Inc.	22,420	261
*	GTY Technology Holdings Inc.	61,116	255
^,*	PAR Technology Corp.	8,286	248
^,*	Applied Optoelectronics Inc.	22,599	246
*	Telenav Inc.	43,962	241
*	AXT Inc.	50,500	240
*	CalAmp Corp.	29,591	237
*	Alpha & Omega Semiconductor Ltd.	21,156	230
^,*	MicroVision Inc.	169,098	230
*	Avid Technology Inc.	31,062	226
*	MoneyGram International Inc.	63,700	205
*	Benefitfocus Inc.	18,600	200
*	Grid Dynamics Holdings Inc.	28,478	197
*	Digimarc Corp.	11,500	184
*	Ribbon Communications Inc.	46,727	184
*	eGain Corp.	16,436	183
	PCTEL Inc.	26,127	175
*	Synchronoss Technologies Inc.	47,825	169
*	Smith Micro Software Inc.	36,400	162
*	Immersion Corp.	24,728	154
*	Intelligent Systems Corp.	4,500	153
*	iCAD Inc.	15,233	152
^,*	Gogo Inc.	47,020	149
*	Casa Systems Inc.	34,412	143
*	Iteris Inc.	30,071	143
*	Arlo Technologies Inc.	55,119	142
*	Beyond Air Inc.	15,642	113
	GlobalSCAPE Inc.	11,304	110
*	Pixelworks Inc.	32,934	106
*	Clearfield Inc.	7,179	100
*	SecureWorks Corp. Class A	8,244	94
*	Airgain Inc.	8,585	92
*	EMCORE Corp.	28,435	90
*	DASAN Zhone Solutions Inc.	9,587	86
*	KVH Industries Inc.	9,132	82

49

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Atomera Inc.	7,854	71
*	GSI Technology Inc.	9,342	67
*	Genasys Inc.	13,190	64
^,*	Resonant Inc.	25,351	59
^,*	Red Violet Inc.	3,326	59
*	Amtech Systems Inc.	11,877	58
*	Identiv Inc.	10,179	52
*	NetSol Technologies Inc.	18,065	48
*	Great Elm Capital Group Inc.	19,881	46
*	SharpSpring Inc.	5,104	45
*	Powerfleet Inc.	9,595	44
*	Park City Group Inc.	9,689	41
*	inTEST Corp.	10,157	34
*	Computer Task Group Inc.	7,990	32
*	Qumu Corp.	8,832	32
*	Rimini Street Inc.	6,024	31
*	Everspin Technologies Inc.	4,413	31
*	Intellicheck Inc.	4,082	31
	Wayside Technology Group Inc.	1,052	27
*	Finjan Holdings Inc.	17,449	27
	CSP Inc.	3,181	26
*	SeaChange International Inc.	16,682	25
	TransAct Technologies Inc.	5,458	25
*	Kopin Corp.	18,243	24
*	RigNet Inc.	9,523	21
	QAD Inc. Class B	668	20
	AstroNova Inc.	2,465	20
*	Aehr Test Systems	8,824	17
*	Aviat Networks Inc.	934	17
*	QuickLogic Corp.	5,364	16
*	Data I/O Corp.	3,396	11
*	Key Tronic Corp.	2,174	11
*	WidePoint Corp.	15,997	11
*	RCM Technologies Inc.	8,104	11
*	Sonim Technologies Inc.	12,400	10
	Support.com Inc.	7,058	10
*	Evolving Systems Inc.	8,822	10
	Communications Systems Inc.	1,854	9
*	ClearOne Inc.	4,114	8
*	CVD Equipment Corp.	2,737	8
*	Majesco	974	8
*	BSQUARE Corp.	4,685	7
*	Mastech Digital Inc.	260	7
*	Trio-Tech International	2,004	6
	Network-1 Technologies Inc.	2,710	6
*	GSE Systems Inc.	5,300	5
*	Streamline Health Solutions Inc.	3,730	5
*	Xcel Brands Inc.	5,202	5
*	Westell Technologies Inc. Class A	5,802	5
*	Castlight Health Inc. Class B	4,380	4
*	CynergisTek Inc.	2,223	3
*,§	Media General Inc. CVR	82,296	3
*	Orbital Energy Group Inc.	5,053	3
*	Innodata Inc.	1,873	3
*	Exela Technologies Inc.	4,182	2
*	Optical Cable Corp.	889	2
*	Inuvo Inc.	1,578	1
	BK Technologies Corp.	244	1
*	Lantronix Inc.	111	—
*	Synacor Inc.	313	—
			6,861,932
Telecommunications (1.1%)
	Verizon Communications Inc.	3,559,238	196,221
	AT&T Inc.	6,141,331	185,652

50

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	T-Mobile US Inc.	525,187	54,698
*	Zoom Video Communications Inc. Class A	137,078	34,755
	CenturyLink Inc.	954,989	9,578
*	GCI Liberty Inc. Class A	82,371	5,858
*	Iridium Communications Inc.	100,896	2,567
*	Vonage Holdings Corp.	211,534	2,128
	Shenandoah Telecommunications Co.	41,210	2,031
*	ZoomInfo Technologies Inc. Class A	39,093	1,995
	Telephone and Data Systems Inc.	78,859	1,568
*	8x8 Inc.	89,172	1,427
	ATN International Inc.	9,908	600
*	Cincinnati Bell Inc.	37,988	564
*	Anterix Inc.	11,305	513
*	United States Cellular Corp.	14,930	461
*	Consolidated Communications Holdings Inc.	61,662	417
*	WideOpenWest Inc.	58,237	307
^,*	GTT Communications Inc.	24,690	201
	Spok Holdings Inc.	19,815	185
	Alaska Communications Systems Group Inc.	57,396	160
^,*	Globalstar Inc.	447,307	146
*	IDT Corp. Class B	18,097	118
*	HC2 Holdings Inc.	26,548	89
*	T-Mobile US Inc. Rights Exp. 07/27/2020	324,642	55
*	Global Eagle Entertainment Inc.	1,170	6
			502,300
Utilities (1.8%)
	NextEra Energy Inc.	421,169	101,152
	Dominion Energy Inc.	717,319	58,232
	Duke Energy Corp.	627,640	50,142
	Southern Co.	903,389	46,841
	American Electric Power Co. Inc.	425,358	33,876
	Exelon Corp.	839,877	30,479
	Sempra Energy	249,881	29,294
	Xcel Energy Inc.	461,643	28,853
	Eversource Energy	288,622	24,034
	WEC Energy Group Inc.	270,630	23,721
	Public Service Enterprise Group Inc.	435,761	21,422
	Consolidated Edison Inc.	286,919	20,638
	American Water Works Co. Inc.	154,394	19,864
	FirstEnergy Corp.	466,943	18,108
	DTE Energy Co.	165,723	17,815
	Edison International	321,647	17,469
	PPL Corp.	645,564	16,681
	Entergy Corp.	172,396	16,172
	Ameren Corp.	211,798	14,902
	CMS Energy Corp.	243,497	14,225
	Evergy Inc.	198,330	11,759
	Atmos Energy Corp.	102,218	10,179
	Alliant Energy Corp.	209,921	10,043
	Essential Utilities Inc.	203,529	8,597
	AES Corp.	576,825	8,358
	CenterPoint Energy Inc.	442,903	8,269
	Vistra Energy Corp.	397,703	7,405
	NiSource Inc.	322,917	7,343
^,*	PG&E Corp.	821,466	7,286
	Pinnacle West Capital Corp.	95,594	7,006
	NRG Energy Inc.	195,904	6,379
	UGI Corp.	178,936	5,690
	OGE Energy Corp.	172,824	5,247
	IDACORP Inc.	42,156	3,683
	ONE Gas Inc.	44,464	3,426
	Portland General Electric Co.	79,501	3,324
	Hawaiian Electric Industries Inc.	91,097	3,285
	National Fuel Gas Co.	73,362	3,076

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Black Hills Corp.	52,832	2,993
	Southwest Gas Holdings Inc.	42,821	2,957
	New Jersey Resources Corp.	87,059	2,842
	PNM Resources Inc.	71,764	2,759
	Spire Inc.	40,955	2,691
	ALLETE Inc.	45,896	2,506
	American States Water Co.	31,594	2,484
	Avangrid Inc.	56,137	2,357
	NorthWestern Corp.	42,935	2,341
	El Paso Electric Co.	34,618	2,319
	Ormat Technologies Inc.	34,020	2,160
	South Jersey Industries Inc.	86,076	2,151
	Avista Corp.	57,440	2,090
	MGE Energy Inc.	31,769	2,049
	California Water Service Group	42,758	2,040
	SJW Group	27,606	1,715
	Northwest Natural Holding Co.	27,918	1,558
	Clearway Energy Inc.	66,069	1,524
*	Sunrun Inc.	75,076	1,481
	TerraForm Power Inc. Class A	77,964	1,438
*	Evoqua Water Technologies Corp.	76,955	1,431
	Chesapeake Utilities Corp.	14,678	1,233
	Middlesex Water Co.	14,057	944
	Clearway Energy Inc. Class A	35,643	747
	Unitil Corp.	14,703	659
	York Water Co.	13,468	646
^,*	Bloom Energy Corp. Class A	54,129	589
*	Cadiz Inc.	44,158	449
*	Vivint Solar Inc.	42,558	421
*	Sunnova Energy International Inc.	24,488	418
*	Pure Cycle Corp.	37,448	344
	Artesian Resources Corp. Class A	6,216	226
*	Atlantic Power Corp.	81,570	163
	RGC Resources Inc.	5,719	138
	Genie Energy Ltd. Class B	13,020	96
	Spark Energy Inc. Class A	9,045	64
			777,298
Total Common Stocks (Cost $11,027,383)			26,294,597

	Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (24.6%)
U.S. Government Securities (15.6%)
United States Treasury Note/Bond	1.375%	9/15/20	2	2
United States Treasury Note/Bond	1.625%	10/15/20	1	1
United States Treasury Note/Bond	1.375%	10/31/20	4	4
United States Treasury Note/Bond	2.750%	11/30/20	2	2
United States Treasury Note/Bond	7.875%	2/15/21	400	419
United States Treasury Note/Bond	2.625%	6/15/21	16,380	16,761
United States Treasury Note/Bond	1.125%	6/30/21	39,072	39,438
United States Treasury Note/Bond	1.625%	6/30/21	33,484	33,965
United States Treasury Note/Bond	2.125%	6/30/21	34,875	35,551
United States Treasury Note/Bond	2.625%	7/15/21	26,180	26,843
United States Treasury Note/Bond	1.125%	7/31/21	26,420	26,692
United States Treasury Note/Bond	1.750%	7/31/21	28,889	29,381
United States Treasury Note/Bond	2.250%	7/31/21	14,775	15,105
United States Treasury Note/Bond	2.125%	8/15/21	45,000	45,977
United States Treasury Note/Bond	2.750%	8/15/21	31,070	31,963
United States Treasury Note/Bond	1.125%	8/31/21	16,257	16,435
United States Treasury Note/Bond	1.500%	8/31/21	65,000	66,006
United States Treasury Note/Bond	2.000%	8/31/21	29,775	30,408

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.750%	9/15/21	12,215	12,593
United States Treasury Note/Bond	1.125%	9/30/21	9,335	9,444
United States Treasury Note/Bond	1.500%	9/30/21	50,000	50,820
United States Treasury Note/Bond	2.125%	9/30/21	9,240	9,464
United States Treasury Note/Bond	2.875%	10/15/21	28,304	29,286
United States Treasury Note/Bond	1.250%	10/31/21	26,975	27,363
United States Treasury Note/Bond	1.500%	10/31/21	20,000	20,353
United States Treasury Note/Bond	2.000%	10/31/21	20,510	21,010
United States Treasury Note/Bond	2.875%	11/15/21	28,729	29,789
United States Treasury Note/Bond	8.000%	11/15/21	1,500	1,660
United States Treasury Note/Bond	1.500%	11/30/21	31,610	32,203
United States Treasury Note/Bond	1.750%	11/30/21	28,330	28,963
United States Treasury Note/Bond	1.875%	11/30/21	8,881	9,095
United States Treasury Note/Bond	2.625%	12/15/21	8,419	8,721
United States Treasury Note/Bond	1.625%	12/31/21	1,785	1,824
United States Treasury Note/Bond	2.000%	12/31/21	9,073	9,321
United States Treasury Note/Bond	2.125%	12/31/21	13,450	13,843
United States Treasury Note/Bond	2.500%	1/15/22	54,501	56,451
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,539
United States Treasury Note/Bond	2.000%	2/15/22	18,553	19,101
United States Treasury Note/Bond	2.500%	2/15/22	5,578	5,788
United States Treasury Note/Bond	1.750%	2/28/22	26,621	27,316
United States Treasury Note/Bond	1.875%	2/28/22	19,755	20,314
United States Treasury Note/Bond	2.375%	3/15/22	1	1
United States Treasury Note/Bond	0.375%	3/31/22	159,650	160,223
United States Treasury Note/Bond	1.750%	3/31/22	19,634	20,174
United States Treasury Note/Bond	0.125%	4/30/22	34,275	34,254
United States Treasury Note/Bond	1.750%	4/30/22	1	1
United States Treasury Note/Bond	1.875%	4/30/22	1	1
United States Treasury Note/Bond	2.125%	5/15/22	1	1
United States Treasury Note/Bond	0.125%	5/31/22	23,330	23,316
United States Treasury Note/Bond	1.750%	5/31/22	32,877	33,868
United States Treasury Note/Bond	1.875%	5/31/22	39,675	40,971
United States Treasury Note/Bond	1.750%	6/15/22	66,155	68,212
United States Treasury Note/Bond	0.125%	6/30/22	5,976	5,972
United States Treasury Note/Bond	1.750%	6/30/22	25,000	25,789
United States Treasury Note/Bond	2.125%	6/30/22	19,560	20,327
United States Treasury Note/Bond	1.750%	7/15/22	17,955	18,532
United States Treasury Note/Bond	1.875%	7/31/22	38,165	39,524
United States Treasury Note/Bond	2.000%	7/31/22	7,795	8,092
United States Treasury Note/Bond	1.500%	8/15/22	38,776	39,879
United States Treasury Note/Bond	1.625%	8/15/22	4,708	4,854
United States Treasury Note/Bond	1.625%	8/31/22	17,050	17,586
United States Treasury Note/Bond	1.875%	8/31/22	39,638	41,100
United States Treasury Note/Bond	1.500%	9/15/22	58,092	59,807
United States Treasury Note/Bond	1.750%	9/30/22	1,250	1,294
United States Treasury Note/Bond	1.875%	9/30/22	29,810	30,956
United States Treasury Note/Bond	1.375%	10/15/22	51,319	52,730
United States Treasury Note/Bond	1.875%	10/31/22	14,555	15,133
United States Treasury Note/Bond	2.000%	10/31/22	61,378	63,996
United States Treasury Note/Bond	1.625%	11/15/22	20,965	21,689
United States Treasury Note/Bond	2.000%	11/30/22	45,188	47,179
United States Treasury Note/Bond	1.625%	12/15/22	14,210	14,718
United States Treasury Note/Bond	2.125%	12/31/22	90,180	94,576
United States Treasury Note/Bond	1.750%	1/31/23	25,218	26,238
United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,738
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,300
United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,444
United States Treasury Note/Bond	0.500%	3/15/23	245,065	247,209
United States Treasury Note/Bond	1.500%	3/31/23	28,975	30,030
United States Treasury Note/Bond	2.500%	3/31/23	10,271	10,926
United States Treasury Note/Bond	0.250%	4/15/23	48,650	48,757
United States Treasury Note/Bond	1.625%	4/30/23	22,585	23,506
United States Treasury Note/Bond	0.125%	5/15/23	70,606	70,496

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.750%	5/15/23	16,293	17,029
	United States Treasury Note/Bond	1.625%	5/31/23	13,985	14,575
	United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,335
	United States Treasury Note/Bond	0.250%	6/15/23	87,165	87,356
	United States Treasury Note/Bond	1.375%	6/30/23	30,610	31,705
	United States Treasury Note/Bond	2.625%	6/30/23	14,541	15,604
	United States Treasury Note/Bond	1.250%	7/31/23	11,234	11,603
	United States Treasury Note/Bond	2.750%	7/31/23	40,739	43,954
	United States Treasury Note/Bond	6.250%	8/15/23	32,780	38,957
	United States Treasury Note/Bond	1.375%	8/31/23	12,820	13,305
	United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,573
	United States Treasury Note/Bond	1.375%	9/30/23	20,585	21,379
	United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,423
	United States Treasury Note/Bond	1.625%	10/31/23	1,251	1,310
	United States Treasury Note/Bond	2.875%	10/31/23	3	3
	United States Treasury Note/Bond	2.750%	11/15/23	281	305
	United States Treasury Note/Bond	2.125%	11/30/23	16,145	17,204
	United States Treasury Note/Bond	2.875%	11/30/23	7	8
	United States Treasury Note/Bond	2.250%	12/31/23	16	17
	United States Treasury Note/Bond	2.625%	12/31/23	7,276	7,891
	United States Treasury Note/Bond	2.250%	1/31/24	41,830	44,882
	United States Treasury Note/Bond	2.500%	1/31/24	37,219	40,266
	United States Treasury Note/Bond	2.750%	2/15/24	29,974	32,723
	United States Treasury Note/Bond	2.125%	2/29/24	10,040	10,741
	United States Treasury Note/Bond	2.375%	2/29/24	35,519	38,327
	United States Treasury Note/Bond	2.125%	3/31/24	46,008	49,286
	United States Treasury Note/Bond	2.000%	4/30/24	20,345	21,725
	United States Treasury Note/Bond	2.250%	4/30/24	21,021	22,647
	United States Treasury Note/Bond	2.000%	5/31/24	56,836	60,770
	United States Treasury Note/Bond	1.750%	6/30/24	23,576	25,005
	United States Treasury Note/Bond	2.000%	6/30/24	30,635	32,789
	United States Treasury Note/Bond	1.750%	7/31/24	13,537	14,370
	United States Treasury Note/Bond	2.125%	7/31/24	14,710	15,839
	United States Treasury Note/Bond	2.375%	8/15/24	49,886	54,259
	United States Treasury Note/Bond	1.250%	8/31/24	18,258	19,020
	United States Treasury Note/Bond	1.875%	8/31/24	10,623	11,343
	United States Treasury Note/Bond	1.500%	9/30/24	22,661	23,865
	United States Treasury Note/Bond	2.125%	9/30/24	40,408	43,616
	United States Treasury Note/Bond	2.250%	10/31/24	35,320	38,361
	United States Treasury Note/Bond	2.250%	11/15/24	46,200	50,206
	United States Treasury Note/Bond	7.500%	11/15/24	675	887
	United States Treasury Note/Bond	1.500%	11/30/24	33,166	34,980
2	United States Treasury Note/Bond	2.125%	11/30/24	22,305	24,135
	United States Treasury Note/Bond	1.750%	12/31/24	9,385	10,010
	United States Treasury Note/Bond	2.250%	12/31/24	19,217	20,926
	United States Treasury Note/Bond	2.500%	1/31/25	20,340	22,406
	United States Treasury Note/Bond	2.000%	2/15/25	36,848	39,773
	United States Treasury Note/Bond	1.125%	2/28/25	32,270	33,556
	United States Treasury Note/Bond	2.750%	2/28/25	19,890	22,171
	United States Treasury Note/Bond	0.500%	3/31/25	245,241	247,769
	United States Treasury Note/Bond	0.375%	4/30/25	65,185	65,471
	United States Treasury Note/Bond	2.875%	4/30/25	53,483	60,118
	United States Treasury Note/Bond	0.250%	5/31/25	68,490	68,404
	United States Treasury Note/Bond	2.875%	5/31/25	25,340	28,531
	United States Treasury Note/Bond	0.250%	6/30/25	40,305	40,229
	United States Treasury Note/Bond	2.750%	6/30/25	24,044	26,963
	United States Treasury Note/Bond	2.875%	7/31/25	34,960	39,483
	United States Treasury Note/Bond	2.000%	8/15/25	52,747	57,263
	United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,590
	United States Treasury Note/Bond	2.250%	11/15/25	6,372	7,020
	United States Treasury Note/Bond	1.625%	2/15/26	59,937	64,104
	United States Treasury Note/Bond	2.250%	3/31/26	25,535	28,252
	United States Treasury Note/Bond	2.375%	4/30/26	44,065	49,119
	United States Treasury Note/Bond	2.125%	5/31/26	17,795	19,591

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.875%	6/30/26	16,182	17,588
United States Treasury Note/Bond	1.875%	7/31/26	15,760	17,142
United States Treasury Note/Bond	1.500%	8/15/26	54,545	58,107
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,283
United States Treasury Note/Bond	1.625%	10/31/26	24,345	26,148
United States Treasury Note/Bond	2.000%	11/15/26	50,899	55,877
United States Treasury Note/Bond	6.500%	11/15/26	910	1,258
United States Treasury Note/Bond	1.625%	11/30/26	25,526	27,428
United States Treasury Note/Bond	1.750%	12/31/26	29,266	31,694
United States Treasury Note/Bond	2.250%	2/15/27	26,207	29,262
United States Treasury Note/Bond	1.125%	2/28/27	124,502	129,852
United States Treasury Note/Bond	0.625%	3/31/27	108,045	109,092
United States Treasury Note/Bond	0.500%	4/30/27	73,800	73,892
United States Treasury Note/Bond	2.375%	5/15/27	23,155	26,125
United States Treasury Note/Bond	0.500%	5/31/27	53,515	53,548
United States Treasury Note/Bond	0.500%	6/30/27	26,785	26,798
United States Treasury Note/Bond	2.250%	8/15/27	44,310	49,752
United States Treasury Note/Bond	2.250%	11/15/27	49,833	56,109
United States Treasury Note/Bond	6.125%	11/15/27	775	1,091
United States Treasury Note/Bond	2.750%	2/15/28	20,868	24,337
United States Treasury Note/Bond	2.875%	5/15/28	3,665	4,324
United States Treasury Note/Bond	2.875%	8/15/28	53,510	63,342
United States Treasury Note/Bond	5.500%	8/15/28	895	1,247
United States Treasury Note/Bond	3.125%	11/15/28	27,149	32,808
United States Treasury Note/Bond	5.250%	11/15/28	14,810	20,484
United States Treasury Note/Bond	1.750%	11/15/29	36,000	39,735
United States Treasury Note/Bond	1.500%	2/15/30	76,529	82,698
United States Treasury Note/Bond	0.625%	5/15/30	65,407	65,203
United States Treasury Note/Bond	6.250%	5/15/30	5,570	8,573
United States Treasury Note/Bond	5.375%	2/15/31	8,005	11,887
United States Treasury Note/Bond	4.500%	2/15/36	8,957	13,710
United States Treasury Note/Bond	4.750%	2/15/37	3,892	6,205
United States Treasury Note/Bond	5.000%	5/15/37	2	3
United States Treasury Note/Bond	4.375%	2/15/38	5,792	8,999
United States Treasury Note/Bond	4.500%	5/15/38	6,044	9,531
United States Treasury Note/Bond	3.500%	2/15/39	1,403	1,984
United States Treasury Note/Bond	4.250%	5/15/39	7,883	12,174
United States Treasury Note/Bond	4.500%	8/15/39	9,884	15,731
United States Treasury Note/Bond	4.375%	11/15/39	11,686	18,365
United States Treasury Note/Bond	4.625%	2/15/40	10,000	16,214
United States Treasury Note/Bond	1.125%	5/15/40	31,660	31,363
United States Treasury Note/Bond	4.375%	5/15/40	5,139	8,116
United States Treasury Note/Bond	3.875%	8/15/40	8,449	12,584
United States Treasury Note/Bond	4.250%	11/15/40	4,317	6,741
United States Treasury Note/Bond	4.750%	2/15/41	5,967	9,893
United States Treasury Note/Bond	4.375%	5/15/41	11,000	17,485
United States Treasury Note/Bond	3.750%	8/15/41	12,000	17,676
United States Treasury Note/Bond	3.125%	11/15/41	13,128	17,768
United States Treasury Note/Bond	3.125%	2/15/42	12,579	17,062
United States Treasury Note/Bond	3.000%	5/15/42	11,950	15,907
United States Treasury Note/Bond	2.750%	8/15/42	11,000	14,097
United States Treasury Note/Bond	2.750%	11/15/42	22,620	28,961
United States Treasury Note/Bond	3.125%	2/15/43	23,361	31,654
United States Treasury Note/Bond	2.875%	5/15/43	32,064	41,874
United States Treasury Note/Bond	3.625%	8/15/43	27,265	39,807
United States Treasury Note/Bond	3.750%	11/15/43	19,000	28,268
United States Treasury Note/Bond	3.625%	2/15/44	29,823	43,654
United States Treasury Note/Bond	3.375%	5/15/44	23,000	32,516
United States Treasury Note/Bond	3.125%	8/15/44	30,000	40,894
United States Treasury Note/Bond	3.000%	11/15/44	29,816	39,902
United States Treasury Note/Bond	2.500%	2/15/45	28,148	34,697
United States Treasury Note/Bond	3.000%	5/15/45	24,914	33,432
United States Treasury Note/Bond	2.875%	8/15/45	30,117	39,664
United States Treasury Note/Bond	3.000%	11/15/45	25,178	33,923

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.500%	2/15/46	31,339	38,792
	United States Treasury Note/Bond	2.500%	5/15/46	31,805	39,433
	United States Treasury Note/Bond	2.250%	8/15/46	30,962	36,695
	United States Treasury Note/Bond	2.875%	11/15/46	23,835	31,678
	United States Treasury Note/Bond	3.000%	2/15/47	27,200	37,026
	United States Treasury Note/Bond	3.000%	5/15/47	30,222	41,168
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	41,960
	United States Treasury Note/Bond	3.000%	2/15/48	32,745	44,794
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	52,944
	United States Treasury Note/Bond	3.000%	8/15/48	41,009	56,348
	United States Treasury Note/Bond	3.375%	11/15/48	25,236	37,053
	United States Treasury Note/Bond	2.250%	8/15/49	8,650	10,395
	United States Treasury Note/Bond	2.375%	11/15/49	5,980	7,380
	United States Treasury Note/Bond	2.000%	2/15/50	120,266	137,610
	United States Treasury Note/Bond	1.250%	5/15/50	83,970	80,598
					6,929,352
Agency Bonds and Notes (0.5%)
3	AID-Iraq	2.149%	1/18/22	1,100	1,131
3	AID-Israel	5.500%	12/4/23	375	440
3	AID-Israel	5.500%	4/26/24	1,400	1,664
3	AID-Jordan	2.578%	6/30/22	320	334
3	AID-Jordan	3.000%	6/30/25	400	436
3	AID-Tunisia	2.452%	7/24/21	250	254
3	AID-Tunisia	1.416%	8/5/21	200	198
3	AID-Ukraine	1.471%	9/29/21	675	684
	Federal Farm Credit Banks	3.050%	11/15/21	400	416
	Federal Farm Credit Banks	1.600%	12/28/21	925	944
	Federal Farm Credit Banks	0.375%	4/8/22	3,000	3,007
	Federal Farm Credit Banks	1.770%	6/26/23	575	600
	Federal Farm Credit Banks	3.500%	12/20/23	500	555
	Federal Home Loan Banks	5.625%	6/11/21	1,600	1,682
	Federal Home Loan Banks	1.875%	7/7/21	3,610	3,672
	Federal Home Loan Banks	1.125%	7/14/21	3,000	3,029
	Federal Home Loan Banks	3.000%	10/12/21	7,000	7,250
	Federal Home Loan Banks	1.625%	11/19/21	3,040	3,099
	Federal Home Loan Banks	1.875%	11/29/21	6,000	6,140
	Federal Home Loan Banks	1.625%	12/20/21	6,700	6,838
	Federal Home Loan Banks	0.250%	6/3/22	4,000	4,001
	Federal Home Loan Banks	2.125%	6/10/22	700	726
	Federal Home Loan Banks	2.000%	9/9/22	1,000	1,038
	Federal Home Loan Banks	1.375%	2/17/23	4,000	4,116
	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,311
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,787
	Federal Home Loan Banks	2.875%	6/14/24	2,000	2,195
	Federal Home Loan Banks	1.500%	8/15/24	1,990	2,081
	Federal Home Loan Banks	5.375%	8/15/24	815	981
	Federal Home Loan Banks	0.500%	4/14/25	1,500	1,504
	Federal Home Loan Banks	3.250%	11/16/28	1,965	2,341
	Federal Home Loan Banks	5.500%	7/15/36	2,775	4,339
4	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	7,200	7,275
4	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,893
4	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	2,000	2,001
4	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	1,800	1,805
4	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	3,000	3,008
4	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,291
4	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	6,000	5,994
4	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	5,242
4	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	408
4	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	3,441	5,420
4	Federal National Mortgage Assn.	1.250%	8/17/21	2,000	2,024
4	Federal National Mortgage Assn.	1.375%	10/7/21	3,000	3,044
4	Federal National Mortgage Assn.	2.000%	1/5/22	6,000	6,161
4	Federal National Mortgage Assn.	2.625%	1/11/22	720	746
4	Federal National Mortgage Assn.	1.875%	4/5/22	5,000	5,145

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	Federal National Mortgage Assn.	2.250%	4/12/22	4,762	4,933
4	Federal National Mortgage Assn.	1.375%	9/6/22	1,425	1,460
4	Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,366
4	Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,614
4	Federal National Mortgage Assn.	0.250%	5/22/23	2,500	2,497
4	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,164
4	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	4,179
4	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,165
4	Federal National Mortgage Assn.	2.625%	9/6/24	660	721
4	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	4,091
4	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,644
4	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	3,005
4	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,746
4	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	3,123
4	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,188
4	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,207
4	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,792
4	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	2,030
	Private Export Funding Corp.	4.300%	12/15/21	175	185
	Private Export Funding Corp.	2.800%	5/15/22	200	209
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,322
	Private Export Funding Corp.	3.550%	1/15/24	725	800
	Private Export Funding Corp.	2.450%	7/15/24	525	561
	Private Export Funding Corp.	1.750%	11/15/24	280	293
	Private Export Funding Corp.	3.250%	6/15/25	175	196
	Tennessee Valley Authority	1.875%	8/15/22	425	439
	Tennessee Valley Authority	2.875%	9/15/24	954	1,048
	Tennessee Valley Authority	0.750%	5/15/25	500	506
	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,858
	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,122
	Tennessee Valley Authority	7.125%	5/1/30	2,000	3,099
	Tennessee Valley Authority	4.700%	7/15/33	575	801
	Tennessee Valley Authority	4.650%	6/15/35	500	692
	Tennessee Valley Authority	5.880%	4/1/36	285	444
	Tennessee Valley Authority	5.500%	6/15/38	225	344
	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,980
	Tennessee Valley Authority	5.375%	4/1/56	580	1,008
	Tennessee Valley Authority	4.625%	9/15/60	519	824
	Tennessee Valley Authority	4.250%	9/15/65	700	1,062
					215,968
Conventional Mortgage-Backed Securities (8.5%)
4,5	Fannie Mae Pool	2.000%	11/1/23–11/1/34	7,538	7,781
¤,4,5	Fannie Mae Pool	2.500%	8/1/22–7/1/50	158,082	165,266
4,5	Fannie Mae Pool	3.000%	1/1/26–7/1/50	354,506	375,421
¤,4,5	Fannie Mae Pool	3.500%	9/1/25–3/1/50	339,888	362,354
¤,4,5	Fannie Mae Pool	4.000%	2/1/24–5/1/50	253,100	273,141
4,5	Fannie Mae Pool	4.500%	9/1/20–7/1/49	109,568	119,909
4,5	Fannie Mae Pool	5.000%	7/1/20–12/1/49	31,271	35,407
4,5	Fannie Mae Pool	5.500%	8/1/20–4/1/40	16,256	18,613
4,5	Fannie Mae Pool	6.000%	12/1/20–5/1/41	12,587	14,822
4,5	Fannie Mae Pool	6.500%	10/1/23–10/1/39	3,688	4,323
4,5	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,269	1,496
4,5	Fannie Mae Pool	7.500%	11/1/22–12/1/32	105	129
4,5	Fannie Mae Pool	8.000%	12/1/22–10/1/30	21	28
4,5	Fannie Mae Pool	8.500%	7/1/22–7/1/30	13	16
4,5	Fannie Mae Pool	9.000%	7/1/22–6/1/26	6	6
4,5	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
4,5	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	2,685	2,786
4,5	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	50,327	52,875
4,5	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	172,210	182,440
4,5	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	210,238	224,169
4,5	Freddie Mac Gold Pool	4.000%	9/1/20–11/1/48	137,120	148,012
4,5	Freddie Mac Gold Pool	4.500%	9/1/20–1/1/49	52,080	57,261
4,5	Freddie Mac Gold Pool	5.000%	12/1/20–1/1/49	14,570	16,250

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4,5	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	10,626	12,066
4,5	Freddie Mac Gold Pool	6.000%	5/1/21–5/1/40	5,838	6,856
4,5	Freddie Mac Gold Pool	6.500%	8/1/23–3/1/39	1,473	1,699
4,5	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	436	503
4,5	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	65	72
4,5	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	45	54
4,5	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	6	7
4,5	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	4	5
5	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	9,556	10,122
5	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	10,809	11,523
5	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	15,388	16,558
5	Ginnie Mae I Pool	4.500%	9/15/20–2/15/49	14,186	15,756
5	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	8,495	9,618
5	Ginnie Mae I Pool	5.500%	1/15/32–6/15/41	4,246	4,818
5	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	2,523	2,860
5	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	868	954
5	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	340	396
5	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	98	115
5	Ginnie Mae I Pool	8.000%	8/15/22–3/15/32	67	82
5	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	13	16
5	Ginnie Mae I Pool	9.000%	5/15/25–10/15/26	4	6
¤,5	Ginnie Mae II Pool	2.500%	6/20/27–7/1/50	71,521	75,323
¤,5	Ginnie Mae II Pool	3.000%	2/20/27–7/1/50	292,406	310,870
¤,5	Ginnie Mae II Pool	3.500%	9/20/25–7/1/50	288,871	308,736
¤,5	Ginnie Mae II Pool	4.000%	9/20/25–7/1/50	146,548	157,777
5	Ginnie Mae II Pool	4.500%	11/20/35–7/20/49	65,441	71,508
5	Ginnie Mae II Pool	5.000%	6/20/33–9/20/48	17,599	19,842
5	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	4,674	5,418
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,848	2,179
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	571	673
5	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	75	91
¤,4,5	UMBS Pool	2.000%	1/1/32–7/1/50	32,009	33,005
¤,4,5	UMBS Pool	2.500%	12/1/34–7/1/50	166,739	174,021
¤,4,5	UMBS Pool	3.000%	6/1/30–7/1/50	233,848	246,698
¤,4,5	UMBS Pool	3.500%	7/1/26–7/1/50	75,284	79,960
¤,4,5	UMBS Pool	4.000%	5/1/47–7/1/50	52,750	56,647
¤,4,5	UMBS Pool	4.500%	8/1/48–7/1/50	42,747	46,300
4,5	UMBS Pool	5.000%	3/1/49–3/1/50	13,657	15,053
					3,760,693
Nonconventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Pool	2.275%	7/1/43	368	383
4,5	Fannie Mae Pool	2.495%	9/1/43	26	27
4,5	Fannie Mae Pool	3.451%	4/1/41	52	53
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.366%	12/1/41	60	63
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	110	114
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.476%	3.491%	3/1/43	184	188
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.017%	7/1/36	16	17
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.580%	12/1/43	136	147
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.370%	6/1/43	113	115
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.610%	4.167%	10/1/37	35	36
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.623%	2/1/36	19	20
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.746%	8/1/39	68	70
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	56	60
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	3/1/38	6	6
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	15	16
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.643%	3.664%	1/1/37	22	23
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.171%	10/1/42	74	74
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	5	6
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	4	4
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.683%	3.727%	12/1/33	13	14
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.687%	3.902%	6/1/42	207	217
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.191%	5/1/40	24	25

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.709%	10/1/39	28	29
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.975%	9/1/42	92	96
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	7	7
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.162%	8/1/40	13	14
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.747%	12/1/40	39	42
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.763%	1/1/42	85	88
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.966%	10/1/42	57	60
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.531%	7/1/37	17	18
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	14	15
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.723%	3.932%	11/1/39	32	34
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.724%	3.554%	5/1/42	114	121
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.729%	3.953%	9/1/34	15	15
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.730%	3.459%	9/1/43	157	163
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.739%	2.615%	6/1/41	10	11
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.746%	3.738%	7/1/41	81	86
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.227%	10/1/40	12	13
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.771%	3.715%	5/1/42	31	32
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.045%	7/1/42	60	65
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.780%	2/1/41	26	28
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.400%	8/1/42	133	136
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.795%	3/1/42	83	89
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.023%	3/1/42	64	70
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.799%	3.834%	2/1/42	252	271
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.747%	11/1/41	53	57
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%	10/1/40	33	35
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.810%	12/1/40	15	16
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.935%	11/1/33–11/1/39	30	32
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.862%	1/1/42	50	53
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.963%	11/1/41	37	39
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.160%	9/1/40	57	61
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.189%	5/1/41	47	50
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%	11/1/40	13	14
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.741%	12/1/40	14	15
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.815%	2/1/41	23	25
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.924%	12/1/41	40	43
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.819%	3.838%	3/1/41	55	59
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.820%	3.913%	12/1/40	16	17
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.822%	3.918%	12/1/39	26	27
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.823%	2/1/41	23	24
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.825%	3/1/41	40	44
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	53	57
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.859%	1/1/40	49	51
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.838%	3.575%	2/1/42	62	66
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.391%	8/1/39	18	19
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.874%	3.629%	5/1/40	8	9
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.969%	11/1/34	33	36
4,5,6	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	37	40
4,5,6	Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	62	65
4,5,6	Fannie Mae Pool, 1YR CMT + 2.313%	3.964%	1/1/35	29	31
4,5,6	Fannie Mae Pool, 6M USD LIBOR + 1.028%	2.674%	4/1/37	26	27
4,5,6	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.715%	8/1/37	32	34
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.536%	3.466%	3/1/37	4	4
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	3.780%	9/1/37	46	48
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.625%	1/1/38	4	4
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.662%	5/1/42	14	14
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.755%	12/1/36	24	26
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.799%	11/1/43	128	134

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	21	22
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	3.695%	2/1/37	16	18
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.727%	1/1/35	4	4
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.866%	12/1/36	15	15
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.750%	12/1/40	53	56
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%	5/1/38	2	2
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.818%	12/1/41	47	51
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.797%	3.872%	12/1/34	17	18
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	3.955%	12/1/35	24	26
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	4.105%	3/1/42	72	77
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.859%	3.926%	2/1/42	17	18
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.886%	6/1/40	11	12
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.924%	5/1/40	12	12
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.609%	6/1/41	13	14
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.630%	5/1/40	7	7
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.880%	12/1/40–3/1/41	55	59
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	23	24
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	3.902%	2/1/42	45	46
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.255%	9/1/40	76	81
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.374%	6/1/40	12	13
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.844%	11/1/40	23	24
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.910%	2/1/41	33	36
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.928%	1/1/41	8	9
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	3.566%	5/1/37	80	83
4,5,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.085%	3/1/38	5	5
4,5,6	Freddie Mac Non Gold Pool, 1YR CMT + 2.000%	3.625%	7/1/35	6	7
4,5,6	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.884%	5/1/36	15	16
4,5,6	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.757%	2/1/36	21	23
4,5,6	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.006%	11/1/34	27	29
4,5,6	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	4.064%	10/1/36	23	25
4,5,6	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	3.356%	1/1/37	51	54
5,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–3/20/43	660	692
5,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	10/20/38–12/20/43	762	793
5,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.250%	7/20/38–8/20/41	267	278
5,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41–6/20/43	421	444
5,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	5	6

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	31	31
					7,587
Total U.S. Government and Agency Obligations (Cost $10,294,380)					10,913,600
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
5	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	181	182
5	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	128
5	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	106	107
5	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	150	156
5	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	1,125	1,152
5	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	125	130
5	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	940	958
5	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	125	130
5	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,816
5	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	485
5	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	1,600	1,608
5	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	975	1,017
5	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	1,075	1,148
5	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	1,350	1,381
5	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	500	517
5	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	27	27
5	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	237	239
5	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	244	250
5	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	150	155
5	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	375	383
5	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	175	185
5	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	300	332
5	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	1,080	1,209
5	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	420	458
5	BANK 2017 - BNK4	3.625%	5/15/50	800	900
5	BANK 2017 - BNK5	3.390%	6/15/60	700	779
5	BANK 2017 - BNK5	3.624%	6/15/60	350	384
5	BANK 2017 - BNK6	3.518%	7/15/60	980	1,100
5	BANK 2017 - BNK6	3.741%	7/15/60	780	868
5	BANK 2017 - BNK7	3.175%	9/15/60	450	493
5	BANK 2017 - BNK7	3.435%	9/15/60	275	308
5	BANK 2017 - BNK7	3.748%	9/15/60	300	327
5	BANK 2017 - BNK8	3.488%	11/15/50	600	675
5	BANK 2017 - BNK8	3.731%	11/15/50	100	110
5	BANK 2017 - BNK9	3.279%	11/15/54	600	656
5	BANK 2017 - BNK9	3.538%	11/15/54	600	676
5	BANK 2018 - BN10	3.641%	2/15/61	125	138
5	BANK 2018 - BN10	3.688%	2/15/61	400	454
5	BANK 2018 - BN10	3.898%	2/15/61	150	168
5	BANK 2018 - BN11	4.046%	3/15/61	400	465
5	BANK 2018 - BN12	4.255%	5/15/61	500	590
5	BANK 2018 - BN12	4.490%	5/15/61	150	175
5	BANK 2018 - BN13	3.953%	8/15/61	165	191
5	BANK 2018 - BN13	4.217%	8/15/61	225	265
5	BANK 2018 - BN14	4.128%	9/15/60	350	379
5	BANK 2018 - BN14	4.231%	9/15/60	250	295
5	BANK 2018 - BN14	4.481%	9/15/60	175	204
5	BANK 2018 - BN15	4.407%	11/15/61	470	562
5	BANK 2019 - BN16	4.005%	2/15/52	275	323
5	BANK 2019 - BN17	3.714%	4/15/52	360	417
5	BANK 2019 - BN17	3.976%	4/15/52	75	85
5	BANK 2019 - BN18	3.584%	5/15/62	640	738
5	BANK 2019 - BN18	3.826%	5/15/62	200	226
5	BANK 2019 - BN19	3.183%	8/15/61	350	392

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	BANK 2019 - BN20	3.011%	9/15/62	725	804
5	BANK 2019 - BN21	2.851%	10/17/52	320	350
5	BANK 2019 - BN21	3.093%	10/17/52	300	328
5	BANK 2019 - BN22	2.978%	11/15/62	315	349
5	BANK 2019 - BN23	2.920%	12/15/52	735	811
5	BANK 2019 - BN23	3.203%	12/15/52	275	295
5	BANK 2019 - BN24	2.960%	11/15/62	575	637
5	BANK 2019 - BN24	3.283%	11/15/62	275	302
5	BANK 2020 - BN25	2.649%	1/15/63	375	406
5	BANK 2020 - BN25	2.841%	1/15/63	265	281
5	BANK 2020 - BN26	2.403%	3/15/63	675	717
5	BANK 2020 - BN26	2.687%	3/15/63	215	221
5	BANK 2020 - BN27	2.144%	4/15/63	600	621
5	BANK 2020 - BN27	2.551%	4/15/63	175	181
5	Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	2,029
5	Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	1,750	1,785
5	Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	750	771
	Bank of Nova Scotia	1.875%	4/26/21	600	608
5	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,325
5	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	360
5	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	500	592
5	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	225	257
5	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	1,150	1,257
5	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	100	107
5	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	625	693
5	BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	375	409
5	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	450	484
5	BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	143	148
5	BBCMS Mortgage Trust 2020-C7	2.037%	4/15/53	150	155
5	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.513%	1/12/45	48	44
5	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	450	510
5	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	200	220
5	Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	450	472
5	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	2,280	2,624
5	Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	625	709
5	Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	400	423
5	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,162
5	Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	250	293
5	Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	500	564
5	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	200	236
5	Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	375	404
5	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	450	534
5	Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	125	147
5	Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	25	30
5	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	300	357
5	Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	200	235
5	Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	300	346
5	Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	125	140
5	Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	1,175	1,340
5	Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	310	350
5	Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	150	165
5	Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	225	249
5	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	265	292
5	Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	261	306
5	Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	575	619
5	Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	175	185
5	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	375	405
5	Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	100	105
5	Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	350	365
5	Benchmark 2020-B17 Mortgage Trust	2.582%	3/15/53	105	109
5	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	293	295
5	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	128
5	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	65	75

62

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Cantor Commercial Real Estate Lending 2019-CF2	2.874%	11/15/52	550	598
5	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	560	619
5	Cantor Commercial Real Estate Lending 2019-CF3	3.298%	1/15/53	240	262
5	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	475	488
5	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	150	158
5	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	225	229
5	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	50	52
5	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	600	603
5	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	700	722
5	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	1,125	1,129
5	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	925	963
5	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	500	510
5	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	325	338
5	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	75	75
5	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	169	170
5	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	230
5	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	239	242
5	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	103
5	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	263	267
5	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	200	208
5	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	750	771
5	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	100	104
5	CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	375	386
5	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	55	57
5	CarMax Auto Owner Trust 2020-2	1.700%	11/15/24	75	77
5	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	662
5	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	665
5	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	71
5	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	561
5	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	142
5	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	557
5	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	328
5	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	265
5	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	530
5	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	300
5	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	575	677
5	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	775	846
5	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	842
5	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	474
5	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	593
5	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	423
5	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	950	1,028
5	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	300	333
5	Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,363
5	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	915
5	Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	700
5	Chase Issuance Trust 2020-A1	1.530%	1/15/25	1,900	1,954
5	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,383
5	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	766
5	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	775	794
5	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	1,900	1,922
5	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	2,000	2,162
5	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	574	589
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	104
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	105
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	245
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	376
5	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	52	54
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	297
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	108
5	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	106
5	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	55	57
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	135
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	134

63

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	216
5	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	157
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	323
5	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	703
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	850
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	342
5	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	2	2
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	697
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	328
5	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	350	385
5	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	470
5	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	225	236
5	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	425	461
5	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	800	882
5	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	250	267
5	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	800	888
5	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	200	219
5	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	600	668
5	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	150	165
5	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	150	157
5	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	1,200	1,390
5	Citigroup Commercial Mortgage Trust 2019-GC41	2.869%	8/10/56	975	1,064
5	Citigroup Commercial Mortgage Trust 2019-GC43	3.038%	11/10/52	1,125	1,244
5	Citigroup Commercial Mortgage Trust 2020-GC46	2.717%	2/15/53	450	486
5	Citigroup Commercial Mortgage Trust 2020-GC46	2.918%	2/15/53	190	199
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	149
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	193
1,5	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	229
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	348	356
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	173
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	141	147
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	278
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	359
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	214
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	86	88
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	167	176
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	135
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	79
5	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	52
5	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	36	38
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	490
5	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	162
5	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	191
5	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	92	96
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	237
5	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	365	391
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	245
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	222	228
5	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	158
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	109	109
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	299
5	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	353
5	COMM 2014-CCRE14 Mortgage Trust	4.769%	2/10/47	175	185
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	96	96
5	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	85	89
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	228
5	COMM 2014-CCRE15 Mortgage Trust	4.844%	2/10/47	105	113
5	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	78	82
5	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	300
5	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	104
5	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	132	136
5	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	136
5	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	159
5	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	709

64

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	158
5	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	579	621
5	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	353
5	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	39	39
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	192
5	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	58	60
5	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	219
5	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	61
5	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
5	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	378
5	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	244
5	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	178
5	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	544
5	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	70	70
5	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	383	399
5	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	869
5	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	241
5	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	57	57
5	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	621
5	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	208
5	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	242	252
5	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	409
5	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	187
5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	467
5	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	937
5	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	422
5	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	441
5	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	70	73
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	457
5	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	211
5	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	666
5	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	531
5	COMM 2018-COR3 Mortgage Trust	4.228%	5/10/51	500	585
5	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	450	495
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	432
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	214
5	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	175
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	598
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	239
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	327	339
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	425	467
5	CSAIL 2015-C3 Commercial Mortgage Trust	4.244%	8/15/48	200	201
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	200	212
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	500	554
5	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	800	885
5	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	800	883
5	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	575	639
5	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	250	278
5	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	1,200	1,372
5	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	250	294
5	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	975	1,130
5	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	1,125	1,251
5	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	326
5	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	325	349
5	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	664
5	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	158
5	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	829
5	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	800	823
5	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	1,000	1,067
5	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	1,100	1,137
5	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	191	192
5	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	300	303
5	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	190	191

65

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Drive Auto Receivables Trust 2020-2	1.420%	3/17/25	50	50
4,5	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	256	261
4,5	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	509	518
4,5	Fannie Mae-Aces 2013-M12	2.492%	3/25/23	675	704
4,5	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	3	3
4,5	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	244	253
4,5	Fannie Mae-Aces 2014-M1	3.328%	7/25/23	1,228	1,310
4,5	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	723	738
4,5	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	452	488
4,5	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	451	487
4,5	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	607	653
4,5	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	480	486
4,5	Fannie Mae-Aces 2014-M7	3.370%	6/25/24	928	999
4,5	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	578	623
4,5	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	756	816
4,5	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,149
4,5	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	392
4,5	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	850	914
4,5	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,121
4,5	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	623	667
4,5	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	385	413
4,5	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	395	406
4,5	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	650	696
4,5	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	247	257
4,5	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	894
4,5	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	972
4,5	Fannie Mae-Aces 2016-M12	2.526%	9/25/26	950	1,033
4,5	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	446	460
4,5	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	395	431
4,5	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	434
4,5	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	865
4,5	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	650
4,5	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	189	197
4,5	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	316
4,5	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,397
4,5	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	1,200	1,304
4,5	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	440	469
4,5	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	561
4,5	Fannie Mae-Aces 2017-M12	3.181%	6/25/27	1,250	1,408
4,5	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	1,150	1,274
4,5	Fannie Mae-Aces 2017-M2	2.895%	2/25/27	1,200	1,331
4,5	Fannie Mae-Aces 2017-M3	2.565%	12/25/26	1,500	1,633
4,5	Fannie Mae-Aces 2017-M4	2.670%	12/25/26	1,200	1,324
4,5	Fannie Mae-Aces 2017-M5	3.295%	4/25/29	300	342
4,5	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	752
4,5	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,748
4,5	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	850	1,015
4,5	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	475	555
4,5	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	1,000	1,106
4,5	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	1,425	1,595
4,5	Fannie Mae-Aces 2018-M4	3.147%	3/25/28	720	815
4,5	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	400	447
4,5	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	900	1,078
4,5	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	575	672
4,5	Fannie Mae-Aces 2019-M2	3.752%	11/25/28	875	1,017
4,5	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	1,475	1,630
4,5	Fannie Mae-Aces 2019-M5	3.273%	2/25/29	775	892
4,5	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	975	1,115
4,5	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	475	530
4,5	Fannie Mae-Aces 2020-M1	2.444%	10/25/29	565	626
4,5	Fannie Mae-Aces 2020-M29	1.492%	5/25/30	350	360
4,5	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	525	574
4,5	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	1,660	1,673

66

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through Certificates K012	4.186%	12/25/20	763	772
4,5	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	501	509
4,5	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	1,310	1,347
4,5	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	1,119	1,149
4,5	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	100	103
4,5	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	915	942
4,5	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	1,275	1,326
4,5	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	1,275	1,333
4,5	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	1,250	1,330
4,5	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	391	400
4,5	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	1,260	1,347
4,5	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	463	477
4,5	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	569	590
4,5	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	1,208	1,306
4,5	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	1,375	1,494
4,5	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	50	55
4,5	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	142	146
4,5	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	1,275	1,393
4,5	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	132	136
4,5	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	850	933
4,5	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	258	270
4,5	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	1,025	1,127
4,5	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	1,000	1,100
4,5	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	127	131
4,5	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	700	757
4,5	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	126	130
4,5	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	600	659
4,5	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	301	313
4,5	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	675	741
4,5	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	650	720
4,5	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	160	168
4,5	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	525	585

67

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	825	917
4,5	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	450	496
4,5	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	750	838
4,5	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	450	500
4,5	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	275	303
4,5	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	700	764
4,5	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	1,000	1,090
4,5	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	575	624
4,5	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	1,025	1,116
4,5	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	500	548
4,5	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	800	897
4,5	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	1,000	1,135
4,5	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	2,000	2,277
4,5	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	2,400	2,746
4,5	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	1,775	2,031
4,5	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	1,300	1,474
4,5	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	915	1,041
4,5	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	600	679
4,5	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	500	572
4,5	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	875	998
4,5	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	275	316
4,5	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	400	459
4,5	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	450	523
4,5	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	675	795
4,5	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	1,575	1,884
4,5	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	700	840
4,5	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	550	661
4,5	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	1,250	1,489
4,5	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	625	759
4,5	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	96	107
4,5	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	1,175	1,405
4,5	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	475	564

68

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	975	1,140
4,5	FHLMC Multifamily Structured Pass Through Certificates K094	2.903%	6/25/29	1,150	1,312
4,5	FHLMC Multifamily Structured Pass Through Certificates K095	2.785%	6/25/29	1,150	1,304
4,5	FHLMC Multifamily Structured Pass Through Certificates K096	2.519%	7/25/29	1,000	1,115
4,5	FHLMC Multifamily Structured Pass Through Certificates K098	2.425%	8/25/29	1,850	2,048
4,5	FHLMC Multifamily Structured Pass Through Certificates K099	2.595%	9/25/29	850	953
4,5	FHLMC Multifamily Structured Pass Through Certificates K103	2.651%	11/25/29	1,100	1,240
4,5	FHLMC Multifamily Structured Pass Through Certificates K108	1.517%	3/25/30	600	625
4,5	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	375	449
4,5	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	950	1,162
4,5	FHLMC Multifamily Structured Pass Through Certificates K1513	2.797%	8/25/34	830	945
4,5	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	400	462
4,5	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	1,600	1,863
4,5	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	900	1,032
4,5	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	400	483
4,5	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	850	1,044
4,5	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	275	339
4,5	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	375	472
4,5	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	62	63
4,5	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	1,013	1,016
4,5	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	1,386	1,410
4,5	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	1,287	1,315
4,5	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	250	253
4,5	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	800	823
4,5	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	278	284
4,5	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	1,000	1,104
4,5	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	1,565	1,748
4,5	FHLMC Multifamily Structured Pass Through Certificates K737	2.525%	10/25/26	1,700	1,863
4,5	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	800	882
4,5	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	500	579
4,5	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	1,000	1,173
4,5	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	500	597

69

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	1,000	1,200
4,5	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	289	330
4,5	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	800	961
4,5	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	800	959
4,5	FHLMC Multifamily Structures Pass Through Certificates K087	2.537%	10/25/29	1,400	1,563
4,5	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	900	1,058
4,5	FHLMC Multifamily Structures Pass Through Certificates K101	2.524%	10/25/29	1,500	1,674
4,5	FHLMC Multifamily Structures Pass Through Certificates K104	2.253%	1/25/30	1,835	2,015
4,5	FHLMC Multifamily Structures Pass Through Certificates K105	1.872%	3/25/53	365	390
4,5	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	150	176
4,5	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	200	242
4,5	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	300	360
4,5	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	500	619
4,5	FHLMC Multifamily Structures Pass Through Certificates K1514	2.859%	10/25/34	950	1,095
5	FHLMC Multifamily Structured Pass Through Certificates K1515	1.940%	2/25/35	625	657
4,5	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	440	444
4,5	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	525	542
4,5	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	500	525
4,5	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	1,000	1,070
4,5	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	1,200	1,289
4,5	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	1,500	1,613
4,5	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	778	831
4,5	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	1,175	1,275
4,5	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	93	97
4,5	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	1,200	1,333
4,5	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	1,000	1,120
4,5	FHLMC Multifamily Structures Pass Through Certificates K735	2.862%	5/25/26	2,000	2,211
4,5	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	800	871
4,5	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	300	355
4,5	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	1,650	1,888
5	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	550	564
5	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	175	183
5	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	140	140
5	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	100	100

70

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	680	685
5	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	250	254
5	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	250	253
5	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	125	128
5	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	249	250
5	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	111	111
5	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	81
5	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	544	547
5	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	675	695
5	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	275	290
5	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	50	51
5	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	600	601
5	Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	125	125
5	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	700	702
5	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	720	733
5	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	1,000	1,018
5	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	900	935
4,5	Freddie Mac Multifamily Structured Pass Through Certificates	1.477%	4/25/30	225	234
5	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	104	104
5	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	55	55
5	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	75	75
5	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	275	278
5	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	125	128
5	GM Financial Automobile Leasing Trust 2020-1	1.670%	12/20/22	105	107
5	GM Financial Automobile Leasing Trust 2020-1	1.700%	12/20/23	40	41
5	GM Financial Automobile Leasing Trust 2020-2	0.800%	7/20/23	75	75
5	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	411	418
5	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	400	417
5	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	375	384
5	GM Financial Consumer Automobile 2020-1	1.900%	3/17/25	115	119
5	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	147
5	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	764
5	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	334	339
5	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	318	327
5	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	254
5	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	93
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	288
5	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	121
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	84	87
5	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	729
5	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	72	75
5	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	136
5	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,108
5	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	294
5	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	139	144
5	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	162
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	518
5	GS Mortgage Securities Trust 2014-GC24	4.644%	9/10/47	125	109
5	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	222	232
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	867
5	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	134
5	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	130
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	538
5	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	487
5	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	445
5	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	193
5	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	419
5	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	437
5	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	323

71

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	830
5	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	306
5	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	217
5	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	698
5	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	276
5	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	672
5	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	1,101
5	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	288
5	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	400	456
5	GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	275	300
5	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	550	609
5	GS Mortgage Securities Trust 2019-GS4	3.000%	9/1/52	1,125	1,241
5	GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	500	552
5	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	525	575
5	GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	150	163
5	GS Mortgage Securities Trust 2020-GC47	2.377%	5/12/53	150	158
5	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	212	213
5	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	279	280
5	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	117	117
5	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	400	404
5	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	275	281
5	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	206	209
5	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	200	207
5	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	665	685
5	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	125	131
5	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	450	461
5	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	70	72
5	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	127	128
5	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	194	196
5	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	325	335
5	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	50	51
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	378	390
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	1,260	1,291
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	408	417
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.142%	12/15/47	144	149
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	109	111
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	99	103
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	200	214
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	300	324
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	150	159
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.130%	12/15/46	150	159
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	673	697
5	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	75	81
5	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	325	363
5	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	975	1,042
5	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	400	447
5	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	325	352

72

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	1,250	1,407
5	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	134	136
5	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	400	432
5	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	1,400	1,632
5	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	850	951
5	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	75	82
5	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	122	129
5	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.175%	7/15/45	81	85
5	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	151	157
5	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	790	848
5	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	220	231
5	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	42	44
5	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	435	470
5	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	275	292
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	135	140
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	625	680
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	125	133
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	5.053%	1/15/47	188	199
5	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	474	514
5	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	93	98
5	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.971%	2/15/47	113	120
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	2	2
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	225	228
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.996%	4/15/47	225	244
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	175	185
5	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	87	90
5	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	100	109
5	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.996%	8/15/47	75	78
5	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	650	708
5	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	175	186
5	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	319	349
5	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	188	201

73

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	46	46
5	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.638%	11/15/47	150	163
5	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	300	317
5	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	750	815
5	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	200	211
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	360	390
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	200	210
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	200	206
5	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	372	384
5	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	218	233
5	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	500	537
5	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	100	105
5	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	28	28
5	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	208	216
5	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	350	382
5	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	412	433
5	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	425	470
5	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	200	214
5	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	203	214
5	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	218	241
5	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	411	431
5	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	425	465
5	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	300	333
5	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	325	341
5	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	300	324
5	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	150	158
5	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	2,000	2,248
5	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	425	459
5	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	275	306
5	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.712%	10/15/50	175	193
5	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	1,000	1,173
5	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	125	144

74

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	JPMDB Commercial Mortgage Securities Trust 2019-COR6	3.056%	11/13/52	750	827
5	JPMDB Commercial Mortgage Securities Trust 2020-COR7	2.180%	5/13/53	250	258
5	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	49	49
5	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	275	279
5	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	125	128
5	Mercedes-Benz Auto Receivables Trust 2020-1	0.550%	2/18/25	175	175
5	Mercedes-Benz Auto Receivables Trust 2020-1	0.770%	10/15/26	30	30
5	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	175	180
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.218%	7/15/46	1,600	1,715
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.298%	8/15/46	240	258
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.498%	8/15/46	120	120
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	445	478
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	300	325
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.915%	11/15/46	150	158
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	179	185
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	36	37
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	225	232
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	100	103
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	150	157
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	125	128
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	167	168
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	375	403
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.921%	2/15/47	150	160
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	60	62
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	325	354
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.495%	6/15/47	125	130
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	20	20
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	100	109
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.630%	10/15/47	125	132
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	203	212
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	275	295
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	185	192
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	725	771
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	412	427

75

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	325	350
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	200	207
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	12	12
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	150	157
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	450	493
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	475	499
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	250	275
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	275	289
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	300	328
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	200	212
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	250	276
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	300	316
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	800	873
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	800	854
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	950	1,030
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	800	896
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	325	359
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	1,000	1,116
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	400	442
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	400	433
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	575	642
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	664
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	228
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	332
5	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	433
5	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	336
5	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	854
5	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	825	917
5	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	613
5	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	1,050	1,184
5	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	125	140
5	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	625	735
5	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	775	865
5	Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	750	811
5	Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	115	121
1	National Australia Bank Ltd.	2.250%	3/16/21	625	633
5	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	175	178
5	Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	75	77
5	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	123	123
5	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	150	150
5	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	259	262
5	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	307	309
5	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	400	413

76

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	550	566
5	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	150	158
5	Nissan Auto Receivables 2019-C Owner Trust	1.930%	7/15/24	650	668
5	Nissan Auto Receivables 2019-C Owner Trust	1.950%	5/15/26	150	156
5	Nissan Auto Receivables 2020-A Owner Trust	1.380%	12/16/24	150	153
5	Nissan Auto Receivables 2020-B Owner Trust	0.550%	7/15/24	200	200
5	Nissan Auto Receivables 2020-B Owner Trust	0.710%	1/15/27	50	50
5	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	137	141
5	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	100	108
5	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	225	258
	Royal Bank of Canada	2.100%	10/14/20	3,950	3,969
	Royal Bank of Canada	2.300%	3/22/21	650	659
5	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	20	20
5	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	250	253
5	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	18	18
5	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	250	253
5	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	1,200	1,236
5	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	1,162	1,173
5	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	675	699
5	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	1,200	1,217
5	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	1,175	1,256
1	Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,026
5	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	410	412
5	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	314	316
5	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	175	180
5	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	402	408
5	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	100	105
5	Toyota Auto Receivables 2020-A Owner Trust	1.660%	5/15/24	565	578
5	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	95	98
5	Toyota Auto Receivables 2020-B Owner Trust	1.360%	8/15/24	50	51
5	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	888
5	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	382
5	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	664
5	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	163
5	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	806
5	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	317
5	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	524
5	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	673
5	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	292
5	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	441
5	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	678
5	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	363
5	UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	800	937
5	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	150	174
5	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	475	565
5	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	173	187
5	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	600	710
5	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	100	117
5	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	975	1,166
5	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	575	677
5	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	681
5	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	200	229
5	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	363
5	UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	1,200	1,368
5	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	400	449
5	UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	125	141
5	UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	450	488
5	UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	275	302
5	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,000	1,030
5	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	300
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	182
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	77
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	200	203
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	100	104

77

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Volkswagen Auto Loan Enhanced Trust 2020-1	0.980%	11/20/24	100	101
5	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	198	205
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	79	82
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	900	948
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	53
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	192	196
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	430
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	211
5	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	375	389
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	214
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	182
5	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	872	931
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	682
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	124
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	251	263
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	677
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	108	112
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	853	914
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	204
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	175	185
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	275	304
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	225	245
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	31	31
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	116	120
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	175	188
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	325	345
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	200	222
5	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	770	846
5	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	525	557
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	218	229
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	475	524
5	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	150	162
5	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	325	348
5	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	325	366
5	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	350	364
5	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	614	661
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	854	956
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	242	267
5	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	725	810
5	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	400	439
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	400	436
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	600	674
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	150	168
5	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,000	1,118
5	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	1,200	1,352
5	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	1,200	1,340
5	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	1,200	1,384
5	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	200	227
5	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	775	905
5	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	1,000	1,167
5	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	475	554
5	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	975	1,136
5	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	575	660
5	Wells Fargo Commercial Mortgage Trust 2019-C52	3.143%	8/15/52	350	369
5	Wells Fargo Commercial Mortgage Trust 2019-C53	3.040%	10/15/52	750	832
5	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	450	501
5	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	1,075	1,279
5	Wells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	780	876
5	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	200	218
5	Wells Fargo Commercial Mortgage Trust 2020-C55	2.725%	2/15/53	675	730
5	Wells Fargo Commercial Mortgage Trust 2020-C56	2.448%	6/15/53	135	143
5	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	600	615
5	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	434	444
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	308

78

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	258
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	179
5	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	319	327
5	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	261
5	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	113
5	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	54
5	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	231
5	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	45
5	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	422
5	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	205
5	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	110	114
5	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	696
5	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	168
5	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	120	125
5	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	196
5	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	311
5	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	70	73
5	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	108
5	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	106
5	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	104
5	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	1	1
5	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	200
5	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,554
5	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	53
5	WFRBS Commercial Mortgage Trust 2013-C18	4.845%	12/15/46	75	80
5	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	2	2
5	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	151
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	189
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.895%	3/15/46	50	53
5	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	38	39
5	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	64	64
5	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	192
5	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	51
5	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	78	81
5	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	137
5	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	133
5	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	459
5	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	650	706
5	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	105
5	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	217	226
5	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	136
5	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	81
5	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	220	229
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	781
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	319
5	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	625	628
5	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	775	786
5	World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	475	488
5	World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	350	354
5	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	175	175
5	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	50	50
5	World Omni Automobile Lease Securitization Trust 2020-A	1.700%	1/17/23	200	203
5	World Omni Automobile Lease Securitization Trust 2020-A	1.790%	6/16/25	115	117
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $446,626)					478,191
Corporate Bonds (11.3%)
Finance (3.4%)
	Banking (2.4%)
	Ally Financial Inc.	4.125%	2/13/22	510	523

79

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ally Financial Inc.	3.875%	5/21/24	200	206
	Ally Financial Inc.	5.125%	9/30/24	550	594
	Ally Financial Inc.	8.000%	11/1/31	1,600	2,092
	American Express Co.	3.700%	11/5/21	1,000	1,040
	American Express Co.	2.750%	5/20/22	1,000	1,037
	American Express Co.	2.500%	8/1/22	2,400	2,487
	American Express Co.	2.650%	12/2/22	1,500	1,569
	American Express Co.	3.400%	2/27/23	950	1,015
	American Express Co.	3.700%	8/3/23	1,500	1,632
	American Express Co.	3.400%	2/22/24	1,000	1,086
	American Express Co.	2.500%	7/30/24	1,065	1,129
	American Express Co.	3.000%	10/30/24	1,200	1,297
	American Express Co.	3.625%	12/5/24	1,404	1,551
	American Express Co.	4.050%	12/3/42	121	148
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,395
	American Express Credit Corp.	3.300%	5/3/27	1,960	2,200
	Associated Bank NA	3.500%	8/13/21	250	255
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	309
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	250	259
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,750	1,838
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	286
	Banco Santander SA	3.848%	4/12/23	1,200	1,275
	Banco Santander SA	2.706%	6/27/24	400	420
	Banco Santander SA	5.179%	11/19/25	1,300	1,456
	Banco Santander SA	4.250%	4/11/27	2,000	2,204
	Banco Santander SA	3.800%	2/23/28	200	215
	Banco Santander SA	4.379%	4/12/28	1,200	1,342
	Banco Santander SA	3.306%	6/27/29	500	537
	Banco Santander SA	3.490%	5/28/30	1,000	1,075
	Bancolombia SA	3.000%	1/29/25	400	392
5	Bank of America Corp.	2.369%	7/21/21	1,155	1,155
5	Bank of America Corp.	2.328%	10/1/21	2,500	2,510
5	Bank of America Corp.	2.738%	1/23/22	1,300	1,313
	Bank of America Corp.	2.503%	10/21/22	1,850	1,894
	Bank of America Corp.	3.300%	1/11/23	925	985
5	Bank of America Corp.	3.124%	1/20/23	410	425
5	Bank of America Corp.	2.816%	7/21/23	3,575	3,713
	Bank of America Corp.	4.100%	7/24/23	1,425	1,560
5	Bank of America Corp.	3.550%	3/5/24	3,535	3,764
5	Bank of America Corp.	3.864%	7/23/24	625	679
	Bank of America Corp.	4.200%	8/26/24	3,025	3,357
	Bank of America Corp.	4.000%	1/22/25	4,240	4,678
	Bank of America Corp.	3.950%	4/21/25	3,036	3,362
5	Bank of America Corp.	3.093%	10/1/25	2,500	2,699
5	Bank of America Corp.	2.456%	10/22/25	1,175	1,234
5	Bank of America Corp.	3.366%	1/23/26	1,300	1,420
	Bank of America Corp.	4.450%	3/3/26	5,650	6,491
	Bank of America Corp.	3.500%	4/19/26	830	935
5	Bank of America Corp.	1.319%	6/19/26	10,700	10,727
	Bank of America Corp.	4.250%	10/22/26	1,700	1,948
5	Bank of America Corp.	3.559%	4/23/27	2,275	2,536
	Bank of America Corp.	3.248%	10/21/27	2,025	2,235
5	Bank of America Corp.	3.824%	1/20/28	450	508
5	Bank of America Corp.	3.705%	4/24/28	1,400	1,582
5	Bank of America Corp.	3.593%	7/21/28	2,250	2,527
5	Bank of America Corp.	3.419%	12/20/28	5,357	5,967
5	Bank of America Corp.	3.970%	3/5/29	1,425	1,630
5	Bank of America Corp.	4.271%	7/23/29	4,275	5,034
5	Bank of America Corp.	3.974%	2/7/30	500	582
5	Bank of America Corp.	3.194%	7/23/30	2,000	2,212
5	Bank of America Corp.	2.884%	10/22/30	4,175	4,518
5	Bank of America Corp.	2.496%	2/13/31	175	183
5	Bank of America Corp.	2.592%	4/29/31	6,000	6,346
	Bank of America Corp.	6.110%	1/29/37	2,010	2,855

80

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Bank of America Corp.	4.244%	4/24/38	2,100	2,574
	Bank of America Corp.	7.750%	5/14/38	2,075	3,408
5	Bank of America Corp.	4.078%	4/23/40	1,425	1,739
5	Bank of America Corp.	2.676%	6/19/41	2,300	2,360
	Bank of America Corp.	5.875%	2/7/42	1,350	2,003
	Bank of America Corp.	5.000%	1/21/44	1,950	2,688
	Bank of America Corp.	4.875%	4/1/44	550	737
	Bank of America Corp.	4.750%	4/21/45	350	460
5	Bank of America Corp.	4.443%	1/20/48	1,625	2,101
5	Bank of America Corp.	3.946%	1/23/49	1,175	1,417
5	Bank of America Corp.	4.330%	3/15/50	700	902
5	Bank of America Corp.	4.083%	3/20/51	4,500	5,624
	Bank of America NA	6.000%	10/15/36	600	855
	Bank of Montreal	3.100%	4/13/21	1,545	1,576
	Bank of Montreal	1.900%	8/27/21	1,500	1,527
	Bank of Montreal	2.900%	3/26/22	2,350	2,447
	Bank of Montreal	2.350%	9/11/22	137	143
	Bank of Montreal	2.550%	11/6/22	13	14
	Bank of Montreal	3.300%	2/5/24	1,000	1,085
	Bank of Montreal	2.500%	6/28/24	800	847
	Bank of Montreal	1.850%	5/1/25	820	846
5	Bank of Montreal	4.338%	10/5/28	400	424
5	Bank of Montreal	3.803%	12/15/32	1,600	1,706
	Bank of New York Mellon Corp.	3.550%	9/23/21	125	129
	Bank of New York Mellon Corp.	2.600%	2/7/22	1,375	1,420
	Bank of New York Mellon Corp.	1.850%	1/27/23	375	387
	Bank of New York Mellon Corp.	2.950%	1/29/23	850	904
	Bank of New York Mellon Corp.	3.500%	4/28/23	625	675
5	Bank of New York Mellon Corp.	2.661%	5/16/23	1,275	1,324
	Bank of New York Mellon Corp.	3.450%	8/11/23	525	569
	Bank of New York Mellon Corp.	2.200%	8/16/23	825	860
	Bank of New York Mellon Corp.	3.650%	2/4/24	150	165
	Bank of New York Mellon Corp.	3.250%	9/11/24	600	658
	Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,326
	Bank of New York Mellon Corp.	2.450%	8/17/26	500	543
	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,700
	Bank of New York Mellon Corp.	3.400%	1/29/28	600	689
5	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,357
	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	1,095
	Bank of New York Mellon Corp.	3.300%	8/23/29	500	562
	Bank of Nova Scotia	2.800%	7/21/21	1,375	1,410
	Bank of Nova Scotia	2.375%	1/18/23	2,250	2,339
	Bank of Nova Scotia	1.950%	2/1/23	1,825	1,880
	Bank of Nova Scotia	3.400%	2/11/24	500	542
	Bank of Nova Scotia	2.200%	2/3/25	1,825	1,911
	Bank of Nova Scotia	1.300%	6/11/25	3,000	3,019
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,410
	Bank of Nova Scotia	2.700%	8/3/26	425	463
	Bank One Corp.	7.625%	10/15/26	3,000	3,998
	Barclays plc	3.200%	8/10/21	850	869
	Barclays plc	3.684%	1/10/23	950	983
5	Barclays plc	4.610%	2/15/23	1,000	1,052
5	Barclays plc	4.338%	5/16/24	1,000	1,077
	Barclays plc	3.650%	3/16/25	3,000	3,253
5	Barclays plc	3.932%	5/7/25	800	861
	Barclays plc	4.375%	1/12/26	1,200	1,349
	Barclays plc	5.200%	5/12/26	1,260	1,405
	Barclays plc	4.337%	1/10/28	1,000	1,113
	Barclays plc	4.836%	5/9/28	4,750	5,211
5	Barclays plc	4.972%	5/16/29	1,000	1,164
5	Barclays plc	5.088%	6/20/30	2,975	3,353
	Barclays plc	2.645%	6/24/31	1,000	1,000
	BBVA USA	2.875%	6/29/22	1,550	1,561
	BNP Paribas SA	3.250%	3/3/23	375	400

81

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BNP Paribas SA	4.250%	10/15/24	500	551
1,5	BNP Paribas SA	3.052%	1/13/31	1,175	1,238
	BPCE SA	2.750%	12/2/21	500	516
1	BPCE SA	3.000%	5/22/22	1,000	1,034
	BPCE SA	4.000%	4/15/24	1,200	1,325
	BPCE SA	3.375%	12/2/26	250	277
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,761
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,088
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	856
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	198
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,197
	Capital One Financial Corp.	4.750%	7/15/21	280	291
	Capital One Financial Corp.	3.050%	3/9/22	675	700
	Capital One Financial Corp.	3.200%	1/30/23	2,000	2,112
	Capital One Financial Corp.	3.500%	6/15/23	82	88
	Capital One Financial Corp.	3.900%	1/29/24	250	272
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,800
	Capital One Financial Corp.	3.300%	10/30/24	1,050	1,126
	Capital One Financial Corp.	4.250%	4/30/25	502	566
	Capital One Financial Corp.	4.200%	10/29/25	500	556
	Capital One Financial Corp.	3.750%	7/28/26	250	273
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,187
	Capital One Financial Corp.	3.800%	1/31/28	2,000	2,223
	Citibank NA	3.400%	7/23/21	1,000	1,030
5	Citibank NA	3.165%	2/19/22	2,500	2,540
	Citigroup Inc.	2.350%	8/2/21	600	611
	Citigroup Inc.	4.500%	1/14/22	1,000	1,058
	Citigroup Inc.	2.750%	4/25/22	1,125	1,166
	Citigroup Inc.	4.050%	7/30/22	2,225	2,362
	Citigroup Inc.	2.700%	10/27/22	1,550	1,618
5	Citigroup Inc.	2.312%	11/4/22	750	765
5	Citigroup Inc.	3.142%	1/24/23	2,000	2,068
	Citigroup Inc.	3.500%	5/15/23	450	480
	Citigroup Inc.	3.875%	10/25/23	1,725	1,895
	Citigroup Inc.	3.750%	6/16/24	2,975	3,283
	Citigroup Inc.	4.000%	8/5/24	725	790
	Citigroup Inc.	3.875%	3/26/25	3,544	3,891
	Citigroup Inc.	3.300%	4/27/25	275	302
	Citigroup Inc.	4.400%	6/10/25	1,975	2,207
	Citigroup Inc.	5.500%	9/13/25	1,000	1,187
	Citigroup Inc.	3.700%	1/12/26	400	446
	Citigroup Inc.	4.600%	3/9/26	975	1,114
5	Citigroup Inc.	3.106%	4/8/26	4,000	4,289
	Citigroup Inc.	3.400%	5/1/26	750	830
	Citigroup Inc.	3.200%	10/21/26	3,000	3,284
	Citigroup Inc.	4.300%	11/20/26	775	884
	Citigroup Inc.	4.450%	9/29/27	3,450	3,933
5	Citigroup Inc.	3.887%	1/10/28	2,075	2,332
	Citigroup Inc.	6.625%	1/15/28	800	1,043
5	Citigroup Inc.	3.668%	7/24/28	1,975	2,198
	Citigroup Inc.	4.125%	7/25/28	425	480
5	Citigroup Inc.	3.520%	10/27/28	1,760	1,949
5	Citigroup Inc.	3.980%	3/20/30	2,000	2,291
5	Citigroup Inc.	2.976%	11/5/30	1,175	1,248
5	Citigroup Inc.	2.666%	1/29/31	175	182
5	Citigroup Inc.	4.412%	3/31/31	8,750	10,324
5	Citigroup Inc.	2.572%	6/3/31	2,500	2,582
	Citigroup Inc.	5.875%	2/22/33	200	259
	Citigroup Inc.	6.000%	10/31/33	525	694
	Citigroup Inc.	6.125%	8/25/36	1,699	2,300
5	Citigroup Inc.	3.878%	1/24/39	1,100	1,281
	Citigroup Inc.	8.125%	7/15/39	1,099	1,901
5	Citigroup Inc.	5.316%	3/26/41	1,200	1,618
	Citigroup Inc.	5.875%	1/30/42	800	1,161

82

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup Inc.	5.300%	5/6/44	750	997
	Citigroup Inc.	4.650%	7/30/45	1,000	1,289
	Citigroup Inc.	4.750%	5/18/46	325	416
	Citigroup Inc.	4.650%	7/23/48	1,480	1,947
	Citizens Bank NA	3.250%	2/14/22	400	414
	Citizens Bank NA	2.650%	5/26/22	600	620
	Citizens Bank NA	3.700%	3/29/23	250	268
	Citizens Bank NA	3.750%	2/18/26	500	560
	Citizens Financial Group Inc.	4.300%	12/3/25	400	445
	Citizens Financial Group Inc.	2.850%	7/27/26	1,775	1,916
	Citizens Financial Group Inc.	2.500%	2/6/30	450	459
	Comerica Bank	4.000%	7/27/25	200	217
	Comerica Inc.	3.700%	7/31/23	750	809
	Commonwealth Bank of Australia	2.550%	3/15/21	625	635
	Cooperatieve Rabobank UA	2.750%	1/10/22	300	310
	Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,189
	Cooperatieve Rabobank UA	3.950%	11/9/22	975	1,031
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,945
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,615	1,796
	Cooperatieve Rabobank UA	4.375%	8/4/25	500	560
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,500	1,644
	Cooperatieve Rabobank UA	5.750%	12/1/43	450	647
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,637
	Credit Suisse AG	3.000%	10/29/21	800	827
	Credit Suisse AG	2.100%	11/12/21	400	408
	Credit Suisse AG	3.625%	9/9/24	2,325	2,565
1	Credit Suisse Group AG	3.574%	1/9/23	1,175	1,216
1,5	Credit Suisse Group AG	4.194%	4/1/31	1,000	1,147
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,100	1,167
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	2,335	2,510
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,643
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,495
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	1,950	2,577
	Credit Suisse USA Inc.	7.125%	7/15/32	465	705
	Deutsche Bank AG	4.250%	10/14/21	2,700	2,768
	Deutsche Bank AG	3.300%	11/16/22	2,500	2,553
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,350
	Deutsche Bank AG	3.700%	5/30/24	775	801
	Deutsche Bank AG	4.100%	1/13/26	400	424
	Discover Bank	3.200%	8/9/21	350	357
	Discover Bank	3.350%	2/6/23	600	637
	Discover Bank	4.200%	8/8/23	500	547
	Discover Bank	2.450%	9/12/24	600	629
	Discover Bank	4.250%	3/13/26	1,125	1,263
	Discover Bank	3.450%	7/27/26	500	541
5	Discover Bank	4.682%	8/9/28	425	429
	Discover Bank	4.650%	9/13/28	500	574
	Discover Bank	2.700%	2/6/30	400	400
	Discover Financial Services	3.850%	11/21/22	225	238
	Discover Financial Services	3.950%	11/6/24	350	381
	Discover Financial Services	3.750%	3/4/25	953	1,027
	Discover Financial Services	4.500%	1/30/26	1,000	1,121
	Discover Financial Services	4.100%	2/9/27	1,175	1,281
	Fifth Third Bancorp	3.500%	3/15/22	950	994
	Fifth Third Bancorp	4.300%	1/16/24	475	523
	Fifth Third Bancorp	3.650%	1/25/24	500	544
	Fifth Third Bancorp	2.375%	1/28/25	1,173	1,236
	Fifth Third Bancorp	3.950%	3/14/28	300	351
	Fifth Third Bancorp	8.250%	3/1/38	710	1,147
	Fifth Third Bank	3.350%	7/26/21	625	639
	Fifth Third Bank	2.875%	10/1/21	1,435	1,474
	Fifth Third Bank	1.800%	1/30/23	315	324
	Fifth Third Bank	3.950%	7/28/25	625	721
	Fifth Third Bank	3.850%	3/15/26	1,500	1,680

83

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Fifth Third Bank	2.250%	2/1/27	415	439
5	First Republic Bank	1.912%	2/12/24	500	511
	First Republic Bank	4.375%	8/1/46	200	235
	First Republic Bank	4.625%	2/13/47	375	451
	FirstMerit Bank NA	4.270%	11/25/26	450	511
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,316
	Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	2,010
	Goldman Sachs Group Inc.	5.750%	1/24/22	2,375	2,562
	Goldman Sachs Group Inc.	3.000%	4/26/22	3,450	3,498
5	Goldman Sachs Group Inc.	2.876%	10/31/22	2,547	2,611
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,725	1,848
	Goldman Sachs Group Inc.	3.200%	2/23/23	2,805	2,977
5	Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,782
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,431
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,929
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	5,372
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,106
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,732
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,289
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,241
5	Goldman Sachs Group Inc.	3.691%	6/5/28	5,550	6,207
5	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,356
5	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,497
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	7,302
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	4,106
	Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	5,245
5	Goldman Sachs Group Inc.	4.017%	10/31/38	1,730	2,012
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	3,129
	Goldman Sachs Group Inc.	4.800%	7/8/44	1,575	2,056
	Goldman Sachs Group Inc.	5.150%	5/22/45	1,575	2,074
	Goldman Sachs Group Inc.	4.750%	10/21/45	225	292
	HSBC Bank USA NA	7.000%	1/15/39	650	968
	HSBC Holdings plc	2.650%	1/5/22	1,575	1,624
	HSBC Holdings plc	4.875%	1/14/22	160	170
	HSBC Holdings plc	4.000%	3/30/22	440	465
5	HSBC Holdings plc	3.262%	3/13/23	3,525	3,647
	HSBC Holdings plc	3.600%	5/25/23	1,525	1,637
	HSBC Holdings plc	4.250%	3/14/24	1,000	1,076
5	HSBC Holdings plc	3.950%	5/18/24	2,500	2,687
5	HSBC Holdings plc	3.803%	3/11/25	3,000	3,240
	HSBC Holdings plc	4.300%	3/8/26	3,570	4,030
	HSBC Holdings plc	3.900%	5/25/26	1,950	2,152
5	HSBC Holdings plc	2.099%	6/4/26	6,900	6,995
5	HSBC Holdings plc	4.292%	9/12/26	3,100	3,437
	HSBC Holdings plc	4.375%	11/23/26	1,000	1,113
5	HSBC Holdings plc	4.041%	3/13/28	1,000	1,101
5	HSBC Holdings plc	4.583%	6/19/29	800	920
	HSBC Holdings plc	4.950%	3/31/30	3,175	3,796
5	HSBC Holdings plc	2.848%	6/4/31	2,000	2,053
	HSBC Holdings plc	7.625%	5/17/32	400	557
	HSBC Holdings plc	7.350%	11/27/32	400	546
	HSBC Holdings plc	6.500%	5/2/36	2,485	3,317
	HSBC Holdings plc	6.500%	9/15/37	660	894
	HSBC Holdings plc	6.800%	6/1/38	1,450	2,026
	HSBC Holdings plc	6.100%	1/14/42	200	284
	HSBC Holdings plc	5.250%	3/14/44	1,200	1,519
	HSBC USA Inc.	3.500%	6/23/24	400	440
	Huntington Bancshares Inc.	2.300%	1/14/22	325	333
	Huntington Bancshares Inc.	4.000%	5/15/25	400	453
	Huntington Bancshares Inc.	2.550%	2/4/30	125	129
	Huntington National Bank	3.125%	4/1/22	400	417
	Huntington National Bank	2.500%	8/7/22	600	624
	Huntington National Bank	1.800%	2/3/23	1,125	1,159
	Huntington National Bank	3.550%	10/6/23	650	708

84

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	ING Groep NV	3.150%	3/29/22	700	727
	ING Groep NV	4.100%	10/2/23	1,500	1,644
	ING Groep NV	3.550%	4/9/24	400	435
	ING Groep NV	3.950%	3/29/27	1,300	1,492
	ING Groep NV	4.550%	10/2/28	1,000	1,198
	ING Groep NV	4.050%	4/9/29	610	715
	JPMorgan Chase & Co.	2.295%	8/15/21	1,925	1,929
	JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,049
	JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,841
	JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,567
	JPMorgan Chase & Co.	2.972%	1/15/23	650	672
	JPMorgan Chase & Co.	3.200%	1/25/23	4,375	4,644
5	JPMorgan Chase & Co.	2.776%	4/25/23	1,500	1,553
	JPMorgan Chase & Co.	3.375%	5/1/23	1,000	1,070
5	JPMorgan Chase & Co.	3.559%	4/23/24	2,930	3,131
	JPMorgan Chase & Co.	3.625%	5/13/24	622	686
5	JPMorgan Chase & Co.	1.514%	6/1/24	8,840	8,960
5	JPMorgan Chase & Co.	3.797%	7/23/24	725	786
	JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,434
5	JPMorgan Chase & Co.	4.023%	12/5/24	1,000	1,099
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,601
5	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,589
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,477
5	JPMorgan Chase & Co.	2.301%	10/15/25	2,000	2,090
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,840
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,247
	JPMorgan Chase & Co.	2.950%	10/1/26	3,950	4,326
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,920
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,102
5	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,991
5	JPMorgan Chase & Co.	3.540%	5/1/28	775	864
5	JPMorgan Chase & Co.	3.509%	1/23/29	2,200	2,457
5	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,965
5	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,827
5	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	2,135
5	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	6,937
5	JPMorgan Chase & Co.	2.956%	5/13/31	3,000	3,185
	JPMorgan Chase & Co.	6.400%	5/15/38	3,010	4,640
5	JPMorgan Chase & Co.	3.882%	7/24/38	1,980	2,321
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	2,009
5	JPMorgan Chase & Co.	3.109%	4/22/41	3,500	3,785
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,700
	JPMorgan Chase & Co.	5.625%	8/16/43	2,000	2,911
	JPMorgan Chase & Co.	4.950%	6/1/45	3,250	4,358
5	JPMorgan Chase & Co.	4.260%	2/22/48	1,275	1,600
5	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	4,273
5	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	3,528
	KeyBank NA	2.500%	11/22/21	300	308
	KeyBank NA	2.400%	6/9/22	1,000	1,035
	KeyBank NA	2.300%	9/14/22	500	519
	KeyBank NA	3.375%	3/7/23	500	537
	KeyBank NA	3.300%	6/1/25	500	557
5	KeyBank NA	3.180%	10/15/27	250	262
	KeyCorp	5.100%	3/24/21	1,310	1,354
	KeyCorp	4.150%	10/29/25	850	971
	KeyCorp	4.100%	4/30/28	1,400	1,608
	KeyCorp	2.550%	10/1/29	600	617
	Lloyds Banking Group plc	3.000%	1/11/22	1,000	1,031
5	Lloyds Banking Group plc	2.858%	3/17/23	975	1,004
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,571
5	Lloyds Banking Group plc	2.907%	11/7/23	1,200	1,245
	Lloyds Banking Group plc	3.900%	3/12/24	800	871
	Lloyds Banking Group plc	4.450%	5/8/25	500	566
5	Lloyds Banking Group plc	3.870%	7/9/25	3,000	3,251

85

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,265
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,111
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,100
	Lloyds Banking Group plc	4.375%	3/22/28	1,025	1,181
5	Lloyds Banking Group plc	3.574%	11/7/28	1,000	1,085
	Lloyds Banking Group plc	4.344%	1/9/48	500	582
	M&T Bank Corp.	3.550%	7/26/23	550	602
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,555
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	278
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	600	618
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	966	983
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	776
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	800	833
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	2,575	2,672
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	1,039
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,200	1,281
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,627
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	209
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,293
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	850
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	1,970	2,033
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	2,204
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	264
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	745
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,656
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	1,096
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,997
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	500	580
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,454
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	897
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,218
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	241
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	1,000	1,131
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	520
	Mizuho Financial Group Inc.	3.549%	3/5/23	425	455
5	Mizuho Financial Group Inc.	2.721%	7/16/23	1,625	1,680
5	Mizuho Financial Group Inc.	3.922%	9/11/24	300	323
5	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,703
5	Mizuho Financial Group Inc.	2.555%	9/13/25	400	417
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	274
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	453
5	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,152
5	Mizuho Financial Group Inc.	3.153%	7/16/30	2,200	2,372
5	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	1,030
	Morgan Stanley	5.500%	7/28/21	2,025	2,131
	Morgan Stanley	2.625%	11/17/21	200	206
	Morgan Stanley	2.750%	5/19/22	2,547	2,646
	Morgan Stanley	4.875%	11/1/22	1,575	1,713
	Morgan Stanley	3.125%	1/23/23	2,000	2,120
	Morgan Stanley	4.100%	5/22/23	2,025	2,182
	Morgan Stanley	3.875%	4/29/24	2,700	2,983
	Morgan Stanley	4.000%	7/23/25	2,330	2,635
	Morgan Stanley	5.000%	11/24/25	1,100	1,293
	Morgan Stanley	3.875%	1/27/26	1,800	2,038
	Morgan Stanley	3.125%	7/27/26	3,150	3,463
	Morgan Stanley	6.250%	8/9/26	975	1,245
	Morgan Stanley	4.350%	9/8/26	2,780	3,195
	Morgan Stanley	3.625%	1/20/27	2,135	2,407
	Morgan Stanley	3.950%	4/23/27	745	835
5	Morgan Stanley	3.591%	7/22/28	3,040	3,421
5	Morgan Stanley	3.772%	1/24/29	2,850	3,246
5	Morgan Stanley	2.699%	1/22/31	175	186
5	Morgan Stanley	3.622%	4/1/31	8,000	9,153
	Morgan Stanley	7.250%	4/1/32	705	1,055

86

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Morgan Stanley	3.971%	7/22/38	2,100	2,503
	Morgan Stanley	6.375%	7/24/42	2,400	3,773
	Morgan Stanley	4.300%	1/27/45	2,850	3,577
	Morgan Stanley	4.375%	1/22/47	750	971
5	Morgan Stanley	5.597%	3/24/51	2,000	3,029
	MUFG Americas Holdings Corp.	3.500%	6/18/22	275	286
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,280	1,363
	MUFG Union Bank NA	3.150%	4/1/22	3,000	3,128
	MUFG Union Bank NA	2.100%	12/9/22	1,945	1,998
	National Australia Bank Ltd.	1.875%	7/12/21	900	912
	National Australia Bank Ltd.	3.375%	9/20/21	1,000	1,035
	National Australia Bank Ltd.	3.700%	11/4/21	500	521
	National Australia Bank Ltd.	2.800%	1/10/22	1,000	1,034
	National Australia Bank Ltd.	3.000%	1/20/23	755	799
	National Australia Bank Ltd.	3.625%	6/20/23	250	271
	National Australia Bank Ltd.	3.375%	1/14/26	150	168
	National Australia Bank Ltd.	2.500%	7/12/26	950	1,035
	National Bank of Canada	2.100%	2/1/23	830	850
	Northern Trust Corp.	2.375%	8/2/22	745	773
	Northern Trust Corp.	3.950%	10/30/25	600	693
	Northern Trust Corp.	3.650%	8/3/28	325	379
	Northern Trust Corp.	3.150%	5/3/29	500	570
5	Northern Trust Corp.	3.375%	5/8/32	275	294
	People's United Bank NA	4.000%	7/15/24	275	286
	People's United Financial Inc.	3.650%	12/6/22	413	427
	PNC Bank NA	2.550%	12/9/21	2,100	2,154
	PNC Bank NA	2.625%	2/17/22	1,200	1,237
	PNC Bank NA	2.450%	7/28/22	400	415
5	PNC Bank NA	2.028%	12/9/22	590	602
	PNC Bank NA	2.950%	1/30/23	1,100	1,158
	PNC Bank NA	3.800%	7/25/23	700	758
	PNC Bank NA	3.300%	10/30/24	887	973
	PNC Bank NA	2.950%	2/23/25	1,089	1,184
	PNC Bank NA	3.250%	6/1/25	825	915
	PNC Bank NA	4.200%	11/1/25	825	960
	PNC Bank NA	3.100%	10/25/27	250	280
	PNC Bank NA	3.250%	1/22/28	600	676
	PNC Bank NA	4.050%	7/26/28	1,000	1,172
	PNC Bank NA	2.700%	10/22/29	300	319
	PNC Financial Services Group Inc.	2.854%	11/9/22	400	421
	PNC Financial Services Group Inc.	3.500%	1/23/24	200	218
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	551
	PNC Financial Services Group Inc.	3.150%	5/19/27	700	783
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	3,322
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,451
	PNC Funding Corp.	3.300%	3/8/22	1,280	1,336
5	Regions Bank	3.374%	8/13/21	525	525
	Regions Bank	6.450%	6/26/37	500	675
	Regions Financial Corp.	2.750%	8/14/22	775	807
	Regions Financial Corp.	3.800%	8/14/23	650	707
	Regions Financial Corp.	7.375%	12/10/37	500	704
	Royal Bank of Canada	3.200%	4/30/21	2,700	2,763
	Royal Bank of Canada	2.750%	2/1/22	1,400	1,451
	Royal Bank of Canada	2.800%	4/29/22	1,000	1,041
	Royal Bank of Canada	1.950%	1/17/23	400	412
	Royal Bank of Canada	1.600%	4/17/23	500	512
	Royal Bank of Canada	3.700%	10/5/23	1,050	1,146
	Royal Bank of Canada	2.550%	7/16/24	975	1,035
	Royal Bank of Canada	2.250%	11/1/24	1,750	1,841
	Royal Bank of Canada	1.150%	6/10/25	1,300	1,302
	Royal Bank of Canada	4.650%	1/27/26	750	873
	Royal Bank of Scotland Group plc	6.125%	12/15/22	600	655
5	Royal Bank of Scotland Group plc	3.498%	5/15/23	1,400	1,452
	Royal Bank of Scotland Group plc	6.100%	6/10/23	900	992

87

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,695
	Royal Bank of Scotland Group plc	6.000%	12/19/23	600	672
	Royal Bank of Scotland Group plc	5.125%	5/28/24	1,890	2,057
5	Royal Bank of Scotland Group plc	4.519%	6/25/24	1,000	1,086
5	Royal Bank of Scotland Group plc	4.269%	3/22/25	3,800	4,132
	Royal Bank of Scotland Group plc	4.800%	4/5/26	225	259
5	Royal Bank of Scotland Group plc	4.892%	5/18/29	2,000	2,356
5	Royal Bank of Scotland Group plc	3.754%	11/1/29	200	207
5	Royal Bank of Scotland Group plc	5.076%	1/27/30	1,140	1,364
5	Royal Bank of Scotland Group plc	4.445%	5/8/30	175	202
	Santander Holdings USA Inc.	3.400%	1/18/23	850	883
	Santander Holdings USA Inc.	4.500%	7/17/25	500	538
	Santander Holdings USA Inc.	3.244%	10/5/26	3,850	4,004
	Santander Holdings USA Inc.	4.400%	7/13/27	900	968
	Santander UK Group Holdings plc	2.875%	8/5/21	825	844
	Santander UK Group Holdings plc	3.571%	1/10/23	700	724
5	Santander UK Group Holdings plc	3.823%	11/3/28	500	548
	Santander UK plc	2.100%	1/13/23	1,810	1,869
	Santander UK plc	4.000%	3/13/24	1,200	1,322
	Santander UK plc	2.875%	6/18/24	250	266
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,015
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	1,000	1,015
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	519
1	Societe Generale SA	3.000%	1/22/30	1,000	1,020
1,5	Standard Chartered plc	4.644%	4/1/31	1,000	1,135
5	State Street Corp.	2.653%	5/15/23	2,000	2,072
	State Street Corp.	3.100%	5/15/23	550	591
5	State Street Corp.	3.776%	12/3/24	1,000	1,102
	State Street Corp.	3.550%	8/18/25	635	722
5	State Street Corp.	2.354%	11/1/25	550	582
	State Street Corp.	2.650%	5/19/26	4,500	4,937
5	State Street Corp.	4.141%	12/3/29	800	961
	State Street Corp.	2.400%	1/24/30	625	666
5	State Street Corp.	3.031%	11/1/34	550	586
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	340
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	82
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	791
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	3,171
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	991
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,304
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	1,031
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	835
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,585
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,083
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,190
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,645
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	500	525
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	805	840
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	800	850
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	705
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,090
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,600	1,748
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,600	1,768
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	743
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	293
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	1,075
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	600	633
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	421
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,250
	SVB Financial Group	3.500%	1/29/25	319	337
	SVB Financial Group	3.125%	6/5/30	300	321
	Svenska Handelsbanken AB	2.450%	3/30/21	650	659
	Svenska Handelsbanken AB	1.875%	9/7/21	925	939
	Synchrony Bank	3.000%	6/15/22	350	357

88

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Synchrony Financial	3.750%	8/15/21	300	305
	Synchrony Financial	2.850%	7/25/22	300	302
	Synchrony Financial	4.375%	3/19/24	500	527
	Synchrony Financial	4.250%	8/15/24	700	734
	Synchrony Financial	3.700%	8/4/26	500	513
	Synchrony Financial	3.950%	12/1/27	1,125	1,171
5	Synovus Bank	2.289%	2/10/23	250	253
	Synovus Financial Corp.	3.125%	11/1/22	250	254
	Toronto-Dominion Bank	2.125%	4/7/21	2,000	2,027
	Toronto-Dominion Bank	1.800%	7/13/21	650	660
	Toronto-Dominion Bank	1.900%	12/1/22	900	929
	Toronto-Dominion Bank	0.750%	6/12/23	4,000	4,012
	Toronto-Dominion Bank	2.650%	6/12/24	3,000	3,207
	Toronto-Dominion Bank	1.150%	6/12/25	800	807
5	Toronto-Dominion Bank	3.625%	9/15/31	500	559
	Truist Bank	2.625%	1/15/22	1,000	1,031
	Truist Bank	2.800%	5/17/22	2,000	2,082
5	Truist Bank	3.502%	8/2/22	425	437
	Truist Bank	3.000%	2/2/23	450	476
	Truist Bank	2.750%	5/1/23	250	264
	Truist Bank	3.200%	4/1/24	3,000	3,252
5	Truist Bank	3.689%	8/2/24	725	785
	Truist Bank	2.150%	12/6/24	1,300	1,368
	Truist Bank	3.625%	9/16/25	2,600	2,892
	Truist Bank	3.300%	5/15/26	725	799
	Truist Bank	3.800%	10/30/26	400	455
	Truist Financial Corp	2.900%	3/3/21	300	304
	Truist Financial Corp.	3.200%	9/3/21	750	772
	Truist Financial Corp.	2.700%	1/27/22	500	516
	Truist Financial Corp.	2.750%	4/1/22	750	777
	Truist Financial Corp.	3.050%	6/20/22	1,000	1,046
	Truist Financial Corp.	3.750%	12/6/23	900	985
	Truist Financial Corp.	2.500%	8/1/24	100	106
	Truist Financial Corp.	2.850%	10/26/24	791	851
	Truist Financial Corp.	4.000%	5/1/25	35	40
	Truist Financial Corp.	3.700%	6/5/25	1,902	2,152
	Truist Financial Corp.	1.200%	8/5/25	500	505
	Truist Financial Corp.	3.875%	3/19/29	600	679
	Truist Financial Corp.	1.950%	6/5/30	300	305
1,5	UBS Group AG	3.126%	8/13/30	1,175	1,270
	US Bancorp	2.625%	1/24/22	2,000	2,065
	US Bancorp	3.000%	3/15/22	575	600
	US Bancorp	2.950%	7/15/22	375	393
	US Bancorp	3.700%	1/30/24	650	714
	US Bancorp	3.375%	2/5/24	1,000	1,092
	US Bancorp	2.400%	7/30/24	825	877
	US Bancorp	3.950%	11/17/25	150	173
	US Bancorp	3.100%	4/27/26	1,500	1,663
	US Bancorp	2.375%	7/22/26	125	135
	US Bancorp	3.150%	4/27/27	1,250	1,398
	US Bancorp	3.900%	4/26/28	425	506
	US Bancorp	3.000%	7/30/29	1,775	1,931
	US Bank NA	3.450%	11/16/21	300	312
	US Bank NA	1.800%	1/21/22	1,250	1,275
	US Bank NA	2.650%	5/23/22	1,250	1,302
	US Bank NA	1.950%	1/9/23	1,220	1,265
	US Bank NA	2.850%	1/23/23	600	633
	US Bank NA	3.400%	7/24/23	850	918
	US Bank NA	2.050%	1/21/25	1,250	1,322
	US Bank NA	2.800%	1/27/25	1,749	1,898
	Wachovia Corp.	6.605%	10/1/25	1,000	1,155
	Wachovia Corp.	7.500%	4/15/35	150	215
	Wachovia Corp.	5.500%	8/1/35	325	425
	Wachovia Corp.	6.550%	10/15/35	100	134

89

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wells Fargo & Co.	2.100%	7/26/21	3,300	3,358
	Wells Fargo & Co.	3.500%	3/8/22	600	629
	Wells Fargo & Co.	2.625%	7/22/22	295	307
	Wells Fargo & Co.	3.069%	1/24/23	4,875	5,049
	Wells Fargo & Co.	3.450%	2/13/23	3,500	3,718
	Wells Fargo & Co.	4.125%	8/15/23	1,675	1,822
	Wells Fargo & Co.	3.750%	1/24/24	1,000	1,092
5	Wells Fargo & Co.	1.654%	6/2/24	3,000	3,041
5	Wells Fargo & Co.	2.406%	10/30/25	2,400	2,493
	Wells Fargo & Co.	3.000%	4/22/26	4,025	4,385
5	Wells Fargo & Co.	2.188%	4/30/26	3,000	3,101
	Wells Fargo & Co.	4.100%	6/3/26	1,925	2,170
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,476
	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,717
5	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,549
	Wells Fargo & Co.	4.150%	1/24/29	200	236
5	Wells Fargo & Co.	2.879%	10/30/30	8,000	8,552
5	Wells Fargo & Co.	4.478%	4/4/31	5,210	6,284
5	Wells Fargo & Co.	3.068%	4/30/41	6,000	6,243
	Wells Fargo & Co.	5.375%	11/2/43	1,550	2,089
	Wells Fargo & Co.	5.606%	1/15/44	1,900	2,634
	Wells Fargo & Co.	4.650%	11/4/44	2,175	2,687
	Wells Fargo & Co.	3.900%	5/1/45	650	763
	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,958
	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,672
	Wells Fargo & Co.	4.750%	12/7/46	2,175	2,781
5	Wells Fargo & Co.	5.013%	4/4/51	5,500	7,596
	Wells Fargo & Co.	5.950%	12/1/86	425	511
5	Wells Fargo Bank NA	3.325%	7/23/21	1,050	1,053
	Wells Fargo Bank NA	3.625%	10/22/21	2,000	2,078
	Wells Fargo Bank NA	3.550%	8/14/23	2,500	2,703
	Wells Fargo Bank NA	5.950%	8/26/36	550	749
	Wells Fargo Bank NA	5.850%	2/1/37	425	585
	Wells Fargo Bank NA	6.600%	1/15/38	605	886
	Westpac Banking Corp.	2.000%	8/19/21	1,000	1,019
	Westpac Banking Corp.	2.500%	6/28/22	2,400	2,493
	Westpac Banking Corp.	2.750%	1/11/23	800	843
	Westpac Banking Corp.	2.000%	1/13/23	620	639
	Westpac Banking Corp.	3.650%	5/15/23	400	434
	Westpac Banking Corp.	3.300%	2/26/24	1,000	1,088
	Westpac Banking Corp.	2.350%	2/19/25	800	849
	Westpac Banking Corp.	2.850%	5/13/26	450	495
	Westpac Banking Corp.	2.700%	8/19/26	650	709
	Westpac Banking Corp.	3.350%	3/8/27	800	908
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,770
5	Westpac Banking Corp.	2.894%	2/4/30	3,007	3,047
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,932
	Zions Bancorp NA	3.250%	10/29/29	250	246
	Brokerage (0.1%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	379
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	787
	Ameriprise Financial Inc.	3.000%	3/22/22	100	104
	Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,745
	Ameriprise Financial Inc.	3.700%	10/15/24	350	390
	Ameriprise Financial Inc.	3.000%	4/2/25	2,209	2,392
	BGC Partners Inc.	5.125%	5/27/21	200	203
	BGC Partners Inc.	3.750%	10/1/24	425	419
	BlackRock Inc.	3.500%	3/18/24	700	771
	BlackRock Inc.	3.200%	3/15/27	550	621
	BlackRock Inc.	3.250%	4/30/29	500	573
	BlackRock Inc.	2.400%	4/30/30	1,000	1,077
	BlackRock Inc.	1.900%	1/28/31	915	933
	Brookfield Asset Management Inc.	4.000%	1/15/25	658	720

90

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brookfield Finance Inc.	4.250%	6/2/26	150	169
Brookfield Finance Inc.	3.900%	1/25/28	500	548
Brookfield Finance Inc.	4.850%	3/29/29	600	705
Brookfield Finance Inc.	4.350%	4/15/30	320	361
Brookfield Finance Inc.	4.700%	9/20/47	750	863
Brookfield Finance LLC	4.000%	4/1/24	725	783
Brookfield Finance LLC	3.450%	4/15/50	450	432
Cboe Global Markets Inc.	3.650%	1/12/27	490	549
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,286
Charles Schwab Corp.	2.650%	1/25/23	400	421
Charles Schwab Corp.	3.550%	2/1/24	420	460
Charles Schwab Corp.	3.850%	5/21/25	100	113
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,232
Charles Schwab Corp.	3.200%	1/25/28	400	447
Charles Schwab Corp.	4.000%	2/1/29	440	517
Charles Schwab Corp.	3.250%	5/22/29	475	533
CME Group Inc.	3.000%	9/15/22	850	897
CME Group Inc.	3.000%	3/15/25	133	146
CME Group Inc.	5.300%	9/15/43	720	1,070
E*TRADE Financial Corp.	3.800%	8/24/27	325	360
E*TRADE Financial Corp.	4.500%	6/20/28	330	382
Eaton Vance Corp.	3.625%	6/15/23	225	236
Eaton Vance Corp.	3.500%	4/6/27	300	326
Franklin Resources Inc.	2.800%	9/15/22	500	521
Franklin Resources Inc.	2.850%	3/30/25	250	271
Intercontinental Exchange Inc.	4.000%	10/15/23	290	321
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,253
Intercontinental Exchange Inc.	3.100%	9/15/27	200	223
Intercontinental Exchange Inc.	3.750%	9/21/28	500	582
Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	2,282
Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	1,078
Invesco Finance plc	3.125%	11/30/22	500	527
Invesco Finance plc	4.000%	1/30/24	650	705
Invesco Finance plc	3.750%	1/15/26	800	875
Invesco Finance plc	5.375%	11/30/43	900	1,056
Janus Capital Group Inc.	4.875%	8/1/25	250	274
Jefferies Financial Group Inc.	5.500%	10/18/23	475	515
Jefferies Group LLC	5.125%	1/20/23	500	546
Jefferies Group LLC	4.850%	1/15/27	600	659
Jefferies Group LLC	6.250%	1/15/36	320	364
Jefferies Group LLC	6.500%	1/20/43	350	409
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	1,100	1,192
Lazard Group LLC	3.750%	2/13/25	100	107
Lazard Group LLC	3.625%	3/1/27	1,350	1,417
Lazard Group LLC	4.500%	9/19/28	425	476
Legg Mason Inc.	4.750%	3/15/26	425	481
Legg Mason Inc.	5.625%	1/15/44	450	563
Nasdaq Inc.	4.250%	6/1/24	125	138
Nasdaq Inc.	3.850%	6/30/26	675	759
Nasdaq Inc.	3.250%	4/28/50	165	173
Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,669
Raymond James Financial Inc.	3.625%	9/15/26	375	416
Raymond James Financial Inc.	4.650%	4/1/30	250	299
Raymond James Financial Inc.	4.950%	7/15/46	875	1,069
Stifel Financial Corp.	3.500%	12/1/20	125	125
Stifel Financial Corp.	4.250%	7/18/24	400	427
Stifel Financial Corp.	4.000%	5/15/30	100	106
TD Ameritrade Holding Corp.	2.950%	4/1/22	850	884
TD Ameritrade Holding Corp.	3.625%	4/1/25	669	747
TD Ameritrade Holding Corp.	3.300%	4/1/27	700	783
TD Ameritrade Holding Corp.	2.750%	10/1/29	300	330

91

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Finance Companies (0.1%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	745	752
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	125	126
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	675	675
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	1,150	1,135
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	475	479
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	650	632
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	1,300	1,362
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	500	482
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	275	243
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	1,000	903
	Air Lease Corp.	3.750%	2/1/22	3,150	3,181
	Air Lease Corp.	2.250%	1/15/23	200	196
	Air Lease Corp.	2.750%	1/15/23	400	396
	Air Lease Corp.	3.875%	7/3/23	425	430
	Air Lease Corp.	4.250%	2/1/24	550	566
	Air Lease Corp.	4.250%	9/15/24	475	487
	Air Lease Corp.	2.300%	2/1/25	425	404
	Air Lease Corp.	3.250%	3/1/25	600	599
	Air Lease Corp.	3.375%	7/1/25	750	750
	Air Lease Corp.	3.625%	4/1/27	200	195
	Air Lease Corp.	4.625%	10/1/28	300	305
	Air Lease Corp.	3.250%	10/1/29	595	562
	Air Lease Corp.	3.000%	2/1/30	425	394
	Aircastle Ltd.	4.400%	9/25/23	450	429
	Aircastle Ltd.	4.125%	5/1/24	1,625	1,517
	Aircastle Ltd.	4.250%	6/15/26	500	459
	Ares Capital Corp.	3.500%	2/10/23	600	603
	Ares Capital Corp.	4.200%	6/10/24	825	839
	Ares Capital Corp.	4.250%	3/1/25	480	498
	Ares Capital Corp.	3.250%	7/15/25	500	485
	FS KKR Capital Corp.	4.750%	5/15/22	100	99
	FS KKR Capital Corp.	4.625%	7/15/24	100	100
	FS KKR Capital Corp.	4.125%	2/1/25	500	483
	GATX Corp.	3.250%	3/30/25	375	385
	GATX Corp.	3.850%	3/30/27	250	266
	GATX Corp.	3.500%	3/15/28	200	206
	GATX Corp.	4.550%	11/7/28	600	658
	GATX Corp.	4.700%	4/1/29	275	311
	GATX Corp.	4.000%	6/30/30	460	498
	GATX Corp.	5.200%	3/15/44	150	182
	GATX Corp.	4.500%	3/30/45	150	157
1	GE Capital Funding LLC	3.450%	5/15/25	1,320	1,381
1	GE Capital Funding LLC	4.050%	5/15/27	1,000	1,054
1	GE Capital Funding LLC	4.400%	5/15/30	2,680	2,785
1	GE Capital Funding LLC	4.550%	5/15/32	700	722
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	8,432	8,496
	International Lease Finance Corp.	8.625%	1/15/22	3,150	3,371
	International Lease Finance Corp.	5.875%	8/15/22	615	636
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	98
	Owl Rock Capital Corp.	5.250%	4/15/24	100	105
	Owl Rock Capital Corp.	4.000%	3/30/25	100	98
	Owl Rock Capital Corp.	3.750%	7/22/25	800	780

92

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Prospect Capital Corp.	5.875%	3/15/23	150	150
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	221
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	109
	AEGON Funding Co. LLC	5.750%	12/15/20	524	535
5	Aegon NV	5.500%	4/11/48	585	616
	Aetna Inc.	2.750%	11/15/22	650	677
	Aetna Inc.	2.800%	6/15/23	950	1,000
	Aetna Inc.	3.500%	11/15/24	495	538
	Aetna Inc.	6.625%	6/15/36	500	698
	Aetna Inc.	6.750%	12/15/37	350	499
	Aetna Inc.	4.500%	5/15/42	375	446
	Aetna Inc.	4.125%	11/15/42	325	363
	Aetna Inc.	3.875%	8/15/47	1,000	1,116
	Aflac Inc.	3.625%	6/15/23	575	627
	Aflac Inc.	3.625%	11/15/24	580	655
	Aflac Inc.	3.250%	3/17/25	325	359
	Aflac Inc.	2.875%	10/15/26	600	659
	Aflac Inc.	3.600%	4/1/30	740	863
	Aflac Inc.	4.000%	10/15/46	150	172
	Aflac Inc.	4.750%	1/15/49	830	1,062
	Alleghany Corp.	4.950%	6/27/22	425	458
	Alleghany Corp.	4.900%	9/15/44	300	342
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	365
	Allstate Corp.	3.150%	6/15/23	1,700	1,826
	Allstate Corp.	3.280%	12/15/26	400	455
	Allstate Corp.	5.550%	5/9/35	105	148
	Allstate Corp.	4.500%	6/15/43	725	927
	Allstate Corp.	3.850%	8/10/49	400	489
5	Allstate Corp.	5.750%	8/15/53	90	93
5	Allstate Corp.	6.500%	5/15/67	650	780
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	324
	American Financial Group Inc.	3.500%	8/15/26	250	266
	American Financial Group Inc.	4.500%	6/15/47	500	516
	American Financial Group Inc.	5.250%	4/2/30	356	421
	American International Group Inc.	3.300%	3/1/21	1,500	1,525
	American International Group Inc.	4.875%	6/1/22	895	964
	American International Group Inc.	4.125%	2/15/24	650	720
	American International Group Inc.	2.500%	6/30/25	710	749
	American International Group Inc.	3.750%	7/10/25	950	1,050
	American International Group Inc.	3.900%	4/1/26	500	563
	American International Group Inc.	4.200%	4/1/28	750	853
	American International Group Inc.	4.250%	3/15/29	200	228
	American International Group Inc.	3.400%	6/30/30	2,230	2,399
	American International Group Inc.	3.875%	1/15/35	800	897
	American International Group Inc.	4.700%	7/10/35	325	392
	American International Group Inc.	6.250%	5/1/36	600	792
	American International Group Inc.	4.500%	7/16/44	2,025	2,350
	American International Group Inc.	4.800%	7/10/45	500	604
	American International Group Inc.	4.750%	4/1/48	295	355
5	American International Group Inc.	5.750%	4/1/48	525	537
	American International Group Inc.	4.375%	6/30/50	800	916
	American International Group Inc.	4.375%	1/15/55	625	724
5	American International Group Inc.	8.175%	5/15/68	400	497
	Anthem Inc.	3.700%	8/15/21	495	508
	Anthem Inc.	3.125%	5/15/22	350	366
	Anthem Inc.	2.950%	12/1/22	600	631
	Anthem Inc.	3.300%	1/15/23	771	821
	Anthem Inc.	3.500%	8/15/24	975	1,066
	Anthem Inc.	2.375%	1/15/25	409	433
	Anthem Inc.	3.650%	12/1/27	1,250	1,420
	Anthem Inc.	4.101%	3/1/28	1,280	1,496
	Anthem Inc.	2.875%	9/15/29	425	459

93

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anthem Inc.	2.250%	5/15/30	4,000	4,111
	Anthem Inc.	5.850%	1/15/36	300	409
	Anthem Inc.	6.375%	6/15/37	300	419
	Anthem Inc.	4.625%	5/15/42	1,275	1,597
	Anthem Inc.	4.650%	1/15/43	1,750	2,217
	Anthem Inc.	5.100%	1/15/44	1,200	1,593
	Anthem Inc.	4.650%	8/15/44	525	667
	Anthem Inc.	4.375%	12/1/47	1,100	1,370
	Anthem Inc.	4.550%	3/1/48	120	153
	Anthem Inc.	3.125%	5/15/50	770	799
	Aon Corp.	8.205%	1/1/27	150	181
	Aon Corp.	4.500%	12/15/28	600	712
	Aon Corp.	3.750%	5/2/29	380	435
	Aon Corp.	2.800%	5/15/30	1,620	1,722
	Aon Corp.	6.250%	9/30/40	150	217
	Aon plc	2.800%	3/15/21	350	355
	Aon plc	4.000%	11/27/23	100	109
	Aon plc	3.500%	6/14/24	575	625
	Aon plc	3.875%	12/15/25	300	340
	Aon plc	4.600%	6/14/44	625	757
	Aon plc	4.750%	5/15/45	695	881
	Arch Capital Finance LLC	4.011%	12/15/26	350	395
	Arch Capital Finance LLC	5.031%	12/15/46	100	125
	Arch Capital Group Ltd.	7.350%	5/1/34	500	740
	Arch Capital Group US Inc.	5.144%	11/1/43	275	347
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,875	1,966
	Assurant Inc.	4.000%	3/15/23	225	237
	Assurant Inc.	4.200%	9/27/23	100	107
	Assurant Inc.	4.900%	3/27/28	400	434
	Assurant Inc.	6.750%	2/15/34	92	110
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	400	446
	Athene Holding Ltd.	4.125%	1/12/28	835	859
	Athene Holding Ltd.	6.150%	4/3/30	700	805
	AXA SA	8.600%	12/15/30	830	1,179
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	1,975
5	AXIS Specialty Finance LLC	4.900%	1/15/40	250	232
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,589
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	837
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,000	1,031
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	193
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	784
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	710
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	2,532
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	810	1,038
	Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	1,011
	Berkshire Hathaway Inc.	3.000%	2/11/23	225	240
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,675	1,772
	Berkshire Hathaway Inc.	3.125%	3/15/26	1,975	2,201
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,752
	Brighthouse Financial Inc.	3.700%	6/22/27	1,111	1,127
	Brighthouse Financial Inc.	4.700%	6/22/47	1,500	1,370
	Brown & Brown Inc.	4.200%	9/15/24	400	434
	Brown & Brown Inc.	4.500%	3/15/29	275	301
	Chubb Corp.	6.000%	5/11/37	375	538
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,139
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	370
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	302
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,288
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,504
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	270
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	280
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	1,037
	Cigna Holding Co.	4.375%	12/15/20	150	151
	Cincinnati Financial Corp.	6.920%	5/15/28	300	394

94

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Cincinnati Financial Corp.	6.125%	11/1/34	275	385
	CNA Financial Corp.	5.750%	8/15/21	175	184
	CNA Financial Corp.	3.950%	5/15/24	895	972
	CNA Financial Corp.	3.450%	8/15/27	400	421
	CNA Financial Corp.	3.900%	5/1/29	800	872
	Enstar Group Ltd.	4.500%	3/10/22	125	127
	Enstar Group Ltd.	4.950%	6/1/29	680	715
	Equitable Holdings Inc.	3.900%	4/20/23	400	427
	Equitable Holdings Inc.	7.000%	4/1/28	600	734
	Equitable Holdings Inc.	4.350%	4/20/28	3,960	4,410
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,365
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	347
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	431
	Fidelity National Financial Inc.	3.400%	6/15/30	500	519
	First American Financial Corp.	4.600%	11/15/24	220	237
	Globe Life Inc.	3.800%	9/15/22	200	210
	Globe Life Inc.	4.550%	9/15/28	385	438
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	294
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	825
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	576
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	529
	Humana Inc.	3.150%	12/1/22	400	419
	Humana Inc.	2.900%	12/15/22	600	627
	Humana Inc.	3.850%	10/1/24	861	944
	Humana Inc.	3.950%	3/15/27	950	1,075
	Humana Inc.	3.125%	8/15/29	400	434
	Humana Inc.	4.875%	4/1/30	480	591
	Humana Inc.	4.625%	12/1/42	375	472
	Humana Inc.	4.950%	10/1/44	620	807
	Humana Inc.	3.950%	8/15/49	470	546
	Kemper Corp.	4.350%	2/15/25	167	179
	Lincoln National Corp.	4.200%	3/15/22	440	463
	Lincoln National Corp.	4.000%	9/1/23	225	245
	Lincoln National Corp.	3.350%	3/9/25	212	230
	Lincoln National Corp.	3.625%	12/12/26	250	278
	Lincoln National Corp.	3.800%	3/1/28	850	938
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,355
	Lincoln National Corp.	4.375%	6/15/50	500	570
	Loews Corp.	2.625%	5/15/23	350	367
	Loews Corp.	3.750%	4/1/26	695	780
	Loews Corp.	3.200%	5/15/30	500	540
	Loews Corp.	6.000%	2/1/35	250	338
	Loews Corp.	4.125%	5/15/43	275	300
	Manulife Financial Corp.	4.150%	3/4/26	575	675
5	Manulife Financial Corp.	4.061%	2/24/32	760	801
	Manulife Financial Corp.	5.375%	3/4/46	850	1,121
	Markel Corp.	4.900%	7/1/22	525	563
	Markel Corp.	3.500%	11/1/27	200	213
	Markel Corp.	3.350%	9/17/29	250	265
	Markel Corp.	5.000%	4/5/46	350	432
	Markel Corp.	4.300%	11/1/47	200	223
	Markel Corp.	5.000%	5/20/49	200	250
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	434
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	387
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	236
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	384
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,770
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	469
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	425
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	690
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	415	430
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,461
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	100	127
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	249

95

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	850	1,153
	Mercury General Corp.	4.400%	3/15/27	315	331
	MetLife Inc.	3.048%	12/15/22	484	513
	MetLife Inc.	4.368%	9/15/23	500	557
	MetLife Inc.	3.600%	4/10/24	750	830
	MetLife Inc.	3.000%	3/1/25	500	547
	MetLife Inc.	4.550%	3/23/30	1,500	1,861
	MetLife Inc.	6.500%	12/15/32	250	364
	MetLife Inc.	6.375%	6/15/34	505	759
	MetLife Inc.	5.700%	6/15/35	425	603
	MetLife Inc.	5.875%	2/6/41	645	901
	MetLife Inc.	4.125%	8/13/42	525	620
	MetLife Inc.	4.875%	11/13/43	1,250	1,610
	MetLife Inc.	4.721%	12/15/44	1,150	1,449
	MetLife Inc.	4.600%	5/13/46	146	186
5	MetLife Inc.	6.400%	12/15/66	1,505	1,789
	Old Republic International Corp.	4.875%	10/1/24	465	504
	Old Republic International Corp.	3.875%	8/26/26	425	456
	PartnerRe Finance B LLC	3.700%	7/2/29	390	428
	Principal Financial Group Inc.	3.125%	5/15/23	200	211
	Principal Financial Group Inc.	3.400%	5/15/25	696	765
	Principal Financial Group Inc.	3.100%	11/15/26	300	326
	Principal Financial Group Inc.	3.700%	5/15/29	500	571
	Principal Financial Group Inc.	2.125%	6/15/30	100	101
	Principal Financial Group Inc.	4.625%	9/15/42	500	608
	Principal Financial Group Inc.	4.350%	5/15/43	240	282
	Principal Financial Group Inc.	4.300%	11/15/46	365	427
	Progressive Corp.	3.750%	8/23/21	445	462
	Progressive Corp.	6.625%	3/1/29	150	205
	Progressive Corp.	3.700%	1/26/45	250	295
	Progressive Corp.	4.125%	4/15/47	385	486
	Progressive Corp.	4.200%	3/15/48	465	599
	Progressive Corp.	3.950%	3/26/50	1,520	1,908
	Prudential Financial Inc.	3.500%	5/15/24	450	497
	Prudential Financial Inc.	2.100%	3/10/30	1,000	1,016
	Prudential Financial Inc.	5.750%	7/15/33	345	467
	Prudential Financial Inc.	5.700%	12/14/36	505	685
	Prudential Financial Inc.	6.625%	12/1/37	300	437
	Prudential Financial Inc.	6.625%	6/21/40	250	370
5	Prudential Financial Inc.	5.875%	9/15/42	675	717
5	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,355
	Prudential Financial Inc.	5.100%	8/15/43	225	269
	Prudential Financial Inc.	4.600%	5/15/44	1,100	1,326
5	Prudential Financial Inc.	5.375%	5/15/45	650	676
	Prudential Financial Inc.	3.905%	12/7/47	1,362	1,546
5	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,268
	Prudential Financial Inc.	3.935%	12/7/49	985	1,107
	Prudential Financial Inc.	4.350%	2/25/50	935	1,114
	Prudential plc	3.125%	4/14/30	740	794
	Reinsurance Group of America Inc.	4.700%	9/15/23	250	276
	Reinsurance Group of America Inc.	3.950%	9/15/26	100	110
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	326
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	172
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	240
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	218
	Selective Insurance Group Inc.	5.375%	3/1/49	240	271
	Sompo International Holdings Ltd.	4.700%	10/15/22	220	233
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	318
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	935
	Travelers Cos. Inc.	6.750%	6/20/36	475	716
	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,553
	Travelers Cos. Inc.	5.350%	11/1/40	130	181
	Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,302
	Travelers Cos. Inc.	4.300%	8/25/45	250	317

96

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Travelers Cos. Inc.	4.000%	5/30/47	550	672
Travelers Cos. Inc.	4.050%	3/7/48	250	310
Travelers Cos. Inc.	2.550%	4/27/50	685	673
Trinity Acquisition plc	4.400%	3/15/26	450	512
UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,630
UnitedHealth Group Inc.	2.875%	12/15/21	625	647
UnitedHealth Group Inc.	2.875%	3/15/22	525	543
UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,400
UnitedHealth Group Inc.	2.375%	10/15/22	405	422
UnitedHealth Group Inc.	2.750%	2/15/23	400	420
UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,411
UnitedHealth Group Inc.	3.500%	6/15/23	500	543
UnitedHealth Group Inc.	2.375%	8/15/24	550	585
UnitedHealth Group Inc.	3.750%	7/15/25	2,750	3,128
UnitedHealth Group Inc.	3.700%	12/15/25	200	229
UnitedHealth Group Inc.	3.100%	3/15/26	750	834
UnitedHealth Group Inc.	3.450%	1/15/27	600	685
UnitedHealth Group Inc.	3.850%	6/15/28	400	472
UnitedHealth Group Inc.	3.875%	12/15/28	500	596
UnitedHealth Group Inc.	2.875%	8/15/29	475	528
UnitedHealth Group Inc.	2.000%	5/15/30	2,935	3,070
UnitedHealth Group Inc.	6.500%	6/15/37	200	303
UnitedHealth Group Inc.	6.625%	11/15/37	325	496
UnitedHealth Group Inc.	6.875%	2/15/38	1,355	2,124
UnitedHealth Group Inc.	3.500%	8/15/39	1,010	1,170
UnitedHealth Group Inc.	2.750%	5/15/40	745	786
UnitedHealth Group Inc.	5.950%	2/15/41	240	351
UnitedHealth Group Inc.	4.375%	3/15/42	325	405
UnitedHealth Group Inc.	3.950%	10/15/42	800	958
UnitedHealth Group Inc.	4.250%	3/15/43	75	93
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,771
UnitedHealth Group Inc.	4.200%	1/15/47	775	966
UnitedHealth Group Inc.	4.250%	4/15/47	950	1,204
UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,528
UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,455
UnitedHealth Group Inc.	3.700%	8/15/49	680	806
UnitedHealth Group Inc.	2.900%	5/15/50	920	968
UnitedHealth Group Inc.	3.875%	8/15/59	2,250	2,734
UnitedHealth Group Inc.	3.125%	5/15/60	740	784
Unum Group	4.000%	3/15/24	200	212
Unum Group	4.000%	6/15/29	210	216
Unum Group	5.750%	8/15/42	400	423
Unum Group	4.500%	12/15/49	350	317
Voya Financial Inc.	3.125%	7/15/24	650	693
Voya Financial Inc.	3.650%	6/15/26	750	829
Voya Financial Inc.	5.700%	7/15/43	350	448
Voya Financial Inc.	4.800%	6/15/46	125	148
Willis North America Inc.	3.600%	5/15/24	600	649
Willis North America Inc.	4.500%	9/15/28	500	581
Willis North America Inc.	2.950%	9/15/29	1,260	1,331
Willis North America Inc.	5.050%	9/15/48	200	255
Willis North America Inc.	3.875%	9/15/49	625	688
WR Berkley Corp.	4.625%	3/15/22	225	238
WR Berkley Corp.	4.750%	8/1/44	290	339
XLIT Ltd.	4.450%	3/31/25	467	522
XLIT Ltd.	5.250%	12/15/43	100	135
XLIT Ltd.	5.500%	3/31/45	450	598
Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	311
ORIX Corp.	3.250%	12/4/24	275	296
ORIX Corp.	3.700%	7/18/27	650	722
Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	81

97

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	725	800
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	598	660
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	346
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	224
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	397
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	241
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	329	351
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	611
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	483
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	669
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	263
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	682
American Campus Communities Operating Partnership LP	3.750%	4/15/23	225	231
American Campus Communities Operating Partnership LP	4.125%	7/1/24	250	261
American Campus Communities Operating Partnership LP	3.300%	7/15/26	100	102
American Campus Communities Operating Partnership LP	3.625%	11/15/27	300	308
American Campus Communities Operating Partnership LP	2.850%	2/1/30	500	479
American Campus Communities Operating Partnership LP	3.875%	1/30/31	250	262
American Homes 4 Rent LP	4.900%	2/15/29	325	362
AvalonBay Communities Inc.	2.850%	3/15/23	200	209
AvalonBay Communities Inc.	4.200%	12/15/23	865	953
AvalonBay Communities Inc.	3.500%	11/15/24	250	275
AvalonBay Communities Inc.	3.450%	6/1/25	425	473
AvalonBay Communities Inc.	2.950%	5/11/26	250	271
AvalonBay Communities Inc.	2.900%	10/15/26	50	54
AvalonBay Communities Inc.	3.350%	5/15/27	300	333
AvalonBay Communities Inc.	3.200%	1/15/28	350	387
AvalonBay Communities Inc.	2.300%	3/1/30	500	525
AvalonBay Communities Inc.	2.450%	1/15/31	855	910
AvalonBay Communities Inc.	3.900%	10/15/46	255	309
Boston Properties LP	3.850%	2/1/23	950	1,014
Boston Properties LP	3.125%	9/1/23	1,375	1,456
Boston Properties LP	3.800%	2/1/24	2,521	2,728
Boston Properties LP	3.200%	1/15/25	550	590
Boston Properties LP	2.750%	10/1/26	475	507
Boston Properties LP	3.250%	1/30/31	1,600	1,718
Brandywine Operating Partnership LP	3.950%	2/15/23	270	278
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	2,000
Brixmor Operating Partnership LP	3.650%	6/15/24	300	309
Brixmor Operating Partnership LP	3.850%	2/1/25	475	491
Brixmor Operating Partnership LP	4.125%	6/15/26	400	420
Brixmor Operating Partnership LP	3.900%	3/15/27	300	306
Brixmor Operating Partnership LP	4.125%	5/15/29	838	863
Brixmor Operating Partnership LP	4.050%	7/1/30	400	407
Camden Property Trust	4.100%	10/15/28	250	294
Camden Property Trust	3.150%	7/1/29	100	111
Camden Property Trust	2.800%	5/15/30	235	253
Camden Property Trust	3.350%	11/1/49	800	861
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	105
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,150
Corporate Office Properties LP	3.600%	5/15/23	600	610
CubeSmart LP	4.375%	12/15/23	500	546
CubeSmart LP	4.000%	11/15/25	160	177
CubeSmart LP	3.125%	9/1/26	425	454
CubeSmart LP	4.375%	2/15/29	150	174
CubeSmart LP	3.000%	2/15/30	300	319
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	505	530
Digital Realty Trust LP	3.950%	7/1/22	900	951

98

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Digital Realty Trust LP	3.625%	10/1/22	1,555	1,636
Digital Realty Trust LP	3.700%	8/15/27	400	455
Digital Realty Trust LP	4.450%	7/15/28	500	594
Digital Realty Trust LP	3.600%	7/1/29	700	796
Duke Realty LP	3.625%	4/15/23	275	292
Duke Realty LP	3.750%	12/1/24	202	223
Duke Realty LP	3.250%	6/30/26	75	82
Duke Realty LP	3.375%	12/15/27	250	279
Duke Realty LP	4.000%	9/15/28	500	580
Duke Realty LP	2.875%	11/15/29	250	271
Duke Realty LP	1.750%	7/1/30	750	744
Duke Realty LP	3.050%	3/1/50	175	182
EPR Properties	5.250%	7/15/23	400	392
EPR Properties	4.500%	4/1/25	300	284
EPR Properties	4.750%	12/15/26	500	477
EPR Properties	4.950%	4/15/28	300	286
EPR Properties	3.750%	8/15/29	400	348
ERP Operating LP	4.625%	12/15/21	69	72
ERP Operating LP	3.000%	4/15/23	625	656
ERP Operating LP	3.375%	6/1/25	350	383
ERP Operating LP	2.850%	11/1/26	1,300	1,413
ERP Operating LP	3.500%	3/1/28	500	564
ERP Operating LP	4.150%	12/1/28	300	355
ERP Operating LP	3.000%	7/1/29	250	276
ERP Operating LP	2.500%	2/15/30	300	319
ERP Operating LP	4.500%	7/1/44	550	712
ERP Operating LP	4.500%	6/1/45	350	451
Essex Portfolio LP	5.200%	3/15/21	175	177
Essex Portfolio LP	3.250%	5/1/23	50	53
Essex Portfolio LP	3.875%	5/1/24	275	299
Essex Portfolio LP	3.500%	4/1/25	200	218
Essex Portfolio LP	3.375%	4/15/26	300	326
Essex Portfolio LP	3.625%	5/1/27	350	389
Essex Portfolio LP	4.000%	3/1/29	280	325
Essex Portfolio LP	3.000%	1/15/30	405	438
Essex Portfolio LP	2.650%	3/15/32	455	482
Essex Portfolio LP	4.500%	3/15/48	1,000	1,266
Federal Realty Investment Trust	2.750%	6/1/23	325	331
Federal Realty Investment Trust	3.250%	7/15/27	225	238
Federal Realty Investment Trust	3.200%	6/15/29	75	78
Federal Realty Investment Trust	4.500%	12/1/44	425	472
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	316
Healthcare Realty Trust Inc.	2.400%	3/15/30	300	287
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	105
Healthcare Trust of America Holdings LP	3.500%	8/1/26	625	675
Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	423
Healthcare Trust of America Holdings LP	3.100%	2/15/30	395	398
Healthpeak Properties Inc.	3.150%	8/1/22	250	262
Healthpeak Properties Inc.	4.250%	11/15/23	24	26
Healthpeak Properties Inc.	4.200%	3/1/24	1,700	1,860
Healthpeak Properties Inc.	3.400%	2/1/25	400	432
Healthpeak Properties Inc.	3.250%	7/15/26	150	164
Healthpeak Properties Inc.	3.500%	7/15/29	500	541
Healthpeak Properties Inc.	3.000%	1/15/30	4,000	4,154
Healthpeak Properties Inc.	2.875%	1/15/31	100	103
Healthpeak Properties Inc.	6.750%	2/1/41	175	247
Highwoods Realty LP	4.125%	3/15/28	850	911
Host Hotels & Resorts LP	3.750%	10/15/23	240	245
Host Hotels & Resorts LP	4.000%	6/15/25	728	748
Host Hotels & Resorts LP	3.375%	12/15/29	400	382
Hudson Pacific Properties LP	3.950%	11/1/27	250	259
Hudson Pacific Properties LP	4.650%	4/1/29	200	216
Hudson Pacific Properties LP	3.250%	1/15/30	240	232
Kilroy Realty LP	3.800%	1/15/23	250	258

99

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kilroy Realty LP	3.450%	12/15/24	850	879
Kilroy Realty LP	4.750%	12/15/28	350	393
Kilroy Realty LP	3.050%	2/15/30	1,200	1,193
Kimco Realty Corp.	3.125%	6/1/23	550	566
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,312
Kimco Realty Corp.	4.250%	4/1/45	425	416
Kimco Realty Corp.	4.450%	9/1/47	250	259
Kite Realty Group LP	4.000%	10/1/26	725	675
Life Storage LP	3.500%	7/1/26	475	510
Life Storage LP	3.875%	12/15/27	100	109
Life Storage LP	4.000%	6/15/29	125	137
Mid-America Apartments LP	4.300%	10/15/23	350	382
Mid-America Apartments LP	3.750%	6/15/24	325	350
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,106
Mid-America Apartments LP	2.750%	3/15/30	295	312
National Retail Properties Inc.	3.900%	6/15/24	275	292
National Retail Properties Inc.	4.000%	11/15/25	450	486
National Retail Properties Inc.	3.500%	10/15/27	550	575
National Retail Properties Inc.	4.300%	10/15/28	300	327
National Retail Properties Inc.	2.500%	4/15/30	325	311
National Retail Properties Inc.	4.800%	10/15/48	250	271
National Retail Properties Inc.	3.100%	4/15/50	500	417
Office Properties Income Trust	4.000%	7/15/22	275	272
Omega Healthcare Investors Inc.	4.375%	8/1/23	625	646
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	290
Omega Healthcare Investors Inc.	4.500%	1/15/25	281	288
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	508
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	317
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	1,950
Physicians Realty LP	4.300%	3/15/27	290	303
Physicians Realty LP	3.950%	1/15/28	300	306
Piedmont Operating Partnership LP	3.400%	6/1/23	300	298
Piedmont Operating Partnership LP	4.450%	3/15/24	275	280
Prologis LP	2.125%	4/15/27	900	946
Prologis LP	3.875%	9/15/28	300	353
Prologis LP	4.375%	2/1/29	50	62
Prologis LP	2.250%	4/15/30	400	420
Prologis LP	4.375%	9/15/48	300	401
Prologis LP	3.000%	4/15/50	510	535
Public Storage	2.370%	9/15/22	250	259
Public Storage	3.094%	9/15/27	300	336
Public Storage	3.385%	5/1/29	420	485
Realty Income Corp.	3.250%	10/15/22	1,300	1,362
Realty Income Corp.	3.875%	7/15/24	250	270
Realty Income Corp.	3.875%	4/15/25	200	222
Realty Income Corp.	4.125%	10/15/26	775	884
Realty Income Corp.	3.000%	1/15/27	525	555
Realty Income Corp.	3.650%	1/15/28	790	867
Realty Income Corp.	3.250%	6/15/29	575	620
Realty Income Corp.	4.650%	3/15/47	820	1,010
Regency Centers LP	3.600%	2/1/27	340	360
Regency Centers LP	4.125%	3/15/28	250	273
Regency Centers LP	2.950%	9/15/29	400	406
Regency Centers LP	4.400%	2/1/47	400	437
Sabra Health Care LP	5.125%	8/15/26	100	101
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	240	241
Select Income REIT	4.150%	2/1/22	225	224
Select Income REIT	4.250%	5/15/24	500	488
Select Income REIT	4.500%	2/1/25	250	240
Simon Property Group LP	2.350%	1/30/22	500	509
Simon Property Group LP	2.625%	6/15/22	450	462
Simon Property Group LP	2.750%	2/1/23	400	416
Simon Property Group LP	2.750%	6/1/23	3,400	3,542
Simon Property Group LP	3.750%	2/1/24	500	534

100

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	2.000%	9/13/24	595	606
Simon Property Group LP	3.500%	9/1/25	200	216
Simon Property Group LP	3.300%	1/15/26	195	206
Simon Property Group LP	3.250%	11/30/26	300	324
Simon Property Group LP	3.375%	6/15/27	820	865
Simon Property Group LP	3.375%	12/1/27	1,000	1,057
Simon Property Group LP	2.450%	9/13/29	1,595	1,581
Simon Property Group LP	6.750%	2/1/40	500	701
Simon Property Group LP	4.750%	3/15/42	350	400
Simon Property Group LP	4.250%	11/30/46	425	459
Simon Property Group LP	3.250%	9/13/49	500	473
SITE Centers Corp.	3.625%	2/1/25	463	466
SITE Centers Corp.	4.250%	2/1/26	250	252
SITE Centers Corp.	4.700%	6/1/27	1,000	1,020
SL Green Operating Partnership LP	3.250%	10/15/22	350	348
Spirit Realty LP	3.200%	1/15/27	315	296
Spirit Realty LP	4.000%	7/15/29	245	238
Spirit Realty LP	3.400%	1/15/30	315	295
STORE Capital Corp.	4.500%	3/15/28	225	227
STORE Capital Corp.	4.625%	3/15/29	300	305
Tanger Properties LP	3.750%	12/1/24	200	194
Tanger Properties LP	3.125%	9/1/26	375	344
Tanger Properties LP	3.875%	7/15/27	250	231
UDR Inc.	3.750%	7/1/24	236	255
UDR Inc.	2.950%	9/1/26	600	632
UDR Inc.	3.500%	7/1/27	150	163
UDR Inc.	3.500%	1/15/28	50	55
UDR Inc.	3.200%	1/15/30	240	259
UDR Inc.	3.100%	11/1/34	265	283
Ventas Realty LP	3.100%	1/15/23	1,243	1,268
Ventas Realty LP	3.125%	6/15/23	1,240	1,272
Ventas Realty LP	3.500%	4/15/24	325	337
Ventas Realty LP	3.750%	5/1/24	200	209
Ventas Realty LP	2.650%	1/15/25	456	441
Ventas Realty LP	3.500%	2/1/25	59	61
Ventas Realty LP	3.850%	4/1/27	275	292
Ventas Realty LP	3.000%	1/15/30	325	322
Ventas Realty LP	4.750%	11/15/30	100	113
Ventas Realty LP	5.700%	9/30/43	325	374
Ventas Realty LP	4.375%	2/1/45	250	255
Ventas Realty LP	4.875%	4/15/49	650	714
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	512
VEREIT Operating Partnership LP	4.600%	2/6/24	375	398
VEREIT Operating Partnership LP	4.625%	11/1/25	400	433
VEREIT Operating Partnership LP	4.875%	6/1/26	350	381
VEREIT Operating Partnership LP	3.950%	8/15/27	475	481
VEREIT Operating Partnership LP	3.400%	1/15/28	500	500
VEREIT Operating Partnership LP	3.100%	12/15/29	500	483
Vornado Realty LP	3.500%	1/15/25	425	416
Washington REIT	3.950%	10/15/22	100	102
Weingarten Realty Investors	3.375%	10/15/22	200	205
Weingarten Realty Investors	3.500%	4/15/23	200	205
Weingarten Realty Investors	4.450%	1/15/24	75	79
Welltower Inc.	3.750%	3/15/23	1,985	2,091
Welltower Inc.	4.500%	1/15/24	125	137
Welltower Inc.	3.625%	3/15/24	225	240
Welltower Inc.	4.000%	6/1/25	1,264	1,391
Welltower Inc.	4.250%	4/1/26	450	502
Welltower Inc.	2.700%	2/15/27	400	408
Welltower Inc.	4.250%	4/15/28	750	837
Welltower Inc.	4.125%	3/15/29	500	558
Welltower Inc.	2.750%	1/15/31	500	495
Welltower Inc.	6.500%	3/15/41	200	257
Welltower Inc.	4.950%	9/1/48	400	459

101

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	WP Carey Inc.	4.600%	4/1/24	550	586
	WP Carey Inc.	4.000%	2/1/25	200	209
	WP Carey Inc.	4.250%	10/1/26	300	323
	WP Carey Inc.	3.850%	7/15/29	200	208
					1,518,139
Industrial (7.0%)
	Basic Industry (0.3%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	190	196
	Air Products & Chemicals Inc.	2.750%	2/3/23	200	210
	Air Products & Chemicals Inc.	3.350%	7/31/24	1,200	1,316
	Air Products & Chemicals Inc.	1.850%	5/15/27	150	157
	Air Products & Chemicals Inc.	2.050%	5/15/30	700	735
	Air Products & Chemicals Inc.	2.700%	5/15/40	600	634
	Air Products & Chemicals Inc.	2.800%	5/15/50	400	423
	Airgas Inc.	3.650%	7/15/24	494	542
	Albemarle Corp.	4.150%	12/1/24	532	571
	Albemarle Corp.	5.450%	12/1/44	325	342
1	Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	175	168
	Barrick Gold Corp.	6.450%	10/15/35	375	509
	Barrick Gold Corp.	5.250%	4/1/42	500	653
	Barrick North America Finance LLC	5.700%	5/30/41	1,170	1,559
	Barrick North America Finance LLC	5.750%	5/1/43	50	70
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	898
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	831
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	520
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	650	804
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,925	2,642
	Braskem Finance Ltd.	6.450%	2/3/24	238	260
	Cabot Corp.	3.700%	7/15/22	50	52
	Cabot Corp.	4.000%	7/1/29	240	246
	Celanese US Holdings LLC	3.500%	5/8/24	400	422
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	307
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	879
	Dow Chemical Co.	3.150%	5/15/24	400	426
	Dow Chemical Co.	3.500%	10/1/24	1,131	1,222
	Dow Chemical Co.	4.550%	11/30/25	750	856
	Dow Chemical Co.	3.625%	5/15/26	600	660
	Dow Chemical Co.	7.375%	11/1/29	100	142
	Dow Chemical Co.	4.250%	10/1/34	550	614
	Dow Chemical Co.	9.400%	5/15/39	960	1,605
	Dow Chemical Co.	5.250%	11/15/41	375	462
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,441
	Dow Chemical Co.	4.625%	10/1/44	400	463
	Dow Chemical Co.	5.550%	11/30/48	700	914
	Dow Chemical Co.	4.800%	5/15/49	300	358
	DuPont de Nemours Inc.	2.169%	5/1/23	600	611
	DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,248
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,727
	DuPont de Nemours Inc.	4.725%	11/15/28	1,725	2,073
	DuPont de Nemours Inc.	5.319%	11/15/38	1,025	1,292
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	2,118
	Eastman Chemical Co.	3.600%	8/15/22	317	332
	Eastman Chemical Co.	3.800%	3/15/25	996	1,081
	Eastman Chemical Co.	4.800%	9/1/42	400	456
	Eastman Chemical Co.	4.650%	10/15/44	850	976
	Ecolab Inc.	4.350%	12/8/21	378	399
	Ecolab Inc.	2.375%	8/10/22	400	416
	Ecolab Inc.	3.250%	1/14/23	393	417
	Ecolab Inc.	2.700%	11/1/26	600	664
	Ecolab Inc.	3.250%	12/1/27	400	450
	Ecolab Inc.	4.800%	3/24/30	500	632
	Ecolab Inc.	5.500%	12/8/41	85	122
	Ecolab Inc.	3.950%	12/1/47	993	1,239

102

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EI du Pont de Nemours & Co.	1.700%	7/15/25	200	207
EI du Pont de Nemours & Co.	2.300%	7/15/30	400	416
Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,125	1,204
Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	257
Fibria Overseas Finance Ltd.	5.500%	1/17/27	150	161
FMC Corp.	3.950%	2/1/22	150	155
FMC Corp.	4.100%	2/1/24	750	810
FMC Corp.	3.200%	10/1/26	300	323
FMC Corp.	3.450%	10/1/29	400	436
FMC Corp.	4.500%	10/1/49	300	356
Georgia-Pacific LLC	8.875%	5/15/31	700	1,117
Huntsman International LLC	4.500%	5/1/29	250	263
International Flavors & Fragrances Inc.	3.200%	5/1/23	100	104
International Flavors & Fragrances Inc.	4.450%	9/26/28	215	244
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	589
International Flavors & Fragrances Inc.	5.000%	9/26/48	500	584
International Paper Co.	7.500%	8/15/21	308	330
International Paper Co.	3.650%	6/15/24	400	441
International Paper Co.	3.800%	1/15/26	350	394
International Paper Co.	3.000%	2/15/27	400	431
International Paper Co.	5.000%	9/15/35	150	187
International Paper Co.	7.300%	11/15/39	805	1,131
International Paper Co.	6.000%	11/15/41	300	392
International Paper Co.	4.800%	6/15/44	600	714
International Paper Co.	5.150%	5/15/46	1,025	1,277
International Paper Co.	4.400%	8/15/47	800	934
International Paper Co.	4.350%	8/15/48	300	352
Kinross Gold Corp.	5.125%	9/1/21	200	205
Kinross Gold Corp.	5.950%	3/15/24	400	451
Kinross Gold Corp.	4.500%	7/15/27	100	109
LYB International Finance BV	4.000%	7/15/23	500	542
LYB International Finance BV	5.250%	7/15/43	500	601
LYB International Finance BV	4.875%	3/15/44	500	585
LYB International Finance II BV	3.500%	3/2/27	450	489
LYB International Finance III LLC	2.875%	5/1/25	400	426
LYB International Finance III LLC	3.375%	5/1/30	400	426
LYB International Finance III LLC	4.200%	10/15/49	485	519
LYB International Finance III LLC	4.200%	5/1/50	1,165	1,251
LyondellBasell Industries NV	6.000%	11/15/21	775	819
LyondellBasell Industries NV	4.625%	2/26/55	910	1,011
Mosaic Co.	3.750%	11/15/21	865	886
Mosaic Co.	3.250%	11/15/22	650	665
Mosaic Co.	4.250%	11/15/23	3,600	3,774
Mosaic Co.	4.050%	11/15/27	400	426
Mosaic Co.	5.450%	11/15/33	100	105
Mosaic Co.	5.625%	11/15/43	425	458
Newmont Corp.	3.625%	6/9/21	450	459
Newmont Corp.	3.700%	3/15/23	371	385
Newmont Corp.	2.800%	10/1/29	550	579
Newmont Corp.	2.250%	10/1/30	1,000	1,013
Newmont Corp.	5.875%	4/1/35	325	450
Newmont Corp.	6.250%	10/1/39	500	700
Newmont Corp.	4.875%	3/15/42	1,450	1,857
Nucor Corp.	4.125%	9/15/22	200	213
Nucor Corp.	4.000%	8/1/23	325	354
Nucor Corp.	2.000%	6/1/25	1,014	1,051
Nucor Corp.	2.700%	6/1/30	300	315
Nucor Corp.	6.400%	12/1/37	525	728
Nucor Corp.	5.200%	8/1/43	375	482
Nucor Corp.	4.400%	5/1/48	500	600
Nutrien Ltd.	3.150%	10/1/22	410	427
Nutrien Ltd.	1.900%	5/13/23	400	411
Nutrien Ltd.	3.500%	6/1/23	275	293
Nutrien Ltd.	3.375%	3/15/25	550	598

103

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Nutrien Ltd.	3.000%	4/1/25	250	267
	Nutrien Ltd.	4.000%	12/15/26	300	339
	Nutrien Ltd.	4.200%	4/1/29	275	317
	Nutrien Ltd.	2.950%	5/13/30	400	423
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,399
	Nutrien Ltd.	5.875%	12/1/36	300	366
	Nutrien Ltd.	5.625%	12/1/40	385	469
	Nutrien Ltd.	4.900%	6/1/43	125	147
	Nutrien Ltd.	5.250%	1/15/45	300	370
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,534
	Packaging Corp. of America	4.500%	11/1/23	640	707
	Packaging Corp. of America	3.650%	9/15/24	500	546
	Packaging Corp. of America	3.400%	12/15/27	400	439
	Packaging Corp. of America	3.000%	12/15/29	400	433
	Packaging Corp. of America	4.050%	12/15/49	200	238
	PPG Industries Inc.	2.400%	8/15/24	300	318
	PPG Industries Inc.	2.550%	6/15/30	600	620
	Praxair Inc.	4.050%	3/15/21	825	847
	Praxair Inc.	3.000%	9/1/21	325	334
	Praxair Inc.	2.450%	2/15/22	3,275	3,360
	Praxair Inc.	2.650%	2/5/25	500	535
	Praxair Inc.	3.550%	11/7/42	300	336
	Rayonier Inc.	3.750%	4/1/22	125	125
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	385
	Rio Tinto Alcan Inc.	6.125%	12/15/33	325	457
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	643
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,700	1,926
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	314
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	783
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,466
	Rohm & Haas Co.	7.850%	7/15/29	300	426
	RPM International Inc.	3.450%	11/15/22	250	256
	RPM International Inc.	3.750%	3/15/27	150	158
	RPM International Inc.	4.550%	3/1/29	275	307
	RPM International Inc.	5.250%	6/1/45	50	58
	RPM International Inc.	4.250%	1/15/48	450	450
	Sherwin-Williams Co.	4.200%	1/15/22	25	26
	Sherwin-Williams Co.	2.750%	6/1/22	75	77
	Sherwin-Williams Co.	3.125%	6/1/24	925	995
	Sherwin-Williams Co.	3.450%	8/1/25	900	993
	Sherwin-Williams Co.	3.950%	1/15/26	600	674
	Sherwin-Williams Co.	3.450%	6/1/27	300	336
	Sherwin-Williams Co.	2.950%	8/15/29	700	750
	Sherwin-Williams Co.	4.000%	12/15/42	200	213
	Sherwin-Williams Co.	4.550%	8/1/45	270	317
	Sherwin-Williams Co.	4.500%	6/1/47	1,550	1,881
	Sherwin-Williams Co.	3.800%	8/15/49	500	551
	Sherwin-Williams Co.	3.300%	5/15/50	400	406
	Southern Copper Corp.	3.500%	11/8/22	600	628
	Southern Copper Corp.	3.875%	4/23/25	650	703
	Southern Copper Corp.	7.500%	7/27/35	425	593
	Southern Copper Corp.	6.750%	4/16/40	450	607
	Southern Copper Corp.	5.875%	4/23/45	2,505	3,214
	Steel Dynamics Inc.	2.800%	12/15/24	175	182
	Steel Dynamics Inc.	2.400%	6/15/25	300	309
	Steel Dynamics Inc.	4.125%	9/15/25	275	281
	Steel Dynamics Inc.	3.450%	4/15/30	1,275	1,336
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,321
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,134
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,218
1	Teck Resources Ltd.	3.900%	7/15/30	500	500
	Teck Resources Ltd.	6.125%	10/1/35	1,025	1,169
	Teck Resources Ltd.	6.000%	8/15/40	150	157
	Teck Resources Ltd.	6.250%	7/15/41	500	543

104

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Vale Overseas Ltd.	6.250%	8/10/26	700	822
Vale Overseas Ltd.	8.250%	1/17/34	375	526
Vale Overseas Ltd.	6.875%	11/21/36	1,230	1,608
Vale Overseas Ltd.	6.875%	11/10/39	1,060	1,382
Vale SA	5.625%	9/11/42	923	1,066
Westlake Chemical Corp.	3.375%	6/15/30	500	511
Westlake Chemical Corp.	5.000%	8/15/46	825	871
Westlake Chemical Corp.	4.375%	11/15/47	360	347
WestRock MWV LLC	8.200%	1/15/30	475	672
WestRock MWV LLC	7.950%	2/15/31	275	383
WestRock RKT Co.	4.900%	3/1/22	250	266
Weyerhaeuser Co.	8.500%	1/15/25	150	189
Weyerhaeuser Co.	4.000%	11/15/29	750	847
Weyerhaeuser Co.	4.000%	4/15/30	600	675
Weyerhaeuser Co.	7.375%	3/15/32	625	857
Weyerhaeuser Co.	6.875%	12/15/33	125	160
WRKCo Inc.	3.000%	9/15/24	525	559
WRKCo Inc.	4.650%	3/15/26	600	696
WRKCo Inc.	3.375%	9/15/27	825	885
WRKCo Inc.	3.900%	6/1/28	200	221
WRKCo Inc.	4.900%	3/15/29	525	626
WRKCo Inc.	4.200%	6/1/32	700	815
WRKCo Inc.	3.000%	6/15/33	1,400	1,449
Capital Goods (0.7%)
3M Co.	1.625%	9/19/21	450	456
3M Co.	2.750%	3/1/22	375	389
3M Co.	1.750%	2/14/23	500	517
3M Co.	2.250%	3/15/23	1,325	1,384
3M Co.	3.250%	2/14/24	400	436
3M Co.	2.000%	2/14/25	600	631
3M Co.	2.650%	4/15/25	1,069	1,157
3M Co.	2.875%	10/15/27	525	584
3M Co.	3.375%	3/1/29	650	749
3M Co.	2.375%	8/26/29	675	727
3M Co.	3.050%	4/15/30	1,440	1,629
3M Co.	3.125%	9/19/46	1,125	1,214
3M Co.	3.625%	10/15/47	450	519
3M Co.	4.000%	9/14/48	182	225
3M Co.	3.250%	8/26/49	375	412
3M Co.	3.700%	4/15/50	1,200	1,427
ABB Finance USA Inc.	2.875%	5/8/22	1,000	1,037
ABB Finance USA Inc.	3.375%	4/3/23	250	265
ABB Finance USA Inc.	3.800%	4/3/28	600	697
ABB Finance USA Inc.	4.375%	5/8/42	625	787
Allegion plc	3.500%	10/1/29	325	339
Allegion US Holding Co. Inc.	3.200%	10/1/24	128	130
Allegion US Holding Co. Inc.	3.550%	10/1/27	325	342
Amphenol Corp.	3.200%	4/1/24	200	214
Amphenol Corp.	2.050%	3/1/25	170	177
Amphenol Corp.	2.800%	2/15/30	750	797
Avery Dennison Corp.	4.875%	12/6/28	300	360
Avery Dennison Corp.	2.650%	4/30/30	750	766
Bemis Co. Inc.	3.100%	9/15/26	300	316
Bemis Co. Inc.	2.630%	6/19/30	400	407
Boeing Co.	2.300%	8/1/21	200	202
Boeing Co.	2.125%	3/1/22	800	803
Boeing Co.	2.700%	5/1/22	425	431
Boeing Co.	2.800%	3/1/23	345	351
Boeing Co.	4.508%	5/1/23	1,800	1,902
Boeing Co.	1.875%	6/15/23	500	500
Boeing Co.	2.800%	3/1/24	450	459
Boeing Co.	2.850%	10/30/24	450	454
Boeing Co.	4.875%	5/1/25	2,180	2,376

105

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Boeing Co.	3.100%	5/1/26	400	407
	Boeing Co.	2.250%	6/15/26	250	245
	Boeing Co.	2.700%	2/1/27	715	697
	Boeing Co.	2.800%	3/1/27	200	195
	Boeing Co.	5.040%	5/1/27	1,510	1,665
	Boeing Co.	3.250%	3/1/28	275	274
	Boeing Co.	3.450%	11/1/28	200	195
	Boeing Co.	3.200%	3/1/29	900	890
	Boeing Co.	2.950%	2/1/30	500	488
	Boeing Co.	5.150%	5/1/30	4,365	4,866
	Boeing Co.	6.125%	2/15/33	325	382
	Boeing Co.	3.600%	5/1/34	1,375	1,299
	Boeing Co.	3.250%	2/1/35	600	546
	Boeing Co.	6.625%	2/15/38	100	121
	Boeing Co.	3.500%	3/1/39	200	176
	Boeing Co.	6.875%	3/15/39	210	264
	Boeing Co.	5.875%	2/15/40	545	634
	Boeing Co.	5.705%	5/1/40	2,915	3,322
	Boeing Co.	3.375%	6/15/46	450	373
	Boeing Co.	3.650%	3/1/47	475	413
	Boeing Co.	3.850%	11/1/48	200	178
	Boeing Co.	3.900%	5/1/49	650	591
	Boeing Co.	5.805%	5/1/50	3,000	3,537
	Boeing Co.	3.825%	3/1/59	225	194
	Boeing Co.	3.950%	8/1/59	360	315
	Boeing Co.	5.930%	5/1/60	2,645	3,104
	Carlisle Cos. Inc.	3.750%	11/15/22	175	182
	Carlisle Cos. Inc.	3.500%	12/1/24	150	163
	Carlisle Cos. Inc.	3.750%	12/1/27	650	703
	Carlisle Cos. Inc.	2.750%	3/1/30	515	527
1	Carrier Global Corp.	1.923%	2/15/23	425	433
1	Carrier Global Corp.	2.242%	2/15/25	1,600	1,637
1	Carrier Global Corp.	2.493%	2/15/27	725	736
1	Carrier Global Corp.	2.722%	2/15/30	2,875	2,867
1	Carrier Global Corp.	3.377%	4/5/40	900	870
1	Carrier Global Corp.	3.577%	4/5/50	1,600	1,559
	Caterpillar Financial Services Corp.	1.700%	8/9/21	800	811
	Caterpillar Financial Services Corp.	2.750%	8/20/21	200	205
	Caterpillar Financial Services Corp.	3.150%	9/7/21	900	928
	Caterpillar Financial Services Corp.	1.931%	10/1/21	875	890
	Caterpillar Financial Services Corp.	2.950%	2/26/22	825	857
	Caterpillar Financial Services Corp.	0.950%	5/13/22	550	554
	Caterpillar Financial Services Corp.	2.400%	6/6/22	200	207
	Caterpillar Financial Services Corp.	1.950%	11/18/22	1,300	1,343
	Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	1,046
	Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,508
	Caterpillar Financial Services Corp.	3.650%	12/7/23	400	441
	Caterpillar Financial Services Corp.	2.850%	5/17/24	325	351
	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	799
	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,270	1,397
	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	385
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	215
	Caterpillar Inc.	2.600%	6/26/22	125	130
	Caterpillar Inc.	3.400%	5/15/24	450	490
	Caterpillar Inc.	2.600%	4/9/30	585	634
	Caterpillar Inc.	6.050%	8/15/36	720	1,034
	Caterpillar Inc.	5.200%	5/27/41	475	658
	Caterpillar Inc.	3.803%	8/15/42	804	961
	Caterpillar Inc.	4.300%	5/15/44	375	474
	Caterpillar Inc.	3.250%	9/19/49	1,375	1,513
	Caterpillar Inc.	3.250%	4/9/50	865	962
	CNH Industrial Capital LLC	4.375%	4/5/22	150	157
	CNH Industrial Capital LLC	1.950%	7/2/23	250	252
	CNH Industrial Capital LLC	4.200%	1/15/24	2,455	2,627

106

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CNH Industrial NV	3.850%	11/15/27	375	395
Crane Co.	4.450%	12/15/23	400	429
Crane Co.	4.200%	3/15/48	500	490
CRH America Inc.	5.750%	1/15/21	985	1,008
Deere & Co.	2.600%	6/8/22	700	725
Deere & Co.	5.375%	10/16/29	455	588
Deere & Co.	3.100%	4/15/30	470	531
Deere & Co.	7.125%	3/3/31	400	582
Deere & Co.	3.900%	6/9/42	1,000	1,248
Deere & Co.	2.875%	9/7/49	200	212
Deere & Co.	3.750%	4/15/50	650	800
Dover Corp.	2.950%	11/4/29	575	618
Dover Corp.	6.600%	3/15/38	350	481
Dover Corp.	5.375%	3/1/41	280	351
Eaton Corp.	2.750%	11/2/22	1,075	1,131
Eaton Corp.	3.103%	9/15/27	665	730
Eaton Corp.	4.000%	11/2/32	717	842
Eaton Corp.	4.150%	11/2/42	75	89
Eaton Corp.	3.915%	9/15/47	550	633
Emerson Electric Co.	2.625%	12/1/21	450	464
Emerson Electric Co.	2.625%	2/15/23	300	315
Emerson Electric Co.	3.150%	6/1/25	450	501
Emerson Electric Co.	1.800%	10/15/27	750	774
Emerson Electric Co.	1.950%	10/15/30	375	384
Emerson Electric Co.	5.250%	11/15/39	135	182
Emerson Electric Co.	2.750%	10/15/50	375	376
Flowserve Corp.	3.500%	9/15/22	225	228
Flowserve Corp.	4.000%	11/15/23	375	377
Fortive Corp.	3.150%	6/15/26	585	641
Fortive Corp.	4.300%	6/15/46	425	477
Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	655
Fortune Brands Home & Security Inc.	4.000%	6/15/25	455	503
Fortune Brands Home & Security Inc.	3.250%	9/15/29	400	426
General Dynamics Corp.	3.875%	7/15/21	250	258
General Dynamics Corp.	2.250%	11/15/22	900	935
General Dynamics Corp.	3.375%	5/15/23	600	647
General Dynamics Corp.	1.875%	8/15/23	500	520
General Dynamics Corp.	3.250%	4/1/25	525	582
General Dynamics Corp.	3.500%	5/15/25	1,500	1,683
General Dynamics Corp.	2.125%	8/15/26	250	268
General Dynamics Corp.	3.500%	4/1/27	350	399
General Dynamics Corp.	2.625%	11/15/27	500	543
General Dynamics Corp.	3.750%	5/15/28	705	826
General Dynamics Corp.	3.625%	4/1/30	755	881
General Dynamics Corp.	4.250%	4/1/40	520	643
General Dynamics Corp.	3.600%	11/15/42	625	722
General Dynamics Corp.	4.250%	4/1/50	505	655
General Electric Co.	3.150%	9/7/22	318	333
General Electric Co.	3.100%	1/9/23	4,149	4,337
General Electric Co.	3.450%	5/15/24	425	451
General Electric Co.	3.450%	5/1/27	750	769
General Electric Co.	3.625%	5/1/30	2,125	2,125
General Electric Co.	6.750%	3/15/32	1,185	1,447
General Electric Co.	6.150%	8/7/37	673	778
General Electric Co.	5.875%	1/14/38	2,512	2,826
General Electric Co.	6.875%	1/10/39	1,555	1,898
General Electric Co.	4.250%	5/1/40	1,125	1,105
General Electric Co.	4.125%	10/9/42	552	520
General Electric Co.	4.350%	5/1/50	2,000	1,975
Hexcel Corp.	3.950%	2/15/27	275	294
Honeywell International Inc.	4.250%	3/1/21	805	826
Honeywell International Inc.	1.850%	11/1/21	410	418
Honeywell International Inc.	2.150%	8/8/22	500	517
Honeywell International Inc.	3.350%	12/1/23	1,175	1,281

107

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Honeywell International Inc.	2.300%	8/15/24	800	852
	Honeywell International Inc.	1.350%	6/1/25	980	1,006
	Honeywell International Inc.	2.500%	11/1/26	3,050	3,357
	Honeywell International Inc.	2.700%	8/15/29	350	387
	Honeywell International Inc.	1.950%	6/1/30	1,125	1,173
	Honeywell International Inc.	5.700%	3/15/36	300	422
	Honeywell International Inc.	5.700%	3/15/37	305	435
	Honeywell International Inc.	5.375%	3/1/41	855	1,228
	Honeywell International Inc.	2.800%	6/1/50	600	639
	Howmet Aerospace Inc.	5.950%	2/1/37	300	309
	Hubbell Inc.	3.350%	3/1/26	300	316
	Hubbell Inc.	3.150%	8/15/27	275	285
	Hubbell Inc.	3.500%	2/15/28	400	423
1	Huntington Ingalls Industries Inc.	3.844%	5/1/25	250	272
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	400	431
1	Huntington Ingalls Industries Inc.	4.200%	5/1/30	375	418
	IDEX Corp.	3.000%	5/1/30	300	309
	Illinois Tool Works Inc.	3.375%	9/15/21	90	93
	Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,251
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,212
	Illinois Tool Works Inc.	3.900%	9/1/42	800	981
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	1,350	1,487
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	325	353
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	975	1,098
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	150	175
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	350	421
	John Deere Capital Corp.	3.900%	7/12/21	125	129
	John Deere Capital Corp.	3.125%	9/10/21	500	516
	John Deere Capital Corp.	3.150%	10/15/21	305	315
	John Deere Capital Corp.	2.650%	1/6/22	450	465
	John Deere Capital Corp.	2.750%	3/15/22	75	78
	John Deere Capital Corp.	1.950%	6/13/22	850	873
	John Deere Capital Corp.	2.150%	9/8/22	550	568
	John Deere Capital Corp.	2.700%	1/6/23	425	446
	John Deere Capital Corp.	2.800%	1/27/23	275	290
	John Deere Capital Corp.	2.800%	3/6/23	1,500	1,588
	John Deere Capital Corp.	3.450%	6/7/23	200	216
	John Deere Capital Corp.	0.700%	7/5/23	375	376
	John Deere Capital Corp.	3.650%	10/12/23	200	220
	John Deere Capital Corp.	2.600%	3/7/24	300	319
	John Deere Capital Corp.	3.350%	6/12/24	700	769
	John Deere Capital Corp.	2.050%	1/9/25	500	527
	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,370
	John Deere Capital Corp.	3.400%	9/11/25	325	366
	John Deere Capital Corp.	2.650%	6/10/26	300	328
	John Deere Capital Corp.	2.250%	9/14/26	1,250	1,334
	John Deere Capital Corp.	2.800%	9/8/27	250	276
	John Deere Capital Corp.	3.050%	1/6/28	600	667
	John Deere Capital Corp.	3.450%	3/7/29	300	346
	John Deere Capital Corp.	2.800%	7/18/29	490	543
	John Deere Capital Corp.	2.450%	1/9/30	1,000	1,084
	Johnson Controls International plc	3.625%	7/2/24	442	472
	Johnson Controls International plc	3.900%	2/14/26	219	237
	Johnson Controls International plc	6.000%	1/15/36	210	270
	Johnson Controls International plc	4.625%	7/2/44	800	911
	Johnson Controls International plc	5.125%	9/14/45	80	99
	Johnson Controls International plc	4.500%	2/15/47	400	455
	Johnson Controls International plc	4.950%	7/2/64	286	342
	Kennametal Inc.	3.875%	2/15/22	125	128
	Kennametal Inc.	4.625%	6/15/28	1,000	1,042
	L3Harris Technologies Inc.	3.850%	6/15/23	775	841
	L3Harris Technologies Inc.	3.950%	5/28/24	270	295
	L3Harris Technologies Inc.	3.832%	4/27/25	550	616

108

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	L3Harris Technologies Inc.	3.850%	12/15/26	200	229
	L3Harris Technologies Inc.	4.400%	6/15/28	600	714
	L3Harris Technologies Inc.	2.900%	12/15/29	450	485
	L3Harris Technologies Inc.	4.854%	4/27/35	100	129
	L3Harris Technologies Inc.	6.150%	12/15/40	425	608
	L3Harris Technologies Inc.	5.054%	4/27/45	375	492
	Leggett & Platt Inc.	3.800%	11/15/24	550	572
	Leggett & Platt Inc.	3.500%	11/15/27	700	706
	Legrand France SA	8.500%	2/15/25	300	399
	Lennox International Inc.	3.000%	11/15/23	100	103
	Lockheed Martin Corp.	3.350%	9/15/21	487	504
	Lockheed Martin Corp.	3.100%	1/15/23	270	287
	Lockheed Martin Corp.	2.900%	3/1/25	463	508
	Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,377
	Lockheed Martin Corp.	1.850%	6/15/30	1,500	1,536
	Lockheed Martin Corp.	3.600%	3/1/35	550	656
	Lockheed Martin Corp.	4.500%	5/15/36	450	584
	Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,577
	Lockheed Martin Corp.	5.720%	6/1/40	316	468
	Lockheed Martin Corp.	4.070%	12/15/42	975	1,251
	Lockheed Martin Corp.	3.800%	3/1/45	750	908
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,440
	Lockheed Martin Corp.	2.800%	6/15/50	1,550	1,627
	Lockheed Martin Corp.	4.090%	9/15/52	622	814
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,254
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	539
	Martin Marietta Materials Inc.	2.500%	3/15/30	375	378
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	653
	Masco Corp.	3.500%	4/1/21	300	304
	Masco Corp.	5.950%	3/15/22	228	246
	Masco Corp.	4.450%	4/1/25	550	622
	Masco Corp.	4.375%	4/1/26	400	452
	Masco Corp.	3.500%	11/15/27	100	107
	Masco Corp.	7.750%	8/1/29	94	120
	Masco Corp.	4.500%	5/15/47	225	238
	Mohawk Industries Inc.	3.850%	2/1/23	550	584
	Mohawk Industries Inc.	3.625%	5/15/30	375	409
	Northrop Grumman Corp.	3.500%	3/15/21	225	230
	Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,566
	Northrop Grumman Corp.	3.250%	8/1/23	500	539
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,404
	Northrop Grumman Corp.	3.200%	2/1/27	575	637
	Northrop Grumman Corp.	3.250%	1/15/28	400	447
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,863
	Northrop Grumman Corp.	5.150%	5/1/40	365	487
	Northrop Grumman Corp.	5.050%	11/15/40	850	1,122
	Northrop Grumman Corp.	4.750%	6/1/43	850	1,105
	Northrop Grumman Corp.	4.030%	10/15/47	1,450	1,751
	Northrop Grumman Corp.	5.250%	5/1/50	795	1,137
	Nvent Finance Sarl	3.950%	4/15/23	220	227
	Nvent Finance Sarl	4.550%	4/15/28	300	315
	Oshkosh Corp.	4.600%	5/15/28	400	433
	Oshkosh Corp.	3.100%	3/1/30	80	80
1	Otis Worldwide Corp.	2.056%	4/5/25	575	601
1	Otis Worldwide Corp.	2.293%	4/5/27	600	625
1	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,457
1	Otis Worldwide Corp.	3.112%	2/15/40	630	639
1	Otis Worldwide Corp.	3.362%	2/15/50	550	578
	Owens Corning	4.200%	12/1/24	250	270
	Owens Corning	3.400%	8/15/26	500	521
	Owens Corning	3.950%	8/15/29	375	406
	Owens Corning	3.875%	6/1/30	100	107
	Owens Corning	7.000%	12/1/36	18	23
	Owens Corning	4.300%	7/15/47	700	704

109

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Owens Corning	4.400%	1/30/48	325	334
	Parker-Hannifin Corp.	3.500%	9/15/22	975	1,024
	Parker-Hannifin Corp.	2.700%	6/14/24	475	505
	Parker-Hannifin Corp.	3.300%	11/21/24	467	507
	Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,735
	Parker-Hannifin Corp.	4.200%	11/21/34	200	238
	Parker-Hannifin Corp.	6.250%	5/15/38	575	788
	Parker-Hannifin Corp.	4.100%	3/1/47	500	577
	Parker-Hannifin Corp.	4.000%	6/14/49	800	918
	Precision Castparts Corp.	2.500%	1/15/23	1,075	1,125
	Precision Castparts Corp.	3.250%	6/15/25	675	748
	Precision Castparts Corp.	3.900%	1/15/43	375	410
	Precision Castparts Corp.	4.375%	6/15/45	775	929
1	Raytheon Technologies Corp.	3.100%	11/15/21	675	691
1	Raytheon Technologies Corp.	2.800%	3/15/22	750	773
1	Raytheon Technologies Corp.	2.500%	12/15/22	845	875
	Raytheon Technologies Corp.	3.650%	8/16/23	57	62
1	Raytheon Technologies Corp.	3.200%	3/15/24	775	833
	Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,914
1	Raytheon Technologies Corp.	3.500%	3/15/27	1,000	1,125
1	Raytheon Technologies Corp.	7.200%	8/15/27	75	101
	Raytheon Technologies Corp.	6.700%	8/1/28	150	204
	Raytheon Technologies Corp.	4.125%	11/16/28	2,820	3,324
	Raytheon Technologies Corp.	7.500%	9/15/29	400	586
	Raytheon Technologies Corp.	2.250%	7/1/30	500	518
	Raytheon Technologies Corp.	5.400%	5/1/35	500	680
	Raytheon Technologies Corp.	6.050%	6/1/36	285	409
	Raytheon Technologies Corp.	6.125%	7/15/38	925	1,341
	Raytheon Technologies Corp.	4.450%	11/16/38	1,000	1,222
	Raytheon Technologies Corp.	5.700%	4/15/40	625	869
1	Raytheon Technologies Corp.	4.875%	10/15/40	225	286
1	Raytheon Technologies Corp.	4.700%	12/15/41	925	1,117
	Raytheon Technologies Corp.	4.500%	6/1/42	2,450	3,039
1	Raytheon Technologies Corp.	4.800%	12/15/43	285	364
	Raytheon Technologies Corp.	4.150%	5/15/45	1,825	2,191
	Raytheon Technologies Corp.	3.750%	11/1/46	900	1,026
1	Raytheon Technologies Corp.	4.350%	4/15/47	775	931
	Raytheon Technologies Corp.	4.050%	5/4/47	800	952
	Raytheon Technologies Corp.	3.125%	7/1/50	1,475	1,577
	Republic Services Inc.	5.250%	11/15/21	625	665
	Republic Services Inc.	3.550%	6/1/22	1,300	1,366
	Republic Services Inc.	2.500%	8/15/24	60	64
	Republic Services Inc.	3.200%	3/15/25	500	549
	Republic Services Inc.	2.900%	7/1/26	400	435
	Republic Services Inc.	2.300%	3/1/30	725	751
	Republic Services Inc.	6.200%	3/1/40	475	689
	Republic Services Inc.	5.700%	5/15/41	300	419
	Republic Services Inc.	3.050%	3/1/50	500	517
	Rockwell Automation Inc.	3.500%	3/1/29	350	395
	Rockwell Automation Inc.	4.200%	3/1/49	475	594
	Roper Technologies Inc.	2.800%	12/15/21	400	411
	Roper Technologies Inc.	2.350%	9/15/24	500	526
	Roper Technologies Inc.	3.850%	12/15/25	250	283
	Roper Technologies Inc.	3.800%	12/15/26	500	571
	Roper Technologies Inc.	4.200%	9/15/28	650	761
	Roper Technologies Inc.	2.950%	9/15/29	475	518
	Roper Technologies Inc.	2.000%	6/30/30	475	475
	Snap-on Inc.	6.125%	9/1/21	300	317
	Snap-on Inc.	3.250%	3/1/27	225	245
	Snap-on Inc.	4.100%	3/1/48	275	328
	Snap-on Inc.	3.100%	5/1/50	250	256
	Sonoco Products Co.	3.125%	5/1/30	400	418
	Sonoco Products Co.	5.750%	11/1/40	490	607
	Stanley Black & Decker Inc.	3.400%	12/1/21	450	465

110

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Stanley Black & Decker Inc.	2.900%	11/1/22	500	527
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	416
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	449
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,563
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	396
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	543
5	Stanley Black & Decker Inc.	4.000%	3/15/60	200	197
	Textron Inc.	4.300%	3/1/24	625	673
	Textron Inc.	3.875%	3/1/25	200	214
	Textron Inc.	4.000%	3/15/26	300	319
	Textron Inc.	3.650%	3/15/27	1,025	1,064
	Textron Inc.	3.375%	3/1/28	325	332
	Textron Inc.	3.900%	9/17/29	600	637
	Timken Co.	3.875%	9/1/24	200	210
	Timken Co.	4.500%	12/15/28	400	431
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	900	996
	Valmont Industries Inc.	5.000%	10/1/44	475	486
	Valmont Industries Inc.	5.250%	10/1/54	300	306
	Vulcan Materials Co.	4.500%	4/1/25	250	278
	Vulcan Materials Co.	3.500%	6/1/30	500	543
	Vulcan Materials Co.	4.500%	6/15/47	950	1,051
	Wabtec Corp.	4.400%	3/15/24	1,100	1,162
	Wabtec Corp.	3.450%	11/15/26	625	643
	Wabtec Corp.	4.950%	9/15/28	750	834
	Waste Connections Inc.	3.500%	5/1/29	950	1,063
	Waste Connections Inc.	2.600%	2/1/30	500	527
	Waste Connections Inc.	3.050%	4/1/50	300	303
	Waste Management Inc.	4.600%	3/1/21	275	280
	Waste Management Inc.	2.900%	9/15/22	191	199
	Waste Management Inc.	2.400%	5/15/23	1,100	1,147
	Waste Management Inc.	3.500%	5/15/24	750	817
	Waste Management Inc.	2.950%	6/15/24	600	613
	Waste Management Inc.	3.125%	3/1/25	250	274
	Waste Management Inc.	3.200%	6/15/26	625	640
	Waste Management Inc.	3.150%	11/15/27	1,600	1,792
	Waste Management Inc.	3.450%	6/15/29	775	800
	Waste Management Inc.	3.900%	3/1/35	250	295
	Waste Management Inc.	4.000%	7/15/39	425	437
	Waste Management Inc.	4.100%	3/1/45	500	597
	Waste Management Inc.	4.150%	7/15/49	900	1,120
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	70	71
	WW Grainger Inc.	1.850%	2/15/25	350	366
	WW Grainger Inc.	4.600%	6/15/45	825	1,034
	WW Grainger Inc.	3.750%	5/15/46	325	360
	WW Grainger Inc.	4.200%	5/15/47	350	412
	Xylem Inc.	3.250%	11/1/26	300	331
	Xylem Inc.	1.950%	1/30/28	250	251
	Xylem Inc.	2.250%	1/30/31	400	400
	Xylem Inc.	4.375%	11/1/46	475	519
	Communication (1.1%)
	Activision Blizzard Inc.	2.300%	9/15/21	500	507
	Activision Blizzard Inc.	2.600%	6/15/22	350	363
	Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,189
	Activision Blizzard Inc.	4.500%	6/15/47	325	419
	America Movil SAB de CV	3.125%	7/16/22	1,060	1,094
	America Movil SAB de CV	3.625%	4/22/29	700	777
	America Movil SAB de CV	2.875%	5/7/30	400	422
	America Movil SAB de CV	6.375%	3/1/35	800	1,156
	America Movil SAB de CV	6.125%	11/15/37	300	422
	America Movil SAB de CV	6.125%	3/30/40	1,500	2,142
	America Movil SAB de CV	4.375%	7/16/42	950	1,158
	America Movil SAB de CV	4.375%	4/22/49	800	973
	American Tower Corp.	2.250%	1/15/22	350	359

111

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Tower Corp.	3.500%	1/31/23	1,075	1,149
American Tower Corp.	5.000%	2/15/24	1,900	2,165
American Tower Corp.	3.375%	5/15/24	500	543
American Tower Corp.	2.950%	1/15/25	885	956
American Tower Corp.	2.400%	3/15/25	275	290
American Tower Corp.	1.300%	9/15/25	375	375
American Tower Corp.	3.375%	10/15/26	669	742
American Tower Corp.	2.750%	1/15/27	2,500	2,684
American Tower Corp.	3.125%	1/15/27	575	622
American Tower Corp.	3.950%	3/15/29	475	540
American Tower Corp.	3.800%	8/15/29	1,075	1,223
American Tower Corp.	2.900%	1/15/30	1,490	1,587
American Tower Corp.	2.100%	6/15/30	560	558
American Tower Corp.	3.700%	10/15/49	500	547
American Tower Corp.	3.100%	6/15/50	560	546
AT&T Inc.	4.000%	1/15/22	205	217
AT&T Inc.	3.000%	2/15/22	2,000	2,075
AT&T Inc.	3.200%	3/1/22	1,175	1,227
AT&T Inc.	3.400%	6/15/22	400	420
AT&T Inc.	3.000%	6/30/22	1,750	1,824
AT&T Inc.	3.600%	2/17/23	1,485	1,590
AT&T Inc.	4.050%	12/15/23	375	415
AT&T Inc.	3.800%	3/1/24	525	575
AT&T Inc.	4.450%	4/1/24	825	924
AT&T Inc.	3.550%	6/1/24	525	569
AT&T Inc.	3.950%	1/15/25	804	896
AT&T Inc.	3.400%	5/15/25	4,632	5,074
AT&T Inc.	3.600%	7/15/25	825	914
AT&T Inc.	3.875%	1/15/26	965	1,084
AT&T Inc.	4.125%	2/17/26	1,514	1,719
AT&T Inc.	3.800%	2/15/27	2,570	2,881
AT&T Inc.	2.300%	6/1/27	1,900	1,949
AT&T Inc.	4.100%	2/15/28	1,904	2,167
AT&T Inc.	4.350%	3/1/29	2,200	2,541
AT&T Inc.	4.300%	2/15/30	2,249	2,609
AT&T Inc.	2.750%	6/1/31	3,600	3,711
AT&T Inc.	4.500%	5/15/35	2,330	2,744
AT&T Inc.	5.250%	3/1/37	2,325	2,858
AT&T Inc.	4.900%	8/15/37	1,405	1,673
AT&T Inc.	4.850%	3/1/39	1,000	1,212
AT&T Inc.	6.200%	3/15/40	300	401
AT&T Inc.	6.350%	3/15/40	525	712
AT&T Inc.	6.100%	7/15/40	375	505
AT&T Inc.	6.000%	8/15/40	1,000	1,345
AT&T Inc.	5.350%	9/1/40	2,205	2,742
AT&T Inc.	6.375%	3/1/41	862	1,223
AT&T Inc.	3.500%	6/1/41	1,900	1,964
AT&T Inc.	5.550%	8/15/41	410	519
AT&T Inc.	5.375%	10/15/41	405	501
AT&T Inc.	5.150%	3/15/42	1,000	1,238
AT&T Inc.	4.900%	6/15/42	900	1,083
AT&T Inc.	4.300%	12/15/42	1,523	1,685
AT&T Inc.	5.350%	12/15/43	300	369
AT&T Inc.	4.650%	6/1/44	725	837
AT&T Inc.	4.800%	6/15/44	1,700	1,979
AT&T Inc.	4.350%	6/15/45	2,275	2,531
AT&T Inc.	4.750%	5/15/46	2,325	2,753
AT&T Inc.	5.150%	11/15/46	1,485	1,821
AT&T Inc.	4.500%	3/9/48	3,300	3,886
AT&T Inc.	4.550%	3/9/49	5,062	5,963
AT&T Inc.	5.150%	2/15/50	750	960
AT&T Inc.	3.650%	6/1/51	3,000	3,059
AT&T Inc.	5.700%	3/1/57	300	408
AT&T Inc.	5.300%	8/15/58	1,301	1,659

112

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	3.850%	6/1/60	1,155	1,195
Bell Canada Inc.	4.300%	7/29/49	400	490
British Telecommunications plc	4.500%	12/4/23	500	553
British Telecommunications plc	5.125%	12/4/28	450	556
British Telecommunications plc	9.625%	12/15/30	2,000	3,269
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	1,079
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	2,415	2,576
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,030	1,140
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	3,500	4,013
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	880	959
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	800	943
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	2,815	2,857
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	1,964	2,592
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	2,810	3,722
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	1,650	1,943
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	1,550	1,923
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	750	866
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	2,450	2,709
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	1,245	1,220
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	1,325	1,784
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,340
Comcast Corp.	3.125%	7/15/22	800	845
Comcast Corp.	2.750%	3/1/23	2,350	2,481
Comcast Corp.	3.000%	2/1/24	3,000	3,227
Comcast Corp.	3.600%	3/1/24	350	385
Comcast Corp.	3.375%	2/15/25	999	1,106
Comcast Corp.	3.375%	8/15/25	1,125	1,253
Comcast Corp.	3.950%	10/15/25	2,400	2,747
Comcast Corp.	3.150%	3/1/26	1,600	1,779
Comcast Corp.	2.350%	1/15/27	1,930	2,055
Comcast Corp.	3.300%	2/1/27	1,075	1,205
Comcast Corp.	3.300%	4/1/27	500	560
Comcast Corp.	3.150%	2/15/28	1,275	1,422
Comcast Corp.	4.150%	10/15/28	2,000	2,396
Comcast Corp.	2.650%	2/1/30	1,050	1,140
Comcast Corp.	3.400%	4/1/30	1,375	1,563
Comcast Corp.	4.250%	10/15/30	1,200	1,467
Comcast Corp.	1.950%	1/15/31	2,100	2,138
Comcast Corp.	4.250%	1/15/33	1,275	1,571
Comcast Corp.	7.050%	3/15/33	1,025	1,556
Comcast Corp.	5.650%	6/15/35	1,080	1,536
Comcast Corp.	4.400%	8/15/35	1,000	1,260
Comcast Corp.	3.200%	7/15/36	700	763
Comcast Corp.	6.450%	3/15/37	1,350	2,008
Comcast Corp.	6.950%	8/15/37	20	31
Comcast Corp.	3.900%	3/1/38	725	860
Comcast Corp.	6.400%	5/15/38	868	1,287
Comcast Corp.	4.600%	10/15/38	2,300	2,926
Comcast Corp.	6.550%	7/1/39	350	535
Comcast Corp.	3.250%	11/1/39	575	629

113

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	6.400%	3/1/40	450	688
Comcast Corp.	3.750%	4/1/40	900	1,051
Comcast Corp.	4.650%	7/15/42	1,065	1,379
Comcast Corp.	4.500%	1/15/43	250	323
Comcast Corp.	4.750%	3/1/44	400	527
Comcast Corp.	4.600%	8/15/45	2,175	2,811
Comcast Corp.	3.400%	7/15/46	700	775
Comcast Corp.	4.000%	8/15/47	700	840
Comcast Corp.	3.969%	11/1/47	1,371	1,648
Comcast Corp.	4.000%	3/1/48	322	393
Comcast Corp.	4.700%	10/15/48	2,600	3,482
Comcast Corp.	3.999%	11/1/49	1,803	2,186
Comcast Corp.	3.450%	2/1/50	1,400	1,600
Comcast Corp.	2.800%	1/15/51	1,275	1,293
Comcast Corp.	4.049%	11/1/52	1,317	1,606
Comcast Corp.	4.950%	10/15/58	2,300	3,269
Crown Castle International Corp.	2.250%	9/1/21	2,050	2,092
Crown Castle International Corp.	4.875%	4/15/22	550	591
Crown Castle International Corp.	5.250%	1/15/23	375	416
Crown Castle International Corp.	3.150%	7/15/23	625	665
Crown Castle International Corp.	3.200%	9/1/24	525	568
Crown Castle International Corp.	1.350%	7/15/25	400	400
Crown Castle International Corp.	4.450%	2/15/26	1,405	1,607
Crown Castle International Corp.	3.700%	6/15/26	975	1,086
Crown Castle International Corp.	3.650%	9/1/27	1,190	1,328
Crown Castle International Corp.	3.800%	2/15/28	1,525	1,718
Crown Castle International Corp.	3.300%	7/1/30	1,300	1,419
Crown Castle International Corp.	2.250%	1/15/31	500	501
Crown Castle International Corp.	4.750%	5/15/47	300	371
Crown Castle International Corp.	5.200%	2/15/49	430	569
Crown Castle International Corp.	4.150%	7/1/50	410	464
Crown Castle International Corp.	3.250%	1/15/51	500	499
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	5,376
Discovery Communications LLC	2.950%	3/20/23	600	632
Discovery Communications LLC	3.800%	3/13/24	210	228
Discovery Communications LLC	3.900%	11/15/24	400	438
Discovery Communications LLC	3.450%	3/15/25	1,350	1,456
Discovery Communications LLC	3.950%	6/15/25	576	633
Discovery Communications LLC	4.900%	3/11/26	550	632
Discovery Communications LLC	3.950%	3/20/28	1,275	1,428
Discovery Communications LLC	3.625%	5/15/30	1,930	2,107
Discovery Communications LLC	5.000%	9/20/37	930	1,083
Discovery Communications LLC	6.350%	6/1/40	555	746
Discovery Communications LLC	4.950%	5/15/42	1,050	1,181
Discovery Communications LLC	5.200%	9/20/47	930	1,081
Discovery Communications LLC	5.300%	5/15/49	589	706
Discovery Communications LLC	4.650%	5/15/50	800	909
Electronic Arts Inc.	4.800%	3/1/26	275	328
Fox Corp.	3.666%	1/25/22	675	706
Fox Corp.	4.030%	1/25/24	825	912
Fox Corp.	3.050%	4/7/25	240	260
Fox Corp.	4.709%	1/25/29	1,000	1,200
Fox Corp.	3.500%	4/8/30	560	622
Fox Corp.	5.476%	1/25/39	950	1,269
Fox Corp.	5.576%	1/25/49	1,100	1,529
Grupo Televisa SAB	6.625%	3/18/25	450	529
Grupo Televisa SAB	4.625%	1/30/26	550	599
Grupo Televisa SAB	8.500%	3/11/32	50	73
Grupo Televisa SAB	6.625%	1/15/40	500	646
Grupo Televisa SAB	5.000%	5/13/45	1,640	1,810
Grupo Televisa SAB	5.250%	5/24/49	400	462
Interpublic Group of Cos. Inc.	3.750%	10/1/21	250	259
Interpublic Group of Cos. Inc.	3.750%	2/15/23	750	795
Interpublic Group of Cos. Inc.	4.200%	4/15/24	350	382

114

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	325	377
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	469
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	350	389
	Koninklijke KPN NV	8.375%	10/1/30	500	717
	Moody's Corp.	2.750%	12/15/21	375	386
	Moody's Corp.	4.500%	9/1/22	335	359
	Moody's Corp.	4.875%	2/15/24	425	480
	Moody's Corp.	3.250%	1/15/28	300	333
	Moody's Corp.	4.875%	12/17/48	300	391
	Moody's Corp.	3.250%	5/20/50	250	270
	NBCUniversal Media LLC	2.875%	1/15/23	1,932	2,048
	NBCUniversal Media LLC	6.400%	4/30/40	480	737
	NBCUniversal Media LLC	5.950%	4/1/41	925	1,358
	NBCUniversal Media LLC	4.450%	1/15/43	800	1,008
	Omnicom Group Inc.	2.450%	4/30/30	620	626
	Omnicom Group Inc.	4.200%	6/1/30	400	465
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	1,100	1,160
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	650	715
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	1,150	1,285
	Orange SA	4.125%	9/14/21	802	836
	Orange SA	9.000%	3/1/31	2,260	3,671
	Orange SA	5.375%	1/13/42	700	970
	Orange SA	5.500%	2/6/44	600	866
	RELX Capital Inc.	3.500%	3/16/23	575	612
	RELX Capital Inc.	4.000%	3/18/29	300	347
	RELX Capital Inc.	3.000%	5/22/30	500	538
	Rogers Communications Inc.	3.000%	3/15/23	230	244
	Rogers Communications Inc.	4.100%	10/1/23	300	332
	Rogers Communications Inc.	3.625%	12/15/25	475	536
	Rogers Communications Inc.	4.500%	3/15/43	540	658
	Rogers Communications Inc.	5.000%	3/15/44	500	644
	Rogers Communications Inc.	4.350%	5/1/49	2,000	2,446
	S&P Global Inc.	4.000%	6/15/25	550	630
	S&P Global Inc.	4.400%	2/15/26	750	883
	S&P Global Inc.	2.500%	12/1/29	375	407
	S&P Global Inc.	4.500%	5/15/48	500	658
	S&P Global Inc.	3.250%	12/1/49	450	497
1	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,340
1	T-Mobile USA Inc.	1.500%	2/15/26	800	797
1	T-Mobile USA Inc.	3.750%	4/15/27	3,000	3,317
1	T-Mobile USA Inc.	2.050%	2/15/28	900	898
1	T-Mobile USA Inc.	3.875%	4/15/30	6,675	7,395
1	T-Mobile USA Inc.	2.550%	2/15/31	1,400	1,395
1	T-Mobile USA Inc.	4.375%	4/15/40	1,500	1,713
1	T-Mobile USA Inc.	4.500%	4/15/50	2,690	3,138
	Telefonica Emisiones SAU	4.570%	4/27/23	675	737
	Telefonica Emisiones SAU	4.103%	3/8/27	1,175	1,338
	Telefonica Emisiones SAU	7.045%	6/20/36	1,535	2,216
	Telefonica Emisiones SAU	4.665%	3/6/38	600	715
	Telefonica Emisiones SAU	5.213%	3/8/47	1,500	1,882
	Telefonica Emisiones SAU	4.895%	3/6/48	1,200	1,436
	Telefonica Emisiones SAU	5.520%	3/1/49	900	1,177
	Telefonica Europe BV	8.250%	9/15/30	780	1,190
	TELUS Corp.	2.800%	2/16/27	500	524
	TELUS Corp.	4.300%	6/15/49	1,000	1,181
	Thomson Reuters Corp.	4.300%	11/23/23	560	616
	Thomson Reuters Corp.	3.350%	5/15/26	400	434
	Thomson Reuters Corp.	5.500%	8/15/35	350	441
	Thomson Reuters Corp.	5.850%	4/15/40	400	503
	Time Warner Cable LLC	4.000%	9/1/21	775	796
	Time Warner Cable LLC	6.550%	5/1/37	1,300	1,709
	Time Warner Cable LLC	7.300%	7/1/38	785	1,090
	Time Warner Cable LLC	6.750%	6/15/39	1,350	1,793
	Time Warner Cable LLC	5.875%	11/15/40	750	923

115

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable LLC	5.500%	9/1/41	825	999
Time Warner Cable LLC	4.500%	9/15/42	730	783
Time Warner Entertainment Co. LP	8.375%	3/15/23	825	979
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	976
Verizon Communications Inc.	3.450%	3/15/21	300	306
Verizon Communications Inc.	2.450%	11/1/22	875	910
Verizon Communications Inc.	5.150%	9/15/23	1,890	2,152
Verizon Communications Inc.	4.150%	3/15/24	500	555
Verizon Communications Inc.	3.500%	11/1/24	1,475	1,624
Verizon Communications Inc.	3.376%	2/15/25	2,426	2,692
Verizon Communications Inc.	2.625%	8/15/26	2,437	2,638
Verizon Communications Inc.	4.125%	3/16/27	2,250	2,640
Verizon Communications Inc.	3.000%	3/22/27	600	662
Verizon Communications Inc.	4.329%	9/21/28	2,707	3,258
Verizon Communications Inc.	4.016%	12/3/29	2,624	3,135
Verizon Communications Inc.	3.150%	3/22/30	1,990	2,229
Verizon Communications Inc.	4.500%	8/10/33	3,075	3,815
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,709
Verizon Communications Inc.	4.272%	1/15/36	2,009	2,485
Verizon Communications Inc.	5.250%	3/16/37	2,200	2,960
Verizon Communications Inc.	4.812%	3/15/39	1,675	2,186
Verizon Communications Inc.	4.750%	11/1/41	700	914
Verizon Communications Inc.	3.850%	11/1/42	850	1,009
Verizon Communications Inc.	4.125%	8/15/46	980	1,204
Verizon Communications Inc.	4.862%	8/21/46	3,661	4,976
Verizon Communications Inc.	5.500%	3/16/47	1,000	1,471
Verizon Communications Inc.	4.522%	9/15/48	2,600	3,430
Verizon Communications Inc.	5.012%	4/15/49	1,700	2,336
Verizon Communications Inc.	4.000%	3/22/50	1,200	1,502
Verizon Communications Inc.	5.012%	8/21/54	300	430
Verizon Communications Inc.	4.672%	3/15/55	2,500	3,348
ViacomCBS Inc.	3.375%	3/1/22	362	375
ViacomCBS Inc.	2.900%	6/1/23	325	342
ViacomCBS Inc.	4.250%	9/1/23	1,175	1,278
ViacomCBS Inc.	3.875%	4/1/24	388	417
ViacomCBS Inc.	3.700%	8/15/24	575	625
ViacomCBS Inc.	3.500%	1/15/25	500	542
ViacomCBS Inc.	4.750%	5/15/25	1,000	1,143
ViacomCBS Inc.	4.000%	1/15/26	500	560
ViacomCBS Inc.	2.900%	1/15/27	2,133	2,236
ViacomCBS Inc.	3.375%	2/15/28	375	398
ViacomCBS Inc.	3.700%	6/1/28	400	433
ViacomCBS Inc.	7.875%	7/30/30	375	533
ViacomCBS Inc.	4.950%	1/15/31	1,200	1,405
ViacomCBS Inc.	4.200%	5/19/32	2,000	2,227
ViacomCBS Inc.	5.500%	5/15/33	350	419
ViacomCBS Inc.	6.875%	4/30/36	690	933
ViacomCBS Inc.	4.850%	7/1/42	675	716
ViacomCBS Inc.	4.375%	3/15/43	887	925
ViacomCBS Inc.	5.850%	9/1/43	1,075	1,264
ViacomCBS Inc.	4.900%	8/15/44	700	761
ViacomCBS Inc.	4.950%	5/19/50	1,700	1,896
Vodafone Group plc	3.750%	1/16/24	1,300	1,421
Vodafone Group plc	4.125%	5/30/25	2,619	2,961
Vodafone Group plc	4.375%	5/30/28	1,495	1,769
Vodafone Group plc	7.875%	2/15/30	625	900
Vodafone Group plc	6.250%	11/30/32	425	573
Vodafone Group plc	6.150%	2/27/37	200	278
Vodafone Group plc	5.000%	5/30/38	1,630	2,034
Vodafone Group plc	4.375%	2/19/43	1,125	1,300
Vodafone Group plc	5.250%	5/30/48	2,645	3,442
Vodafone Group plc	4.875%	6/19/49	1,250	1,564
Vodafone Group plc	4.250%	9/17/50	2,000	2,376
Walt Disney Co.	2.550%	2/15/22	932	961

116

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Walt Disney Co.	2.450%	3/4/22	375	387
	Walt Disney Co.	1.650%	9/1/22	400	409
	Walt Disney Co.	3.000%	9/15/22	825	870
	Walt Disney Co.	3.700%	9/15/24	1,000	1,111
	Walt Disney Co.	3.350%	3/24/25	1,255	1,390
	Walt Disney Co.	3.150%	9/17/25	600	662
	Walt Disney Co.	3.700%	10/15/25	500	563
	Walt Disney Co.	1.750%	1/13/26	1,500	1,545
	Walt Disney Co.	1.850%	7/30/26	1,415	1,461
	Walt Disney Co.	3.375%	11/15/26	281	316
	Walt Disney Co.	3.700%	3/23/27	400	457
	Walt Disney Co.	2.200%	1/13/28	800	835
	Walt Disney Co.	2.000%	9/1/29	1,400	1,428
	Walt Disney Co.	3.800%	3/22/30	1,085	1,263
	Walt Disney Co.	2.650%	1/13/31	3,000	3,183
	Walt Disney Co.	7.000%	3/1/32	50	74
	Walt Disney Co.	6.550%	3/15/33	392	579
	Walt Disney Co.	6.200%	12/15/34	775	1,135
	Walt Disney Co.	6.400%	12/15/35	1,550	2,309
	Walt Disney Co.	6.150%	3/1/37	800	1,149
	Walt Disney Co.	6.650%	11/15/37	1,600	2,395
	Walt Disney Co.	4.625%	3/23/40	475	591
	Walt Disney Co.	3.500%	5/13/40	1,500	1,638
	Walt Disney Co.	4.375%	8/16/41	325	399
	Walt Disney Co.	4.125%	12/1/41	485	572
	Walt Disney Co.	3.700%	12/1/42	400	444
	Walt Disney Co.	5.400%	10/1/43	1,400	1,940
	Walt Disney Co.	4.750%	9/15/44	690	873
	Walt Disney Co.	2.750%	9/1/49	1,000	971
	Walt Disney Co.	4.700%	3/23/50	1,155	1,498
	Walt Disney Co.	3.600%	1/13/51	2,000	2,230
	Walt Disney Co.	3.800%	5/13/60	1,100	1,276
	Weibo Corp.	3.500%	7/5/24	625	645
	WPP Finance 2010	3.625%	9/7/22	400	416
	WPP Finance 2010	3.750%	9/19/24	525	565
	Consumer Cyclical (0.8%)
	Advance Auto Parts Inc.	4.500%	1/15/22	175	182
	Advance Auto Parts Inc.	4.500%	12/1/23	400	434
1	Advance Auto Parts Inc.	3.900%	4/15/30	700	749
	Alibaba Group Holding Ltd.	3.125%	11/28/21	700	717
	Alibaba Group Holding Ltd.	2.800%	6/6/23	200	209
	Alibaba Group Holding Ltd.	3.600%	11/28/24	825	898
	Alibaba Group Holding Ltd.	3.400%	12/6/27	1,400	1,546
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	734
	Alibaba Group Holding Ltd.	4.000%	12/6/37	535	613
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,900	2,313
	Alibaba Group Holding Ltd.	4.400%	12/6/57	700	894
	Amazon.com Inc.	3.300%	12/5/21	775	805
	Amazon.com Inc.	2.500%	11/29/22	475	497
	Amazon.com Inc.	2.400%	2/22/23	1,150	1,208
	Amazon.com Inc.	0.400%	6/3/23	750	750
	Amazon.com Inc.	0.800%	6/3/25	1,000	1,008
	Amazon.com Inc.	5.200%	12/3/25	875	1,069
	Amazon.com Inc.	1.200%	6/3/27	1,000	1,008
	Amazon.com Inc.	3.150%	8/22/27	1,150	1,310
	Amazon.com Inc.	1.500%	6/3/30	2,000	2,027
	Amazon.com Inc.	4.800%	12/5/34	975	1,327
	Amazon.com Inc.	3.875%	8/22/37	2,290	2,827
	Amazon.com Inc.	4.950%	12/5/44	1,275	1,810
	Amazon.com Inc.	4.050%	8/22/47	3,400	4,422
	Amazon.com Inc.	2.500%	6/3/50	1,900	1,924
	Amazon.com Inc.	4.250%	8/22/57	1,785	2,385
	Amazon.com Inc.	2.700%	6/3/60	1,395	1,420

117

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	American Honda Finance Corp.	1.650%	7/12/21	500	506
	American Honda Finance Corp.	1.700%	9/9/21	800	811
	American Honda Finance Corp.	3.375%	12/10/21	400	415
	American Honda Finance Corp.	1.950%	5/20/22	275	281
	American Honda Finance Corp.	2.600%	11/16/22	500	521
	American Honda Finance Corp.	1.950%	5/10/23	1,400	1,447
	American Honda Finance Corp.	3.450%	7/14/23	400	430
	American Honda Finance Corp.	3.625%	10/10/23	400	435
	American Honda Finance Corp.	2.900%	2/16/24	1,725	1,836
	American Honda Finance Corp.	2.400%	6/27/24	400	420
	American Honda Finance Corp.	2.150%	9/10/24	475	495
	American Honda Finance Corp.	2.300%	9/9/26	250	266
	American Honda Finance Corp.	2.350%	1/8/27	375	397
	American Honda Finance Corp.	3.500%	2/15/28	400	450
	Aptiv Corp.	4.150%	3/15/24	575	609
	Aptiv plc	4.250%	1/15/26	700	772
	Aptiv plc	4.350%	3/15/29	150	161
	Aptiv plc	4.400%	10/1/46	225	218
	Aptiv plc	5.400%	3/15/49	305	321
	Automatic Data Processing Inc.	3.375%	9/15/25	825	926
	AutoNation Inc.	3.500%	11/15/24	762	785
	AutoNation Inc.	4.500%	10/1/25	500	538
	AutoNation Inc.	3.800%	11/15/27	250	259
	AutoZone Inc.	3.700%	4/15/22	700	732
	AutoZone Inc.	2.875%	1/15/23	250	259
	AutoZone Inc.	3.125%	7/15/23	275	292
	AutoZone Inc.	3.125%	4/18/24	430	462
	AutoZone Inc.	3.250%	4/15/25	748	821
	AutoZone Inc.	3.625%	4/15/25	23	26
	AutoZone Inc.	3.125%	4/21/26	300	330
	AutoZone Inc.	3.750%	6/1/27	700	786
	AutoZone Inc.	3.750%	4/18/29	350	398
	AutoZone Inc.	4.000%	4/15/30	1,400	1,619
	Best Buy Co. Inc.	5.500%	3/15/21	106	108
	Best Buy Co. Inc.	4.450%	10/1/28	850	985
	Block Financial LLC	5.500%	11/1/22	500	532
	Block Financial LLC	5.250%	10/1/25	350	384
1	BMW US Capital LLC	4.150%	4/9/30	1,000	1,153
	Booking Holdings Inc.	2.750%	3/15/23	400	418
	Booking Holdings Inc.	3.650%	3/15/25	400	438
	Booking Holdings Inc.	4.100%	4/13/25	500	561
	Booking Holdings Inc.	3.600%	6/1/26	755	828
	Booking Holdings Inc.	4.500%	4/13/27	600	689
	Booking Holdings Inc.	3.550%	3/15/28	450	492
	BorgWarner Inc.	3.375%	3/15/25	250	265
	BorgWarner Inc.	2.650%	7/1/27	900	923
	BorgWarner Inc.	4.375%	3/15/45	500	527
	Costco Wholesale Corp.	2.300%	5/18/22	900	931
	Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,167
	Costco Wholesale Corp.	3.000%	5/18/27	800	900
	Costco Wholesale Corp.	1.375%	6/20/27	970	992
	Costco Wholesale Corp.	1.600%	4/20/30	1,000	1,010
	Costco Wholesale Corp.	1.750%	4/20/32	750	759
	Cummins Inc.	3.650%	10/1/23	350	382
	Cummins Inc.	7.125%	3/1/28	150	205
	Cummins Inc.	4.875%	10/1/43	400	523
1	Daimler Finance North America LLC	2.625%	3/10/30	1,000	990
	Daimler Finance North America LLC	8.500%	1/18/31	605	915
	Darden Restaurants Inc.	3.850%	5/1/27	750	770
	Darden Restaurants Inc.	4.550%	2/15/48	250	237
	Dollar General Corp.	3.250%	4/15/23	1,300	1,387
	Dollar General Corp.	4.150%	11/1/25	500	578
	Dollar General Corp.	3.875%	4/15/27	550	632
	Dollar General Corp.	4.125%	5/1/28	400	469

118

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dollar General Corp.	3.500%	4/3/30	400	448
Dollar General Corp.	4.125%	4/3/50	400	478
Dollar Tree Inc.	3.700%	5/15/23	475	509
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,633
DR Horton Inc.	4.375%	9/15/22	150	159
DR Horton Inc.	4.750%	2/15/23	700	756
DR Horton Inc.	5.750%	8/15/23	325	365
DR Horton Inc.	2.500%	10/15/24	500	522
eBay Inc.	3.800%	3/9/22	500	525
eBay Inc.	2.600%	7/15/22	250	258
eBay Inc.	2.750%	1/30/23	625	653
eBay Inc.	1.900%	3/11/25	1,115	1,152
eBay Inc.	3.600%	6/5/27	500	564
eBay Inc.	2.700%	3/11/30	1,165	1,226
Expedia Group Inc.	5.000%	2/15/26	600	618
Expedia Group Inc.	3.250%	2/15/30	1,025	956
Ford Foundation	2.415%	6/1/50	150	153
Ford Foundation	2.815%	6/1/70	275	285
General Motors Co.	4.875%	10/2/23	1,955	2,087
General Motors Co.	5.400%	10/2/23	750	811
General Motors Co.	4.000%	4/1/25	325	337
General Motors Co.	6.125%	10/1/25	2,300	2,579
General Motors Co.	4.200%	10/1/27	300	306
General Motors Co.	6.800%	10/1/27	800	929
General Motors Co.	5.000%	10/1/28	500	532
General Motors Co.	5.000%	4/1/35	530	532
General Motors Co.	6.600%	4/1/36	600	648
General Motors Co.	5.150%	4/1/38	825	798
General Motors Co.	6.250%	10/2/43	1,235	1,312
General Motors Co.	5.200%	4/1/45	720	696
General Motors Co.	6.750%	4/1/46	665	726
General Motors Co.	5.400%	4/1/48	675	667
General Motors Financial Co. Inc.	4.200%	3/1/21	625	633
General Motors Financial Co. Inc.	3.550%	4/9/21	625	633
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,618
General Motors Financial Co. Inc.	4.375%	9/25/21	375	385
General Motors Financial Co. Inc.	4.200%	11/6/21	400	409
General Motors Financial Co. Inc.	3.450%	1/14/22	900	916
General Motors Financial Co. Inc.	3.450%	4/10/22	2,508	2,555
General Motors Financial Co. Inc.	3.150%	6/30/22	300	304
General Motors Financial Co. Inc.	3.550%	7/8/22	800	819
General Motors Financial Co. Inc.	3.250%	1/5/23	750	765
General Motors Financial Co. Inc.	5.200%	3/20/23	900	962
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,028
General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,351
General Motors Financial Co. Inc.	4.150%	6/19/23	900	939
General Motors Financial Co. Inc.	5.100%	1/17/24	600	642
General Motors Financial Co. Inc.	3.950%	4/13/24	800	823
General Motors Financial Co. Inc.	3.500%	11/7/24	900	913
General Motors Financial Co. Inc.	4.000%	1/15/25	650	676
General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	1,008
General Motors Financial Co. Inc.	4.350%	4/9/25	1,500	1,580
General Motors Financial Co. Inc.	2.750%	6/20/25	500	492
General Motors Financial Co. Inc.	5.250%	3/1/26	975	1,060
General Motors Financial Co. Inc.	4.000%	10/6/26	400	413
General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,250
General Motors Financial Co. Inc.	3.850%	1/5/28	400	398
General Motors Financial Co. Inc.	5.650%	1/17/29	625	696
General Motors Financial Co. Inc.	3.600%	6/21/30	300	291
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	500	533
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	300	300
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	625	680
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	800	876
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	100	109

119

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	825	891
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	570	563
Harley-Davidson Inc.	4.625%	7/28/45	500	523
Harman International Industries Inc.	4.150%	5/15/25	275	299
Home Depot Inc.	2.000%	4/1/21	1,175	1,188
Home Depot Inc.	4.400%	4/1/21	825	842
Home Depot Inc.	3.250%	3/1/22	700	734
Home Depot Inc.	2.625%	6/1/22	990	1,033
Home Depot Inc.	2.700%	4/1/23	600	634
Home Depot Inc.	3.000%	4/1/26	1,750	1,958
Home Depot Inc.	2.500%	4/15/27	1,690	1,851
Home Depot Inc.	3.900%	12/6/28	400	479
Home Depot Inc.	2.700%	4/15/30	3,215	3,531
Home Depot Inc.	5.875%	12/16/36	2,495	3,684
Home Depot Inc.	3.300%	4/15/40	1,665	1,883
Home Depot Inc.	5.950%	4/1/41	775	1,166
Home Depot Inc.	4.200%	4/1/43	975	1,202
Home Depot Inc.	4.400%	3/15/45	500	634
Home Depot Inc.	4.250%	4/1/46	1,320	1,656
Home Depot Inc.	3.900%	6/15/47	900	1,089
Home Depot Inc.	4.500%	12/6/48	675	895
Home Depot Inc.	3.125%	12/15/49	2,350	2,569
Home Depot Inc.	3.350%	4/15/50	1,000	1,147
Hyatt Hotels Corp.	3.375%	7/15/23	800	804
Hyatt Hotels Corp.	4.850%	3/15/26	100	104
Hyatt Hotels Corp.	4.375%	9/15/28	350	355
IHC Health Services Inc.	4.131%	5/15/48	300	389
IHS Markit Ltd.	3.625%	5/1/24	900	965
IHS Markit Ltd.	4.750%	8/1/28	600	705
IHS Markit Ltd.	4.250%	5/1/29	400	458
JD.com Inc.	3.125%	4/29/21	200	202
JD.com Inc.	3.875%	4/29/26	400	439
JD.com Inc.	3.375%	1/14/30	300	320
JD.com Inc.	4.125%	1/14/50	200	216
Kohl's Corp.	4.250%	7/17/25	625	609
Kohl's Corp.	5.550%	7/17/45	350	308
Las Vegas Sands Corp.	3.200%	8/8/24	1,450	1,437
Las Vegas Sands Corp.	2.900%	6/25/25	425	412
Las Vegas Sands Corp.	3.500%	8/18/26	900	897
Las Vegas Sands Corp.	3.900%	8/8/29	290	286
Lear Corp.	3.800%	9/15/27	500	510
Lear Corp.	4.250%	5/15/29	400	411
Lear Corp.	3.500%	5/30/30	350	346
Lear Corp.	5.250%	5/15/49	500	516
Lowe's Cos. Inc.	3.800%	11/15/21	250	260
Lowe's Cos. Inc.	3.120%	4/15/22	450	468
Lowe's Cos. Inc.	3.875%	9/15/23	300	329
Lowe's Cos. Inc.	3.125%	9/15/24	400	435
Lowe's Cos. Inc.	4.000%	4/15/25	500	569
Lowe's Cos. Inc.	3.375%	9/15/25	975	1,090
Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,838
Lowe's Cos. Inc.	3.100%	5/3/27	642	713
Lowe's Cos. Inc.	3.650%	4/5/29	1,550	1,770
Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,668
Lowe's Cos. Inc.	5.000%	4/15/40	525	679
Lowe's Cos. Inc.	4.650%	4/15/42	575	721
Lowe's Cos. Inc.	4.250%	9/15/44	225	265
Lowe's Cos. Inc.	4.375%	9/15/45	575	684
Lowe's Cos. Inc.	3.700%	4/15/46	1,030	1,148
Lowe's Cos. Inc.	4.050%	5/3/47	1,150	1,346
Lowe's Cos. Inc.	4.550%	4/5/49	500	628
Lowe's Cos. Inc.	5.125%	4/15/50	1,350	1,863
Magna International Inc.	3.625%	6/15/24	825	899
Magna International Inc.	4.150%	10/1/25	300	334

120

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Magna International Inc.	2.450%	6/15/30	500	509
Marriott International Inc.	3.125%	10/15/21	350	350
Marriott International Inc.	3.750%	3/15/25	525	524
Marriott International Inc.	3.750%	10/1/25	200	199
Marriott International Inc.	3.125%	6/15/26	1,695	1,648
Marriott International Inc.	4.625%	6/15/30	500	519
Mastercard Inc.	2.000%	11/21/21	350	357
Mastercard Inc.	3.375%	4/1/24	1,000	1,107
Mastercard Inc.	2.000%	3/3/25	2,519	2,668
Mastercard Inc.	2.950%	11/21/26	510	571
Mastercard Inc.	3.300%	3/26/27	800	905
Mastercard Inc.	3.500%	2/26/28	450	517
Mastercard Inc.	2.950%	6/1/29	500	561
Mastercard Inc.	3.350%	3/26/30	2,000	2,305
Mastercard Inc.	3.800%	11/21/46	350	424
Mastercard Inc.	3.950%	2/26/48	550	685
Mastercard Inc.	3.650%	6/1/49	235	283
Mastercard Inc.	3.850%	3/26/50	1,100	1,371
McDonald's Corp.	2.625%	1/15/22	2,092	2,160
McDonald's Corp.	3.350%	4/1/23	170	182
McDonald's Corp.	3.375%	5/26/25	709	786
McDonald's Corp.	3.300%	7/1/25	550	610
McDonald's Corp.	3.700%	1/30/26	1,125	1,278
McDonald's Corp.	3.500%	3/1/27	200	226
McDonald's Corp.	3.500%	7/1/27	1,000	1,133
McDonald's Corp.	2.625%	9/1/29	600	642
McDonald's Corp.	2.125%	3/1/30	600	616
McDonald's Corp.	3.600%	7/1/30	2,175	2,500
McDonald's Corp.	4.700%	12/9/35	675	857
McDonald's Corp.	6.300%	3/1/38	100	146
McDonald's Corp.	5.700%	2/1/39	375	522
McDonald's Corp.	3.700%	2/15/42	725	804
McDonald's Corp.	3.625%	5/1/43	400	438
McDonald's Corp.	4.600%	5/26/45	925	1,135
McDonald's Corp.	4.875%	12/9/45	1,225	1,583
McDonald's Corp.	4.450%	3/1/47	750	918
McDonald's Corp.	4.450%	9/1/48	900	1,110
McDonald's Corp.	3.625%	9/1/49	1,250	1,381
McDonald's Corp.	4.200%	4/1/50	1,000	1,210
NIKE Inc.	2.250%	5/1/23	50	53
NIKE Inc.	2.400%	3/27/25	650	700
NIKE Inc.	2.375%	11/1/26	1,000	1,089
NIKE Inc.	2.750%	3/27/27	650	713
NIKE Inc.	2.850%	3/27/30	1,575	1,748
NIKE Inc.	3.250%	3/27/40	700	782
NIKE Inc.	3.625%	5/1/43	525	612
NIKE Inc.	3.875%	11/1/45	1,000	1,205
NIKE Inc.	3.375%	11/1/46	375	419
NIKE Inc.	3.375%	3/27/50	1,100	1,273
Nordstrom Inc.	4.000%	10/15/21	585	585
Nordstrom Inc.	4.000%	3/15/27	400	332
Nordstrom Inc.	6.950%	3/15/28	200	194
Nordstrom Inc.	4.375%	4/1/30	400	316
Nordstrom Inc.	5.000%	1/15/44	797	588
NVR Inc.	3.950%	9/15/22	200	213
NVR Inc.	3.000%	5/15/30	600	627
O'Reilly Automotive Inc.	4.625%	9/15/21	150	156
O'Reilly Automotive Inc.	3.800%	9/1/22	255	267
O'Reilly Automotive Inc.	3.850%	6/15/23	300	315
O'Reilly Automotive Inc.	3.550%	3/15/26	200	228
O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,463
O'Reilly Automotive Inc.	4.200%	4/1/30	350	410
PACCAR Financial Corp.	2.250%	2/25/21	200	202
PACCAR Financial Corp.	3.150%	8/9/21	300	308

121

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PACCAR Financial Corp.	2.850%	3/1/22	250	259
	PACCAR Financial Corp.	2.650%	5/10/22	475	492
	PACCAR Financial Corp.	2.300%	8/10/22	250	258
	PACCAR Financial Corp.	2.000%	9/26/22	200	206
	PACCAR Financial Corp.	3.400%	8/9/23	300	325
	PACCAR Financial Corp.	2.150%	8/15/24	250	263
	PACCAR Financial Corp.	1.800%	2/6/25	250	260
	Ralph Lauren Corp.	1.700%	6/15/22	300	305
	Ralph Lauren Corp.	3.750%	9/15/25	100	111
	Ralph Lauren Corp.	2.950%	6/15/30	700	716
	Ross Stores Inc.	4.600%	4/15/25	575	660
	Ross Stores Inc.	4.700%	4/15/27	575	669
	Ross Stores Inc.	4.800%	4/15/30	600	719
	Ross Stores Inc.	5.450%	4/15/50	525	677
	Sands China Ltd.	4.600%	8/8/23	1,495	1,570
	Sands China Ltd.	5.125%	8/8/25	1,200	1,302
	Sands China Ltd.	5.400%	8/8/28	1,300	1,445
1	Sands China Ltd.	4.375%	6/18/30	300	312
	Starbucks Corp.	1.300%	5/7/22	300	304
	Starbucks Corp.	2.700%	6/15/22	725	753
	Starbucks Corp.	3.100%	3/1/23	1,350	1,437
	Starbucks Corp.	3.850%	10/1/23	585	639
	Starbucks Corp.	2.450%	6/15/26	665	711
	Starbucks Corp.	3.500%	3/1/28	500	563
	Starbucks Corp.	4.000%	11/15/28	250	292
	Starbucks Corp.	3.550%	8/15/29	700	798
	Starbucks Corp.	2.250%	3/12/30	600	621
	Starbucks Corp.	2.550%	11/15/30	2,000	2,099
	Starbucks Corp.	4.300%	6/15/45	175	201
	Starbucks Corp.	4.500%	11/15/48	1,600	1,929
	Starbucks Corp.	3.350%	3/12/50	700	721
	Starbucks Corp.	3.500%	11/15/50	1,000	1,053
	Tapestry Inc.	3.000%	7/15/22	450	443
	Tapestry Inc.	4.250%	4/1/25	450	436
	Tapestry Inc.	4.125%	7/15/27	475	446
	Target Corp.	2.900%	1/15/22	850	884
	Target Corp.	3.500%	7/1/24	775	866
	Target Corp.	2.500%	4/15/26	775	851
	Target Corp.	3.375%	4/15/29	850	979
	Target Corp.	2.350%	2/15/30	500	534
	Target Corp.	2.650%	9/15/30	1,750	1,921
	Target Corp.	6.350%	11/1/32	363	527
	Target Corp.	6.500%	10/15/37	450	699
	Target Corp.	7.000%	1/15/38	300	484
	Target Corp.	4.000%	7/1/42	855	1,075
	Target Corp.	3.625%	4/15/46	775	946
	Target Corp.	3.900%	11/15/47	500	635
	TJX Cos. Inc.	2.500%	5/15/23	800	838
	TJX Cos. Inc.	3.500%	4/15/25	525	584
	TJX Cos. Inc.	2.250%	9/15/26	750	800
	TJX Cos. Inc.	3.750%	4/15/27	820	938
	TJX Cos. Inc.	3.875%	4/15/30	875	1,027
	TJX Cos. Inc.	4.500%	4/15/50	600	769
	Toyota Motor Corp.	3.183%	7/20/21	850	873
	Toyota Motor Corp.	2.157%	7/2/22	400	412
	Toyota Motor Corp.	3.419%	7/20/23	895	966
	Toyota Motor Corp.	2.358%	7/2/24	300	316
	Toyota Motor Corp.	3.669%	7/20/28	500	580
	Toyota Motor Corp.	2.760%	7/2/29	400	439
	Toyota Motor Credit Corp.	2.950%	4/13/21	850	865
	Toyota Motor Credit Corp.	3.400%	9/15/21	305	315
	Toyota Motor Credit Corp.	1.800%	10/7/21	280	284
	Toyota Motor Credit Corp.	2.600%	1/11/22	700	720
	Toyota Motor Credit Corp.	3.300%	1/12/22	950	988

122

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Toyota Motor Credit Corp.	2.650%	4/12/22	575	595
	Toyota Motor Credit Corp.	1.150%	5/26/22	1,000	1,011
	Toyota Motor Credit Corp.	2.800%	7/13/22	700	730
	Toyota Motor Credit Corp.	2.150%	9/8/22	650	671
	Toyota Motor Credit Corp.	2.625%	1/10/23	550	575
	Toyota Motor Credit Corp.	2.700%	1/11/23	750	785
	Toyota Motor Credit Corp.	1.350%	8/25/23	1,000	1,017
	Toyota Motor Credit Corp.	2.900%	4/17/24	950	1,025
	Toyota Motor Credit Corp.	1.800%	2/13/25	1,125	1,162
	Toyota Motor Credit Corp.	3.400%	4/14/25	100	112
	Toyota Motor Credit Corp.	3.200%	1/11/27	750	833
	Toyota Motor Credit Corp.	3.050%	1/11/28	850	942
	Toyota Motor Credit Corp.	3.650%	1/8/29	450	524
	Toyota Motor Credit Corp.	2.150%	2/13/30	625	658
	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,610
	VF Corp.	2.050%	4/23/22	750	770
	VF Corp.	2.400%	4/23/25	600	632
	VF Corp.	2.950%	4/23/30	500	534
	Visa Inc.	2.150%	9/15/22	500	518
	Visa Inc.	2.800%	12/14/22	1,500	1,583
	Visa Inc.	1.900%	4/15/27	3,000	3,135
	Visa Inc.	2.750%	9/15/27	785	861
	Visa Inc.	2.050%	4/15/30	3,975	4,164
	Visa Inc.	4.150%	12/14/35	1,300	1,660
	Visa Inc.	2.700%	4/15/40	700	750
	Visa Inc.	4.300%	12/14/45	2,230	2,942
	Visa Inc.	3.650%	9/15/47	655	801
1	Volkswagen Group of America Finance LLC	3.750%	5/13/30	1,000	1,106
	Walgreen Co.	3.100%	9/15/22	800	838
	Walgreen Co.	4.400%	9/15/42	385	403
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	400	413
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,681
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,595
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,244
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,307
	Walgreens Boots Alliance Inc.	4.650%	6/1/46	350	375
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	550	554
	Walmart Inc.	2.350%	12/15/22	975	1,021
	Walmart Inc.	2.550%	4/11/23	575	605
	Walmart Inc.	3.400%	6/26/23	1,650	1,793
	Walmart Inc.	3.300%	4/22/24	1,225	1,345
	Walmart Inc.	2.850%	7/8/24	1,150	1,247
	Walmart Inc.	2.650%	12/15/24	875	948
	Walmart Inc.	3.550%	6/26/25	1,275	1,445
	Walmart Inc.	3.050%	7/8/26	1,700	1,917
	Walmart Inc.	5.875%	4/5/27	335	440
	Walmart Inc.	3.250%	7/8/29	1,633	1,896
	Walmart Inc.	2.375%	9/24/29	175	190
	Walmart Inc.	7.550%	2/15/30	480	732
	Walmart Inc.	5.250%	9/1/35	1,640	2,385
	Walmart Inc.	6.200%	4/15/38	570	885
	Walmart Inc.	3.950%	6/28/38	1,175	1,493
	Walmart Inc.	5.625%	4/1/40	625	933
	Walmart Inc.	5.000%	10/25/40	235	333
	Walmart Inc.	4.000%	4/11/43	1,920	2,430
	Walmart Inc.	4.300%	4/22/44	616	822
	Walmart Inc.	3.625%	12/15/47	1,300	1,591
	Walmart Inc.	4.050%	6/29/48	1,425	1,866
	Walmart Inc.	2.950%	9/24/49	2,720	3,057
	Western Union Co.	3.600%	3/15/22	1,100	1,141
	Western Union Co.	2.850%	1/10/25	400	417
	Western Union Co.	6.200%	11/17/36	410	470

123

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Consumer Noncyclical (1.9%)
	Abbott Laboratories	3.400%	11/30/23	1,225	1,334
	Abbott Laboratories	2.950%	3/15/25	1,760	1,937
	Abbott Laboratories	3.875%	9/15/25	375	429
	Abbott Laboratories	3.750%	11/30/26	1,502	1,748
	Abbott Laboratories	1.150%	1/30/28	400	400
	Abbott Laboratories	1.400%	6/30/30	400	398
	Abbott Laboratories	4.750%	11/30/36	1,200	1,610
	Abbott Laboratories	6.150%	11/30/37	425	649
	Abbott Laboratories	6.000%	4/1/39	250	382
	Abbott Laboratories	5.300%	5/27/40	310	443
	Abbott Laboratories	4.900%	11/30/46	2,865	4,082
	AbbVie Inc.	3.375%	11/14/21	1,000	1,036
1	AbbVie Inc.	2.150%	11/19/21	500	509
1	AbbVie Inc.	3.450%	3/15/22	1,957	2,036
1	AbbVie Inc.	3.250%	10/1/22	1,400	1,466
	AbbVie Inc.	2.900%	11/6/22	2,150	2,252
	AbbVie Inc.	3.200%	11/6/22	1,075	1,137
1	AbbVie Inc.	2.300%	11/21/22	1,625	1,681
1	AbbVie Inc.	2.800%	3/15/23	225	230
	AbbVie Inc.	2.850%	5/14/23	1,025	1,079
	AbbVie Inc.	3.750%	11/14/23	1,250	1,361
1	AbbVie Inc.	3.850%	6/15/24	975	1,070
1	AbbVie Inc.	2.600%	11/21/24	2,575	2,723
1	AbbVie Inc.	3.800%	3/15/25	2,407	2,672
	AbbVie Inc.	3.600%	5/14/25	3,618	3,998
	AbbVie Inc.	3.200%	5/14/26	1,625	1,795
1	AbbVie Inc.	2.950%	11/21/26	2,640	2,868
	AbbVie Inc.	4.250%	11/14/28	650	766
1	AbbVie Inc.	3.200%	11/21/29	5,150	5,649
1	AbbVie Inc.	4.550%	3/15/35	1,400	1,700
	AbbVie Inc.	4.500%	5/14/35	2,030	2,459
	AbbVie Inc.	4.300%	5/14/36	1,125	1,329
1	AbbVie Inc.	4.050%	11/21/39	2,900	3,364
1	AbbVie Inc.	4.625%	10/1/42	930	1,129
	AbbVie Inc.	4.400%	11/6/42	2,119	2,553
1	AbbVie Inc.	4.850%	6/15/44	945	1,194
1	AbbVie Inc.	4.750%	3/15/45	3,250	4,009
	AbbVie Inc.	4.700%	5/14/45	2,757	3,446
	AbbVie Inc.	4.450%	5/14/46	1,000	1,214
	AbbVie Inc.	4.875%	11/14/48	400	519
1	AbbVie Inc.	4.250%	11/21/49	4,415	5,337
	Adventist Health System/West	2.952%	3/1/29	350	365
	Adventist Health System/West	3.630%	3/1/49	375	373
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	255
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	101
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	481
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	276
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	316
	Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,046
	Agilent Technologies Inc.	3.875%	7/15/23	400	434
	Agilent Technologies Inc.	3.050%	9/22/26	450	490
	Agilent Technologies Inc.	2.750%	9/15/29	293	319
	Agilent Technologies Inc.	2.100%	6/4/30	325	333
	AHS Hospital Corp.	5.024%	7/1/45	325	421
	Allina Health System	3.887%	4/15/49	325	390
	Altria Group Inc.	3.490%	2/14/22	800	835
	Altria Group Inc.	2.850%	8/9/22	2,300	2,396
	Altria Group Inc.	2.950%	5/2/23	200	211
	Altria Group Inc.	4.000%	1/31/24	1,092	1,204
	Altria Group Inc.	3.800%	2/14/24	550	600
	Altria Group Inc.	2.350%	5/6/25	525	553
	Altria Group Inc.	4.400%	2/14/26	1,200	1,381

124

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Altria Group Inc.	2.625%	9/16/26	350	373
Altria Group Inc.	4.800%	2/14/29	1,525	1,777
Altria Group Inc.	3.400%	5/6/30	1,300	1,398
Altria Group Inc.	5.800%	2/14/39	1,725	2,144
Altria Group Inc.	4.250%	8/9/42	710	754
Altria Group Inc.	4.500%	5/2/43	675	726
Altria Group Inc.	5.375%	1/31/44	1,325	1,587
Altria Group Inc.	3.875%	9/16/46	900	895
Altria Group Inc.	5.950%	2/14/49	1,000	1,308
Altria Group Inc.	4.450%	5/6/50	1,010	1,105
Altria Group Inc.	6.200%	2/14/59	600	801
AmerisourceBergen Corp.	3.400%	5/15/24	400	432
AmerisourceBergen Corp.	3.250%	3/1/25	325	354
AmerisourceBergen Corp.	3.450%	12/15/27	600	677
AmerisourceBergen Corp.	2.800%	5/15/30	375	395
AmerisourceBergen Corp.	4.250%	3/1/45	100	111
AmerisourceBergen Corp.	4.300%	12/15/47	250	282
Amgen Inc.	3.875%	11/15/21	1,131	1,172
Amgen Inc.	2.700%	5/1/22	225	233
Amgen Inc.	2.650%	5/11/22	1,200	1,245
Amgen Inc.	3.625%	5/15/22	625	655
Amgen Inc.	2.250%	8/19/23	800	835
Amgen Inc.	3.625%	5/22/24	1,150	1,261
Amgen Inc.	1.900%	2/21/25	400	416
Amgen Inc.	3.125%	5/1/25	300	329
Amgen Inc.	2.600%	8/19/26	1,845	2,010
Amgen Inc.	2.200%	2/21/27	475	499
Amgen Inc.	2.450%	2/21/30	675	713
Amgen Inc.	2.300%	2/25/31	2,100	2,184
Amgen Inc.	3.150%	2/21/40	1,550	1,648
Amgen Inc.	4.950%	10/1/41	500	650
Amgen Inc.	5.150%	11/15/41	900	1,196
Amgen Inc.	4.400%	5/1/45	2,100	2,622
Amgen Inc.	4.563%	6/15/48	1,156	1,503
Amgen Inc.	3.375%	2/21/50	1,650	1,804
Amgen Inc.	4.663%	6/15/51	2,689	3,566
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	3,919	4,400
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	5,070	5,946
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	6,615	8,045
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	647	678
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,322	2,478
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	384	423
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	996
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,084
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	772
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,760
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	377	391
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	612	668
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	2,473	2,806
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,304	2,651
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	3,705	4,461
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,775	1,993
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	525	659
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,398
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,173
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	500	630
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	2,007
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	775	827
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,525	2,942
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	2,062	2,372
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	3,025	3,593

125

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,200	2,655
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,525	1,828
	Archer-Daniels-Midland Co.	3.375%	3/15/22	350	366
	Archer-Daniels-Midland Co.	2.750%	3/27/25	375	407
	Archer-Daniels-Midland Co.	2.500%	8/11/26	825	897
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	764
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	410
	Archer-Daniels-Midland Co.	4.535%	3/26/42	350	453
	Archer-Daniels-Midland Co.	4.016%	4/16/43	600	710
	Archer-Daniels-Midland Co.	3.750%	9/15/47	600	725
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	733
	Ascension Health	2.532%	11/15/29	556	596
	Ascension Health	3.106%	11/15/39	300	322
	Ascension Health	3.945%	11/15/46	650	814
5	Ascension Health	4.847%	11/15/53	250	333
	AstraZeneca plc	2.375%	6/12/22	900	929
	AstraZeneca plc	3.500%	8/17/23	590	638
	AstraZeneca plc	3.375%	11/16/25	1,750	1,960
	AstraZeneca plc	6.450%	9/15/37	2,105	3,146
	AstraZeneca plc	4.000%	9/18/42	670	812
	AstraZeneca plc	4.375%	11/16/45	975	1,254
	AstraZeneca plc	4.375%	8/17/48	550	726
	Banner Health	2.338%	1/1/30	375	386
	Banner Health	3.181%	1/1/50	225	241
	BAT Capital Corp.	2.764%	8/15/22	1,135	1,174
	BAT Capital Corp.	3.222%	8/15/24	3,350	3,576
	BAT Capital Corp.	3.215%	9/6/26	800	857
	BAT Capital Corp.	4.700%	4/2/27	650	741
	BAT Capital Corp.	3.557%	8/15/27	2,725	2,948
	BAT Capital Corp.	3.462%	9/6/29	200	213
	BAT Capital Corp.	4.906%	4/2/30	1,875	2,200
	BAT Capital Corp.	4.390%	8/15/37	725	784
	BAT Capital Corp.	4.540%	8/15/47	2,025	2,208
	BAT Capital Corp.	5.282%	4/2/50	925	1,109
	Baxalta Inc.	3.600%	6/23/22	97	101
	Baxalta Inc.	4.000%	6/23/25	1,411	1,605
	Baxalta Inc.	5.250%	6/23/45	415	566
	Baxter International Inc.	1.700%	8/15/21	400	405
1	Baxter International Inc.	3.750%	10/1/25	547	623
	Baxter International Inc.	2.600%	8/15/26	400	437
1	Baxter International Inc.	3.950%	4/1/30	555	656
	Baxter International Inc.	3.500%	8/15/46	375	416
	Baylor Scott & White Holdings	4.185%	11/15/45	400	491
	Beam Suntory Inc.	3.250%	5/15/22	25	26
	Beam Suntory Inc.	3.250%	6/15/23	50	52
	Becton Dickinson & Co.	3.125%	11/8/21	440	453
	Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,526
	Becton Dickinson & Co.	3.300%	3/1/23	225	236
	Becton Dickinson & Co.	3.363%	6/6/24	750	808
	Becton Dickinson & Co.	3.734%	12/15/24	1,808	1,984
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,590
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	1,050
	Becton Dickinson & Co.	4.875%	5/15/44	88	109
	Becton Dickinson & Co.	4.685%	12/15/44	769	941
	Becton Dickinson & Co.	4.669%	6/6/47	1,000	1,223
	Biogen Inc.	3.625%	9/15/22	1,125	1,195
	Biogen Inc.	4.050%	9/15/25	1,450	1,662
	Biogen Inc.	2.250%	5/1/30	1,125	1,136
	Biogen Inc.	5.200%	9/15/45	1,145	1,497
	Biogen Inc.	3.150%	5/1/50	1,100	1,058
5	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	339
	Boston Scientific Corp.	3.375%	5/15/22	200	209
	Boston Scientific Corp.	3.450%	3/1/24	725	786
	Boston Scientific Corp.	3.850%	5/15/25	420	469

126

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Boston Scientific Corp.	1.900%	6/1/25	650	673
	Boston Scientific Corp.	3.750%	3/1/26	550	622
	Boston Scientific Corp.	4.000%	3/1/29	675	771
	Boston Scientific Corp.	2.650%	6/1/30	1,200	1,238
	Boston Scientific Corp.	7.000%	11/15/35	325	469
	Boston Scientific Corp.	4.550%	3/1/39	750	910
	Boston Scientific Corp.	7.375%	1/15/40	225	345
	Boston Scientific Corp.	4.700%	3/1/49	2,600	3,336
1	Bristol-Myers Squibb Co.	2.250%	8/15/21	300	304
1	Bristol-Myers Squibb Co.	2.600%	5/16/22	1,738	1,806
	Bristol-Myers Squibb Co.	2.000%	8/1/22	700	720
1	Bristol-Myers Squibb Co.	3.550%	8/15/22	725	765
1	Bristol-Myers Squibb Co.	2.750%	2/15/23	575	606
1	Bristol-Myers Squibb Co.	4.000%	8/15/23	450	496
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	135
1	Bristol-Myers Squibb Co.	3.625%	5/15/24	975	1,065
1	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,921
1	Bristol-Myers Squibb Co.	3.875%	8/15/25	2,195	2,503
1	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,985	2,223
1	Bristol-Myers Squibb Co.	3.450%	11/15/27	1,095	1,257
1	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,200	1,410
1	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,015	3,466
1	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,685
1	Bristol-Myers Squibb Co.	5.700%	10/15/40	75	111
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	430
1	Bristol-Myers Squibb Co.	5.250%	8/15/43	850	1,222
1	Bristol-Myers Squibb Co.	5.000%	8/15/45	1,250	1,751
1	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,000	1,306
1	Bristol-Myers Squibb Co.	4.550%	2/20/48	1,725	2,315
1	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,555	4,681
	Brown-Forman Corp.	3.500%	4/15/25	350	394
	Brown-Forman Corp.	4.500%	7/15/45	395	495
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	492
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	625	680
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	650	675
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	524
	Campbell Soup Co.	3.650%	3/15/23	279	298
	Campbell Soup Co.	3.950%	3/15/25	300	338
	Campbell Soup Co.	3.300%	3/19/25	700	756
	Campbell Soup Co.	4.150%	3/15/28	625	721
	Campbell Soup Co.	2.375%	4/24/30	600	620
	Campbell Soup Co.	4.800%	3/15/48	400	517
	Campbell Soup Co.	3.125%	4/24/50	525	536
	Cardinal Health Inc.	2.616%	6/15/22	825	850
	Cardinal Health Inc.	3.200%	3/15/23	325	343
	Cardinal Health Inc.	3.750%	9/15/25	225	251
	Cardinal Health Inc.	4.600%	3/15/43	400	442
	Cardinal Health Inc.	4.500%	11/15/44	250	274
	Cardinal Health Inc.	4.900%	9/15/45	375	437
	Cardinal Health Inc.	4.368%	6/15/47	500	559
	Children's Hospital Corp.	2.585%	2/1/50	200	202
	Children's Hospital Medical Center	4.268%	5/15/44	150	173
	CHRISTUS Health	4.341%	7/1/28	425	473
	Church & Dwight Co. Inc.	2.450%	8/1/22	100	103
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	383
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	370
	Cigna Corp.	3.400%	9/17/21	875	903
1	Cigna Corp.	3.900%	2/15/22	815	856
1	Cigna Corp.	3.050%	11/30/22	500	527
1	Cigna Corp.	3.000%	7/15/23	1,375	1,458
	Cigna Corp.	3.750%	7/15/23	632	686
1	Cigna Corp.	3.250%	4/15/25	3,576	3,903
	Cigna Corp.	4.125%	11/15/25	650	744
1	Cigna Corp.	4.500%	2/25/26	1,655	1,892

127

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Cigna Corp.	3.400%	3/1/27	2,850	3,141
	Cigna Corp.	4.375%	10/15/28	2,775	3,274
	Cigna Corp.	2.400%	3/15/30	3,690	3,816
	Cigna Corp.	4.800%	8/15/38	1,570	1,993
	Cigna Corp.	3.200%	3/15/40	1,250	1,324
1	Cigna Corp.	6.125%	11/15/41	334	477
1	Cigna Corp.	4.800%	7/15/46	1,250	1,582
1	Cigna Corp.	3.875%	10/15/47	775	880
	Cigna Corp.	4.900%	12/15/48	515	674
	Cigna Corp.	3.400%	3/15/50	2,475	2,661
	City of Hope	5.623%	11/15/43	250	361
	City of Hope	4.378%	8/15/48	500	610
	Cleveland Clinic Foundation	4.858%	1/1/14	325	450
	Clorox Co.	3.800%	11/15/21	1,125	1,174
	Clorox Co.	3.500%	12/15/24	600	666
	Clorox Co.	3.100%	10/1/27	150	168
	Clorox Co.	3.900%	5/15/28	400	467
	Clorox Co.	1.800%	5/15/30	100	101
	Coca-Cola Co.	1.550%	9/1/21	900	912
	Coca-Cola Co.	3.300%	9/1/21	1,210	1,252
	Coca-Cola Co.	2.200%	5/25/22	400	413
	Coca-Cola Co.	3.200%	11/1/23	1,650	1,797
	Coca-Cola Co.	1.750%	9/6/24	775	812
	Coca-Cola Co.	2.950%	3/25/25	340	374
	Coca-Cola Co.	2.875%	10/27/25	1,225	1,362
	Coca-Cola Co.	2.550%	6/1/26	325	357
	Coca-Cola Co.	2.250%	9/1/26	700	756
	Coca-Cola Co.	3.375%	3/25/27	750	858
	Coca-Cola Co.	1.450%	6/1/27	1,775	1,823
	Coca-Cola Co.	2.125%	9/6/29	500	531
	Coca-Cola Co.	3.450%	3/25/30	900	1,055
	Coca-Cola Co.	1.650%	6/1/30	2,125	2,162
	Coca-Cola Co.	4.125%	3/25/40	350	447
	Coca-Cola Co.	2.500%	6/1/40	800	827
	Coca-Cola Co.	4.200%	3/25/50	850	1,116
	Coca-Cola Co.	2.600%	6/1/50	1,150	1,158
	Coca-Cola Co.	2.750%	6/1/60	750	758
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	388
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	212
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	881
	Colgate-Palmolive Co.	2.450%	11/15/21	340	350
	Colgate-Palmolive Co.	1.950%	2/1/23	400	417
	Colgate-Palmolive Co.	3.250%	3/15/24	825	905
	Colgate-Palmolive Co.	4.000%	8/15/45	550	727
	Colgate-Palmolive Co.	3.700%	8/1/47	250	324
	CommonSpirit Health	2.950%	11/1/22	200	206
	CommonSpirit Health	2.760%	10/1/24	500	514
	CommonSpirit Health	3.347%	10/1/29	725	742
5	CommonSpirit Health	4.350%	11/1/42	790	815
	CommonSpirit Health	3.817%	10/1/49	225	239
	CommonSpirit Health	4.187%	10/1/49	780	801
	Conagra Brands Inc.	3.800%	10/22/21	950	987
	Conagra Brands Inc.	3.250%	9/15/22	750	782
	Conagra Brands Inc.	3.200%	1/25/23	683	718
	Conagra Brands Inc.	4.300%	5/1/24	625	693
	Conagra Brands Inc.	4.600%	11/1/25	650	749
	Conagra Brands Inc.	7.000%	10/1/28	100	134
	Conagra Brands Inc.	4.850%	11/1/28	1,025	1,237
	Conagra Brands Inc.	8.250%	9/15/30	250	376
	Conagra Brands Inc.	5.300%	11/1/38	650	847
	Conagra Brands Inc.	5.400%	11/1/48	775	1,069
	Constellation Brands Inc.	2.700%	5/9/22	475	492
	Constellation Brands Inc.	2.650%	11/7/22	1,150	1,199
	Constellation Brands Inc.	3.200%	2/15/23	750	795

128

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Constellation Brands Inc.	4.250%	5/1/23	900	988
Constellation Brands Inc.	4.750%	11/15/24	375	433
Constellation Brands Inc.	4.400%	11/15/25	400	463
Constellation Brands Inc.	4.750%	12/1/25	500	588
Constellation Brands Inc.	3.700%	12/6/26	550	617
Constellation Brands Inc.	3.500%	5/9/27	450	499
Constellation Brands Inc.	3.600%	2/15/28	1,700	1,878
Constellation Brands Inc.	4.650%	11/15/28	250	295
Constellation Brands Inc.	3.150%	8/1/29	625	670
Constellation Brands Inc.	2.875%	5/1/30	275	291
Constellation Brands Inc.	4.500%	5/9/47	375	446
Constellation Brands Inc.	4.100%	2/15/48	275	311
Constellation Brands Inc.	5.250%	11/15/48	350	460
Constellation Brands Inc.	3.750%	5/1/50	450	491
Cottage Health Obligated Group	3.304%	11/1/49	425	461
Covidien International Finance SA	3.200%	6/15/22	1,375	1,438
Covidien International Finance SA	2.950%	6/15/23	250	266
CVS Health Corp.	3.500%	7/20/22	975	1,027
CVS Health Corp.	2.750%	12/1/22	975	1,018
CVS Health Corp.	4.750%	12/1/22	775	840
CVS Health Corp.	3.700%	3/9/23	3,115	3,341
CVS Health Corp.	4.000%	12/5/23	100	110
CVS Health Corp.	3.375%	8/12/24	360	391
CVS Health Corp.	4.100%	3/25/25	5,766	6,496
CVS Health Corp.	3.875%	7/20/25	2,182	2,451
CVS Health Corp.	2.875%	6/1/26	500	540
CVS Health Corp.	3.000%	8/15/26	550	599
CVS Health Corp.	3.625%	4/1/27	475	534
CVS Health Corp.	4.300%	3/25/28	6,590	7,702
CVS Health Corp.	3.250%	8/15/29	650	716
CVS Health Corp.	3.750%	4/1/30	3,313	3,807
CVS Health Corp.	4.875%	7/20/35	525	658
CVS Health Corp.	4.780%	3/25/38	3,550	4,372
CVS Health Corp.	6.125%	9/15/39	375	520
CVS Health Corp.	4.125%	4/1/40	2,600	3,065
CVS Health Corp.	5.300%	12/5/43	650	850
CVS Health Corp.	5.125%	7/20/45	3,375	4,371
CVS Health Corp.	5.050%	3/25/48	5,865	7,605
CVS Health Corp.	4.250%	4/1/50	1,175	1,414
Danaher Corp.	3.350%	9/15/25	500	554
Dartmouth-Hitchcock Health	4.178%	8/1/48	300	324
Delhaize America LLC	9.000%	4/15/31	475	747
DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	599
DH Europe Finance II Sarl	2.050%	11/15/22	950	981
DH Europe Finance II Sarl	2.200%	11/15/24	950	999
DH Europe Finance II Sarl	3.250%	11/15/39	725	796
DH Europe Finance II Sarl	3.400%	11/15/49	200	222
Diageo Capital plc	2.625%	4/29/23	2,000	2,106
Diageo Capital plc	2.125%	10/24/24	600	631
Diageo Capital plc	1.375%	9/29/25	550	558
Diageo Capital plc	2.375%	10/24/29	450	480
Diageo Capital plc	2.000%	4/29/30	1,000	1,032
Diageo Capital plc	2.125%	4/29/32	675	699
Diageo Capital plc	5.875%	9/30/36	250	356
Diageo Capital plc	3.875%	4/29/43	25	30
Diageo Investment Corp.	2.875%	5/11/22	1,400	1,459
Diageo Investment Corp.	7.450%	4/15/35	325	535
Diageo Investment Corp.	4.250%	5/11/42	375	470
Dignity Health	3.125%	11/1/22	150	155
Dignity Health	3.812%	11/1/24	100	104
Dignity Health	4.500%	11/1/42	550	574
Dignity Health	5.267%	11/1/64	225	267
Duke University Health System Inc.	3.920%	6/1/47	450	565
Edwards Lifesciences Corp.	4.300%	6/15/28	475	562

129

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Eli Lilly & Co.	2.350%	5/15/22	200	207
	Eli Lilly & Co.	2.750%	6/1/25	380	415
	Eli Lilly & Co.	3.375%	3/15/29	825	952
	Eli Lilly & Co.	3.950%	3/15/49	2,635	3,359
	Eli Lilly & Co.	2.250%	5/15/50	2,225	2,109
	Eli Lilly & Co.	4.150%	3/15/59	400	526
	Estee Lauder Cos. Inc.	3.150%	3/15/27	400	448
	Estee Lauder Cos. Inc.	2.375%	12/1/29	525	562
	Estee Lauder Cos. Inc.	2.600%	4/15/30	525	569
	Estee Lauder Cos. Inc.	6.000%	5/15/37	150	213
	Estee Lauder Cos. Inc.	4.375%	6/15/45	375	481
	Estee Lauder Cos. Inc.	3.125%	12/1/49	450	493
	Flowers Foods Inc.	4.375%	4/1/22	175	182
	Flowers Foods Inc.	3.500%	10/1/26	350	375
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	663
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	1,750	1,803
	General Mills Inc.	3.150%	12/15/21	775	798
	General Mills Inc.	2.600%	10/12/22	450	468
	General Mills Inc.	3.700%	10/17/23	2,250	2,455
	General Mills Inc.	3.650%	2/15/24	325	358
	General Mills Inc.	4.200%	4/17/28	1,100	1,295
	General Mills Inc.	2.875%	4/15/30	550	598
	General Mills Inc.	4.550%	4/17/38	400	507
	General Mills Inc.	5.400%	6/15/40	420	572
	General Mills Inc.	4.150%	2/15/43	375	452
	Gilead Sciences Inc.	4.400%	12/1/21	1,402	1,465
	Gilead Sciences Inc.	3.250%	9/1/22	625	658
	Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,084
	Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,513
	Gilead Sciences Inc.	3.500%	2/1/25	345	384
	Gilead Sciences Inc.	3.650%	3/1/26	3,215	3,672
	Gilead Sciences Inc.	2.950%	3/1/27	175	194
	Gilead Sciences Inc.	4.600%	9/1/35	700	917
	Gilead Sciences Inc.	4.000%	9/1/36	200	248
	Gilead Sciences Inc.	5.650%	12/1/41	800	1,156
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,769
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,811
	Gilead Sciences Inc.	4.750%	3/1/46	2,575	3,487
	Gilead Sciences Inc.	4.150%	3/1/47	325	412
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	79
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	1,050	1,131
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	2,115
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,532
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	249
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	3,415
	GlaxoSmithKline Capital plc	2.850%	5/8/22	450	469
	GlaxoSmithKline Capital plc	2.875%	6/1/22	2,000	2,089
	GlaxoSmithKline Capital plc	3.000%	6/1/24	775	838
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	615
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	286
5	Hartford HealthCare Corp.	3.447%	7/1/54	300	279
	Hasbro Inc.	3.900%	11/19/29	725	754
	Hasbro Inc.	6.350%	3/15/40	400	460
	Hasbro Inc.	5.100%	5/15/44	350	362
	HCA Inc.	4.750%	5/1/23	1,075	1,164
	HCA Inc.	5.000%	3/15/24	1,625	1,807
	HCA Inc.	5.250%	4/15/25	1,350	1,547
	HCA Inc.	5.250%	6/15/26	1,150	1,327
	HCA Inc.	4.500%	2/15/27	125	139
	HCA Inc.	4.125%	6/15/29	2,420	2,674
	HCA Inc.	5.125%	6/15/39	825	965
	HCA Inc.	5.500%	6/15/47	1,700	2,074
	HCA Inc.	5.250%	6/15/49	445	536
	Hershey Co.	2.625%	5/1/23	250	263

130

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hershey Co.	3.375%	5/15/23	825	891
Hershey Co.	2.050%	11/15/24	246	259
Hershey Co.	0.900%	6/1/25	175	176
Hershey Co.	3.200%	8/21/25	245	273
Hershey Co.	1.700%	6/1/30	395	403
Hershey Co.	3.125%	11/15/49	275	300
Hershey Co.	2.650%	6/1/50	275	279
Hormel Foods Corp.	1.800%	6/11/30	775	788
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	600
Ingredion Inc.	3.200%	10/1/26	400	434
Ingredion Inc.	2.900%	6/1/30	600	638
Ingredion Inc.	3.900%	6/1/50	300	341
Iowa Health System	3.665%	2/15/50	400	436
JM Smucker Co.	3.500%	10/15/21	735	762
JM Smucker Co.	3.000%	3/15/22	250	259
JM Smucker Co.	3.500%	3/15/25	700	776
JM Smucker Co.	3.375%	12/15/27	300	331
JM Smucker Co.	2.375%	3/15/30	350	357
JM Smucker Co.	4.250%	3/15/35	400	471
JM Smucker Co.	4.375%	3/15/45	100	119
JM Smucker Co.	3.550%	3/15/50	550	563
Johns Hopkins Health System Corp.	3.837%	5/15/46	575	692
Johnson & Johnson	2.450%	12/5/21	200	206
Johnson & Johnson	2.250%	3/3/22	1,425	1,466
Johnson & Johnson	2.050%	3/1/23	600	623
Johnson & Johnson	6.730%	11/15/23	245	292
Johnson & Johnson	3.375%	12/5/23	650	715
Johnson & Johnson	2.625%	1/15/25	1,506	1,638
Johnson & Johnson	2.450%	3/1/26	1,600	1,745
Johnson & Johnson	2.900%	1/15/28	800	898
Johnson & Johnson	6.950%	9/1/29	250	363
Johnson & Johnson	4.950%	5/15/33	550	752
Johnson & Johnson	4.375%	12/5/33	900	1,186
Johnson & Johnson	3.550%	3/1/36	925	1,090
Johnson & Johnson	3.625%	3/3/37	1,250	1,501
Johnson & Johnson	5.950%	8/15/37	745	1,138
Johnson & Johnson	3.400%	1/15/38	800	941
Johnson & Johnson	5.850%	7/15/38	325	495
Johnson & Johnson	4.500%	9/1/40	419	566
Johnson & Johnson	4.850%	5/15/41	225	323
Johnson & Johnson	4.500%	12/5/43	550	751
Johnson & Johnson	3.700%	3/1/46	1,650	2,050
Johnson & Johnson	3.750%	3/3/47	500	631
Johnson & Johnson	3.500%	1/15/48	250	309
Kaiser Foundation Hospitals	3.500%	4/1/22	175	183
Kaiser Foundation Hospitals	3.150%	5/1/27	475	530
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,245
Kaiser Foundation Hospitals	4.150%	5/1/47	675	873
Kaiser Foundation Hospitals	3.266%	11/1/49	350	388
Kellogg Co.	2.650%	12/1/23	209	221
Kellogg Co.	3.250%	4/1/26	950	1,060
Kellogg Co.	3.400%	11/15/27	950	1,067
Kellogg Co.	4.300%	5/15/28	425	501
Kellogg Co.	2.100%	6/1/30	500	507
Kellogg Co.	7.450%	4/1/31	500	727
Keurig Dr Pepper Inc.	4.057%	5/25/23	1,600	1,743
Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,450
Keurig Dr Pepper Inc.	4.417%	5/25/25	875	1,009
Keurig Dr Pepper Inc.	3.400%	11/15/25	250	278
Keurig Dr Pepper Inc.	2.550%	9/15/26	325	348
Keurig Dr Pepper Inc.	3.430%	6/15/27	375	414
Keurig Dr Pepper Inc.	3.200%	5/1/30	2,575	2,851
Keurig Dr Pepper Inc.	7.450%	5/1/38	41	61
Keurig Dr Pepper Inc.	4.985%	5/25/38	425	543

131

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,217
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	395
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	651
	Kimberly-Clark Corp.	2.400%	3/1/22	250	257
	Kimberly-Clark Corp.	2.400%	6/1/23	150	157
	Kimberly-Clark Corp.	3.050%	8/15/25	100	110
	Kimberly-Clark Corp.	2.750%	2/15/26	350	380
	Kimberly-Clark Corp.	3.950%	11/1/28	100	120
	Kimberly-Clark Corp.	3.200%	4/25/29	575	651
	Kimberly-Clark Corp.	3.100%	3/26/30	560	636
	Kimberly-Clark Corp.	5.300%	3/1/41	700	979
	Kimberly-Clark Corp.	3.700%	6/1/43	175	203
	Kimberly-Clark Corp.	3.900%	5/4/47	100	124
	Kimberly-Clark Corp.	2.875%	2/7/50	415	451
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	205
	Koninklijke Philips NV	6.875%	3/11/38	300	444
	Koninklijke Philips NV	5.000%	3/15/42	785	1,007
	Kroger Co.	2.950%	11/1/21	1,935	1,994
	Kroger Co.	3.850%	8/1/23	325	353
	Kroger Co.	4.000%	2/1/24	400	442
	Kroger Co.	2.650%	10/15/26	500	544
	Kroger Co.	7.700%	6/1/29	200	278
	Kroger Co.	8.000%	9/15/29	750	1,086
	Kroger Co.	2.200%	5/1/30	1,250	1,296
	Kroger Co.	6.900%	4/15/38	300	439
	Kroger Co.	5.400%	7/15/40	250	323
	Kroger Co.	5.000%	4/15/42	350	441
	Kroger Co.	5.150%	8/1/43	350	450
	Kroger Co.	3.875%	10/15/46	650	727
	Kroger Co.	4.450%	2/1/47	429	520
	Kroger Co.	4.650%	1/15/48	325	409
	Kroger Co.	3.950%	1/15/50	700	803
	Laboratory Corp. of America Holdings	3.200%	2/1/22	375	389
	Laboratory Corp. of America Holdings	3.750%	8/23/22	225	237
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	537
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	447
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,562
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	502
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	550
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	973
5	Mayo Clinic	3.774%	11/15/43	250	288
5	Mayo Clinic	4.000%	11/15/47	150	181
5	Mayo Clinic	4.128%	11/15/52	125	163
	McCormick & Co. Inc.	3.900%	7/15/21	100	102
	McCormick & Co. Inc.	3.150%	8/15/24	600	650
	McCormick & Co. Inc.	3.400%	8/15/27	600	666
	McCormick & Co. Inc.	4.200%	8/15/47	75	91
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,401
	McKesson Corp.	2.700%	12/15/22	2,370	2,468
	McKesson Corp.	3.950%	2/16/28	425	485
	McKesson Corp.	4.750%	5/30/29	350	420
	Mead Johnson Nutrition Co.	4.125%	11/15/25	475	547
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	549
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	960
5	MedStar Health Inc.	3.626%	8/15/49	250	269
	Medtronic Inc.	3.150%	3/15/22	1,159	1,211
	Medtronic Inc.	3.500%	3/15/25	1,340	1,509
	Medtronic Inc.	4.375%	3/15/35	2,608	3,409
	Medtronic Inc.	4.625%	3/15/45	1,254	1,679
	Memorial Health Services	3.447%	11/1/49	500	514
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	137
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	270
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	573
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	196

132

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Merck & Co. Inc.	2.350%	2/10/22	1,100	1,134
	Merck & Co. Inc.	2.400%	9/15/22	925	963
	Merck & Co. Inc.	2.800%	5/18/23	2,000	2,127
	Merck & Co. Inc.	2.900%	3/7/24	500	539
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,436
	Merck & Co. Inc.	0.750%	2/24/26	1,100	1,097
	Merck & Co. Inc.	1.450%	6/24/30	720	716
	Merck & Co. Inc.	6.500%	12/1/33	525	791
	Merck & Co. Inc.	3.900%	3/7/39	600	740
	Merck & Co. Inc.	2.350%	6/24/40	775	788
	Merck & Co. Inc.	3.600%	9/15/42	375	442
	Merck & Co. Inc.	4.150%	5/18/43	980	1,255
	Merck & Co. Inc.	3.700%	2/10/45	1,795	2,167
	Merck & Co. Inc.	4.000%	3/7/49	600	775
	Merck & Co. Inc.	2.450%	6/24/50	1,250	1,255
	Mercy Health	4.302%	7/1/28	175	198
	Molson Coors Beverage Co.	2.100%	7/15/21	775	786
	Molson Coors Beverage Co.	3.500%	5/1/22	75	78
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,713
	Molson Coors Beverage Co.	5.000%	5/1/42	750	796
	Molson Coors Beverage Co.	4.200%	7/15/46	1,285	1,248
1	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	350	360
	Mondelez International Inc.	0.625%	7/1/22	775	775
	Mondelez International Inc.	2.125%	4/13/23	350	362
	Mondelez International Inc.	1.500%	5/4/25	400	408
	Mondelez International Inc.	3.625%	2/13/26	350	394
	Mondelez International Inc.	2.750%	4/13/30	950	1,022
	Mondelez International Inc.	4.625%	5/7/48	250	322
5	Montefiore Obligated Group	5.246%	11/1/48	600	676
5	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	220
5	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	484
	Mylan Inc.	4.200%	11/29/23	705	768
	Mylan Inc.	4.550%	4/15/28	575	661
	Mylan Inc.	5.400%	11/29/43	550	674
	Mylan NV	3.950%	6/15/26	1,100	1,224
	Mylan NV	5.250%	6/15/46	1,100	1,340
	New York & Presbyterian Hospital	4.024%	8/1/45	480	592
	New York & Presbyterian Hospital	4.063%	8/1/56	425	531
	New York & Presbyterian Hospital	3.954%	8/1/19	400	435
	Northwell Healthcare Inc.	3.979%	11/1/46	525	547
	Northwell Healthcare Inc.	4.260%	11/1/47	850	944
	Northwell Healthcare Inc.	3.809%	11/1/49	375	388
	Novartis Capital Corp.	2.400%	5/17/22	1,500	1,556
	Novartis Capital Corp.	3.400%	5/6/24	2,735	3,009
	Novartis Capital Corp.	1.750%	2/14/25	255	266
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,552
	Novartis Capital Corp.	2.000%	2/14/27	390	413
	Novartis Capital Corp.	3.100%	5/17/27	800	896
	Novartis Capital Corp.	2.200%	8/14/30	2,175	2,293
	Novartis Capital Corp.	3.700%	9/21/42	525	629
	Novartis Capital Corp.	4.400%	5/6/44	1,050	1,390
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,503
	Novartis Capital Corp.	2.750%	8/14/50	850	897
5	NYU Hospitals Center	4.368%	7/1/47	425	466
	NYU Langone Hospitals	5.750%	7/1/43	375	486
	NYU Langone Hospitals	4.784%	7/1/44	325	379
	NYU Langone Hospitals	3.380%	7/1/55	525	514
5	OhioHealth Corp.	3.042%	11/15/50	300	319
	Orlando Health Obligated Group	4.089%	10/1/48	225	248
	Partners Healthcare System Inc.	3.765%	7/1/48	150	175
	Partners Healthcare System Inc.	3.192%	7/1/49	400	425
	Partners Healthcare System Inc.	4.117%	7/1/55	275	349
	Partners Healthcare System Inc.	3.342%	7/1/60	725	762
	PeaceHealth Obligated Group	4.787%	11/15/48	300	388

133

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PepsiCo Inc.	3.000%	8/25/21	1,070	1,101
PepsiCo Inc.	1.700%	10/6/21	700	711
PepsiCo Inc.	2.750%	3/5/22	775	807
PepsiCo Inc.	2.250%	5/2/22	275	285
PepsiCo Inc.	2.750%	3/1/23	1,000	1,061
PepsiCo Inc.	0.750%	5/1/23	450	454
PepsiCo Inc.	3.600%	3/1/24	1,675	1,846
PepsiCo Inc.	2.250%	3/19/25	995	1,063
PepsiCo Inc.	2.750%	4/30/25	1,725	1,881
PepsiCo Inc.	3.500%	7/17/25	1,425	1,614
PepsiCo Inc.	2.850%	2/24/26	575	634
PepsiCo Inc.	2.625%	3/19/27	375	411
PepsiCo Inc.	3.000%	10/15/27	1,225	1,372
PepsiCo Inc.	2.750%	3/19/30	1,225	1,362
PepsiCo Inc.	1.625%	5/1/30	1,725	1,757
PepsiCo Inc.	4.000%	3/5/42	541	673
PepsiCo Inc.	3.600%	8/13/42	725	871
PepsiCo Inc.	4.250%	10/22/44	875	1,118
PepsiCo Inc.	4.600%	7/17/45	435	584
PepsiCo Inc.	4.450%	4/14/46	925	1,232
PepsiCo Inc.	3.450%	10/6/46	1,175	1,354
PepsiCo Inc.	3.375%	7/29/49	850	972
PepsiCo Inc.	2.875%	10/15/49	750	796
PepsiCo Inc.	3.625%	3/19/50	1,560	1,890
PepsiCo Inc.	3.875%	3/19/60	560	712
PerkinElmer Inc.	3.300%	9/15/29	650	696
Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	843
Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	637
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	409
Perrigo Finance Unlimited Co.	3.150%	6/15/30	450	455
Perrigo Finance Unlimited Co.	4.900%	12/15/44	278	297
Pfizer Inc.	3.000%	9/15/21	600	619
Pfizer Inc.	2.200%	12/15/21	825	847
Pfizer Inc.	2.800%	3/11/22	750	779
Pfizer Inc.	3.000%	6/15/23	1,136	1,217
Pfizer Inc.	3.200%	9/15/23	475	513
Pfizer Inc.	2.950%	3/15/24	500	541
Pfizer Inc.	3.400%	5/15/24	200	222
Pfizer Inc.	0.800%	5/28/25	300	300
Pfizer Inc.	2.750%	6/3/26	800	882
Pfizer Inc.	3.000%	12/15/26	1,595	1,794
Pfizer Inc.	3.600%	9/15/28	600	707
Pfizer Inc.	3.450%	3/15/29	750	874
Pfizer Inc.	2.625%	4/1/30	1,175	1,291
Pfizer Inc.	1.700%	5/28/30	1,750	1,779
Pfizer Inc.	4.000%	12/15/36	1,050	1,282
Pfizer Inc.	4.100%	9/15/38	600	749
Pfizer Inc.	3.900%	3/15/39	550	674
Pfizer Inc.	7.200%	3/15/39	1,015	1,689
Pfizer Inc.	2.550%	5/28/40	750	775
Pfizer Inc.	5.600%	9/15/40	100	145
Pfizer Inc.	4.300%	6/15/43	780	1,002
Pfizer Inc.	4.400%	5/15/44	725	951
Pfizer Inc.	4.125%	12/15/46	1,575	2,020
Pfizer Inc.	4.200%	9/15/48	500	653
Pfizer Inc.	4.000%	3/15/49	850	1,078
Pfizer Inc.	2.700%	5/28/50	1,275	1,314
Pharmacia LLC	6.600%	12/1/28	500	688
Philip Morris International Inc.	2.375%	8/17/22	550	570
Philip Morris International Inc.	2.500%	11/2/22	1,600	1,673
Philip Morris International Inc.	2.625%	3/6/23	550	581
Philip Morris International Inc.	1.125%	5/1/23	450	457
Philip Morris International Inc.	2.125%	5/10/23	450	468
Philip Morris International Inc.	3.600%	11/15/23	940	1,031

134

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Philip Morris International Inc.	2.875%	5/1/24	1,000	1,073
	Philip Morris International Inc.	1.500%	5/1/25	450	461
	Philip Morris International Inc.	3.375%	8/11/25	675	752
	Philip Morris International Inc.	2.750%	2/25/26	1,005	1,093
	Philip Morris International Inc.	3.125%	8/17/27	425	472
	Philip Morris International Inc.	3.125%	3/2/28	400	445
	Philip Morris International Inc.	3.375%	8/15/29	600	682
	Philip Morris International Inc.	2.100%	5/1/30	1,550	1,595
	Philip Morris International Inc.	6.375%	5/16/38	575	866
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,426
	Philip Morris International Inc.	4.500%	3/20/42	550	675
	Philip Morris International Inc.	3.875%	8/21/42	75	86
	Philip Morris International Inc.	4.125%	3/4/43	850	998
	Philip Morris International Inc.	4.875%	11/15/43	775	991
	Philip Morris International Inc.	4.250%	11/10/44	960	1,160
5	Procter & Gamble - Esop	9.360%	1/1/21	137	141
	Procter & Gamble Co.	1.700%	11/3/21	1,000	1,018
	Procter & Gamble Co.	3.100%	8/15/23	1,025	1,116
	Procter & Gamble Co.	2.450%	3/25/25	525	570
	Procter & Gamble Co.	2.700%	2/2/26	450	502
	Procter & Gamble Co.	2.450%	11/3/26	800	878
	Procter & Gamble Co.	2.800%	3/25/27	3,250	3,616
	Procter & Gamble Co.	3.000%	3/25/30	2,055	2,351
	Procter & Gamble Co.	5.500%	2/1/34	275	400
	Procter & Gamble Co.	5.550%	3/5/37	625	959
	Procter & Gamble Co.	3.550%	3/25/40	975	1,175
	Procter & Gamble Co.	3.500%	10/25/47	550	675
	Procter & Gamble Co.	3.600%	3/25/50	1,075	1,344
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	125	134
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	522
5	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	360
5	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	456
	Quest Diagnostics Inc.	4.250%	4/1/24	300	332
	Quest Diagnostics Inc.	3.500%	3/30/25	250	274
	Quest Diagnostics Inc.	3.450%	6/1/26	425	476
	Quest Diagnostics Inc.	4.200%	6/30/29	350	405
	Quest Diagnostics Inc.	2.950%	6/30/30	700	738
	Quest Diagnostics Inc.	2.800%	6/30/31	425	445
	Quest Diagnostics Inc.	5.750%	1/30/40	61	76
	Quest Diagnostics Inc.	4.700%	3/30/45	200	242
	Reynolds American Inc.	4.000%	6/12/22	600	634
	Reynolds American Inc.	4.850%	9/15/23	250	279
	Reynolds American Inc.	4.450%	6/12/25	2,231	2,513
	Reynolds American Inc.	5.700%	8/15/35	575	716
	Reynolds American Inc.	7.250%	6/15/37	325	428
	Reynolds American Inc.	8.125%	5/1/40	400	547
	Reynolds American Inc.	7.000%	8/4/41	150	192
	Reynolds American Inc.	6.150%	9/15/43	400	504
	Reynolds American Inc.	5.850%	8/15/45	1,985	2,431
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	390
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	102
	Sanofi	3.375%	6/19/23	1,050	1,136
	Sanofi	3.625%	6/19/28	1,000	1,167
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	2,650	2,701
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,489
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	1,935	2,147
	Spectrum Health System Obligated Group	3.487%	7/15/49	275	304
	SSM Health Care Corp.	3.688%	6/1/23	725	778
	SSM Health Care Corp.	3.823%	6/1/27	375	410
	Stanford Health Care	3.795%	11/15/48	450	533
	Stryker Corp.	3.375%	5/15/24	475	515
	Stryker Corp.	1.150%	6/15/25	400	403
	Stryker Corp.	3.375%	11/1/25	500	556
	Stryker Corp.	3.500%	3/15/26	890	1,000

135

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Stryker Corp.	3.650%	3/7/28	450	517
	Stryker Corp.	1.950%	6/15/30	750	751
	Stryker Corp.	4.100%	4/1/43	325	388
	Stryker Corp.	4.375%	5/15/44	275	334
	Stryker Corp.	4.625%	3/15/46	155	202
	Stryker Corp.	2.900%	6/15/50	500	498
	Sutter Health	3.695%	8/15/28	300	334
	Sutter Health	4.091%	8/15/48	375	440
	Sysco Corp.	2.500%	7/15/21	300	305
	Sysco Corp.	2.600%	6/12/22	346	357
	Sysco Corp.	3.750%	10/1/25	425	466
	Sysco Corp.	3.300%	7/15/26	975	1,042
	Sysco Corp.	3.250%	7/15/27	925	979
	Sysco Corp.	5.950%	4/1/30	850	1,066
	Sysco Corp.	6.600%	4/1/40	735	993
	Sysco Corp.	4.850%	10/1/45	125	145
	Sysco Corp.	4.500%	4/1/46	550	597
	Sysco Corp.	4.450%	3/15/48	700	766
	Sysco Corp.	3.300%	2/15/50	425	400
	Sysco Corp.	6.600%	4/1/50	950	1,319
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	850	886
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	850	946
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,460	1,800
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	775	776
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	600	605
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	625	626
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	650	649
5	Texas Health Resources	4.330%	11/15/55	100	131
	The Children's Hospital Corp.	4.115%	1/1/47	200	243
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	503
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	810	925
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	300	337
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	881
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	723
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	1,165	1,259
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	305	377
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	489
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	495
	Toledo Hospital	5.325%	11/15/28	275	293
	Toledo Hospital	6.015%	11/15/48	325	359
	Trinity Health Corp.	4.125%	12/1/45	450	526
	Tyson Foods Inc.	2.250%	8/23/21	50	51
	Tyson Foods Inc.	4.500%	6/15/22	950	1,010
	Tyson Foods Inc.	3.900%	9/28/23	475	518
	Tyson Foods Inc.	3.950%	8/15/24	4,525	5,011
	Tyson Foods Inc.	4.000%	3/1/26	580	664
	Tyson Foods Inc.	3.550%	6/2/27	1,025	1,135
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,346
	Tyson Foods Inc.	4.875%	8/15/34	425	544
	Tyson Foods Inc.	5.150%	8/15/44	550	703
	Tyson Foods Inc.	4.550%	6/2/47	450	545
	Tyson Foods Inc.	5.100%	9/28/48	1,200	1,549
	Unilever Capital Corp.	1.375%	7/28/21	400	404
	Unilever Capital Corp.	3.000%	3/7/22	450	469
	Unilever Capital Corp.	3.250%	3/7/24	2,600	2,827
	Unilever Capital Corp.	2.600%	5/5/24	1,150	1,227
	Unilever Capital Corp.	3.375%	3/22/25	250	277
	Unilever Capital Corp.	3.100%	7/30/25	550	609
	Unilever Capital Corp.	2.000%	7/28/26	550	581
	Unilever Capital Corp.	2.125%	9/6/29	1,375	1,450
	Unilever Capital Corp.	5.900%	11/15/32	800	1,156
1	Upjohn Inc.	1.125%	6/22/22	775	780
1	Upjohn Inc.	1.650%	6/22/25	600	612
1	Upjohn Inc.	2.300%	6/22/27	455	470

136

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Upjohn Inc.	2.700%	6/22/30	945	974
1	Upjohn Inc.	3.850%	6/22/40	1,100	1,181
1	Upjohn Inc.	4.000%	6/22/50	1,355	1,452
	UPMC	3.600%	4/3/25	400	433
	Whirlpool Corp.	4.700%	6/1/22	775	823
	Whirlpool Corp.	4.000%	3/1/24	275	297
	Whirlpool Corp.	4.750%	2/26/29	600	714
	Whirlpool Corp.	4.500%	6/1/46	388	431
	Whirlpool Corp.	4.600%	5/15/50	200	228
5	Willis-Knighton Medical Center	4.813%	9/1/48	200	250
	Wyeth LLC	7.250%	3/1/23	350	412
	Wyeth LLC	6.450%	2/1/24	780	938
	Wyeth LLC	6.500%	2/1/34	500	778
	Wyeth LLC	6.000%	2/15/36	410	593
	Wyeth LLC	5.950%	4/1/37	1,605	2,355
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	704
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	791
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	674
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	238
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,383
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	248
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	301
	Zoetis Inc.	3.250%	8/20/21	250	257
	Zoetis Inc.	3.250%	2/1/23	1,475	1,558
	Zoetis Inc.	4.500%	11/13/25	350	408
	Zoetis Inc.	3.000%	9/12/27	700	771
	Zoetis Inc.	3.900%	8/20/28	400	469
	Zoetis Inc.	2.000%	5/15/30	200	204
	Zoetis Inc.	4.700%	2/1/43	900	1,188
	Zoetis Inc.	3.950%	9/12/47	400	482
	Zoetis Inc.	4.450%	8/20/48	325	424
	Zoetis Inc.	3.000%	5/15/50	250	259
	Energy (0.9%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	1,340	1,398
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	550	584
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	450	469
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	400	459
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	869	896
	Baker Hughes Holdings LLC	5.125%	9/15/40	820	990
	Boardwalk Pipelines LP	3.375%	2/1/23	310	313
	Boardwalk Pipelines LP	4.950%	12/15/24	525	562
	Boardwalk Pipelines LP	5.950%	6/1/26	425	475
	Boardwalk Pipelines LP	4.800%	5/3/29	100	104
	BP Capital Markets America Inc.	2.112%	9/16/21	1,000	1,018
	BP Capital Markets America Inc.	3.245%	5/6/22	1,076	1,128
	BP Capital Markets America Inc.	2.520%	9/19/22	450	466
	BP Capital Markets America Inc.	2.937%	4/6/23	200	212
	BP Capital Markets America Inc.	3.216%	11/28/23	1,850	1,979
	BP Capital Markets America Inc.	3.790%	2/6/24	1,500	1,638
	BP Capital Markets America Inc.	3.224%	4/14/24	500	537
	BP Capital Markets America Inc.	3.194%	4/6/25	500	543
	BP Capital Markets America Inc.	3.796%	9/21/25	575	646
	BP Capital Markets America Inc.	3.410%	2/11/26	800	884
	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	3,052
	BP Capital Markets America Inc.	3.937%	9/21/28	800	913
	BP Capital Markets America Inc.	3.633%	4/6/30	3,175	3,580
	BP Capital Markets America Inc.	3.000%	2/24/50	1,700	1,672
	BP Capital Markets plc	3.561%	11/1/21	775	804

137

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BP Capital Markets plc	2.500%	11/6/22	889	924
	BP Capital Markets plc	3.994%	9/26/23	350	384
	BP Capital Markets plc	3.535%	11/4/24	1,335	1,467
	BP Capital Markets plc	3.506%	3/17/25	950	1,051
	BP Capital Markets plc	3.279%	9/19/27	1,175	1,282
	BP Capital Markets plc	3.723%	11/28/28	585	665
5	BP Capital Markets plc	4.375%	12/31/49	200	201
5	BP Capital Markets plc	4.875%	12/31/49	200	207
	Burlington Resources Finance Co.	7.400%	12/1/31	600	859
	Canadian Natural Resources Ltd.	3.450%	11/15/21	2,175	2,224
	Canadian Natural Resources Ltd.	2.950%	1/15/23	800	825
	Canadian Natural Resources Ltd.	3.800%	4/15/24	400	424
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	400
	Canadian Natural Resources Ltd.	3.850%	6/1/27	900	962
	Canadian Natural Resources Ltd.	2.950%	7/15/30	500	498
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	594
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	480
	Canadian Natural Resources Ltd.	5.850%	2/1/35	475	550
	Canadian Natural Resources Ltd.	6.500%	2/15/37	500	596
	Canadian Natural Resources Ltd.	6.250%	3/15/38	500	592
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	395
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,366
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	750	841
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,250	2,469
1	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,173
	Chevron Corp.	2.498%	3/3/22	400	413
	Chevron Corp.	2.355%	12/5/22	4,245	4,415
	Chevron Corp.	1.141%	5/11/23	900	915
	Chevron Corp.	3.191%	6/24/23	1,175	1,259
	Chevron Corp.	2.895%	3/3/24	100	108
	Chevron Corp.	1.554%	5/11/25	2,400	2,461
	Chevron Corp.	3.326%	11/17/25	200	224
	Chevron Corp.	1.995%	5/11/27	400	417
	Chevron Corp.	2.236%	5/11/30	2,200	2,297
	Chevron Corp.	2.978%	5/11/40	550	586
	Chevron Corp.	3.078%	5/11/50	700	743
	Cimarex Energy Co.	4.375%	6/1/24	500	527
	Cimarex Energy Co.	3.900%	5/15/27	400	404
	Cimarex Energy Co.	4.375%	3/15/29	400	409
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,192
	Columbia Pipeline Group Inc.	5.800%	6/1/45	350	426
	Concho Resources Inc.	4.375%	1/15/25	500	515
	Concho Resources Inc.	3.750%	10/1/27	750	800
	Concho Resources Inc.	4.300%	8/15/28	800	878
	Concho Resources Inc.	4.875%	10/1/47	675	759
	Concho Resources Inc.	4.850%	8/15/48	550	614
	ConocoPhillips	5.900%	10/15/32	400	541
	ConocoPhillips	5.900%	5/15/38	1,255	1,707
	ConocoPhillips	6.500%	2/1/39	1,950	2,818
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	533
	ConocoPhillips Co.	3.350%	11/15/24	200	218
	ConocoPhillips Co.	4.950%	3/15/26	1,000	1,196
	ConocoPhillips Co.	4.300%	11/15/44	750	914
	ConocoPhillips Holding Co.	6.950%	4/15/29	875	1,214
	Devon Energy Corp.	5.850%	12/15/25	300	332
	Devon Energy Corp.	7.950%	4/15/32	245	286
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,276
	Devon Energy Corp.	4.750%	5/15/42	600	521
	Devon Energy Corp.	5.000%	6/15/45	300	269
	Devon Financing Co. LLC	7.875%	9/30/31	500	582
	Diamondback Energy Inc.	2.875%	12/1/24	800	801
	Diamondback Energy Inc.	5.375%	5/31/25	500	516
	Diamondback Energy Inc.	3.250%	12/1/26	1,000	1,006
	Diamondback Energy Inc.	3.500%	12/1/29	2,292	2,215

138

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	269
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	400	421
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	274
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	500	532
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	325	375
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	457
Enable Midstream Partners LP	3.900%	5/15/24	625	611
Enable Midstream Partners LP	4.400%	3/15/27	800	743
Enable Midstream Partners LP	4.950%	5/15/28	300	278
Enable Midstream Partners LP	5.000%	5/15/44	450	359
Enbridge Energy Partners LP	4.200%	9/15/21	325	335
Enbridge Energy Partners LP	5.875%	10/15/25	400	476
Enbridge Energy Partners LP	7.500%	4/15/38	300	410
Enbridge Energy Partners LP	5.500%	9/15/40	75	89
Enbridge Energy Partners LP	7.375%	10/15/45	1,100	1,545
Enbridge Inc.	2.900%	7/15/22	450	466
Enbridge Inc.	2.500%	1/15/25	715	741
Enbridge Inc.	3.700%	7/15/27	800	870
Enbridge Inc.	3.125%	11/15/29	825	858
Enbridge Inc.	4.500%	6/10/44	825	937
Enbridge Inc.	4.000%	11/15/49	325	342
Energy Transfer Operating LP	3.600%	2/1/23	825	855
Energy Transfer Operating LP	4.250%	3/15/23	1,600	1,688
Energy Transfer Operating LP	4.200%	9/15/23	300	319
Energy Transfer Operating LP	4.050%	3/15/25	2,091	2,222
Energy Transfer Operating LP	2.900%	5/15/25	375	384
Energy Transfer Operating LP	4.750%	1/15/26	300	327
Energy Transfer Operating LP	4.200%	4/15/27	300	314
Energy Transfer Operating LP	5.500%	6/1/27	1,000	1,112
Energy Transfer Operating LP	5.250%	4/15/29	1,300	1,414
Energy Transfer Operating LP	3.750%	5/15/30	1,575	1,559
Energy Transfer Operating LP	4.900%	3/15/35	250	250
Energy Transfer Operating LP	6.250%	4/15/49	1,200	1,275
Energy Transfer Operating LP	5.000%	5/15/50	1,600	1,512
Energy Transfer Partners LP	4.950%	6/15/28	730	784
Energy Transfer Partners LP	6.625%	10/15/36	350	385
Energy Transfer Partners LP	5.800%	6/15/38	1,080	1,100
Energy Transfer Partners LP	7.500%	7/1/38	500	584
Energy Transfer Partners LP	6.050%	6/1/41	575	591
Energy Transfer Partners LP	6.500%	2/1/42	300	329
Energy Transfer Partners LP	5.150%	2/1/43	425	394
Energy Transfer Partners LP	5.150%	3/15/45	150	142
Energy Transfer Partners LP	6.125%	12/15/45	1,050	1,104
Energy Transfer Partners LP	5.300%	4/15/47	1,300	1,266
Energy Transfer Partners LP	6.000%	6/15/48	850	882
Enterprise Products Operating LLC	3.500%	2/1/22	300	313
Enterprise Products Operating LLC	4.050%	2/15/22	175	184
Enterprise Products Operating LLC	3.350%	3/15/23	1,250	1,323
Enterprise Products Operating LLC	3.900%	2/15/24	750	819
Enterprise Products Operating LLC	3.750%	2/15/25	650	718
Enterprise Products Operating LLC	3.700%	2/15/26	400	449
Enterprise Products Operating LLC	3.950%	2/15/27	200	228
Enterprise Products Operating LLC	4.150%	10/16/28	750	853
Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,460
Enterprise Products Operating LLC	2.800%	1/31/30	2,426	2,527
Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,788
Enterprise Products Operating LLC	7.550%	4/15/38	300	445
Enterprise Products Operating LLC	5.950%	2/1/41	470	602
Enterprise Products Operating LLC	4.850%	8/15/42	850	973
Enterprise Products Operating LLC	4.450%	2/15/43	1,000	1,104
Enterprise Products Operating LLC	4.850%	3/15/44	1,780	2,068
Enterprise Products Operating LLC	5.100%	2/15/45	979	1,162
Enterprise Products Operating LLC	4.900%	5/15/46	500	585
Enterprise Products Operating LLC	4.250%	2/15/48	950	1,042

139

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Enterprise Products Operating LLC	4.200%	1/31/50	2,100	2,324
	Enterprise Products Operating LLC	4.950%	10/15/54	200	222
	Enterprise Products Operating LLC	3.950%	1/31/60	1,325	1,361
5	Enterprise Products Operating LLC	5.250%	8/16/77	400	374
5	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,101
	EOG Resources Inc.	2.625%	3/15/23	900	943
	EOG Resources Inc.	4.150%	1/15/26	600	692
	EOG Resources Inc.	4.375%	4/15/30	1,130	1,344
	EOG Resources Inc.	4.950%	4/15/50	1,000	1,288
	Exxon Mobil Corp.	2.397%	3/6/22	1,400	1,440
	Exxon Mobil Corp.	1.902%	8/16/22	250	257
	Exxon Mobil Corp.	1.571%	4/15/23	5,130	5,254
	Exxon Mobil Corp.	2.019%	8/16/24	550	573
	Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,180
	Exxon Mobil Corp.	2.992%	3/19/25	2,375	2,578
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,481
	Exxon Mobil Corp.	2.275%	8/16/26	400	426
	Exxon Mobil Corp.	3.294%	3/19/27	1,000	1,111
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	1,056
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,619
	Exxon Mobil Corp.	2.610%	10/15/30	2,875	3,063
	Exxon Mobil Corp.	2.995%	8/16/39	500	514
	Exxon Mobil Corp.	4.227%	3/19/40	2,000	2,406
	Exxon Mobil Corp.	3.567%	3/6/45	750	832
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,202
	Exxon Mobil Corp.	3.095%	8/16/49	1,069	1,113
	Exxon Mobil Corp.	4.327%	3/19/50	3,300	4,103
	Exxon Mobil Corp.	3.452%	4/15/51	1,980	2,186
	Halliburton Co.	3.250%	11/15/21	1,085	1,104
	Halliburton Co.	3.500%	8/1/23	50	52
	Halliburton Co.	3.800%	11/15/25	92	99
	Halliburton Co.	2.920%	3/1/30	1,100	1,044
	Halliburton Co.	4.850%	11/15/35	1,000	1,039
	Halliburton Co.	6.700%	9/15/38	1,070	1,268
	Halliburton Co.	4.500%	11/15/41	675	645
	Halliburton Co.	4.750%	8/1/43	725	716
	Halliburton Co.	5.000%	11/15/45	1,175	1,215
	Helmerich & Payne Inc.	4.650%	3/15/25	300	314
	Hess Corp.	3.500%	7/15/24	245	247
	Hess Corp.	7.875%	10/1/29	375	450
	Hess Corp.	7.300%	8/15/31	35	41
	Hess Corp.	7.125%	3/15/33	415	485
	Hess Corp.	6.000%	1/15/40	1,190	1,279
	Hess Corp.	5.600%	2/15/41	700	734
	HollyFrontier Corp.	5.875%	4/1/26	760	834
	Husky Energy Inc.	3.950%	4/15/22	450	459
	Husky Energy Inc.	4.000%	4/15/24	500	511
	Husky Energy Inc.	4.400%	4/15/29	575	576
	Husky Energy Inc.	6.800%	9/15/37	300	319
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	1,997
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	105	110
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	725	763
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	494
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,777
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	937
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	232
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	354
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	504
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	444
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	2,148
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,666
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	426
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,322	1,420
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	555

140

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	593
Kinder Morgan Inc.	3.150%	1/15/23	300	314
Kinder Morgan Inc.	4.300%	6/1/25	817	915
Kinder Morgan Inc.	4.300%	3/1/28	400	453
Kinder Morgan Inc.	7.800%	8/1/31	330	446
Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,434
Kinder Morgan Inc.	5.300%	12/1/34	825	948
Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,668
Magellan Midstream Partners LP	5.000%	3/1/26	450	518
Magellan Midstream Partners LP	3.250%	6/1/30	1,000	1,056
Magellan Midstream Partners LP	5.150%	10/15/43	350	386
Magellan Midstream Partners LP	4.250%	9/15/46	300	307
Magellan Midstream Partners LP	4.200%	10/3/47	575	590
Magellan Midstream Partners LP	4.850%	2/1/49	200	221
Magellan Midstream Partners LP	3.950%	3/1/50	125	126
Marathon Oil Corp.	2.800%	11/1/22	785	786
Marathon Oil Corp.	3.850%	6/1/25	600	606
Marathon Oil Corp.	4.400%	7/15/27	1,350	1,325
Marathon Oil Corp.	6.800%	3/15/32	930	987
Marathon Oil Corp.	5.200%	6/1/45	200	185
Marathon Petroleum Corp.	5.375%	10/1/22	50	50
Marathon Petroleum Corp.	4.500%	5/1/23	1,000	1,077
Marathon Petroleum Corp.	4.750%	12/15/23	1,000	1,092
Marathon Petroleum Corp.	4.700%	5/1/25	1,000	1,120
Marathon Petroleum Corp.	5.125%	12/15/26	735	849
Marathon Petroleum Corp.	3.800%	4/1/28	375	398
Marathon Petroleum Corp.	6.500%	3/1/41	900	1,117
Marathon Petroleum Corp.	4.750%	9/15/44	550	572
Marathon Petroleum Corp.	4.500%	4/1/48	375	385
Marathon Petroleum Corp.	5.000%	9/15/54	325	329
MPLX LP	3.500%	12/1/22	150	156
MPLX LP	3.375%	3/15/23	400	416
MPLX LP	4.500%	7/15/23	1,200	1,288
MPLX LP	4.875%	12/1/24	838	931
MPLX LP	5.250%	1/15/25	129	134
MPLX LP	4.875%	6/1/25	3,085	3,444
MPLX LP	4.250%	12/1/27	1,510	1,648
MPLX LP	4.000%	3/15/28	950	1,005
MPLX LP	4.800%	2/15/29	500	555
MPLX LP	4.500%	4/15/38	1,075	1,075
MPLX LP	5.200%	3/1/47	1,350	1,451
MPLX LP	4.700%	4/15/48	1,000	1,002
MPLX LP	5.500%	2/15/49	700	791
MPLX LP	4.900%	4/15/58	550	544
National Fuel Gas Co.	3.750%	3/1/23	375	382
National Fuel Gas Co.	5.500%	1/15/26	100	106
National Fuel Gas Co.	3.950%	9/15/27	200	193
National Fuel Gas Co.	4.750%	9/1/28	650	651
National Oilwell Varco Inc.	2.600%	12/1/22	450	452
National Oilwell Varco Inc.	3.600%	12/1/29	500	485
National Oilwell Varco Inc.	3.950%	12/1/42	700	586
Newfield Exploration Co.	5.750%	1/30/22	600	598
Newfield Exploration Co.	5.625%	7/1/24	600	570
Newfield Exploration Co.	5.375%	1/1/26	450	421
Noble Energy Inc.	3.850%	1/15/28	450	434
Noble Energy Inc.	3.250%	10/15/29	500	455
Noble Energy Inc.	6.000%	3/1/41	1,210	1,165
Noble Energy Inc.	5.250%	11/15/43	450	417
Noble Energy Inc.	5.050%	11/15/44	450	409
Noble Energy Inc.	4.950%	8/15/47	550	494
Noble Energy Inc.	4.200%	10/15/49	275	227
ONEOK Inc.	7.500%	9/1/23	1,425	1,635
ONEOK Inc.	2.750%	9/1/24	200	201
ONEOK Inc.	4.000%	7/13/27	150	151

141

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	ONEOK Inc.	4.550%	7/15/28	750	786
	ONEOK Inc.	3.400%	9/1/29	1,780	1,731
	ONEOK Inc.	3.100%	3/15/30	700	670
	ONEOK Inc.	6.350%	1/15/31	1,000	1,174
	ONEOK Inc.	4.950%	7/13/47	550	531
	ONEOK Inc.	5.200%	7/15/48	425	423
	ONEOK Inc.	4.450%	9/1/49	800	741
	ONEOK Inc.	4.500%	3/15/50	600	559
	ONEOK Partners LP	3.375%	10/1/22	2,150	2,223
	ONEOK Partners LP	4.900%	3/15/25	450	488
	ONEOK Partners LP	6.650%	10/1/36	360	415
	ONEOK Partners LP	6.125%	2/1/41	1,340	1,462
	Ovintiv Inc.	7.375%	11/1/31	500	457
	Ovintiv Inc.	6.500%	8/15/34	500	445
	Ovintiv Inc.	6.625%	8/15/37	350	298
	Ovintiv Inc.	6.500%	2/1/38	475	403
	Petro-Canada	5.350%	7/15/33	450	503
	Petro-Canada	5.950%	5/15/35	500	593
	Petro-Canada	6.800%	5/15/38	700	901
	Phillips 66	4.300%	4/1/22	1,105	1,172
	Phillips 66	3.700%	4/6/23	300	321
	Phillips 66	3.850%	4/9/25	600	665
	Phillips 66	3.900%	3/15/28	1,300	1,454
	Phillips 66	2.150%	12/15/30	500	485
	Phillips 66	4.650%	11/15/34	800	951
	Phillips 66	5.875%	5/1/42	300	403
	Phillips 66	4.875%	11/15/44	1,850	2,287
	Phillips 66 Partners LP	2.450%	12/15/24	250	256
	Phillips 66 Partners LP	3.605%	2/15/25	350	374
	Phillips 66 Partners LP	3.550%	10/1/26	400	433
	Phillips 66 Partners LP	3.750%	3/1/28	100	107
	Phillips 66 Partners LP	3.150%	12/15/29	250	257
	Phillips 66 Partners LP	4.680%	2/15/45	1,080	1,142
	Pioneer Natural Resources Co.	4.450%	1/15/26	390	452
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	102
	Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,200	1,215
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,155	2,197
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	450	481
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	350	370
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	600	581
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	500	492
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	500	535
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	575	498
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	500	461
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	700	738
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	1,050	1,113
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	475	509
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,465	1,559
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,311
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,470	1,654
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,325	1,512
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,000	1,175
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,788
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	643
1	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,759
	Schlumberger Investment SA	3.650%	12/1/23	1,190	1,278
	Schlumberger Investment SA	2.650%	6/26/30	600	603
	Shell International Finance BV	1.750%	9/12/21	1,000	1,014
	Shell International Finance BV	2.375%	8/21/22	975	1,012
	Shell International Finance BV	2.250%	1/6/23	800	831
	Shell International Finance BV	3.400%	8/12/23	400	433

142

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Shell International Finance BV	2.000%	11/7/24	1,000	1,046
	Shell International Finance BV	2.375%	4/6/25	1,315	1,394
	Shell International Finance BV	3.250%	5/11/25	2,490	2,753
	Shell International Finance BV	2.875%	5/10/26	1,300	1,424
	Shell International Finance BV	2.500%	9/12/26	400	430
	Shell International Finance BV	3.875%	11/13/28	500	579
	Shell International Finance BV	2.375%	11/7/29	1,950	2,043
	Shell International Finance BV	2.750%	4/6/30	1,405	1,520
	Shell International Finance BV	4.125%	5/11/35	3,025	3,683
	Shell International Finance BV	6.375%	12/15/38	820	1,218
	Shell International Finance BV	5.500%	3/25/40	700	989
	Shell International Finance BV	3.625%	8/21/42	500	549
	Shell International Finance BV	4.550%	8/12/43	1,000	1,245
	Shell International Finance BV	4.375%	5/11/45	2,700	3,343
	Shell International Finance BV	4.000%	5/10/46	1,900	2,214
	Shell International Finance BV	3.125%	11/7/49	1,000	1,042
	Shell International Finance BV	3.250%	4/6/50	1,135	1,215
	Spectra Energy Partners LP	4.750%	3/15/24	800	892
	Spectra Energy Partners LP	3.500%	3/15/25	1,566	1,712
	Spectra Energy Partners LP	3.375%	10/15/26	950	1,022
	Spectra Energy Partners LP	4.500%	3/15/45	220	244
	Suncor Energy Inc.	2.800%	5/15/23	600	625
	Suncor Energy Inc.	3.100%	5/15/25	800	855
	Suncor Energy Inc.	6.500%	6/15/38	1,540	1,959
	Suncor Energy Inc.	4.000%	11/15/47	700	724
	Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	261
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	900	958
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	343
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	927
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	725	703
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	683
	TC PipeLines LP	3.900%	5/25/27	200	212
	TechnipFMC plc	3.450%	10/1/22	350	352
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	303
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	643
	Texas Eastern Transmission LP	7.000%	7/15/32	500	656
	Total Capital Canada Ltd.	2.750%	7/15/23	825	874
	Total Capital International SA	2.218%	7/12/21	600	610
	Total Capital International SA	2.875%	2/17/22	1,400	1,451
	Total Capital International SA	2.700%	1/25/23	1,025	1,079
	Total Capital International SA	3.700%	1/15/24	975	1,070
	Total Capital International SA	2.434%	1/10/25	700	741
	Total Capital International SA	3.455%	2/19/29	925	1,045
	Total Capital International SA	2.829%	1/10/30	1,900	2,060
	Total Capital International SA	3.461%	7/12/49	400	431
	Total Capital International SA	3.127%	5/29/50	2,000	2,044
	Total Capital SA	4.250%	12/15/21	300	316
	Total Capital SA	3.883%	10/11/28	1,025	1,189
	TransCanada PipeLines Ltd.	2.500%	8/1/22	920	937
	TransCanada PipeLines Ltd.	3.750%	10/16/23	500	539
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,000	1,178
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,944
	TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	2,156
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,800	2,088
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	913
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	164
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,350	1,798
	TransCanada PipeLines Ltd.	4.750%	5/15/38	1,000	1,174
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,130	1,481
	TransCanada PipeLines Ltd.	5.000%	10/16/43	850	1,013
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,645	3,278
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	331
1	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	213
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	453

143

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	538
	Valero Energy Corp.	2.700%	4/15/23	1,300	1,349
	Valero Energy Corp.	3.650%	3/15/25	241	262
	Valero Energy Corp.	2.850%	4/15/25	300	316
	Valero Energy Corp.	3.400%	9/15/26	1,132	1,235
	Valero Energy Corp.	4.350%	6/1/28	1,540	1,737
	Valero Energy Corp.	7.500%	4/15/32	1,425	1,975
	Valero Energy Corp.	6.625%	6/15/37	855	1,131
	Valero Energy Partners LP	4.375%	12/15/26	200	226
	Valero Energy Partners LP	4.500%	3/15/28	400	459
	Williams Cos. Inc.	4.000%	11/15/21	425	431
	Williams Cos. Inc.	3.600%	3/15/22	750	779
	Williams Cos. Inc.	3.350%	8/15/22	500	521
	Williams Cos. Inc.	3.700%	1/15/23	885	934
	Williams Cos. Inc.	4.500%	11/15/23	560	612
	Williams Cos. Inc.	4.550%	6/24/24	2,500	2,766
	Williams Cos. Inc.	3.900%	1/15/25	1,775	1,937
	Williams Cos. Inc.	4.000%	9/15/25	1,100	1,218
	Williams Cos. Inc.	3.750%	6/15/27	1,000	1,067
	Williams Cos. Inc.	3.500%	11/15/30	2,100	2,224
	Williams Cos. Inc.	6.300%	4/15/40	775	930
	Williams Cos. Inc.	5.800%	11/15/43	925	1,053
	Williams Cos. Inc.	5.400%	3/4/44	500	546
	Williams Cos. Inc.	4.900%	1/15/45	325	351
	Williams Cos. Inc.	5.100%	9/15/45	1,250	1,364
	Williams Cos. Inc.	4.850%	3/1/48	475	525
	Other Industrial (0.0%)
5	American University	3.672%	4/1/49	325	354
5	Boston University	4.061%	10/1/48	220	282
	California Institute of Technology	4.700%	11/1/11	950	1,351
	California Institute of Technology	3.650%	9/1/19	200	221
	CBRE Services Inc.	5.250%	3/15/25	350	394
	CBRE Services Inc.	4.875%	3/1/26	625	709
	Cintas Corp. No. 2	2.900%	4/1/22	400	416
	Cintas Corp. No. 2	3.250%	6/1/22	150	157
	Cintas Corp. No. 2	3.700%	4/1/27	825	933
5	Duke University	2.832%	10/1/55	1,000	1,055
	Emory University	2.143%	9/1/30	600	621
	Emory University	2.969%	9/1/50	150	161
	Fluor Corp.	3.500%	12/15/24	530	451
	Georgetown University	4.315%	4/1/49	278	352
	Georgetown University	2.943%	4/1/50	240	240
	Georgetown University	5.215%	10/1/18	243	334
5	Johns Hopkins University	4.083%	7/1/53	490	605
	Leland Stanford Junior University	3.647%	5/1/48	1,075	1,339
	Massachusetts Institute of Technology	2.989%	7/1/50	370	416
	Massachusetts Institute of Technology	5.600%	7/1/11	610	1,077
	Massachusetts Institute of Technology	4.678%	7/1/14	700	1,053
5	Northwestern University	4.643%	12/1/44	350	467
5	Northwestern University	3.662%	12/1/57	200	248
	President & Fellows of Harvard College	3.619%	10/1/37	500	607
	President & Fellows of Harvard College	4.875%	10/15/40	250	350
	President & Fellows of Harvard College	3.150%	7/15/46	400	463
	President & Fellows of Harvard College	2.517%	10/15/50	100	104
	Steelcase Inc.	5.125%	1/18/29	335	355
5	Trustees of Boston College	3.129%	7/1/52	300	341
5	University of Chicago	4.003%	10/1/53	390	498
5	University of Notre Dame du Lac	3.438%	2/15/45	890	1,051
	University of Notre Dame du Lac	3.394%	2/15/48	325	381
	University of Pennsylvania	4.674%	9/1/12	600	870
5	University of Southern California	3.028%	10/1/39	525	577
5	University of Southern California	3.841%	10/1/47	500	628
	University of Southern California	3.226%	10/1/20	100	104

144

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	William Marsh Rice University	3.574%	5/15/45	715	833
	Yale University	0.873%	4/15/25	325	327
	Yale University	1.482%	4/15/30	325	328
	Yale University	2.402%	4/15/50	375	385
	Technology (1.0%)
	Adobe Inc.	1.700%	2/1/23	280	290
	Adobe Inc.	1.900%	2/1/25	100	105
	Adobe Inc.	3.250%	2/1/25	800	891
	Adobe Inc.	2.150%	2/1/27	500	536
	Adobe Inc.	2.300%	2/1/30	1,100	1,184
	Alphabet Inc.	1.998%	8/15/26	1,500	1,611
	Altera Corp.	4.100%	11/15/23	750	839
	Amdocs Ltd.	2.538%	6/15/30	600	594
	Analog Devices Inc.	2.500%	12/5/21	300	307
	Analog Devices Inc.	2.875%	6/1/23	1,375	1,445
	Analog Devices Inc.	3.125%	12/5/23	400	430
	Analog Devices Inc.	2.950%	4/1/25	300	325
	Analog Devices Inc.	3.900%	12/15/25	50	57
	Analog Devices Inc.	3.500%	12/5/26	500	561
	Apple Inc.	1.550%	8/4/21	1,400	1,418
	Apple Inc.	2.150%	2/9/22	1,300	1,337
	Apple Inc.	2.500%	2/9/22	1,250	1,291
	Apple Inc.	2.300%	5/11/22	725	750
	Apple Inc.	2.700%	5/13/22	1,725	1,798
	Apple Inc.	2.100%	9/12/22	500	518
	Apple Inc.	2.400%	1/13/23	725	761
	Apple Inc.	2.850%	2/23/23	1,634	1,735
	Apple Inc.	2.400%	5/3/23	3,790	4,006
	Apple Inc.	0.750%	5/11/23	1,500	1,515
	Apple Inc.	3.000%	2/9/24	1,375	1,487
	Apple Inc.	2.850%	5/11/24	2,500	2,691
	Apple Inc.	1.800%	9/11/24	1,500	1,568
	Apple Inc.	2.750%	1/13/25	1,200	1,304
	Apple Inc.	1.125%	5/11/25	5,000	5,098
	Apple Inc.	3.250%	2/23/26	3,805	4,272
	Apple Inc.	2.450%	8/4/26	500	542
	Apple Inc.	2.050%	9/11/26	2,250	2,397
	Apple Inc.	3.350%	2/9/27	200	227
	Apple Inc.	3.200%	5/11/27	2,700	3,058
	Apple Inc.	2.900%	9/12/27	1,531	1,711
	Apple Inc.	3.000%	11/13/27	1,025	1,151
	Apple Inc.	2.200%	9/11/29	1,425	1,523
	Apple Inc.	1.650%	5/11/30	3,000	3,079
	Apple Inc.	4.500%	2/23/36	825	1,089
	Apple Inc.	3.850%	5/4/43	2,025	2,500
	Apple Inc.	4.450%	5/6/44	625	833
	Apple Inc.	3.450%	2/9/45	2,344	2,716
	Apple Inc.	4.375%	5/13/45	1,275	1,684
	Apple Inc.	4.650%	2/23/46	2,720	3,713
	Apple Inc.	3.850%	8/4/46	1,350	1,679
	Apple Inc.	4.250%	2/9/47	800	1,040
	Apple Inc.	3.750%	9/12/47	1,842	2,206
	Apple Inc.	3.750%	11/13/47	1,000	1,214
	Apple Inc.	2.950%	9/11/49	1,600	1,741
	Apple Inc.	2.650%	5/11/50	1,855	1,917
	Applied Materials Inc.	3.900%	10/1/25	550	631
	Applied Materials Inc.	3.300%	4/1/27	865	987
	Applied Materials Inc.	1.750%	6/1/30	350	356
	Applied Materials Inc.	5.100%	10/1/35	400	553
	Applied Materials Inc.	5.850%	6/15/41	250	365
	Applied Materials Inc.	4.350%	4/1/47	725	935
	Applied Materials Inc.	2.750%	6/1/50	550	562
	Arrow Electronics Inc.	3.500%	4/1/22	325	334

145

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Arrow Electronics Inc.	4.500%	3/1/23	400	427
	Arrow Electronics Inc.	3.250%	9/8/24	509	540
	Arrow Electronics Inc.	4.000%	4/1/25	300	324
	Arrow Electronics Inc.	3.875%	1/12/28	250	262
	Autodesk Inc.	3.600%	12/15/22	100	105
	Autodesk Inc.	4.375%	6/15/25	250	281
	Autodesk Inc.	3.500%	6/15/27	375	424
	Autodesk Inc.	2.850%	1/15/30	360	397
	Avnet Inc.	4.875%	12/1/22	400	426
	Avnet Inc.	4.625%	4/15/26	450	508
	Baidu Inc.	2.875%	7/6/22	1,050	1,075
	Baidu Inc.	3.500%	11/28/22	500	521
	Baidu Inc.	3.875%	9/29/23	800	851
	Baidu Inc.	4.375%	5/14/24	400	435
	Baidu Inc.	3.075%	4/7/25	200	210
	Baidu Inc.	3.625%	7/6/27	325	350
	Baidu Inc.	4.375%	3/29/28	400	450
	Baidu Inc.	4.875%	11/14/28	300	352
	Baidu Inc.	3.425%	4/7/30	700	752
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	925	958
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	2,525	2,716
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	1,925	2,045
1	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.459%	9/15/26	3,288	3,529
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	3,150	3,406
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	1,000	1,057
1	Broadcom Inc.	3.125%	10/15/22	1,200	1,251
1	Broadcom Inc.	2.250%	11/15/23	700	722
1	Broadcom Inc.	3.625%	10/15/24	1,377	1,496
1	Broadcom Inc.	4.700%	4/15/25	1,600	1,801
1	Broadcom Inc.	3.150%	11/15/25	2,000	2,125
1	Broadcom Inc.	4.250%	4/15/26	1,600	1,782
1	Broadcom Inc.	4.110%	9/15/28	1,865	2,040
1	Broadcom Inc.	4.750%	4/15/29	2,325	2,638
1	Broadcom Inc.	5.000%	4/15/30	1,700	1,955
1	Broadcom Inc.	4.150%	11/15/30	2,000	2,174
1	Broadcom Inc.	4.300%	11/15/32	1,500	1,656
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	353
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	399
	Cadence Design Systems Inc.	4.375%	10/15/24	279	311
	Cisco Systems Inc.	2.600%	2/28/23	250	263
	Cisco Systems Inc.	2.200%	9/20/23	500	527
	Cisco Systems Inc.	3.625%	3/4/24	2,000	2,233
	Cisco Systems Inc.	2.950%	2/28/26	550	619
	Cisco Systems Inc.	2.500%	9/20/26	1,150	1,271
	Cisco Systems Inc.	5.900%	2/15/39	1,400	2,083
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,866
	Citrix Systems Inc.	4.500%	12/1/27	300	344
	Citrix Systems Inc.	3.300%	3/1/30	300	320
	Corning Inc.	2.900%	5/15/22	625	646
	Corning Inc.	4.700%	3/15/37	750	884
	Corning Inc.	5.750%	8/15/40	665	865
	Corning Inc.	4.750%	3/15/42	300	360
	Corning Inc.	4.375%	11/15/57	650	743
	Corning Inc.	5.450%	11/15/79	500	598
1	Dell International LLC / EMC Corp.	4.420%	6/15/21	3,575	3,670
1	Dell International LLC / EMC Corp.	5.450%	6/15/23	2,850	3,117
1	Dell International LLC / EMC Corp.	4.000%	7/15/24	625	672
1	Dell International LLC / EMC Corp.	5.850%	7/15/25	700	805
1	Dell International LLC / EMC Corp.	6.020%	6/15/26	3,500	3,999
1	Dell International LLC / EMC Corp.	4.900%	10/1/26	1,000	1,099
1	Dell International LLC / EMC Corp.	6.100%	7/15/27	300	346
1	Dell International LLC / EMC Corp.	5.300%	10/1/29	1,150	1,263
1	Dell International LLC / EMC Corp.	6.200%	7/15/30	1,675	1,950
1	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,300	1,682

146

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Dell International LLC / EMC Corp.	4.420%	6/15/21	3,575	3,670
	DXC Technology Co.	4.000%	4/15/23	300	314
	DXC Technology Co.	4.250%	4/15/24	1,050	1,132
	DXC Technology Co.	4.125%	4/15/25	3,370	3,593
	Equifax Inc.	3.600%	8/15/21	125	129
	Equifax Inc.	3.950%	6/15/23	225	244
	Equifax Inc.	2.600%	12/1/24	200	212
	Equifax Inc.	2.600%	12/15/25	375	399
	Equifax Inc.	3.100%	5/15/30	445	473
	Equinix Inc.	2.625%	11/18/24	800	852
	Equinix Inc.	1.250%	7/15/25	500	500
	Equinix Inc.	5.875%	1/15/26	500	527
	Equinix Inc.	2.900%	11/18/26	500	538
	Equinix Inc.	5.375%	5/15/27	500	542
	Equinix Inc.	1.800%	7/15/27	400	399
	Equinix Inc.	3.200%	11/18/29	1,000	1,084
	Equinix Inc.	2.150%	7/15/30	825	816
	Equinix Inc.	3.000%	7/15/50	400	390
	Fidelity National Information Services Inc.	3.500%	4/15/23	530	568
	Fidelity National Information Services Inc.	3.875%	6/5/24	588	649
	Fidelity National Information Services Inc.	3.000%	8/15/26	993	1,100
	Fidelity National Information Services Inc.	3.750%	5/21/29	500	585
	Fiserv Inc.	3.800%	10/1/23	1,000	1,092
	Fiserv Inc.	2.750%	7/1/24	1,600	1,706
	Fiserv Inc.	3.850%	6/1/25	1,467	1,656
	Fiserv Inc.	3.200%	7/1/26	1,300	1,438
	Fiserv Inc.	2.250%	6/1/27	800	838
	Fiserv Inc.	4.200%	10/1/28	800	940
	Fiserv Inc.	3.500%	7/1/29	2,505	2,815
	Fiserv Inc.	2.650%	6/1/30	1,900	2,006
	Fiserv Inc.	4.400%	7/1/49	1,650	1,996
	Flex Ltd.	5.000%	2/15/23	500	539
	Flex Ltd.	4.750%	6/15/25	25	28
	Flex Ltd.	4.875%	6/15/29	200	219
	Global Payments Inc.	3.800%	4/1/21	725	738
	Global Payments Inc.	3.750%	6/1/23	500	536
	Global Payments Inc.	4.000%	6/1/23	475	514
	Global Payments Inc.	2.650%	2/15/25	650	690
	Global Payments Inc.	4.800%	4/1/26	600	701
	Global Payments Inc.	4.450%	6/1/28	300	348
	Global Payments Inc.	3.200%	8/15/29	1,100	1,178
	Global Payments Inc.	2.900%	5/15/30	500	523
	Global Payments Inc.	4.150%	8/15/49	1,200	1,378
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	1,890	1,950
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,232
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	300	308
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	900	984
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	800	896
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,847
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,183
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,050	1,287
	HP Inc.	4.050%	9/15/22	401	429
	HP Inc.	2.200%	6/17/25	1,175	1,210
	HP Inc.	3.000%	6/17/27	1,750	1,834
	HP Inc.	3.400%	6/17/30	1,500	1,539
	HP Inc.	6.000%	9/15/41	610	719
	IBM Credit LLC	3.600%	11/30/21	425	444
	IBM Credit LLC	2.200%	9/8/22	750	777
	IBM Credit LLC	3.000%	2/6/23	850	903
	Intel Corp.	3.300%	10/1/21	1,425	1,478
	Intel Corp.	3.100%	7/29/22	625	661
	Intel Corp.	2.700%	12/15/22	768	812
	Intel Corp.	2.875%	5/11/24	2,675	2,895
	Intel Corp.	3.400%	3/25/25	1,050	1,177

147

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Intel Corp.	3.700%	7/29/25	2,005	2,281
	Intel Corp.	2.600%	5/19/26	1,140	1,243
	Intel Corp.	3.750%	3/25/27	1,000	1,160
	Intel Corp.	2.450%	11/15/29	1,400	1,512
	Intel Corp.	3.900%	3/25/30	2,240	2,711
	Intel Corp.	4.000%	12/15/32	1,125	1,392
	Intel Corp.	4.600%	3/25/40	1,100	1,453
	Intel Corp.	4.800%	10/1/41	665	897
	Intel Corp.	4.100%	5/19/46	1,050	1,325
	Intel Corp.	4.100%	5/11/47	800	1,004
	Intel Corp.	3.734%	12/8/47	2,200	2,646
	Intel Corp.	3.250%	11/15/49	600	671
	Intel Corp.	4.750%	3/25/50	1,535	2,162
	Intel Corp.	3.100%	2/15/60	600	660
	Intel Corp.	4.950%	3/25/60	755	1,107
	International Business Machines Corp.	2.850%	5/13/22	2,200	2,301
	International Business Machines Corp.	1.875%	8/1/22	1,900	1,953
	International Business Machines Corp.	2.875%	11/9/22	1,150	1,212
	International Business Machines Corp.	3.375%	8/1/23	1,100	1,191
	International Business Machines Corp.	3.625%	2/12/24	1,400	1,541
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,702
	International Business Machines Corp.	3.450%	2/19/26	900	1,013
	International Business Machines Corp.	3.300%	5/15/26	2,365	2,659
	International Business Machines Corp.	1.700%	5/15/27	1,000	1,021
	International Business Machines Corp.	3.500%	5/15/29	2,900	3,340
	International Business Machines Corp.	1.950%	5/15/30	2,000	2,038
	International Business Machines Corp.	4.150%	5/15/39	1,350	1,635
	International Business Machines Corp.	5.600%	11/30/39	514	728
	International Business Machines Corp.	2.850%	5/15/40	970	1,004
	International Business Machines Corp.	4.000%	6/20/42	730	876
	International Business Machines Corp.	4.250%	5/15/49	2,200	2,743
	International Business Machines Corp.	2.950%	5/15/50	970	996
	Intuit Inc.	0.650%	7/15/23	300	301
	Intuit Inc.	0.950%	7/15/25	400	401
	Intuit Inc.	1.350%	7/15/27	400	401
	Intuit Inc.	1.650%	7/15/30	400	401
	Jabil Inc.	3.950%	1/12/28	400	431
	Jabil Inc.	3.600%	1/15/30	500	524
	Juniper Networks Inc.	4.350%	6/15/25	652	730
	Juniper Networks Inc.	3.750%	8/15/29	1,000	1,114
	Juniper Networks Inc.	5.950%	3/15/41	150	185
	Keysight Technologies Inc.	4.550%	10/30/24	734	819
	Keysight Technologies Inc.	4.600%	4/6/27	375	440
	Keysight Technologies Inc.	3.000%	10/30/29	425	459
	KLA Corp.	4.650%	11/1/24	825	946
	KLA Corp.	4.100%	3/15/29	300	353
	KLA Corp.	5.000%	3/15/49	800	1,055
	KLA Corp.	3.300%	3/1/50	200	206
	Lam Research Corp.	3.800%	3/15/25	501	563
	Lam Research Corp.	3.750%	3/15/26	600	687
	Lam Research Corp.	4.000%	3/15/29	600	712
	Lam Research Corp.	1.900%	6/15/30	600	612
	Lam Research Corp.	4.875%	3/15/49	500	687
	Lam Research Corp.	2.875%	6/15/50	500	514
	Lam Research Corp.	3.125%	6/15/60	400	421
1	Leidos Inc.	2.950%	5/15/23	375	390
1	Leidos Inc.	3.625%	5/15/25	355	387
1	Leidos Inc.	4.375%	5/15/30	1,200	1,350
	Marvell Technology Group Ltd.	4.200%	6/22/23	425	454
	Marvell Technology Group Ltd.	4.875%	6/22/28	300	360
	Maxim Integrated Products Inc.	3.375%	3/15/23	400	420
	Maxim Integrated Products Inc.	3.450%	6/15/27	250	272
	Microchip Technology Inc.	4.333%	6/1/23	500	540
	Micron Technology Inc.	4.640%	2/6/24	275	303

148

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Micron Technology Inc.	4.975%	2/6/26	275	316
	Micron Technology Inc.	4.185%	2/15/27	750	840
	Micron Technology Inc.	5.327%	2/6/29	575	688
	Micron Technology Inc.	4.663%	2/15/30	300	349
	Microsoft Corp.	2.400%	2/6/22	3,055	3,152
	Microsoft Corp.	2.375%	2/12/22	1,600	1,653
	Microsoft Corp.	2.650%	11/3/22	1,000	1,052
	Microsoft Corp.	2.375%	5/1/23	250	264
	Microsoft Corp.	2.000%	8/8/23	1,900	1,988
	Microsoft Corp.	2.875%	2/6/24	1,713	1,849
	Microsoft Corp.	3.125%	11/3/25	2,270	2,537
	Microsoft Corp.	2.400%	8/8/26	2,700	2,945
	Microsoft Corp.	3.300%	2/6/27	3,800	4,340
	Microsoft Corp.	3.500%	2/12/35	1,325	1,612
	Microsoft Corp.	4.200%	11/3/35	1,000	1,298
	Microsoft Corp.	3.450%	8/8/36	950	1,144
	Microsoft Corp.	4.100%	2/6/37	1,650	2,126
	Microsoft Corp.	3.500%	11/15/42	1,510	1,804
	Microsoft Corp.	4.450%	11/3/45	1,744	2,400
	Microsoft Corp.	3.700%	8/8/46	3,075	3,845
	Microsoft Corp.	4.250%	2/6/47	1,150	1,562
	Microsoft Corp.	2.525%	6/1/50	4,365	4,509
	Microsoft Corp.	4.000%	2/12/55	2,375	3,040
	Microsoft Corp.	3.950%	8/8/56	496	637
	Microsoft Corp.	2.675%	6/1/60	3,807	3,973
	Motorola Solutions Inc.	3.750%	5/15/22	338	355
	Motorola Solutions Inc.	3.500%	3/1/23	1,200	1,271
	Motorola Solutions Inc.	4.000%	9/1/24	300	331
	Motorola Solutions Inc.	4.600%	2/23/28	550	625
	Motorola Solutions Inc.	4.600%	5/23/29	500	577
	Motorola Solutions Inc.	5.500%	9/1/44	300	339
	NetApp Inc.	3.375%	6/15/21	850	870
	NetApp Inc.	3.300%	9/29/24	300	321
	NetApp Inc.	1.875%	6/22/25	500	507
	NetApp Inc.	2.375%	6/22/27	400	405
	NetApp Inc.	2.700%	6/22/30	600	601
	NVIDIA Corp.	2.200%	9/16/21	815	831
	NVIDIA Corp.	3.200%	9/16/26	764	865
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,278
	NVIDIA Corp.	3.500%	4/1/40	700	815
	NVIDIA Corp.	3.500%	4/1/50	1,465	1,671
	NVIDIA Corp.	3.700%	4/1/60	350	410
1	NXP BV / NXP Funding LLC	4.875%	3/1/24	800	896
1	NXP BV / NXP Funding LLC	5.350%	3/1/26	787	931
1	NXP BV / NXP Funding LLC	5.550%	12/1/28	675	822
1	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	300	334
1	NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/27	930	981
1	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	750	849
1	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	1,100	1,183
	Oracle Corp.	1.900%	9/15/21	6,800	6,915
	Oracle Corp.	2.500%	5/15/22	1,037	1,072
	Oracle Corp.	2.400%	9/15/23	1,720	1,808
	Oracle Corp.	3.400%	7/8/24	1,100	1,204
	Oracle Corp.	2.950%	11/15/24	1,510	1,638
	Oracle Corp.	2.500%	4/1/25	3,143	3,369
	Oracle Corp.	2.650%	7/15/26	5,000	5,393
	Oracle Corp.	2.800%	4/1/27	1,800	1,962
	Oracle Corp.	2.950%	4/1/30	3,675	4,091
	Oracle Corp.	3.250%	5/15/30	275	312
	Oracle Corp.	4.300%	7/8/34	1,350	1,682
	Oracle Corp.	3.900%	5/15/35	1,375	1,660
	Oracle Corp.	3.850%	7/15/36	780	912
	Oracle Corp.	3.800%	11/15/37	1,425	1,666
	Oracle Corp.	6.125%	7/8/39	500	739

149

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oracle Corp.	3.600%	4/1/40	2,400	2,708
	Oracle Corp.	5.375%	7/15/40	2,660	3,682
	Oracle Corp.	4.500%	7/8/44	685	855
	Oracle Corp.	4.125%	5/15/45	1,025	1,223
	Oracle Corp.	4.000%	7/15/46	2,340	2,745
	Oracle Corp.	4.000%	11/15/47	1,575	1,864
	Oracle Corp.	3.600%	4/1/50	3,600	4,020
	Oracle Corp.	4.375%	5/15/55	650	823
	Oracle Corp.	3.850%	4/1/60	3,000	3,511
	PayPal Holdings Inc.	2.200%	9/26/22	800	827
	PayPal Holdings Inc.	1.350%	6/1/23	300	305
	PayPal Holdings Inc.	2.400%	10/1/24	400	424
	PayPal Holdings Inc.	1.650%	6/1/25	400	414
	PayPal Holdings Inc.	2.650%	10/1/26	900	972
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	1,086
	PayPal Holdings Inc.	2.300%	6/1/30	900	934
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	1,087
	QUALCOMM Inc.	3.000%	5/20/22	1,625	1,698
	QUALCOMM Inc.	2.600%	1/30/23	1,250	1,311
	QUALCOMM Inc.	2.900%	5/20/24	1,225	1,320
	QUALCOMM Inc.	3.450%	5/20/25	2,230	2,487
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,301
	QUALCOMM Inc.	2.150%	5/20/30	1,400	1,456
	QUALCOMM Inc.	4.650%	5/20/35	800	1,066
	QUALCOMM Inc.	4.800%	5/20/45	1,000	1,298
	QUALCOMM Inc.	4.300%	5/20/47	1,375	1,711
	QUALCOMM Inc.	3.250%	5/20/50	500	542
	salesforce.com Inc.	3.250%	4/11/23	825	885
	salesforce.com Inc.	3.700%	4/11/28	1,175	1,365
	Seagate HDD Cayman	4.750%	6/1/23	244	260
	Seagate HDD Cayman	4.875%	3/1/24	375	403
	Seagate HDD Cayman	4.750%	1/1/25	771	826
1	Seagate HDD Cayman	4.125%	1/15/31	300	315
	Seagate HDD Cayman	5.750%	12/1/34	300	331
	Texas Instruments Inc.	1.850%	5/15/22	500	513
	Texas Instruments Inc.	2.625%	5/15/24	225	242
	Texas Instruments Inc.	1.375%	3/12/25	900	924
	Texas Instruments Inc.	2.900%	11/3/27	400	447
	Texas Instruments Inc.	2.250%	9/4/29	600	636
	Texas Instruments Inc.	1.750%	5/4/30	560	569
	Texas Instruments Inc.	3.875%	3/15/39	600	741
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,580
	Trimble Inc.	4.150%	6/15/23	100	106
	Trimble Inc.	4.750%	12/1/24	300	326
	Trimble Inc.	4.900%	6/15/28	400	459
	Tyco Electronics Group SA	3.500%	2/3/22	725	756
	Tyco Electronics Group SA	3.450%	8/1/24	1,000	1,081
	Tyco Electronics Group SA	3.125%	8/15/27	450	490
	Tyco Electronics Group SA	7.125%	10/1/37	550	838
	Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,386
	Verisk Analytics Inc.	4.000%	6/15/25	125	141
	Verisk Analytics Inc.	4.125%	3/15/29	900	1,054
	Verisk Analytics Inc.	5.500%	6/15/45	600	822
	Verisk Analytics Inc.	3.625%	5/15/50	600	675
	VMware Inc.	2.950%	8/21/22	1,310	1,360
	VMware Inc.	4.500%	5/15/25	1,086	1,183
	VMware Inc.	4.650%	5/15/27	400	443
	VMware Inc.	3.900%	8/21/27	1,050	1,111
	VMware Inc.	4.700%	5/15/30	610	677
	Xilinx Inc.	2.950%	6/1/24	500	537
	Xilinx Inc.	2.375%	6/1/30	550	567
	Transportation (0.3%)
5	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	152	115

150

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	351	295
5	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	677	565
5	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	231	217
5	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	375	359
5	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	832	775
5	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	127	103
5	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	191	173
5	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	426	405
5	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	357	332
5	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	217	199
5	BNSF Funding Trust I	6.613%	12/15/55	325	352
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	420
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	422
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	442
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	240	251
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	661
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	684
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	442
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	441
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	274
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	313
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	917
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	375	425
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	181
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	593
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	883
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	495
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,273
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	265
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	723
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	628
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	1,093
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	687
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	1,083
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	774
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	618
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	793
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	668
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	279
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,250	1,557
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	721
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	720	773
	Canadian National Railway Co.	2.850%	12/15/21	525	539
	Canadian National Railway Co.	2.950%	11/21/24	288	306
	Canadian National Railway Co.	2.750%	3/1/26	375	407
	Canadian National Railway Co.	6.250%	8/1/34	350	522
	Canadian National Railway Co.	6.200%	6/1/36	350	524
	Canadian National Railway Co.	6.375%	11/15/37	350	516
	Canadian National Railway Co.	2.450%	5/1/50	1,200	1,149
	Canadian Pacific Railway Co.	4.450%	3/15/23	430	460
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	108
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	409
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	392
	Canadian Pacific Railway Co.	5.750%	3/15/33	425	545
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	1,127
	Canadian Pacific Railway Co.	4.800%	8/1/45	175	231
	Canadian Pacific Railway Co.	6.125%	9/15/15	755	1,152
	CH Robinson Worldwide Inc.	4.200%	4/15/28	100	114
5	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	590	543
5	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	439	399
	CSX Corp.	3.700%	11/1/23	200	220
	CSX Corp.	3.400%	8/1/24	400	440

151

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CSX Corp.	3.350%	11/1/25	400	449
	CSX Corp.	3.250%	6/1/27	650	727
	CSX Corp.	3.800%	3/1/28	1,275	1,468
	CSX Corp.	4.250%	3/15/29	900	1,079
	CSX Corp.	2.400%	2/15/30	2,525	2,669
	CSX Corp.	6.150%	5/1/37	1,000	1,400
	CSX Corp.	6.220%	4/30/40	599	871
	CSX Corp.	5.500%	4/15/41	725	1,005
	CSX Corp.	4.750%	5/30/42	460	591
	CSX Corp.	4.400%	3/1/43	93	115
	CSX Corp.	4.100%	3/15/44	800	975
	CSX Corp.	3.800%	11/1/46	400	460
	CSX Corp.	4.300%	3/1/48	1,000	1,244
	CSX Corp.	4.500%	3/15/49	900	1,159
	CSX Corp.	3.800%	4/15/50	930	1,105
	CSX Corp.	4.250%	11/1/66	500	603
	CSX Corp.	4.650%	3/1/68	275	357
5	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	238	229
5	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	302	296
5	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	430	426
5	Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000%	6/10/28	400	383
	FedEx Corp.	2.625%	8/1/22	1,470	1,530
	FedEx Corp.	4.000%	1/15/24	450	498
	FedEx Corp.	3.250%	4/1/26	500	542
	FedEx Corp.	3.300%	3/15/27	350	376
	FedEx Corp.	3.400%	2/15/28	1,000	1,082
	FedEx Corp.	3.100%	8/5/29	825	880
	FedEx Corp.	4.250%	5/15/30	1,600	1,826
	FedEx Corp.	3.900%	2/1/35	200	216
	FedEx Corp.	3.875%	8/1/42	200	202
	FedEx Corp.	4.100%	4/15/43	300	307
	FedEx Corp.	5.100%	1/15/44	600	700
	FedEx Corp.	4.750%	11/15/45	975	1,095
	FedEx Corp.	4.550%	4/1/46	1,150	1,240
	FedEx Corp.	4.400%	1/15/47	800	852
	FedEx Corp.	4.050%	2/15/48	700	719
	FedEx Corp.	4.950%	10/17/48	750	870
	FedEx Corp.	5.250%	5/15/50	900	1,101
	FedEx Corp.	4.500%	2/1/65	150	153
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	416
	JB Hunt Transport Services Inc.	3.875%	3/1/26	150	171
5	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	494	443
	Kansas City Southern	3.000%	5/15/23	400	409
	Kansas City Southern	2.875%	11/15/29	350	369
	Kansas City Southern	4.300%	5/15/43	250	298
	Kansas City Southern	4.950%	8/15/45	400	514
	Kansas City Southern	3.500%	5/1/50	1,400	1,535
	Kirby Corp.	4.200%	3/1/28	1,200	1,208
	Norfolk Southern Corp.	3.250%	12/1/21	325	335
	Norfolk Southern Corp.	3.000%	4/1/22	475	494
	Norfolk Southern Corp.	2.903%	2/15/23	780	823
	Norfolk Southern Corp.	3.850%	1/15/24	200	219
	Norfolk Southern Corp.	5.590%	5/17/25	164	197
	Norfolk Southern Corp.	3.650%	8/1/25	75	85
	Norfolk Southern Corp.	7.800%	5/15/27	100	139
	Norfolk Southern Corp.	3.150%	6/1/27	125	139
	Norfolk Southern Corp.	3.800%	8/1/28	450	522
	Norfolk Southern Corp.	2.550%	11/1/29	700	745
	Norfolk Southern Corp.	4.837%	10/1/41	565	725
	Norfolk Southern Corp.	3.950%	10/1/42	425	494
	Norfolk Southern Corp.	4.450%	6/15/45	775	973
	Norfolk Southern Corp.	4.650%	1/15/46	300	388
	Norfolk Southern Corp.	3.942%	11/1/47	150	179
	Norfolk Southern Corp.	4.150%	2/28/48	50	62

152

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Norfolk Southern Corp.	4.100%	5/15/49	315	390
	Norfolk Southern Corp.	3.400%	11/1/49	330	363
	Norfolk Southern Corp.	3.050%	5/15/50	1,200	1,241
	Norfolk Southern Corp.	4.050%	8/15/52	973	1,166
1	Norfolk Southern Corp.	3.155%	5/15/55	256	262
	Ryder System Inc.	2.250%	9/1/21	100	101
	Ryder System Inc.	2.875%	6/1/22	350	362
	Ryder System Inc.	3.400%	3/1/23	350	367
	Ryder System Inc.	3.750%	6/9/23	1,490	1,585
	Ryder System Inc.	3.650%	3/18/24	550	584
	Ryder System Inc.	2.500%	9/1/24	250	258
	Ryder System Inc.	4.625%	6/1/25	81	90
	Ryder System Inc.	2.900%	12/1/26	325	335
	Southwest Airlines Co.	2.750%	11/16/22	100	101
	Southwest Airlines Co.	4.750%	5/4/23	675	694
	Southwest Airlines Co.	5.250%	5/4/25	200	211
	Southwest Airlines Co.	3.000%	11/15/26	400	390
	Southwest Airlines Co.	5.125%	6/15/27	975	1,016
	Southwest Airlines Co.	3.450%	11/16/27	240	235
	Southwest Airlines Co.	2.625%	2/10/30	350	314
5	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	51	51
5	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	238	201
	Union Pacific Corp.	2.950%	3/1/22	400	416
	Union Pacific Corp.	4.163%	7/15/22	100	106
	Union Pacific Corp.	2.950%	1/15/23	650	686
	Union Pacific Corp.	2.750%	4/15/23	200	211
	Union Pacific Corp.	3.500%	6/8/23	600	649
	Union Pacific Corp.	3.646%	2/15/24	325	355
	Union Pacific Corp.	3.150%	3/1/24	400	434
	Union Pacific Corp.	3.250%	1/15/25	400	438
	Union Pacific Corp.	3.750%	7/15/25	600	680
	Union Pacific Corp.	3.250%	8/15/25	900	999
	Union Pacific Corp.	2.750%	3/1/26	648	705
	Union Pacific Corp.	2.150%	2/5/27	400	423
	Union Pacific Corp.	3.000%	4/15/27	240	265
	Union Pacific Corp.	3.950%	9/10/28	800	945
	Union Pacific Corp.	3.700%	3/1/29	800	934
	Union Pacific Corp.	2.400%	2/5/30	1,475	1,568
	Union Pacific Corp.	3.375%	2/1/35	900	1,028
	Union Pacific Corp.	3.600%	9/15/37	708	783
	Union Pacific Corp.	4.375%	9/10/38	625	769
	Union Pacific Corp.	4.250%	4/15/43	400	487
	Union Pacific Corp.	4.150%	1/15/45	400	485
	Union Pacific Corp.	4.050%	11/15/45	250	301
	Union Pacific Corp.	3.350%	8/15/46	550	591
	Union Pacific Corp.	4.300%	3/1/49	1,400	1,777
	Union Pacific Corp.	3.250%	2/5/50	850	926
	Union Pacific Corp.	3.799%	10/1/51	1,082	1,274
	Union Pacific Corp.	3.950%	8/15/59	425	496
	Union Pacific Corp.	3.839%	3/20/60	1,106	1,295
	Union Pacific Corp.	4.375%	11/15/65	800	997
	Union Pacific Corp.	4.100%	9/15/67	350	419
	Union Pacific Corp.	3.750%	2/5/70	400	443
5	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	509	463
5	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	543	489
5	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	200	180
5	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	222	215
5	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	347	290
5	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	477	451
5	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	444	424
5	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	475	423
	United Parcel Service Inc.	2.450%	10/1/22	800	834
	United Parcel Service Inc.	2.800%	11/15/24	950	1,030

153

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United Parcel Service Inc.	2.400%	11/15/26	1,575	1,708
	United Parcel Service Inc.	3.050%	11/15/27	750	847
	United Parcel Service Inc.	2.500%	9/1/29	400	435
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,247
	United Parcel Service Inc.	6.200%	1/15/38	505	748
	United Parcel Service Inc.	5.200%	4/1/40	465	637
	United Parcel Service Inc.	4.875%	11/15/40	350	463
	United Parcel Service Inc.	3.625%	10/1/42	300	342
	United Parcel Service Inc.	3.400%	11/15/46	390	422
	United Parcel Service Inc.	4.250%	3/15/49	800	994
	United Parcel Service Inc.	3.400%	9/1/49	200	220
	United Parcel Service Inc.	5.300%	4/1/50	1,870	2,685
5	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	123	103
					3,109,451
Utilities (0.9%)
	Electric (0.8%)
	AEP Texas Inc.	2.400%	10/1/22	300	310
	AEP Texas Inc.	3.950%	6/1/28	400	455
	AEP Texas Inc.	3.800%	10/1/47	250	282
	AEP Texas Inc.	3.450%	1/15/50	2,379	2,548
	AEP Transmission Co. LLC	3.100%	12/1/26	200	223
	AEP Transmission Co. LLC	4.000%	12/1/46	325	388
	AEP Transmission Co. LLC	3.750%	12/1/47	450	514
	AEP Transmission Co. LLC	4.250%	9/15/48	325	404
	AEP Transmission Co. LLC	3.800%	6/15/49	270	319
	AEP Transmission Co. LLC	3.150%	9/15/49	70	75
	AEP Transmission Co. LLC	3.650%	4/1/50	300	346
	Alabama Power Co.	2.450%	3/30/22	975	1,006
	Alabama Power Co.	3.550%	12/1/23	700	768
	Alabama Power Co.	6.000%	3/1/39	100	144
	Alabama Power Co.	3.850%	12/1/42	125	145
	Alabama Power Co.	4.150%	8/15/44	300	358
	Alabama Power Co.	3.750%	3/1/45	570	646
	Alabama Power Co.	4.300%	1/2/46	300	368
	Alabama Power Co.	3.700%	12/1/47	325	371
	Alabama Power Co.	3.450%	10/1/49	1,500	1,664
	Ameren Corp.	3.650%	2/15/26	440	494
	Ameren Corp.	3.500%	1/15/31	480	537
	Ameren Illinois Co.	2.700%	9/1/22	250	259
	Ameren Illinois Co.	3.250%	3/1/25	275	302
	Ameren Illinois Co.	3.800%	5/15/28	350	403
	Ameren Illinois Co.	4.150%	3/15/46	475	583
	Ameren Illinois Co.	3.700%	12/1/47	350	405
	Ameren Illinois Co.	3.250%	3/15/50	240	266
	American Electric Power Co. Inc.	3.650%	12/1/21	425	443
	Appalachian Power Co.	3.400%	6/1/25	400	439
	Appalachian Power Co.	7.000%	4/1/38	260	387
	Appalachian Power Co.	4.400%	5/15/44	575	685
	Appalachian Power Co.	4.500%	3/1/49	900	1,097
	Appalachian Power Co.	3.700%	5/1/50	300	331
	Arizona Public Service Co.	3.150%	5/15/25	500	545
	Arizona Public Service Co.	2.950%	9/15/27	300	322
	Arizona Public Service Co.	5.050%	9/1/41	525	670
	Arizona Public Service Co.	4.500%	4/1/42	325	394
	Arizona Public Service Co.	4.350%	11/15/45	50	60
	Arizona Public Service Co.	3.750%	5/15/46	895	993
	Arizona Public Service Co.	3.350%	5/15/50	300	318
	Avangrid Inc.	3.150%	12/1/24	957	1,036
	Avista Corp.	4.350%	6/1/48	300	374
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	961
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	240
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	1,075
	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	277

154

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	304
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	158
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	274
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	277
1	Berkshire Hathaway Energy Co.	4.050%	4/15/25	500	570
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	500	560
1	Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,500	1,746
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,435
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	628
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	950	1,281
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	405	507
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	290
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	350	447
1	Berkshire Hathaway Energy Co.	4.250%	10/15/50	500	628
	Black Hills Corp.	3.950%	1/15/26	250	273
	Black Hills Corp.	3.150%	1/15/27	325	341
	Black Hills Corp.	3.050%	10/15/29	170	180
	Black Hills Corp.	4.350%	5/1/33	350	391
	Black Hills Corp.	4.200%	9/15/46	250	265
	Black Hills Corp.	3.875%	10/15/49	240	256
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	257
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	154
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	791
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	394
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	766
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	206
	CenterPoint Energy Inc.	3.600%	11/1/21	300	311
	CenterPoint Energy Inc.	2.500%	9/1/22	400	413
	CenterPoint Energy Inc.	3.850%	2/1/24	500	546
	CenterPoint Energy Inc.	2.500%	9/1/24	400	421
	CenterPoint Energy Inc.	4.250%	11/1/28	375	436
	CenterPoint Energy Inc.	2.950%	3/1/30	850	904
	CenterPoint Energy Inc.	3.700%	9/1/49	100	108
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	448
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	288
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,492
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	416
	CMS Energy Corp.	5.050%	3/15/22	500	528
	CMS Energy Corp.	3.450%	8/15/27	300	328
	CMS Energy Corp.	4.875%	3/1/44	275	351
5	CMS Energy Corp.	4.750%	6/1/50	400	410
	Commonwealth Edison Co.	2.950%	8/15/27	275	301
	Commonwealth Edison Co.	5.900%	3/15/36	500	711
	Commonwealth Edison Co.	6.450%	1/15/38	750	1,124
	Commonwealth Edison Co.	4.700%	1/15/44	825	1,074
	Commonwealth Edison Co.	3.700%	3/1/45	625	728
	Commonwealth Edison Co.	4.350%	11/15/45	400	508
	Commonwealth Edison Co.	3.750%	8/15/47	500	592
	Commonwealth Edison Co.	4.000%	3/1/48	275	337
	Commonwealth Edison Co.	4.000%	3/1/49	700	882
	Commonwealth Edison Co.	3.200%	11/15/49	250	277
	Commonwealth Edison Co.	3.000%	3/1/50	250	263
	Connecticut Light & Power Co.	2.500%	1/15/23	1,310	1,362
	Connecticut Light & Power Co.	3.200%	3/15/27	250	274
	Connecticut Light & Power Co.	4.300%	4/15/44	375	467
	Connecticut Light & Power Co.	4.150%	6/1/45	75	91
	Connecticut Light & Power Co.	4.000%	4/1/48	625	763
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	302
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	2,000	2,265
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	400
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,157
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	417
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	604
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	1,321

155

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	628
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	743
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	464
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	389
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	865
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,000	1,185
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	90
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	435
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	626
	Consumers Energy Co.	2.850%	5/15/22	250	259
	Consumers Energy Co.	3.375%	8/15/23	225	243
	Consumers Energy Co.	3.800%	11/15/28	250	296
	Consumers Energy Co.	3.950%	5/15/43	500	604
	Consumers Energy Co.	3.250%	8/15/46	550	609
	Consumers Energy Co.	3.950%	7/15/47	500	618
	Consumers Energy Co.	4.050%	5/15/48	500	631
	Consumers Energy Co.	4.350%	4/15/49	530	705
	Consumers Energy Co.	3.100%	8/15/50	467	520
	Consumers Energy Co.	3.500%	8/1/51	850	993
	Consumers Energy Co.	2.500%	5/1/60	450	423
	Delmarva Power & Light Co.	3.500%	11/15/23	125	135
	Delmarva Power & Light Co.	4.150%	5/15/45	600	727
	Dominion Energy Inc.	2.715%	8/15/21	250	255
	Dominion Energy Inc.	2.750%	1/15/22	350	363
	Dominion Energy Inc.	2.750%	9/15/22	100	104
	Dominion Energy Inc.	3.071%	8/15/24	500	531
	Dominion Energy Inc.	3.900%	10/1/25	425	478
	Dominion Energy Inc.	2.850%	8/15/26	500	527
	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,541
	Dominion Energy Inc.	6.300%	3/15/33	500	693
	Dominion Energy Inc.	5.250%	8/1/33	200	242
	Dominion Energy Inc.	7.000%	6/15/38	300	427
	Dominion Energy Inc.	4.900%	8/1/41	890	1,098
	Dominion Energy Inc.	4.050%	9/15/42	400	451
	Dominion Energy Inc.	4.600%	3/15/49	500	629
5	Dominion Energy Inc.	5.750%	10/1/54	375	379
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	540
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	644
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	345
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,425	1,829
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	621
	DTE Electric Co.	3.650%	3/15/24	825	905
	DTE Electric Co.	3.375%	3/1/25	150	166
	DTE Electric Co.	2.250%	3/1/30	400	420
	DTE Electric Co.	2.625%	3/1/31	400	433
	DTE Electric Co.	4.000%	4/1/43	300	359
	DTE Electric Co.	3.700%	3/15/45	200	231
	DTE Electric Co.	3.700%	6/1/46	550	639
	DTE Electric Co.	3.750%	8/15/47	450	531
	DTE Electric Co.	4.050%	5/15/48	500	620
	DTE Electric Co.	3.950%	3/1/49	500	615
	DTE Energy Co.	2.600%	6/15/22	200	205
	DTE Energy Co.	3.300%	6/15/22	250	261
	DTE Energy Co.	2.250%	11/1/22	300	310
	DTE Energy Co.	3.700%	8/1/23	500	539
	DTE Energy Co.	3.500%	6/1/24	525	568
	DTE Energy Co.	2.850%	10/1/26	675	717
	DTE Energy Co.	3.800%	3/15/27	2,500	2,706
	DTE Energy Co.	3.400%	6/15/29	150	162
	DTE Energy Co.	2.950%	3/1/30	235	245
	DTE Energy Co.	6.375%	4/15/33	100	134
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	390
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	81
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	431

156

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	607
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	480
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	36
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	984
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,228
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	808
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,070	1,272
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	504
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	493
	Duke Energy Corp.	2.400%	8/15/22	1,000	1,035
	Duke Energy Corp.	3.950%	10/15/23	225	246
	Duke Energy Corp.	3.750%	4/15/24	725	794
	Duke Energy Corp.	2.650%	9/1/26	595	645
	Duke Energy Corp.	2.450%	6/1/30	1,200	1,252
	Duke Energy Corp.	4.800%	12/15/45	700	903
	Duke Energy Corp.	3.750%	9/1/46	1,006	1,147
	Duke Energy Corp.	4.200%	6/15/49	1,200	1,466
	Duke Energy Florida LLC	3.200%	1/15/27	450	502
	Duke Energy Florida LLC	3.800%	7/15/28	425	494
	Duke Energy Florida LLC	2.500%	12/1/29	1,800	1,944
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,707
	Duke Energy Florida LLC	6.350%	9/15/37	525	784
	Duke Energy Florida LLC	6.400%	6/15/38	800	1,247
	Duke Energy Florida LLC	3.400%	10/1/46	400	450
	Duke Energy Florida LLC	4.200%	7/15/48	425	540
5	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	178	179
5	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	431
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,572
	Duke Energy Indiana LLC	4.900%	7/15/43	250	332
	Duke Energy Indiana LLC	3.750%	5/15/46	875	1,024
	Duke Energy Indiana LLC	2.750%	4/1/50	775	780
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	207
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	757
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,281
	Duke Energy Progress LLC	3.000%	9/15/21	750	767
	Duke Energy Progress LLC	2.800%	5/15/22	350	363
	Duke Energy Progress LLC	3.375%	9/1/23	150	162
	Duke Energy Progress LLC	3.250%	8/15/25	1,650	1,833
	Duke Energy Progress LLC	3.700%	9/1/28	425	491
	Duke Energy Progress LLC	6.300%	4/1/38	300	443
	Duke Energy Progress LLC	4.375%	3/30/44	525	657
	Duke Energy Progress LLC	4.150%	12/1/44	100	122
	Duke Energy Progress LLC	4.200%	8/15/45	525	651
	Duke Energy Progress LLC	3.700%	10/15/46	950	1,112
	Edison International	2.400%	9/15/22	550	558
	Edison International	2.950%	3/15/23	750	767
	Edison International	5.750%	6/15/27	100	114
	El Paso Electric Co.	6.000%	5/15/35	175	228
	El Paso Electric Co.	5.000%	12/1/44	250	300
	Emera US Finance LP	4.750%	6/15/46	1,485	1,740
	Enel Americas SA	4.000%	10/25/26	700	743
	Enel Chile SA	4.875%	6/12/28	600	672
	Entergy Arkansas Inc.	3.500%	4/1/26	150	166
	Entergy Corp.	4.000%	7/15/22	550	582
	Entergy Corp.	2.800%	6/15/30	400	422
	Entergy Corp.	3.750%	6/15/50	500	558
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,417	1,683
	Entergy Louisiana LLC	5.400%	11/1/24	238	282
	Entergy Louisiana LLC	2.400%	10/1/26	200	210
	Entergy Louisiana LLC	3.120%	9/1/27	350	382
	Entergy Louisiana LLC	3.250%	4/1/28	300	330
	Entergy Louisiana LLC	3.050%	6/1/31	375	410
	Entergy Louisiana LLC	4.000%	3/15/33	625	764
	Entergy Louisiana LLC	4.950%	1/15/45	400	436

157

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Entergy Louisiana LLC	4.200%	9/1/48	650	824
Entergy Louisiana LLC	4.200%	4/1/50	500	632
Entergy Louisiana LLC	2.900%	3/15/51	700	722
Entergy Mississippi LLC	2.850%	6/1/28	750	805
Entergy Mississippi LLC	3.850%	6/1/49	250	297
Entergy Texas Inc.	3.550%	9/30/49	705	777
Evergy Inc.	2.450%	9/15/24	850	892
Evergy Inc.	2.900%	9/15/29	650	696
Evergy Metro Inc.	2.250%	6/1/30	300	314
Eversource Energy	2.750%	3/15/22	350	362
Eversource Energy	3.800%	12/1/23	350	376
Eversource Energy	2.900%	10/1/24	275	295
Eversource Energy	3.150%	1/15/25	1,475	1,596
Eversource Energy	3.300%	1/15/28	200	219
Eversource Energy	4.250%	4/1/29	325	380
Exelon Corp.	3.497%	6/1/22	500	522
Exelon Corp.	3.950%	6/15/25	637	716
Exelon Corp.	3.400%	4/15/26	1,500	1,670
Exelon Corp.	4.050%	4/15/30	975	1,125
Exelon Corp.	4.950%	6/15/35	800	974
Exelon Corp.	5.625%	6/15/35	415	539
Exelon Corp.	5.100%	6/15/45	180	232
Exelon Corp.	4.450%	4/15/46	500	605
Exelon Corp.	4.700%	4/15/50	700	893
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,091
Exelon Generation Co. LLC	4.250%	6/15/22	400	421
Exelon Generation Co. LLC	5.750%	10/1/41	325	358
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,251
FirstEnergy Corp.	2.850%	7/15/22	450	466
FirstEnergy Corp.	4.250%	3/15/23	200	216
FirstEnergy Corp.	1.600%	1/15/26	500	505
FirstEnergy Corp.	3.900%	7/15/27	500	565
FirstEnergy Corp.	2.650%	3/1/30	175	181
FirstEnergy Corp.	2.250%	9/1/30	500	499
FirstEnergy Corp.	7.375%	11/15/31	1,325	1,930
FirstEnergy Corp.	4.850%	7/15/47	1,008	1,276
FirstEnergy Corp.	3.400%	3/1/50	350	370
Florida Power & Light Co.	2.850%	4/1/25	1,300	1,425
Florida Power & Light Co.	5.625%	4/1/34	225	321
Florida Power & Light Co.	4.950%	6/1/35	50	69
Florida Power & Light Co.	5.650%	2/1/37	325	457
Florida Power & Light Co.	5.950%	2/1/38	175	260
Florida Power & Light Co.	5.960%	4/1/39	225	339
Florida Power & Light Co.	4.125%	2/1/42	1,675	2,083
Florida Power & Light Co.	4.050%	6/1/42	475	587
Florida Power & Light Co.	3.800%	12/15/42	325	391
Florida Power & Light Co.	4.050%	10/1/44	450	563
Florida Power & Light Co.	3.700%	12/1/47	550	667
Florida Power & Light Co.	3.950%	3/1/48	800	1,008
Florida Power & Light Co.	3.990%	3/1/49	500	624
Florida Power & Light Co.	3.150%	10/1/49	1,080	1,224
Fortis Inc.	3.055%	10/4/26	754	809
Georgia Power Co.	2.850%	5/15/22	300	311
Georgia Power Co.	2.100%	7/30/23	475	494
Georgia Power Co.	2.200%	9/15/24	395	414
Georgia Power Co.	3.250%	4/1/26	256	273
Georgia Power Co.	3.250%	3/30/27	550	594
Georgia Power Co.	2.650%	9/15/29	250	263
Georgia Power Co.	4.750%	9/1/40	625	755
Georgia Power Co.	4.300%	3/15/42	575	668
Georgia Power Co.	4.300%	3/15/43	250	293
Georgia Power Co.	3.700%	1/30/50	250	278
Gulf Power Co.	3.300%	5/30/27	250	272
Iberdrola International BV	6.750%	7/15/36	175	242

158

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,127
	Indiana Michigan Power Co.	4.550%	3/15/46	700	891
	Indiana Michigan Power Co.	3.750%	7/1/47	550	622
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,191
	Interstate Power & Light Co.	4.100%	9/26/28	450	518
	Interstate Power & Light Co.	3.600%	4/1/29	240	263
	Interstate Power & Light Co.	2.300%	6/1/30	300	306
	Interstate Power & Light Co.	6.250%	7/15/39	250	358
	Interstate Power & Light Co.	3.700%	9/15/46	250	275
	ITC Holdings Corp.	2.700%	11/15/22	400	416
	ITC Holdings Corp.	3.650%	6/15/24	300	326
	ITC Holdings Corp.	3.350%	11/15/27	400	444
	ITC Holdings Corp.	5.300%	7/1/43	900	1,137
5	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	154	191
	Kansas City Power & Light Co.	3.150%	3/15/23	220	232
	Kansas City Power & Light Co.	5.300%	10/1/41	480	647
	Kansas City Power & Light Co.	4.200%	6/15/47	225	273
	Kentucky Utilities Co.	5.125%	11/1/40	650	855
	Kentucky Utilities Co.	3.300%	6/1/50	500	535
	Louisville Gas & Electric Co.	3.300%	10/1/25	250	278
	MidAmerican Energy Co.	3.100%	5/1/27	450	498
	MidAmerican Energy Co.	6.750%	12/30/31	725	1,071
	MidAmerican Energy Co.	5.800%	10/15/36	775	1,097
	MidAmerican Energy Co.	4.800%	9/15/43	300	395
	MidAmerican Energy Co.	3.650%	8/1/48	575	676
	MidAmerican Energy Co.	4.250%	7/15/49	1,600	2,073
	Mississippi Power Co.	4.250%	3/15/42	375	442
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	175	179
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	1,400	1,465
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,600	1,710
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	529
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	500	559
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	290
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	1,533	1,767
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	452
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	1,172
5	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	100
5	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	341
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	800	1,033
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	512
	Nevada Power Co.	3.700%	5/1/29	500	578
	Nevada Power Co.	2.400%	5/1/30	441	469
	Nevada Power Co.	6.650%	4/1/36	410	584
	Nevada Power Co.	3.125%	8/1/50	300	329
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	500	510
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	850	882
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	650	683
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	500	540
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	3,700	4,009
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	200	224
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	788
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	396
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	323
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,563
5	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	465
5	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	327
	Northern States Power Co.	6.250%	6/1/36	325	473
	Northern States Power Co.	6.200%	7/1/37	250	372
	Northern States Power Co.	5.350%	11/1/39	375	525
	Northern States Power Co.	3.400%	8/15/42	410	463
	Northern States Power Co.	4.000%	8/15/45	200	245
	Northern States Power Co.	2.900%	3/1/50	1,890	2,058
	Northern States Power Co.	2.600%	6/1/51	400	407
	NorthWestern Corp.	4.176%	11/15/44	250	304

159

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	NSTAR Electric Co.	2.375%	10/15/22	125	129
	NSTAR Electric Co.	3.200%	5/15/27	550	615
	NSTAR Electric Co.	3.250%	5/15/29	300	342
	NSTAR Electric Co.	5.500%	3/15/40	540	735
	NSTAR Electric Co.	4.400%	3/1/44	223	278
	Oglethorpe Power Corp.	5.950%	11/1/39	100	135
	Oglethorpe Power Corp.	5.375%	11/1/40	630	732
	Ohio Power Co.	5.375%	10/1/21	575	609
	Ohio Power Co.	4.000%	6/1/49	500	604
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	335
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	219
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	260
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	279
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	607
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	426
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	299
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	177
1	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	500	546
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,510
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	544
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	643
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	562
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	238
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	302
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	504
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	865	1,048
1	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	243
	Pacific Gas & Electric Co.	1.750%	6/16/22	2,000	2,002
7	Pacific Gas & Electric Co.	3.850%	11/15/23	750	827
7	Pacific Gas & Electric Co.	3.500%	6/15/25	500	549
7	Pacific Gas & Electric Co.	3.300%	12/1/27	1,700	1,845
	Pacific Gas & Electric Co.	2.500%	2/1/31	1,250	1,221
	Pacific Gas & Electric Co.	3.300%	8/1/40	1,500	1,460
7	Pacific Gas & Electric Co.	3.950%	12/1/47	1,000	1,050
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	1,446
	PacifiCorp	2.950%	2/1/22	1,000	1,035
	PacifiCorp	3.600%	4/1/24	500	549
	PacifiCorp	3.500%	6/15/29	600	687
	PacifiCorp	2.700%	9/15/30	800	869
	PacifiCorp	5.250%	6/15/35	475	659
	PacifiCorp	6.100%	8/1/36	525	739
	PacifiCorp	5.750%	4/1/37	410	564
	PacifiCorp	6.250%	10/15/37	625	908
	PacifiCorp	6.350%	7/15/38	250	372
	PacifiCorp	4.125%	1/15/49	1,700	2,100
	PacifiCorp	3.300%	3/15/51	750	829
	PECO Energy Co.	2.375%	9/15/22	225	232
	PECO Energy Co.	3.000%	9/15/49	1,000	1,059
	PECO Energy Co.	2.800%	6/15/50	800	825
	Pinnacle West Capital Corp.	1.300%	6/15/25	500	504
	Potomac Electric Power Co.	6.500%	11/15/37	400	587
	Potomac Electric Power Co.	4.150%	3/15/43	550	663
	PPL Capital Funding Inc.	3.500%	12/1/22	375	396
	PPL Capital Funding Inc.	3.400%	6/1/23	25	26
	PPL Capital Funding Inc.	3.950%	3/15/24	225	244
	PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,718
	PPL Electric Utilities Corp.	3.000%	9/15/21	860	881
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	447
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	851
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	368
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	420
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	368
	Progress Energy Inc.	3.150%	4/1/22	1,500	1,556
	Progress Energy Inc.	7.750%	3/1/31	625	909

160

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Progress Energy Inc.	7.000%	10/30/31	200	278
	Progress Energy Inc.	6.000%	12/1/39	480	648
	PSEG Power LLC	3.850%	6/1/23	575	620
	Public Service Co. of Colorado	3.700%	6/15/28	300	348
	Public Service Co. of Colorado	1.900%	1/15/31	300	304
	Public Service Co. of Colorado	3.600%	9/15/42	225	258
	Public Service Co. of Colorado	4.100%	6/15/48	300	376
	Public Service Co. of Colorado	3.200%	3/1/50	1,300	1,447
	Public Service Co. of Colorado	2.700%	1/15/51	200	204
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	162
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	294
	Public Service Electric & Gas Co.	3.000%	5/15/25	500	549
	Public Service Electric & Gas Co.	3.000%	5/15/27	250	274
	Public Service Electric & Gas Co.	3.200%	5/15/29	300	339
	Public Service Electric & Gas Co.	2.450%	1/15/30	200	214
	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,828
	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,195
	Public Service Electric & Gas Co.	3.600%	12/1/47	275	324
	Public Service Electric & Gas Co.	3.850%	5/1/49	350	431
	Public Service Electric & Gas Co.	3.150%	1/1/50	750	829
	Public Service Electric & Gas Co.	2.700%	5/1/50	750	765
	Public Service Enterprise Group Inc.	2.650%	11/15/22	475	495
	Puget Energy Inc.	6.000%	9/1/21	400	419
	Puget Energy Inc.	5.625%	7/15/22	400	427
	Puget Energy Inc.	3.650%	5/15/25	300	312
1	Puget Energy Inc.	4.100%	6/15/30	400	437
	Puget Sound Energy Inc.	6.274%	3/15/37	450	646
	Puget Sound Energy Inc.	5.757%	10/1/39	495	693
	Puget Sound Energy Inc.	5.638%	4/15/41	390	537
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	1,280
	Puget Sound Energy Inc.	4.223%	6/15/48	500	629
	San Diego Gas & Electric Co.	3.000%	8/15/21	150	153
	San Diego Gas & Electric Co.	3.600%	9/1/23	75	81
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	377
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	367
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	624
	San Diego Gas & Electric Co.	3.750%	6/1/47	325	375
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	398
	San Diego Gas & Electric Co.	3.320%	4/15/50	800	884
	Sierra Pacific Power Co.	2.600%	5/1/26	300	324
5	Southern California Edison Co.	1.845%	2/1/22	100	100
	Southern California Edison Co.	2.400%	2/1/22	225	228
	Southern California Edison Co.	3.400%	6/1/23	475	500
	Southern California Edison Co.	3.500%	10/1/23	300	321
	Southern California Edison Co.	3.700%	8/1/25	700	773
	Southern California Edison Co.	3.650%	3/1/28	1,407	1,579
	Southern California Edison Co.	4.200%	3/1/29	200	233
	Southern California Edison Co.	6.650%	4/1/29	850	1,046
	Southern California Edison Co.	2.850%	8/1/29	325	343
	Southern California Edison Co.	2.250%	6/1/30	300	303
	Southern California Edison Co.	5.750%	4/1/35	508	678
	Southern California Edison Co.	5.350%	7/15/35	1,135	1,461
	Southern California Edison Co.	5.625%	2/1/36	500	632
	Southern California Edison Co.	5.500%	3/15/40	400	522
	Southern California Edison Co.	4.500%	9/1/40	205	243
	Southern California Edison Co.	4.050%	3/15/42	1,945	2,195
	Southern California Edison Co.	3.900%	3/15/43	475	524
	Southern California Edison Co.	3.600%	2/1/45	150	162
	Southern California Edison Co.	4.000%	4/1/47	1,420	1,619
	Southern California Edison Co.	4.125%	3/1/48	970	1,131
	Southern California Edison Co.	4.875%	3/1/49	400	516
	Southern California Edison Co.	3.650%	2/1/50	800	877
	Southern Co.	2.950%	7/1/23	525	555
	Southern Co.	3.250%	7/1/26	500	548

161

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Co.	4.250%	7/1/36	575	649
Southern Co.	4.400%	7/1/46	1,135	1,344
Southern Power Co.	2.500%	12/15/21	300	306
Southern Power Co.	4.150%	12/1/25	375	425
Southern Power Co.	5.150%	9/15/41	660	746
Southern Power Co.	5.250%	7/15/43	500	565
Southern Power Co.	4.950%	12/15/46	300	326
Southwestern Electric Power Co.	2.750%	10/1/26	300	320
Southwestern Electric Power Co.	4.100%	9/15/28	550	625
Southwestern Electric Power Co.	6.200%	3/15/40	300	394
Southwestern Electric Power Co.	3.900%	4/1/45	1,000	1,057
Southwestern Electric Power Co.	3.850%	2/1/48	375	397
Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,184
Southwestern Public Service Co.	4.500%	8/15/41	350	426
Southwestern Public Service Co.	3.750%	6/15/49	750	859
Southwestern Public Service Co.	3.150%	5/1/50	300	321
Tampa Electric Co.	4.350%	5/15/44	150	183
Tampa Electric Co.	4.300%	6/15/48	300	370
Tampa Electric Co.	3.625%	6/15/50	250	292
Toledo Edison Co.	6.150%	5/15/37	250	358
Tucson Electric Power Co.	3.050%	3/15/25	200	217
Tucson Electric Power Co.	4.850%	12/1/48	490	630
Union Electric Co.	3.500%	4/15/24	990	1,074
Union Electric Co.	2.950%	6/15/27	300	328
Union Electric Co.	3.500%	3/15/29	350	402
Union Electric Co.	2.950%	3/15/30	800	893
Union Electric Co.	3.900%	9/15/42	425	495
Union Electric Co.	3.650%	4/15/45	575	653
Union Electric Co.	4.000%	4/1/48	350	422
Union Electric Co.	3.250%	10/1/49	100	109
Virginia Electric & Power Co.	2.950%	1/15/22	750	771
Virginia Electric & Power Co.	3.450%	2/15/24	250	270
Virginia Electric & Power Co.	3.100%	5/15/25	500	547
Virginia Electric & Power Co.	2.950%	11/15/26	300	331
Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,415
Virginia Electric & Power Co.	3.800%	4/1/28	525	609
Virginia Electric & Power Co.	6.000%	1/15/36	375	516
Virginia Electric & Power Co.	6.000%	5/15/37	500	701
Virginia Electric & Power Co.	6.350%	11/30/37	375	571
Virginia Electric & Power Co.	8.875%	11/15/38	1,200	2,146
Virginia Electric & Power Co.	4.000%	1/15/43	400	476
Virginia Electric & Power Co.	4.450%	2/15/44	1,100	1,370
Virginia Electric & Power Co.	4.000%	11/15/46	500	601
Virginia Electric & Power Co.	3.800%	9/15/47	425	499
Virginia Electric & Power Co.	4.600%	12/1/48	450	587
Virginia Electric & Power Co.	3.300%	12/1/49	400	443
Westar Energy Inc.	2.550%	7/1/26	575	603
Westar Energy Inc.	3.100%	4/1/27	425	451
Westar Energy Inc.	4.125%	3/1/42	425	501
Westar Energy Inc.	4.100%	4/1/43	325	384
Westar Energy Inc.	4.250%	12/1/45	100	122
Wisconsin Electric Power Co.	2.950%	9/15/21	635	649
Wisconsin Electric Power Co.	2.050%	12/15/24	300	316
Wisconsin Electric Power Co.	5.625%	5/15/33	200	264
Wisconsin Electric Power Co.	4.300%	10/15/48	250	309
Wisconsin Power & Light Co.	6.375%	8/15/37	300	418
Wisconsin Power & Light Co.	3.650%	4/1/50	250	295
Wisconsin Public Service Corp.	3.350%	11/21/21	850	886
Wisconsin Public Service Corp.	3.671%	12/1/42	75	82
Xcel Energy Inc.	2.600%	3/15/22	275	283
Xcel Energy Inc.	3.300%	6/1/25	100	110
Xcel Energy Inc.	4.000%	6/15/28	650	759
Xcel Energy Inc.	2.600%	12/1/29	540	570
Xcel Energy Inc.	3.400%	6/1/30	150	170

162

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Xcel Energy Inc.	6.500%	7/1/36	610	873
Xcel Energy Inc.	3.500%	12/1/49	400	440
Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	375	411
Atmos Energy Corp.	2.625%	9/15/29	150	162
Atmos Energy Corp.	5.500%	6/15/41	800	1,126
Atmos Energy Corp.	4.125%	3/15/49	900	1,139
Atmos Energy Corp.	3.375%	9/15/49	720	809
CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	266
CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	507
CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	504
CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	275
KeySpan Corp.	5.803%	4/1/35	250	329
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,239
NiSource Finance Corp.	5.950%	6/15/41	500	689
NiSource Finance Corp.	4.800%	2/15/44	200	245
NiSource Finance Corp.	5.650%	2/1/45	500	675
NiSource Finance Corp.	4.375%	5/15/47	1,175	1,429
NiSource Finance Corp.	3.950%	3/30/48	500	577
NiSource Inc.	2.650%	11/17/22	300	312
NiSource Inc.	3.650%	6/15/23	300	323
NiSource Inc.	2.950%	9/1/29	1,500	1,633
NiSource Inc.	3.600%	5/1/30	500	571
ONE Gas Inc.	2.000%	5/15/30	200	204
ONE Gas Inc.	4.658%	2/1/44	507	635
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	432
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	183
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	388
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	300	325
Sempra Energy	2.900%	2/1/23	425	444
Sempra Energy	4.050%	12/1/23	775	844
Sempra Energy	3.750%	11/15/25	330	364
Sempra Energy	3.250%	6/15/27	575	631
Sempra Energy	3.400%	2/1/28	150	164
Sempra Energy	3.800%	2/1/38	850	919
Sempra Energy	6.000%	10/15/39	705	972
Sempra Energy	4.000%	2/1/48	400	454
Southern California Gas Co.	3.150%	9/15/24	425	463
Southern California Gas Co.	2.600%	6/15/26	725	776
Southern California Gas Co.	2.550%	2/1/30	450	486
Southern California Gas Co.	3.750%	9/15/42	300	340
Southern California Gas Co.	4.125%	6/1/48	325	400
Southern California Gas Co.	4.300%	1/15/49	500	635
Southern California Gas Co.	3.950%	2/15/50	250	303
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,000	1,026
Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	78
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	401
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	163
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	144
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,074
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	598
Southwest Gas Corp.	3.700%	4/1/28	250	278
Southwest Gas Corp.	3.800%	9/29/46	250	271
Southwest Gas Corp.	4.150%	6/1/49	200	228
Washington Gas Light Co.	3.796%	9/15/46	350	390
Washington Gas Light Co.	3.650%	9/15/49	100	112
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,545	1,705
American Water Capital Corp.	3.400%	3/1/25	450	499
American Water Capital Corp.	2.950%	9/1/27	1,025	1,120
American Water Capital Corp.	2.800%	5/1/30	200	218
American Water Capital Corp.	6.593%	10/15/37	700	1,042
American Water Capital Corp.	4.300%	12/1/42	125	152

163

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Water Capital Corp.	4.000%	12/1/46	500	601
American Water Capital Corp.	3.750%	9/1/47	475	550
American Water Capital Corp.	4.200%	9/1/48	450	557
American Water Capital Corp.	4.150%	6/1/49	400	495
American Water Capital Corp.	3.450%	5/1/50	500	566
Essential Utilities Inc.	3.566%	5/1/29	275	304
Essential Utilities Inc.	2.704%	4/15/30	400	419
Essential Utilities Inc.	4.276%	5/1/49	375	453
Essential Utilities Inc.	3.351%	4/15/50	600	626
Veolia Environnement SA	6.750%	6/1/38	125	177
				389,358
Total Corporate Bonds (Cost $4,576,904)				5,016,948
Sovereign Bonds (1.5%)
African Development Bank	1.250%	7/26/21	1,080	1,091
African Development Bank	2.375%	9/23/21	1,850	1,897
African Development Bank	1.625%	9/16/22	1,300	1,338
African Development Bank	2.125%	11/16/22	2,000	2,084
African Development Bank	3.000%	9/20/23	1,600	1,735
Asian Development Bank	2.000%	2/16/22	2,830	2,908
Asian Development Bank	1.875%	2/18/22	2,850	2,923
Asian Development Bank	0.625%	4/7/22	3,000	3,018
Asian Development Bank	1.875%	7/19/22	2,800	2,891
Asian Development Bank	1.875%	8/10/22	2,200	2,273
Asian Development Bank	1.750%	9/13/22	2,500	2,580
Asian Development Bank	1.625%	1/24/23	1,500	1,550
Asian Development Bank	2.750%	3/17/23	1,500	1,598
Asian Development Bank	2.625%	1/30/24	2,000	2,160
Asian Development Bank	1.500%	10/18/24	1,000	1,046
Asian Development Bank	2.000%	1/22/25	1,027	1,098
Asian Development Bank	2.125%	3/19/25	700	754
Asian Development Bank	0.625%	4/29/25	2,000	2,013
Asian Development Bank	2.000%	4/24/26	400	433
Asian Development Bank	2.625%	1/12/27	800	897
Asian Development Bank	2.500%	11/2/27	2,985	3,356
Asian Development Bank	2.750%	1/19/28	1,000	1,145
Asian Development Bank	3.125%	9/26/28	1,600	1,884
Asian Development Bank	1.750%	9/19/29	200	214
Asian Development Bank	1.875%	1/24/30	1,000	1,086
Asian Infrastructure Investment Bank	2.250%	5/16/24	2,000	2,141
Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	998
Canada	2.625%	1/25/22	2,500	2,593
Canada	2.000%	11/15/22	860	896
Canada	1.625%	1/22/25	2,290	2,412
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,100	3,234
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	400	424
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	800	948
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	650	679
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	400	475
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,000	1,090
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	528
Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,197
Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,501
Corp. Andina de Fomento	2.375%	5/12/23	200	203
Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,336
Council Of Europe Development Bank	1.750%	9/26/22	600	619
Council Of Europe Development Bank	2.625%	2/13/23	1,900	2,014
Council Of Europe Development Bank	2.500%	2/27/24	50	54
Council Of Europe Development Bank	1.375%	2/27/25	850	885
Ecopetrol SA	5.875%	9/18/23	1,425	1,527
Ecopetrol SA	4.125%	1/16/25	1,475	1,469
Ecopetrol SA	5.375%	6/26/26	1,575	1,658
Ecopetrol SA	6.875%	4/29/30	1,600	1,840

164

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ecopetrol SA	7.375%	9/18/43	600	722
Ecopetrol SA	5.875%	5/28/45	975	1,025
Equinor ASA	2.750%	11/10/21	900	926
Equinor ASA	3.150%	1/23/22	125	130
Equinor ASA	2.450%	1/17/23	2,960	3,089
Equinor ASA	2.650%	1/15/24	3,240	3,445
Equinor ASA	3.250%	11/10/24	550	607
Equinor ASA	3.625%	9/10/28	1,200	1,374
Equinor ASA	5.100%	8/17/40	300	383
Equinor ASA	4.250%	11/23/41	325	387
Equinor ASA	3.950%	5/15/43	175	203
Equinor ASA	4.800%	11/8/43	1,015	1,312
Equinor ASA	3.250%	11/18/49	750	789
Equinor ASA	3.700%	4/6/50	1,660	1,907
European Bank for Reconstruction & Development	1.875%	7/15/21	2,200	2,236
European Bank for Reconstruction & Development	1.500%	11/2/21	800	813
European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,334
European Bank for Reconstruction & Development	2.750%	3/7/23	2,400	2,556
European Bank for Reconstruction & Development	0.250%	7/10/23	500	500
European Bank for Reconstruction & Development	1.625%	9/27/24	500	525
European Bank for Reconstruction & Development	1.500%	2/13/25	100	105
European Bank for Reconstruction & Development	0.500%	5/19/25	200	200
European Investment Bank	1.375%	9/15/21	300	304
European Investment Bank	2.125%	10/15/21	1,350	1,382
European Investment Bank	2.875%	12/15/21	4,800	4,983
European Investment Bank	2.250%	3/15/22	1,800	1,861
European Investment Bank	2.625%	5/20/22	2,500	2,612
European Investment Bank	2.375%	6/15/22	4,130	4,301
European Investment Bank	2.250%	8/15/22	685	714
European Investment Bank	1.375%	9/6/22	2,500	2,561
European Investment Bank	2.000%	12/15/22	5,525	5,760
European Investment Bank	2.500%	3/15/23	625	663
European Investment Bank	1.375%	5/15/23	4,300	4,435
European Investment Bank	2.875%	8/15/23	3,300	3,565
European Investment Bank	0.250%	9/15/23	2,500	2,498
European Investment Bank	3.125%	12/14/23	700	768
European Investment Bank	3.250%	1/29/24	3,210	3,542
European Investment Bank	2.625%	3/15/24	3,660	3,966
European Investment Bank	2.250%	6/24/24	2,010	2,160
European Investment Bank	2.500%	10/15/24	864	941
European Investment Bank	1.875%	2/10/25	4,413	4,704
European Investment Bank	1.625%	3/14/25	3,000	3,167
European Investment Bank	0.625%	7/25/25	400	403
European Investment Bank	2.125%	4/13/26	1,000	1,089
European Investment Bank	2.375%	5/24/27	800	891
European Investment Bank	1.625%	10/9/29	350	373
European Investment Bank	0.875%	5/17/30	400	400
European Investment Bank	4.875%	2/15/36	1,300	1,967
Export Development Canada	1.375%	10/21/21	1,900	1,926
Export Development Canada	1.750%	7/18/22	800	824
Export Development Canada	2.500%	1/24/23	60	63
Export Development Canada	1.375%	2/24/23	2,600	2,665
Export Development Canada	2.750%	3/15/23	1,200	1,278
Export Development Canada	2.625%	2/21/24	800	865
Export-Import Bank of Korea	1.875%	10/21/21	800	811
Export-Import Bank of Korea	3.500%	11/27/21	300	311
Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,545
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,584
Export-Import Bank of Korea	3.625%	11/27/23	600	655
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,318
Export-Import Bank of Korea	3.250%	11/10/25	300	334
Export-Import Bank of Korea	2.625%	5/26/26	600	653
Export-Import Bank of Korea	2.375%	4/21/27	1,020	1,076
FMS Wertmanagement	2.000%	8/1/22	4,040	4,182

165

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hydro-Quebec	8.400%	1/15/22	1,235	1,380
	Hydro-Quebec	8.050%	7/7/24	2,665	3,382
	Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	350	356
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	828
	Inter-American Development Bank	1.875%	7/23/21	800	813
	Inter-American Development Bank	2.125%	1/18/22	3,000	3,085
	Inter-American Development Bank	1.750%	4/14/22	2,400	2,462
	Inter-American Development Bank	1.750%	9/14/22	3,300	3,406
	Inter-American Development Bank	3.000%	9/26/22	3,300	3,498
	Inter-American Development Bank	2.500%	1/18/23	5,330	5,626
	Inter-American Development Bank	2.625%	1/16/24	2,500	2,698
	Inter-American Development Bank	3.000%	2/21/24	3,700	4,050
	Inter-American Development Bank	2.125%	1/15/25	1,000	1,074
	Inter-American Development Bank	1.750%	3/14/25	500	530
	Inter-American Development Bank	0.875%	4/3/25	1,000	1,018
	Inter-American Development Bank	7.000%	6/15/25	250	323
	Inter-American Development Bank	0.625%	7/15/25	5,100	5,130
	Inter-American Development Bank	2.000%	6/2/26	1,915	2,068
	Inter-American Development Bank	2.000%	7/23/26	1,200	1,295
	Inter-American Development Bank	2.375%	7/7/27	800	890
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,593
	Inter-American Development Bank	3.875%	10/28/41	1,600	2,222
	Inter-American Development Bank	3.200%	8/7/42	50	64
	Inter-American Development Bank	4.375%	1/24/44	450	682
	International Bank for Reconstruction & Development	2.750%	7/23/21	3,600	3,695
	International Bank for Reconstruction & Development	1.375%	9/20/21	4,500	4,561
	International Bank for Reconstruction & Development	2.125%	12/13/21	1,130	1,160
	International Bank for Reconstruction & Development	2.000%	1/26/22	6,700	6,882
	International Bank for Reconstruction & Development	1.625%	2/10/22	4,025	4,113
	International Bank for Reconstruction & Development	2.125%	7/1/22	1,000	1,037
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	30
	International Bank for Reconstruction & Development	1.875%	6/19/23	6,000	6,279
	International Bank for Reconstruction & Development	3.000%	9/27/23	5,750	6,247
	International Bank for Reconstruction & Development	2.500%	3/19/24	3,600	3,884
	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,327
	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,996
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	2,106
	International Bank for Reconstruction & Development	0.625%	4/22/25	2,000	2,015
	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	5,061
	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	2,276
	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,613
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	997
	International Bank for Reconstruction & Development	4.750%	2/15/35	450	662
	International Finance Corp.	2.000%	10/24/22	1,000	1,039
	International Finance Corp.	2.875%	7/31/23	2,000	2,157
	International Finance Corp.	1.375%	10/16/24	1,400	1,457
	International Finance Corp.	2.125%	4/7/26	1,505	1,639
8	Japan Bank for International Cooperation	3.125%	7/20/21	730	750
8	Japan Bank for International Cooperation	1.500%	7/21/21	2,600	2,628
8	Japan Bank for International Cooperation	2.000%	11/4/21	700	714
8	Japan Bank for International Cooperation	2.500%	6/1/22	700	727
8	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	1,038
8	Japan Bank for International Cooperation	1.625%	10/17/22	750	769
8	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,493
8	Japan Bank for International Cooperation	1.750%	1/23/23	2,000	2,062
8	Japan Bank for International Cooperation	0.625%	5/22/23	200	201
8	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,487
8	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,747
8	Japan Bank for International Cooperation	2.500%	5/23/24	400	429
8	Japan Bank for International Cooperation	3.000%	5/29/24	650	709
8	Japan Bank for International Cooperation	1.750%	10/17/24	600	627
8	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,553
8	Japan Bank for International Cooperation	2.500%	5/28/25	500	543
8	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,691

166

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Japan Bank for International Cooperation	2.875%	7/21/27	500	565
8	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,477
8	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,519
8	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,790
8	Japan Bank for International Cooperation	2.000%	10/17/29	300	323
8	Japan International Cooperation Agency	2.750%	4/27/27	700	776
8	Japan International Cooperation Agency	3.375%	6/12/28	550	645
9	KFW	1.500%	6/15/21	2,000	2,024
9	KFW	2.375%	8/25/21	2,710	2,775
9	KFW	1.750%	9/15/21	1,220	1,242
9	KFW	2.625%	1/25/22	2,500	2,592
9	KFW	2.500%	2/15/22	3,800	3,938
9	KFW	2.125%	3/7/22	7,150	7,374
9	KFW	2.125%	6/15/22	6,400	6,633
9	KFW	1.750%	8/22/22	4,700	4,850
9	KFW	2.000%	10/4/22	2,150	2,233
9	KFW	2.375%	12/29/22	4,100	4,314
9	KFW	2.125%	1/17/23	1,750	1,831
9	KFW	1.625%	2/15/23	2,500	2,584
9	KFW	1.375%	8/5/24	500	518
9	KFW	2.500%	11/20/24	5,750	6,269
9	KFW	2.000%	5/2/25	1,250	1,342
9	KFW	2.875%	4/3/28	2,100	2,441
9	KFW	1.750%	9/14/29	900	967
9	KFW	0.000%	4/18/36	600	481
9	KFW	0.000%	6/29/37	1,700	1,338
	Korea Development Bank	2.625%	2/27/22	1,100	1,131
	Korea Development Bank	3.000%	9/14/22	1,250	1,310
	Korea Development Bank	3.375%	3/12/23	3,200	3,407
	Korea Development Bank	2.750%	3/19/23	600	629
	Korea Development Bank	3.750%	1/22/24	1,500	1,644
	Korea Development Bank	2.125%	10/1/24	400	419
9	Landwirtschaftliche Rentenbank	1.750%	9/24/21	350	356
9	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	998
9	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,175	1,203
9	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,419
9	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,670
9	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,064
9	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	877
9	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,795
	Nexen Energy ULC	7.875%	3/15/32	250	377
	Nexen Energy ULC	5.875%	3/10/35	410	560
	Nexen Energy ULC	6.400%	5/15/37	800	1,133
	Nexen Energy ULC	7.500%	7/30/39	625	1,009
	Nordic Investment Bank	2.125%	2/1/22	1,500	1,543
	Nordic Investment Bank	1.375%	10/17/22	700	717
	Nordic Investment Bank	0.375%	5/19/23	1,000	1,001
	Nordic Investment Bank	2.875%	7/19/23	950	1,024
	Nordic Investment Bank	2.250%	5/21/24	600	639
10	Oesterreichische Kontrollbank AG	2.875%	9/7/21	600	618
10	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,025
10	Oesterreichische Kontrollbank AG	2.625%	1/31/22	400	415
10	Oesterreichische Kontrollbank AG	1.625%	9/17/22	500	514
10	Oesterreichische Kontrollbank AG	2.875%	3/13/23	1,500	1,600
10	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	655
10	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	520
5	Oriental Republic of Uruguay	8.000%	11/18/22	325	357
5	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,235
5	Oriental Republic of Uruguay	4.375%	10/27/27	975	1,116
5	Oriental Republic of Uruguay	4.375%	1/23/31	2,140	2,506
5	Oriental Republic of Uruguay	7.625%	3/21/36	485	735
5	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,188
5	Oriental Republic of Uruguay	5.100%	6/18/50	2,615	3,373
5	Oriental Republic of Uruguay	4.975%	4/20/55	1,600	2,050

167

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Petroleos Mexicanos	2.290%	2/15/24	80	82
	Petroleos Mexicanos	2.378%	4/15/25	100	104
	Province of Alberta	2.200%	7/26/22	2,000	2,069
	Province of Alberta	3.350%	11/1/23	1,700	1,852
	Province of Alberta	2.950%	1/23/24	600	648
	Province of Alberta	1.875%	11/13/24	1,800	1,882
	Province of Alberta	1.000%	5/20/25	830	836
	Province of Alberta	3.300%	3/15/28	1,100	1,272
	Province of British Columbia	2.650%	9/22/21	500	514
	Province of British Columbia	2.000%	10/23/22	300	312
	Province of British Columbia	1.750%	9/27/24	600	630
	Province of British Columbia	2.250%	6/2/26	1,500	1,627
	Province of Manitoba	2.100%	9/6/22	300	310
	Province of Manitoba	2.600%	4/16/24	1,250	1,343
	Province of Manitoba	3.050%	5/14/24	500	546
	Province of Manitoba	2.125%	6/22/26	850	913
	Province of New Brunswick	2.500%	12/12/22	400	419
	Province of New Brunswick	3.625%	2/24/28	500	587
	Province of Ontario	2.400%	2/8/22	700	723
	Province of Ontario	2.550%	4/25/22	1,000	1,039
	Province of Ontario	2.250%	5/18/22	2,900	3,000
	Province of Ontario	2.450%	6/29/22	100	104
	Province of Ontario	2.200%	10/3/22	500	519
	Province of Ontario	1.750%	1/24/23	500	517
	Province of Ontario	3.400%	10/17/23	3,130	3,422
	Province of Ontario	3.050%	1/29/24	2,000	2,176
	Province of Ontario	3.200%	5/16/24	1,000	1,099
	Province of Ontario	2.500%	4/27/26	1,000	1,092
	Province of Ontario	2.300%	6/15/26	2,000	2,151
	Province of Ontario	2.000%	10/2/29	1,700	1,805
	Province of Quebec	2.750%	8/25/21	1,375	1,413
	Province of Quebec	2.375%	1/31/22	500	515
	Province of Quebec	2.625%	2/13/23	2,050	2,167
	Province of Quebec	7.125%	2/9/24	3,050	3,741
	Province of Quebec	2.875%	10/16/24	700	766
	Province of Quebec	2.500%	4/20/26	700	767
	Province of Quebec	2.750%	4/12/27	3,250	3,629
	Province of Quebec	7.500%	9/15/29	1,075	1,656
	Province of Quebec	1.350%	5/28/30	600	604
	Province of Saskatchewan	8.500%	7/15/22	244	283
	Republic of Chile	3.250%	9/14/21	285	293
	Republic of Chile	2.250%	10/30/22	225	232
	Republic of Chile	3.125%	3/27/25	200	217
	Republic of Chile	3.125%	1/21/26	710	775
5	Republic of Chile	3.240%	2/6/28	2,910	3,189
	Republic of Chile	2.450%	1/31/31	400	411
5	Republic of Chile	2.550%	1/27/32	1,100	1,142
	Republic of Chile	3.860%	6/21/47	675	795
5	Republic of Chile	3.500%	1/25/50	1,000	1,120
	Republic of Colombia	4.375%	7/12/21	1,330	1,367
5	Republic of Colombia	2.625%	3/15/23	2,250	2,280
	Republic of Colombia	4.000%	2/26/24	1,690	1,775
	Republic of Colombia	8.125%	5/21/24	400	480
5	Republic of Colombia	4.500%	1/28/26	919	993
5	Republic of Colombia	3.875%	4/25/27	2,500	2,627
5	Republic of Colombia	4.500%	3/15/29	2,800	3,043
5	Republic of Colombia	3.000%	1/30/30	250	245
5	Republic of Colombia	3.125%	4/15/31	500	491
	Republic of Colombia	10.375%	1/28/33	500	766
	Republic of Colombia	7.375%	9/18/37	1,000	1,359
	Republic of Colombia	6.125%	1/18/41	1,100	1,356
5	Republic of Colombia	5.625%	2/26/44	2,033	2,404
5	Republic of Colombia	5.000%	6/15/45	3,744	4,168
	Republic of Colombia	5.200%	5/15/49	1,000	1,155

168

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Republic of Colombia	4.125%	5/15/51	1,800	1,775
	Republic of Hungary	6.375%	3/29/21	1,830	1,903
	Republic of Hungary	5.375%	2/21/23	2,000	2,190
	Republic of Hungary	5.750%	11/22/23	1,000	1,136
	Republic of Hungary	5.375%	3/25/24	1,600	1,816
	Republic of Hungary	7.625%	3/29/41	850	1,425
	Republic of Indonesia	2.950%	1/11/23	350	360
	Republic of Indonesia	4.450%	2/11/24	625	676
	Republic of Indonesia	3.850%	7/18/27	200	216
	Republic of Indonesia	3.500%	1/11/28	1,300	1,380
	Republic of Indonesia	4.100%	4/24/28	1,000	1,107
	Republic of Indonesia	4.750%	2/11/29	600	695
	Republic of Indonesia	3.400%	9/18/29	200	212
	Republic of Indonesia	2.850%	2/14/30	350	357
	Republic of Indonesia	3.850%	10/15/30	900	1,000
1	Republic of Indonesia	4.750%	7/18/47	300	351
	Republic of Indonesia	4.350%	1/11/48	1,075	1,211
	Republic of Indonesia	5.350%	2/11/49	900	1,167
	Republic of Indonesia	3.700%	10/30/49	825	858
	Republic of Indonesia	4.200%	10/15/50	2,205	2,467
	Republic of Indonesia	4.450%	4/15/70	500	574
	Republic of Italy	6.875%	9/27/23	2,300	2,663
	Republic of Italy	2.375%	10/17/24	1,950	1,980
	Republic of Italy	2.875%	10/17/29	2,000	2,001
	Republic of Italy	5.375%	6/15/33	1,925	2,406
	Republic of Italy	4.000%	10/17/49	1,900	1,938
	Republic of Korea	2.750%	1/19/27	3,800	4,130
	Republic of Korea	4.125%	6/10/44	305	422
	Republic of Korea	3.875%	9/20/48	390	535
5	Republic of Panama	4.000%	9/22/24	600	651
5	Republic of Panama	3.750%	3/16/25	1,450	1,568
	Republic of Panama	8.875%	9/30/27	368	522
5	Republic of Panama	3.875%	3/17/28	1,980	2,225
	Republic of Panama	9.375%	4/1/29	1,070	1,622
5	Republic of Panama	3.160%	1/23/30	400	431
5	Republic of Panama	6.700%	1/26/36	1,544	2,218
5	Republic of Panama	4.500%	5/15/47	200	245
5	Republic of Panama	4.500%	4/16/50	2,110	2,577
5	Republic of Panama	4.300%	4/29/53	1,250	1,492
5	Republic of Panama	4.500%	4/1/56	2,000	2,450
5	Republic of Panama	3.870%	7/23/60	700	794
5	Republic of Peru	2.392%	1/23/26	400	417
	Republic of Peru	4.125%	8/25/27	250	287
	Republic of Peru	2.844%	6/20/30	500	536
5	Republic of Peru	2.783%	1/23/31	900	957
	Republic of Peru	8.750%	11/21/33	2,535	4,226
5	Republic of Peru	6.550%	3/14/37	600	911
	Republic of Peru	5.625%	11/18/50	2,050	3,232
	Republic of Poland	5.125%	4/21/21	1,305	1,352
	Republic of Poland	5.000%	3/23/22	1,415	1,518
	Republic of Poland	3.000%	3/17/23	3,100	3,283
	Republic of Poland	4.000%	1/22/24	625	692
	Republic of Poland	3.250%	4/6/26	1,150	1,288
	Republic of the Philippines	4.200%	1/21/24	1,400	1,521
	Republic of the Philippines	9.500%	10/21/24	550	718
	Republic of the Philippines	10.625%	3/16/25	425	594
	Republic of the Philippines	5.500%	3/30/26	1,500	1,802
	Republic of the Philippines	3.000%	2/1/28	3,800	4,097
	Republic of the Philippines	3.750%	1/14/29	1,000	1,142
	Republic of the Philippines	9.500%	2/2/30	1,525	2,478
	Republic of the Philippines	7.750%	1/14/31	775	1,158
	Republic of the Philippines	6.375%	1/15/32	600	829
	Republic of the Philippines	6.375%	10/23/34	3,175	4,568
	Republic of the Philippines	5.000%	1/13/37	400	515

169

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of the Philippines	3.950%	1/20/40	700	812
	Republic of the Philippines	3.700%	3/1/41	984	1,118
	Republic of the Philippines	3.700%	2/2/42	685	786
	Republic of the Philippines	2.950%	5/5/45	1,750	1,824
	State of Israel	4.000%	6/30/22	900	958
	State of Israel	3.150%	6/30/23	1,100	1,174
	State of Israel	2.875%	3/16/26	1,100	1,200
	State of Israel	3.250%	1/17/28	790	894
	State of Israel	2.500%	1/15/30	200	216
	State of Israel	2.750%	7/3/30	350	384
	State of Israel	4.500%	1/30/43	1,400	1,799
	State of Israel	4.125%	1/17/48	800	992
	State of Israel	3.375%	1/15/50	1,835	1,997
	State of Israel	3.875%	7/3/50	1,400	1,649
	State of Israel	4.500%	4/3/20	700	890
	Svensk Exportkredit AB	1.625%	9/12/21	200	203
	Svensk Exportkredit AB	3.125%	11/8/21	500	518
	Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,834
	Svensk Exportkredit AB	1.625%	11/14/22	1,500	1,542
	Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,492
	Svensk Exportkredit AB	0.625%	5/14/25	500	501
	Syngenta Finance NV	3.125%	3/28/22	450	455
	United Mexican States	3.625%	3/15/22	1,845	1,918
	United Mexican States	4.000%	10/2/23	269	286
	United Mexican States	3.600%	1/30/25	3,284	3,468
5	United Mexican States	3.900%	4/27/25	1,300	1,387
	United Mexican States	4.125%	1/21/26	3,468	3,737
	United Mexican States	4.150%	3/28/27	2,920	3,132
	United Mexican States	3.750%	1/11/28	1,175	1,222
	United Mexican States	4.500%	4/22/29	1,500	1,621
5	United Mexican States	3.250%	4/16/30	4,500	4,430
	United Mexican States	8.300%	8/15/31	1,000	1,413
5	United Mexican States	4.750%	4/27/32	2,500	2,756
	United Mexican States	7.500%	4/8/33	400	543
	United Mexican States	6.750%	9/27/34	200	262
	United Mexican States	6.050%	1/11/40	2,321	2,806
	United Mexican States	4.750%	3/8/44	3,022	3,150
	United Mexican States	5.550%	1/21/45	1,000	1,165
	United Mexican States	4.600%	1/23/46	2,530	2,586
	United Mexican States	4.350%	1/15/47	1,580	1,566
	United Mexican States	4.600%	2/10/48	2,410	2,463
5	United Mexican States	4.500%	1/31/50	1,500	1,543
5	United Mexican States	5.000%	4/27/51	2,600	2,803
	United Mexican States	5.750%	10/12/10	2,414	2,649
Total Sovereign Bonds (Cost $626,817)					673,736
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	235	248
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	168
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	328
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	100	163
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	50	72
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	925	1,361
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	160	224
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	175	316

170

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	300	323
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	276
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,718
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	224
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,200	2,154
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	1,000	1,026
California GO	5.700%	11/1/21	1,000	1,068
California GO	2.367%	4/1/22	600	618
California GO	3.375%	4/1/25	426	477
California GO	2.650%	4/1/26	250	273
California GO	3.500%	4/1/28	400	465
California GO	2.500%	10/1/29	290	315
California GO	4.500%	4/1/33	850	1,004
California GO	7.500%	4/1/34	2,270	3,702
California GO	4.600%	4/1/38	1,350	1,578
California GO	7.550%	4/1/39	4,005	7,132
California GO	7.300%	10/1/39	400	669
California GO	7.350%	11/1/39	725	1,220
California GO	7.625%	3/1/40	500	883
California State University Systemwide Revenue	3.899%	11/1/47	250	308
California State University Systemwide Revenue	2.975%	11/1/51	350	375
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	142
Chicago IL GO	7.045%	1/1/29	200	210
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	722
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	604
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	422
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	765	1,054
Clark County NV Airport System Revenue	6.820%	7/1/45	325	507
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	589
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	470
Connecticut GO	5.090%	10/1/30	575	688
Connecticut GO	5.850%	3/15/32	610	826
Cook County IL GO	6.229%	11/15/34	400	563
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	145
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	325
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	113
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	359
Dallas TX Independent School District GO	6.450%	2/15/35	150	154
Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	250	259
Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	330
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	66
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	394
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	250	376
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	500	510
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	275	282
George Washington University District of Columbia	4.300%	9/15/44	200	232
George Washington University District of Columbia	4.126%	9/15/48	800	982
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	601	874
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,129	1,655

171

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	147	212
	Grand Parkway Texas Transportation Corp	3.236%	10/1/52	675	703
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	107
	Houston TX GO	6.290%	3/1/32	810	1,040
	Illinois GO	4.950%	6/1/23	1,028	1,039
	Illinois GO	5.100%	6/1/33	4,520	4,585
	Illinois GO	6.630%	2/1/35	480	529
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	502
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	421
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	225	281
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	346
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	192
	Los Angeles CA Community College District GO	6.750%	8/1/49	235	415
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	151
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	100	100
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	706
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	894
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	2,157
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	148
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	539
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	84
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	146
	Massachusetts GO	4.200%	12/1/21	1,235	1,266
	Massachusetts GO	5.456%	12/1/39	845	1,197
	Massachusetts GO	2.813%	9/1/43	300	322
	Massachusetts GO	2.900%	9/1/49	300	327
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	693
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	50	51
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	71
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	152
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	945
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	615
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	291
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	269
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	414
	Michigan State University Revenue	4.496%	8/15/48	200	226
	Mississippi GO	5.245%	11/1/34	250	339
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	433
11	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,734
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	250	235

172

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	400	373
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	501
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,177
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	543
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	636
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	3,147
	New York City NY GO	6.246%	6/1/35	100	100
	New York City NY GO	5.517%	10/1/37	400	568
	New York City NY GO	6.271%	12/1/37	325	501
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	153
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	153
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	116
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,883
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	300	396
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	210
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	864
	New York Metropolitan Transportation Authority	5.175%	11/15/49	1,225	1,429
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	833
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	118
	New York State Dormitory Authority Revenue	3.142%	7/1/43	1,355	1,397
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	200	213
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	123
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	200	218
	New York State Thruway Authority	2.900%	1/1/35	200	215
	New York State Thruway Authority	3.500%	1/1/42	200	204
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	343
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	571
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	1,235
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	249
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	126
	Ohio State University General Receipts Revenue	4.800%	6/1/11	615	937
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	311
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	118
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	327
	Oregon GO	5.762%	6/1/23	268	295
	Oregon GO	5.892%	6/1/27	375	469
12	Oregon School Boards Association GO	5.528%	6/30/28	125	149
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	250	299
	Pennsylvania State University	2.790%	9/1/43	425	438
	Pennsylvania State University	2.840%	9/1/50	200	208
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	577
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	169
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	1,142

173

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,354
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	415
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	211
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,780	2,363
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	754
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	423
	Princeton University New Jersey	5.700%	3/1/39	800	1,239
5	Princeton University New Jersey	2.516%	7/1/50	385	402
	Regents of the University of California Medical Center Pooled Revenue	3.006%	5/15/50	500	506
	Regents of the University of California Medical Center Pooled Revenue	3.256%	5/15/60	660	686
	Regents of the University of California Revenue	3.063%	7/1/25	400	439
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	251
	Riverside County CA Pension Revenue	3.818%	2/15/38	75	84
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	150	182
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	435
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	105
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	360
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	269
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	284
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	511
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	334
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	734
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	569
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,551
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	469
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	406
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	816
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	135	138
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	743
	Texas A&M University System Revenue Financing System Revenue	3.100%	7/1/49	275	285
	Texas GO	5.517%	4/1/39	660	959
	Texas GO	3.211%	4/1/44	425	450
	Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	675	695
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	352
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	132
	Texas Transportation Commission Revenue	2.562%	4/1/42	725	736
	University of California Regents Medical Center Revenue	6.548%	5/15/48	2,250	3,595
	University of California Regents Medical Center Revenue	6.583%	5/15/49	125	197
	University of California Revenue	4.601%	5/15/31	500	607
	University of California Revenue	5.946%	5/15/45	275	405
	University of California Revenue	4.858%	5/15/12	330	457
	University of California Revenue	4.767%	5/15/15	50	68
	University of Michigan	2.437%	4/1/40	275	284
	University of Michigan	2.562%	4/1/50	200	207
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	175	195
	University of Pittsburgh-of the Commonwealth System of Higher Education	3.555%	9/15/19	1,025	1,204
	University of Southern California	5.250%	10/1/11	275	455
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	400	470
	University of Texas Revenue	3.354%	8/15/47	200	234
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	100	135

174

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	University of Texas System	2.439%	8/15/49	225	222
	University of Virginia Revenue	4.179%	9/1/17	250	340
	Utah GO	4.554%	7/1/24	100	106
	Utah GO	3.539%	7/1/25	340	364
	Washington GO	5.140%	8/1/40	480	700
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,093
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	333
12	Wisconsin GO	5.700%	5/1/26	270	310
Total Taxable Municipal Bonds (Cost $103,079)					124,075

				Shares
Preferred Stocks (0.0%)
*	WESCO International Inc. Pfd.			3,479	92
	Air T Funding Pfd.			28	1
Total Preferred Stocks (Cost $93)					93
Temporary Cash Investments (3.1%)
Money Market Fund (3.0%)
13,14	Vanguard Market Liquidity Fund	0.227%		13,376,114	1,337,611

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
15	United States Cash Management Bill	0.211%	9/15/20	8,000	7,998
15	United States Cash Management Bill	0.136%	10/20/20	2,100	2,099
15	United States Cash Management Bill	0.166%	11/3/20	9,000	8,995
					19,092
Total Temporary Cash Investments (Cost $1,356,468)					1,356,703
Total Investments (101.3%) (Cost $28,431,750)					44,857,943
Other Assets and Liabilities—Net (-1.3%)					(557,254)
Net Assets (100%)					44,300,689

Cost is in $000.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $74,681,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2020.
‡	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $216,814,000, representing 0.5% of net assets.
2	Securities with a value of $251,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	U.S. government-guaranteed.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Non-income-producing security—security in default.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

175

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2020

12	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14	Collateral of $80,388,000 was received for securities on loan, of which $78,760,000 is held in Vanguard Market Liquidity Fund and $1,628,000 is held in cash.
15	Securities with a value of $18,392,000 have been segregated as initial margin for open futures contracts.
CMT—Constant Maturing Treasury Rate.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
UMBS—Uniform Mortgage-Backed Securities.

176

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© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SNA022 082020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL CHIEF FINANCIAL OFFICER

Date: August 19, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.